NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2024

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account II:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account II (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 1, 2025

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two -year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Discovery All Cap Growth Fund: Class 2 (WFVOG2)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) Government Money Market Portfolio (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)1

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)1

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class (WRPAP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class (WRPCP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class (WRPMAV)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)1

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class (WRPMP)1

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP Macquarie Value Fund: Service Class (LDVS)1

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)1

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class

(PMVFHA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from April 28, 2023 (inception) to December 31, 2023.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class (LJPCBS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 2, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares (IVDDII)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 3, 2023 (inception) to December 31, 2023.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 5, 2023 (inception) to December 31, 2023.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Income Portfolio: Service Class (MVIPSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 8, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 9, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 10, 2023 (inception) to December 31, 2023.

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 12, 2023 (inception) to December 31, 2023.

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 15, 2023 (inception) to December 31, 2023.

INVESCO INVESTMENTS

Invesco - Invesco V.I. High Yield Fund: Series II Shares (AVHY2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 16, 2023 (inception) to December 31, 2023.

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from May 31, 2023 (inception) to December 31, 2023.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2024 and the period from June 5, 2023 (inception) to December 31, 2023.

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period April 26, 2024 (inception) to December 31, 2024.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 1, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)1

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 3, 2024 (inception) to December 31, 2024.

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 7, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 8, 2024 (inception) to December 31, 2024.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 9, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 16, 2024 (inception) to December 31, 2024.

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 20, 2024 (inception) to December 31, 2024.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2024, and the related statements of operations and changes in contract owners’ equity for the period May 28, 2024 (inception) to December 31, 2024.

CALVERT GROUP

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF) AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	20,297	$201,241	$182,878	$-	$182,878	$13	$182,865	$182,865	$-	$182,865
ALVGIA	23,926	779,790	757,962	-	757,962	8	757,954	757,954	-	757,954
ALVGIB	121,324	3,355,589	3,745,287	-	3,745,287	207	3,745,080	3,745,080	-	3,745,080
ALVIVB	203,372	3,331,326	3,062,779	-	3,062,779	211	3,062,568	3,062,568	-	3,062,568
ALVPGB	326,413	26,347,252	26,021,652	-	26,021,652	35	26,021,617	26,021,617	-	26,021,617
ALVSVA	14,024	255,849	256,927	-	256,927	28	256,899	256,899	-	256,899
ALVSVB	6,014,300	105,650,529	108,377,693	-	108,377,693	10,933	108,366,760	108,264,932	101,828	108,366,760
ALMGI2	14,537	227,160	296,560	-	296,560	12	296,548	296,548	-	296,548
SVDF	984	26,199	23,779	2,119	25,898	-	25,898	-	25,898	25,898
SVOF	4,588	115,090	123,241	60,446	183,687	-	183,687	-	183,687	183,687
WFVOG2	174	3,901	4,776	-	4,776	4	4,772	4,772	-	4,772
WFVSCG	13,363,353	141,868,501	124,680,085	-	124,680,085	1,042	124,679,043	124,676,564	2,479	124,679,043
AAEIP3	12,371	135,121	176,661	-	176,661	20	176,641	176,641	-	176,641
ARLPE3	8,160	105,011	108,359	-	108,359	8	108,351	108,351	-	108,351
AFGC	32,302	347,124	309,777	-	309,777	685	309,092	309,092	-	309,092
AFGF	102,191	9,397,931	13,026,307	2,129	13,028,436	-	13,028,436	13,028,436	-	13,028,436
AFHY	18,176	160,917	167,037	-	167,037	1,042	165,995	164,180	1,815	165,995
AMVBC4	6,812,924	97,853,188	111,323,177	-	111,323,177	571	111,322,606	111,322,606	-	111,322,606
AMVCB4	728,899	9,374,612	9,009,193	-	9,009,193	49	9,009,144	9,009,144	-	9,009,144
AMVGL4	210,926	2,719,054	2,670,325	-	2,670,325	14	2,670,311	2,670,311	-	2,670,311
AMVGS4	396,995	6,701,409	6,752,887	-	6,752,887	90	6,752,797	6,752,797	-	6,752,797
AMVGV2	3,688,632	36,081,822	34,894,456	-	34,894,456	286	34,894,170	34,894,170	-	34,894,170
AMVHI4	1,512,452	15,595,397	15,230,391	-	15,230,391	30	15,230,361	15,230,361	-	15,230,361
AMVI4	48,737	879,437	850,952	-	850,952	29	850,923	850,923	-	850,923
AMVNW4	1,060,788	26,744,553	27,686,575	-	27,686,575	1,451	27,685,124	27,685,124	-	27,685,124
AMVUA4	142,873	1,389,522	1,348,725	-	1,348,725	7	1,348,718	1,348,718	-	1,348,718
AVPAP2	35,867,077	431,806,294	458,381,248	-	458,381,248	833	458,380,415	458,355,905	24,510	458,380,415
PIVF2	150,671	2,818,739	2,832,623	-	2,832,623	14	2,832,609	2,832,609	-	2,832,609
BRVCA3	441,427	3,679,469	3,085,573	-	3,085,573	10	3,085,563	3,085,563	-	3,085,563
BRVDA3	1,578,248	22,526,821	21,353,689	-	21,353,689	20,437	21,333,252	21,333,252	-	21,333,252
BRVED3	14,498,402	159,315,510	152,523,194	-	152,523,194	6,132	152,517,062	152,482,367	34,695	152,517,062
BRVHY3	10,408,869	72,983,306	71,821,198	375,317	72,196,515	-	72,196,515	72,184,468	12,047	72,196,515
BRVTR3	53,135,705	597,564,298	520,729,908	1,756,040	522,485,948	-	522,485,948	522,468,325	17,623	522,485,948
MLVGA3	20,029,743	282,797,964	258,183,390	-	258,183,390	133,652	258,049,738	257,798,767	250,971	258,049,738
DCAP	696	28,486	25,392	-	25,392	381	25,011	-	25,011	25,011
DCAPS	7,955	329,242	283,528	-	283,528	24	283,504	283,504	-	283,504
DGI	451,532	13,605,920	16,923,424	-	16,923,424	2,215	16,921,209	16,912,959	8,250	16,921,209

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DSIF	3,108,417	163,563,865	247,927,308	-	247,927,308	24,416	247,902,892	247,661,594	241,298	247,902,892
DSIFS	9,233	649,321	738,575	1,784	740,359	-	740,359	717,165	23,194	740,359
DSRG	801,143	29,484,950	44,471,446	-	44,471,446	4,705	44,466,741	44,446,113	20,628	44,466,741
DVDLS	12,567	519,474	510,218	-	510,218	27	510,191	510,191	-	510,191
DVMCSS	1,578,961	28,314,058	32,273,958	561	32,274,519	-	32,274,519	32,264,487	10,032	32,274,519
DVSCS	2,462,183	40,171,087	47,741,736	13,414	47,755,150	-	47,755,150	47,701,840	53,310	47,755,150
CVN1IF	138,012	22,515,647	22,428,371	-	22,428,371	44	22,428,327	22,428,327	-	22,428,327
CVSBF	1,095,598	2,996,247	2,958,115	-	2,958,115	10	2,958,105	2,958,105	-	2,958,105
CHSMM	6,789,890	6,789,890	6,789,890	-	6,789,890	73	6,789,817	6,789,817	-	6,789,817
CLVGT2	268,903	7,325,227	7,599,198	-	7,599,198	30	7,599,168	7,599,168	-	7,599,168
CLVHY2	2,894,701	16,618,732	17,599,782	-	17,599,782	454	17,599,328	17,599,328	-	17,599,328
DWVSVS	1,939,243	66,848,752	78,054,540	1,275	78,055,815	-	78,055,815	78,052,283	3,532	78,055,815
ETVFR	10,115,181	88,551,903	87,091,709	1,640	87,093,349	-	87,093,349	87,089,274	4,075	87,093,349
FQB	274,467	2,922,125	2,805,052	-	2,805,052	166	2,804,886	2,804,886	-	2,804,886
FQBS	978,721	10,500,672	9,982,955	-	9,982,955	204	9,982,751	9,979,970	2,781	9,982,751
FVU2S	47,938	487,871	499,037	-	499,037	106	498,931	498,931	-	498,931
FAMP	3,953,021	60,426,326	65,027,191	9,627	65,036,818	-	65,036,818	64,955,861	80,957	65,036,818
FB2	50,812,709	1,018,781,604	1,203,753,071	3,527	1,203,756,598	-	1,203,756,598	1,203,597,948	158,650	1,203,756,598
FC2	8,803,761	438,681,085	488,608,748	-	488,608,748	18,397	488,590,351	488,552,335	38,016	488,590,351
FDSCS2	178,235	2,970,314	3,349,041	-	3,349,041	8	3,349,033	3,349,033	-	3,349,033
FEI2	14,084,206	317,358,272	359,147,264	10,527	359,157,791	-	359,157,791	358,993,825	163,966	359,157,791
FEIP	9,317,956	209,986,228	247,764,445	36,653	247,801,098	-	247,801,098	247,296,177	504,921	247,801,098
FEMS2	4,693,187	56,990,409	53,830,857	-	53,830,857	3,180	53,827,677	53,827,677	-	53,827,677
FF10S	246,387	2,964,666	2,828,522	-	2,828,522	115	2,828,407	2,828,407	-	2,828,407
FF10S2	17,050,520	218,398,727	194,205,423	31,905	194,237,328	-	194,237,328	194,131,143	106,185	194,237,328
FF20S	458,838	5,664,124	5,799,717	-	5,799,717	2,364	5,797,353	5,757,375	39,978	5,797,353
FF20S2	20,991,287	273,205,578	264,280,305	75,777	264,356,082	-	264,356,082	263,891,938	464,144	264,356,082
FF30S	872,869	13,009,116	14,262,686	-	14,262,686	185	14,262,501	14,262,501	-	14,262,501
FF30S2	4,745,817	72,497,700	77,214,446	3,413	77,217,859	-	77,217,859	77,211,611	6,248	77,217,859
FG2	10,411,624	923,596,902	965,573,965	-	965,573,965	175,777	965,398,188	964,877,263	520,925	965,398,188
FGI2	31,834,727	715,398,620	936,896,011	-	936,896,011	21,723	936,874,288	936,837,795	36,493	936,874,288
FGP	5,998,663	488,785,883	581,510,389	21,196	581,531,585	-	581,531,585	581,011,707	519,878	581,531,585
FHIP	4,973,889	25,463,533	23,476,757	10,883	23,487,640	-	23,487,640	23,410,774	76,866	23,487,640
FIGBP2	107,487,218	1,317,591,773	1,141,514,260	21,812	1,141,536,072	-	1,141,536,072	1,141,455,574	80,498	1,141,536,072
FIGBS	976,631	10,926,221	10,557,376	448	10,557,824	-	10,557,824	10,540,999	16,825	10,557,824
FMC2	4,801,150	153,640,252	170,344,809	-	170,344,809	7,006	170,337,803	170,216,961	120,842	170,337,803
FMCS	437,987	15,877,991	16,170,470	6,196	16,176,666	-	16,176,666	16,153,301	23,365	16,176,666

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FNRS2	3,484,445	82,704,227	87,215,659	1,193	87,216,852	-	87,216,852	87,202,998	13,854	87,216,852
FO2	4,335,826	104,116,334	109,046,033	10,670	109,056,703	-	109,056,703	108,883,485	173,218	109,056,703
FOP	1,564,768	34,084,864	39,854,651	-	39,854,651	1,245	39,853,406	39,803,991	49,415	39,853,406
FRESS2	843,413	15,127,877	14,565,744	-	14,565,744	530	14,565,214	14,565,214	-	14,565,214
FV2	222,347	4,222,216	4,115,636	-	4,115,636	8	4,115,628	4,115,628	-	4,115,628
FVFRHI	5,949,061	60,238,264	59,014,683	-	59,014,683	143	59,014,540	59,014,540	-	59,014,540
FVICA2	239,784	5,085,639	5,387,949	-	5,387,949	8	5,387,941	5,387,941	-	5,387,941
FVSIS2	839,478	8,856,753	8,873,281	-	8,873,281	9	8,873,272	8,873,272	-	8,873,272
FVSS	341,107	5,434,735	5,263,275	-	5,263,275	178	5,263,097	5,263,097	-	5,263,097
FVSS2	2,508,845	41,357,322	39,464,126	3,140	39,467,266	-	39,467,266	39,448,147	19,119	39,467,266
FTVDM2	581,712	5,471,316	4,915,465	-	4,915,465	569	4,914,896	4,914,896	-	4,914,896
FTVFA2	10,396,451	52,565,255	54,477,403	7,795	54,485,198	-	54,485,198	54,407,286	77,912	54,485,198
FTVGI2	3,495,020	53,822,305	39,773,325	33,680	39,807,005	-	39,807,005	39,647,326	159,679	39,807,005
FTVIS2	12,107,081	178,744,116	173,857,678	39,198	173,896,876	-	173,896,876	173,676,569	220,307	173,896,876
FTVMD2	33,486	590,491	587,348	-	587,348	34	587,314	587,314	-	587,314
FTVRD2	285	8,439	7,993	6,191	14,184	-	14,184	-	14,184	14,184
FTVSI2	22,356	195,877	200,090	-	200,090	19	200,071	200,071	-	200,071
FTVSV2	3,775,547	45,603,740	54,065,828	-	54,065,828	1,513	54,064,315	54,053,934	10,381	54,064,315
TIF2	1,165,120	14,846,414	16,032,054	-	16,032,054	989	16,031,065	16,008,967	22,098	16,031,065
GVGMNS	533,237	6,090,963	6,558,814	2,968	6,561,782	-	6,561,782	6,550,242	11,540	6,561,782
GVMSAS	953,005	8,655,324	8,510,336	-	8,510,336	314	8,510,022	8,510,022	-	8,510,022
GVSSCS	50,103	583,606	663,860	-	663,860	34	663,826	663,826	-	663,826
RVARS	360,342	9,391,053	8,554,525	10,470	8,564,995	-	8,564,995	8,543,668	21,327	8,564,995
ACEG2	4,869	247,240	348,623	357	348,980	-	348,980	348,980	-	348,980
AVHY2	118,355	554,959	557,453	-	557,453	8	557,445	557,445	-	557,445
IVBRA1	18,913	181,303	160,191	-	160,191	8	160,183	160,183	-	160,183
IVCPB2	1,579,761	8,899,690	8,878,256	-	8,878,256	2	8,878,254	8,878,254	-	8,878,254
IVCPBI	1,835,526	10,734,694	10,462,497	263	10,462,760	-	10,462,760	10,417,242	45,518	10,462,760
IVDDII	223,739	5,641,687	5,727,724	-	5,727,724	10	5,727,714	5,727,714	-	5,727,714
IVKEI1	1,033,317	17,828,977	18,041,720	-	18,041,720	2,215	18,039,505	17,966,908	72,597	18,039,505
IVMCC2	952,113	8,573,778	10,178,083	10,459	10,188,542	-	10,188,542	10,157,099	31,443	10,188,542
OVAG	129,511	9,755,266	10,105,778	-	10,105,778	288	10,105,490	10,105,490	-	10,105,490
OVAG2	215,927	14,099,768	14,451,970	14,077	14,466,047	-	14,466,047	14,417,439	48,608	14,466,047
OVGIS	682	13,602	13,520	4,294	17,814	-	17,814	7,884	9,930	17,814
OVGS	2,905,831	106,980,565	116,204,173	-	116,204,173	36,084	116,168,089	116,026,978	141,111	116,168,089
OVGSS	2,961,168	109,494,966	114,478,754	-	114,478,754	19,728	114,459,026	114,338,361	120,665	114,459,026
OVIG	637,203	1,414,969	1,172,453	-	1,172,453	32	1,172,421	1,172,421	-	1,172,421

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OVIGS	282,626	551,658	553,948	-	553,948	71	553,877	553,877	-	553,877
OVSB	258,238	1,047,733	1,107,841	-	1,107,841	122	1,107,719	1,107,719	-	1,107,719
OVSBS	676,010	2,830,058	2,987,966	294	2,988,260	-	2,988,260	2,986,197	2,063	2,988,260
OVSC	160,780	3,913,037	4,702,830	294	4,703,124	-	4,703,124	4,695,081	8,043	4,703,124
OVSCS	4,983,089	120,873,970	141,968,204	2,735	141,970,939	-	141,970,939	141,869,289	101,650	141,970,939
WRASP	9,809,716	89,416,636	91,132,265	12,763	91,145,028	-	91,145,028	90,893,414	251,614	91,145,028
WRENG	20,625	85,410	96,527	-	96,527	8	96,519	96,519	-	96,519
WRHIP	14,438,386	45,693,965	42,304,471	46,261	42,350,732	-	42,350,732	42,215,596	135,136	42,350,732
WRMCG	21,452,274	260,203,325	213,021,078	-	213,021,078	1,441	213,019,637	213,019,637	-	213,019,637
WRPAP	3,522	15,445	14,300	-	14,300	4	14,296	14,296	-	14,296
WRPCP	521,509	2,206,935	2,232,059	-	2,232,059	20	2,232,039	2,232,039	-	2,232,039
WRPMAP	4,808,745	20,364,639	20,052,465	-	20,052,465	29	20,052,436	20,052,436	-	20,052,436
WRPMAV	565,175	2,545,619	2,577,199	-	2,577,199	21	2,577,178	2,577,178	-	2,577,178
WRPMCP	925,734	4,192,241	3,925,110	-	3,925,110	112	3,924,998	3,924,998	-	3,924,998
WRPMP	2,952,733	12,465,271	12,194,788	-	12,194,788	34	12,194,754	12,194,754	-	12,194,754
JABS	2,214,649	106,082,412	120,454,760	-	120,454,760	669	120,454,091	120,454,091	-	120,454,091
JACAS	2,327,494	91,985,433	118,841,855	-	118,841,855	6,361	118,835,494	118,647,165	188,329	118,835,494
JAFBS	11,944,104	148,129,063	129,832,414	-	129,832,414	398	129,832,016	129,811,426	20,590	129,832,016
JAGSEI	256,062	3,056,911	2,944,712	-	2,944,712	53	2,944,659	2,944,659	-	2,944,659
JAGTS	21,054,108	331,740,543	445,504,936	63,621	445,568,557	-	445,568,557	445,418,315	150,242	445,568,557
JAIGS	707,417	21,549,057	29,548,819	-	29,548,819	1,182	29,547,637	29,547,637	-	29,547,637
JAMGS	113,510	8,374,842	8,481,433	-	8,481,433	88	8,481,345	8,481,345	-	8,481,345
JAWGS	53,794	3,717,579	3,763,972	-	3,763,972	19	3,763,953	3,763,953	-	3,763,953
LZREMS	56,150	1,115,616	1,215,648	-	1,215,648	103	1,215,545	1,215,545	-	1,215,545
SBVSG2	55,532	1,447,968	1,414,408	-	1,414,408	8	1,414,400	1,414,400	-	1,414,400
LACB2	2,322,103	18,233,310	19,512,629	59,860	19,572,489	-	19,572,489	19,466,183	106,306	19,572,489
LACCA2	1,950	29,221	32,698	-	32,698	21,098	11,600	-	11,600	11,600
LACDV2	1,288,263	10,458,578	11,033,969	-	11,033,969	70	11,033,899	11,033,094	805	11,033,899
LACDVS	287,411	2,333,845	2,461,675	-	2,461,675	200	2,461,475	2,461,475	-	2,461,475
LACI2	567	6,136	6,063	-	6,063	3,642	2,421	-	2,421	2,421
LACIP2	251,170	4,407,952	2,307,750	-	2,307,750	10,217	2,297,533	2,297,533	-	2,297,533
LACIPS	20,733,280	190,262,586	189,999,782	-	189,999,782	169,574	189,830,208	189,706,016	124,192	189,830,208
LACMV2	366,784	7,037,037	7,209,879	-	7,209,879	8,688	7,201,191	7,176,469	24,722	7,201,191
LACMVS	7,393,767	141,824,323	145,501,948	50,534	145,552,482	-	145,552,482	145,453,523	98,959	145,552,482
LACVS	1,776,713	21,113,527	21,757,626	-	21,757,626	18,859	21,738,767	21,738,767	-	21,738,767
LDVS	37,187	993,368	949,951	7	949,958	-	949,958	949,958	-	949,958
LJPCBS	7,860,647	76,257,329	74,479,634	-	74,479,634	216	74,479,418	74,479,418	-	74,479,418

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
LJPMVS	888,726	8,362,521	8,661,526	-	8,661,526	243	8,661,283	8,661,283	-	8,661,283
LOVSDC	129,675	1,718,136	1,697,449	-	1,697,449	42	1,697,407	1,697,407	-	1,697,407
LOVTRC	10,839,714	168,424,967	150,563,627	-	150,563,627	685	150,562,942	150,562,942	-	150,562,942
M2IGSS	259,211	5,821,880	6,047,385	-	6,047,385	350	6,047,035	6,047,035	-	6,047,035
M3GRES	17,010	287,988	259,240	-	259,240	27	259,213	259,213	-	259,213
MEGSS	302,574	18,845,068	20,296,666	-	20,296,666	24	20,296,642	20,296,642	-	20,296,642
MMCGSC	1,177,565	8,258,128	9,255,657	-	9,255,657	14	9,255,643	9,255,643	-	9,255,643
MNDSC	9,466,523	113,030,081	101,765,117	5,084	101,770,201	-	101,770,201	101,745,872	24,329	101,770,201
MV2RIS	1,894,366	30,249,398	31,939,018	-	31,939,018	372	31,938,646	31,938,646	-	31,938,646
MV3LMS	696,357	6,972,914	7,040,172	-	7,040,172	53	7,040,119	7,040,119	-	7,040,119
MV3MVS	6,161,261	60,939,726	64,200,339	-	64,200,339	627	64,199,712	64,199,712	-	64,199,712
MVBDS	1,394,463	12,932,854	12,926,672	-	12,926,672	10	12,926,662	12,926,662	-	12,926,662
MVBRES	13,304	761,987	840,706	-	840,706	22	840,684	840,684	-	840,684
MVFSC	16,511,435	357,420,586	346,905,247	25,147	346,930,394	-	346,930,394	346,841,436	88,958	346,930,394
MVIGSC	3,962,309	56,273,190	61,495,029	-	61,495,029	522	61,494,507	61,494,507	-	61,494,507
MVIPSC	818,227	6,738,278	6,742,190	-	6,742,190	8	6,742,182	6,742,182	-	6,742,182
MVIVSC	8,612,203	250,668,810	251,217,951	38,605	251,256,556	-	251,256,556	251,064,650	191,906	251,256,556
MVRBSS	199,840	2,313,073	2,252,198	-	2,252,198	48	2,252,150	2,252,150	-	2,252,150
MVUSC	3,287	107,738	109,837	-	109,837	26	109,811	109,811	-	109,811
MSEM	123,546	853,369	678,269	-	678,269	131	678,138	678,138	-	678,138
MSEMB	64,356	418,139	349,452	-	349,452	109	349,343	349,343	-	349,343
MSVEG2	3,860,235	37,660,786	57,170,084	-	57,170,084	665	57,169,419	57,169,419	-	57,169,419
DTRTFB	5,150,590	45,525,152	41,256,226	-	41,256,226	485	41,255,741	41,255,741	-	41,255,741
EIF	220,574	4,349,004	4,462,210	-	4,462,210	38	4,462,172	4,462,172	-	4,462,172
EIF2	22,193,102	424,297,441	442,752,380	41,475	442,793,855	-	442,793,855	442,677,548	116,307	442,793,855
GBF	12,184,953	131,480,112	112,710,812	47,056	112,757,868	-	112,757,868	112,521,577	236,291	112,757,868
GBF2	28,778	278,849	265,622	-	265,622	26	265,596	265,596	-	265,596
GEM	379,578	4,772,796	4,171,562	1,279	4,172,841	-	4,172,841	4,154,554	18,287	4,172,841
GEM2	6,060,399	80,970,543	65,331,104	19,788	65,350,892	-	65,350,892	65,114,537	236,355	65,350,892
GIG	978,050	10,055,583	11,413,840	-	11,413,840	9,351	11,404,489	11,359,321	45,168	11,404,489
GVAAA2	211,672,658	5,129,700,779	6,015,736,931	67,292	6,015,804,223	-	6,015,804,223	6,015,031,597	772,626	6,015,804,223
GVABD2	299,005,068	3,452,125,250	3,289,055,752	156,145	3,289,211,897	-	3,289,211,897	3,288,786,098	425,799	3,289,211,897
GVAGG2	13,403,226	447,068,218	502,218,873	2,005	502,220,878	-	502,220,878	502,162,611	58,267	502,220,878
GVAGI2	54,226,208	2,965,164,035	4,002,436,394	-	4,002,436,394	92,386	4,002,344,008	4,002,057,017	286,991	4,002,344,008
GVAGR2	13,842,897	1,452,124,488	1,890,109,201	55,262	1,890,164,463	-	1,890,164,463	1,889,892,965	271,498	1,890,164,463
GVDMA	53,511,362	553,693,894	541,534,988	-	541,534,988	1,948	541,533,040	541,353,978	179,062	541,533,040
GVDMC	43,616,893	446,970,896	425,700,872	37,576	425,738,448	-	425,738,448	425,525,338	213,110	425,738,448

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
GVEX1	169,718	1,430,289	1,924,598	-	1,924,598	13	1,924,585	1,924,585	-	1,924,585
GVEX2	234,256,152	2,434,837,495	2,586,187,919	-	2,586,187,919	62,311	2,586,125,608	2,585,898,816	226,792	2,586,125,608
GVIDA	17,917,659	198,537,714	206,053,079	8,062	206,061,141	-	206,061,141	206,035,979	25,162	206,061,141
GVIDC	35,956,556	349,682,110	351,655,114	19,258	351,674,372	-	351,674,372	351,626,595	47,777	351,674,372
GVIDM	147,959,978	1,482,981,536	1,395,262,589	24,041	1,395,286,630	-	1,395,286,630	1,395,082,097	204,533	1,395,286,630
GVIX2	626,248	6,723,877	6,575,605	-	6,575,605	80	6,575,525	6,575,525	-	6,575,525
GVIX8	14,628,515	146,864,483	152,429,125	16,648	152,445,773	-	152,445,773	152,314,204	131,569	152,445,773
HIBF	6,798,669	41,928,123	39,568,255	7,466	39,575,721	-	39,575,721	39,541,277	34,444	39,575,721
IDPG2	81,375,708	860,561,496	905,711,633	-	905,711,633	992	905,710,641	905,710,641	-	905,710,641
IDPGI2	35,083,270	370,403,541	387,319,302	-	387,319,302	314	387,318,988	387,314,368	4,620	387,318,988
MCIF	22,477,681	452,480,580	452,925,276	-	452,925,276	2,450	452,922,826	452,810,017	112,809	452,922,826
MCIF2	231,932	4,960,508	4,564,418	-	4,564,418	1,740	4,562,678	4,516,984	45,694	4,562,678
MSBF	24,394,647	216,856,860	211,013,699	-	211,013,699	2,193	211,011,506	210,994,886	16,620	211,011,506
NAMAA2	230,800,313	2,403,049,176	2,559,575,472	-	2,559,575,472	1,946	2,559,573,526	2,559,573,526	-	2,559,573,526
NAMGI2	45,188,472	543,601,245	741,994,706	1,414	741,996,120	-	741,996,120	741,988,652	7,468	741,996,120
NCPG2	81,138,023	851,496,452	1,097,797,452	-	1,097,797,452	5,439	1,097,792,013	1,097,746,720	45,293	1,097,792,013
NCPGI2	36,712,769	382,506,706	467,353,546	422	467,353,968	-	467,353,968	467,338,981	14,987	467,353,968
NJNDE2	5,298,727	89,066,927	111,326,258	-	111,326,258	412	111,325,846	111,325,846	-	111,325,846
NVAMV1	1,815,553	28,331,281	32,171,604	2,154	32,173,758	-	32,173,758	32,132,291	41,467	32,173,758
NVAMV2	3,536,286	48,466,053	62,132,537	36,957	62,169,494	-	62,169,494	62,042,624	126,870	62,169,494
NVAMVX	316,483	5,482,034	5,598,576	-	5,598,576	211	5,598,365	5,598,365	-	5,598,365
NVAMVZ	8,683,797	138,441,898	151,098,072	-	151,098,072	1,681	151,096,391	150,979,827	116,564	151,096,391
NVBX	97,997	934,884	883,937	-	883,937	17	883,920	883,920	-	883,920
NVCBD1	287,040	2,919,882	2,577,618	-	2,577,618	111	2,577,507	2,577,507	-	2,577,507
NVCBD2	9,940,207	103,901,703	88,964,856	84,654	89,049,510	-	89,049,510	88,858,077	191,433	89,049,510
NVCCA2	149,862,406	1,526,248,533	1,789,357,124	48,653	1,789,405,777	-	1,789,405,777	1,789,216,352	189,425	1,789,405,777
NVCCN2	40,310,462	418,080,124	440,190,248	20,923	440,211,171	-	440,211,171	439,957,202	253,969	440,211,171
NVCMA2	28,362,265	264,897,244	326,733,291	-	326,733,291	1,408	326,731,883	326,731,883	-	326,731,883
NVCMC2	39,646,096	420,257,036	461,084,099	-	461,084,099	19,083	461,065,016	461,005,227	59,789	461,065,016
NVCMD2	147,088,295	1,552,662,120	1,769,472,193	-	1,769,472,193	92,816	1,769,379,377	1,769,349,753	29,624	1,769,379,377
NVCRA2	10,491,533	119,020,553	147,615,871	1,026	147,616,897	-	147,616,897	147,613,346	3,551	147,616,897
NVCRB2	121,017,261	1,323,906,350	1,457,047,826	62,767	1,457,110,593	-	1,457,110,593	1,456,878,362	232,231	1,457,110,593
NVDBL2	73,782,058	1,048,776,597	1,041,064,833	11,524	1,041,076,357	-	1,041,076,357	1,040,950,060	126,297	1,041,076,357
NVDCA2	72,162,034	1,014,866,349	997,279,309	65,104	997,344,413	-	997,344,413	997,023,271	321,142	997,344,413
NVFIII	6,369,554	64,242,530	59,491,638	-	59,491,638	299	59,491,339	59,491,339	-	59,491,339
NVGEII	4,080,112	62,917,275	74,217,234	-	74,217,234	376	74,216,858	74,216,858	-	74,216,858
NVIE6	3,848,540	40,050,070	44,335,178	-	44,335,178	20,490	44,314,688	44,288,946	25,742	44,314,688

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVLCP2	80,865	825,779	799,755	3,092	802,847	-	802,847	796,135	6,712	802,847
NVLCPP	37,099,929	417,823,940	363,208,302	11,901	363,220,203	-	363,220,203	363,112,753	107,450	363,220,203
NVMGA2	26,310,611	289,489,912	326,251,582	693	326,252,275	-	326,252,275	326,236,800	15,475	326,252,275
NVMIG1	1,927,100	19,748,601	14,723,048	-	14,723,048	2,000	14,721,048	14,600,442	120,606	14,721,048
NVMIG6	16,577,819	170,065,402	125,328,310	-	125,328,310	1,300	125,327,010	125,323,755	3,255	125,327,010
NVMIVX	143,211	1,461,441	1,648,361	-	1,648,361	1,208	1,647,153	1,632,172	14,981	1,647,153
NVMIVZ	12,196,720	133,638,542	140,018,348	-	140,018,348	1,218	140,017,130	140,009,288	7,842	140,017,130
NVMLG1	1,824,989	15,553,197	17,848,391	17,224	17,865,615	-	17,865,615	17,828,340	37,275	17,865,615
NVMLG2	29,404,277	238,606,637	271,695,522	8,901	271,704,423	-	271,704,423	271,688,303	16,120	271,704,423
NVMM2	4,149,651	4,149,651	4,149,651	-	4,149,651	39	4,149,612	4,149,612	-	4,149,612
NVMMG1	18,961,726	171,523,083	140,885,624	34,170	140,919,794	-	140,919,794	140,714,840	204,954	140,919,794
NVMMG2	15,457,778	102,602,551	98,929,780	3,175	98,932,955	-	98,932,955	98,919,875	13,080	98,932,955
NVMMV1	65,490	510,595	529,162	-	529,162	23	529,139	529,139	-	529,139
NVMMV2	23,890,727	192,498,014	194,948,334	9,770	194,958,104	-	194,958,104	194,847,503	110,601	194,958,104
NVNMO1	7,802,015	79,154,842	78,020,150	2,188	78,022,338	-	78,022,338	77,883,452	138,886	78,022,338
NVNMO2	4,674,765	48,964,477	45,204,975	-	45,204,975	1,120	45,203,855	45,199,640	4,215	45,203,855
NVNSR1	138,460	1,820,966	1,575,680	-	1,575,680	118	1,575,562	1,575,562	-	1,575,562
NVNSR2	7,641,128	98,235,085	86,803,218	5,594	86,808,812	-	86,808,812	86,791,071	17,741	86,808,812
NVOLG1	17,667,169	324,197,238	452,632,867	-	452,632,867	176	452,632,691	452,038,414	594,277	452,632,691
NVOLG2	21,837,957	482,549,537	551,408,416	-	551,408,416	20,703	551,387,713	551,009,124	378,589	551,387,713
NVRE1	3,999,610	27,736,071	31,916,884	-	31,916,884	4,010	31,912,874	31,131,243	781,631	31,912,874
NVRE2	8,874,853	68,212,457	69,756,345	248	69,756,593	-	69,756,593	69,740,225	16,368	69,756,593
NVSIX2	28,654,287	235,162,057	246,426,866	-	246,426,866	52	246,426,814	246,324,517	102,297	246,426,814
NVSTB2	15,250,159	151,959,826	147,774,036	19,184	147,793,220	-	147,793,220	147,714,930	78,290	147,793,220
NVTIV3	1,716,495	15,386,207	19,928,509	1,906	19,930,415	-	19,930,415	19,908,257	22,158	19,930,415
SAM	883,676,370	883,676,370	883,676,370	563,487	884,239,857	-	884,239,857	879,826,210	4,413,647	884,239,857
SCF	2,833,723	51,420,574	56,589,443	22,970	56,612,413	-	56,612,413	56,467,876	144,537	56,612,413
SCF2	4,788,054	82,920,122	83,838,830	56,851	83,895,681	-	83,895,681	83,828,195	67,486	83,895,681
SCGF	352,199	5,550,512	5,857,075	-	5,857,075	227	5,856,848	5,856,848	-	5,856,848
SCGF2	5,742,435	70,167,154	79,647,567	-	79,647,567	1,089	79,646,478	79,645,622	856	79,646,478
SCVF	2,001,660	17,140,954	19,756,379	-	19,756,379	38,895	19,717,484	19,663,334	54,150	19,717,484
SCVF2	4,940,438	44,503,201	45,550,837	-	45,550,837	1,119	45,549,718	45,549,718	-	45,549,718
TRF	4,938,840	83,621,468	113,593,328	76,407	113,669,735	-	113,669,735	113,205,792	463,943	113,669,735
TRF2	4,402,224	97,585,442	100,502,783	6,288	100,509,071	-	100,509,071	100,483,883	25,188	100,509,071
AMCG	169	4,419	5,292	-	5,292	2,448	2,844	-	2,844	2,844
AMMCGS	90,739	2,351,117	2,415,485	-	2,415,485	348	2,415,137	2,415,137	-	2,415,137
AMSRS	376,001	9,791,562	15,013,712	-	15,013,712	8,440	15,005,272	14,978,319	26,953	15,005,272

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMTB	4,021,820	41,353,099	38,850,781	6,322	38,857,103	-	38,857,103	38,831,766	25,337	38,857,103
NOTB4	242,530	2,902,389	3,211,098	406	3,211,504	-	3,211,504	3,206,555	4,949	3,211,504
NOTG4	189,854	2,271,965	2,441,529	-	2,441,529	218	2,441,311	2,441,311	-	2,441,311
NOTMG4	345,238	3,645,067	4,111,781	-	4,111,781	231	4,111,550	4,111,550	-	4,111,550
MNCPS2	28,344	454,779	428,805	-	428,805	36	428,769	428,769	-	428,769
PMUBA	7,027	69,358	61,418	-	61,418	19	61,399	61,399	-	61,399
PMVAAD	3,455,708	35,689,736	30,894,026	20,307	30,914,333	-	30,914,333	30,857,143	57,190	30,914,333
PMVEBD	1,052,335	12,540,031	11,196,847	383	11,197,230	-	11,197,230	11,194,610	2,620	11,197,230
PMVFAD	1,899,534	14,413,148	13,429,708	-	13,429,708	983	13,428,725	13,428,725	-	13,428,725
PMVFHA	14,768	161,077	147,678	-	147,678	50	147,628	147,628	-	147,628
PMVFHV	146,211	1,450,094	1,462,114	-	1,462,114	13	1,462,101	1,462,101	-	1,462,101
PMVHYD	44,932	343,018	325,308	-	325,308	36	325,272	325,272	-	325,272
PMVIV	4,979,604	49,636,270	49,248,287	-	49,248,287	358	49,247,929	49,247,929	-	49,247,929
PMVLAD	31,747,648	318,973,916	306,047,326	4,598	306,051,924	-	306,051,924	306,030,684	21,240	306,051,924
PMVRA	289,733	3,470,495	3,334,824	-	3,334,824	27	3,334,797	3,334,797	-	3,334,797
PMVRSD	234,683	1,812,712	1,304,836	-	1,304,836	51	1,304,785	1,304,785	-	1,304,785
PMVSTA	12,656,855	129,656,605	130,618,743	-	130,618,743	236	130,618,507	130,618,507	-	130,618,507
PMVTRD	24,596	222,211	222,349	612	222,961	-	222,961	221,839	1,122	222,961
PVEIB	6,223,141	179,362,807	201,754,221	19,473	201,773,694	-	201,773,694	201,613,041	160,653	201,773,694
PVGOB	341,750	4,482,327	5,878,094	-	5,878,094	325	5,877,769	5,877,769	-	5,877,769
PVGPB	138,341	2,174,214	2,180,247	-	2,180,247	10	2,180,237	2,180,237	-	2,180,237
PVIGIB	2,207,473	23,896,117	26,577,971	-	26,577,971	437	26,577,534	26,577,534	-	26,577,534
PVNOB	161,135	7,383,650	7,782,803	-	7,782,803	72	7,782,731	7,782,731	-	7,782,731
PVTIGB	2,108,841	31,369,880	32,455,058	-	32,455,058	5,176	32,449,882	32,390,973	58,909	32,449,882
ROCSC	6,844	57,461	64,472	-	64,472	12	64,460	64,460	-	64,460
TRHS2	5,860,899	277,112,057	279,096,016	38,444	279,134,460	-	279,134,460	279,015,313	119,147	279,134,460
TRMCG2	799,176	22,620,809	21,250,097	-	21,250,097	175	21,249,922	21,249,922	-	21,249,922
VVGGS	19,202	159,894	179,158	-	179,158	31	179,127	179,127	-	179,127
VWBF	520,027	4,259,312	3,785,799	1,558	3,787,357	-	3,787,357	3,766,233	21,124	3,787,357
VWEM	715,794	8,746,985	6,563,829	3,159	6,566,988	-	6,566,988	6,557,424	9,564	6,566,988
VWHA	319,346	9,298,064	8,041,126	39,140	8,080,266	-	8,080,266	7,897,840	182,426	8,080,266
VWHAS	1,392,101	36,692,053	33,480,036	6,056	33,486,092	-	33,486,092	33,471,087	15,005	33,486,092
VRVDRA	940,083	19,657,683	19,713,546	-	19,713,546	4,179	19,709,367	19,709,367	-	19,709,367

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2024

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	ALVBWB	ALVDAA	ALVGIA	ALVGIB	ALVIVB	ALVPGB	ALVSVA	ALVSVB

Reinvested dividends	$3,214	-	3,718	56,933	93,325	-	2,193	704,973
Mortality and expense risk charges (note 2)	(726)	(10)	(3,505)	(64,871)	(55,669)	(42,770)	(1,200)	(1,623,896)

Net investment income (loss)	2,488	(10)	213	(7,938)	37,656	(42,770)	993	(918,923)

Realized gain (loss) on investments	(1,245)	(11,460)	268	39,454	(37,613)	990	(6,907)	2,020,462
Change in unrealized gain (loss) on investments	9,062	11,025	(21,828)	302,250	(343,301)	(325,600)	15,932	1,844,835

Net gain (loss) on investments	7,817	(435)	(21,560)	341,704	(380,914)	(324,610)	9,025	3,865,297

Reinvested capital gains	3,702	-	8,831	160,196	-	105,582	12,486	5,555,307

Net increase (decrease) in contract owners’ equity resulting from operations	$14,007	(445)	(12,516)	493,962	(343,258)	(261,798)	22,504	8,501,681

Investment Activity*:	ALMGI2	SVDF	SVOF	WFVOG2	WFVSCG	AAEIP3	ARLPE3	AFGC
Reinvested dividends	$-	-	72	-	-	6,214	8,827	14,073
Mortality and expense risk charges (note 2)	(2,963)	(527)	(2,118)	(155)	(1,879,033)	(926)	(631)	(4,468)

Net investment income (loss)	(2,963)	(527)	(2,046)	(155)	(1,879,033)	5,288	8,196	9,605

Realized gain (loss) on investments	5,596	(1,697)	3,758	(893)	(1,897,273)	5,863	138	(5,174)
Change in unrealized gain (loss) on investments	49,357	5,420	3,127	2,318	23,499,026	39,101	8,330	(5,679)

Net gain (loss) on investments	54,953	3,723	6,885	1,425	21,601,753	44,964	8,468	(10,853)

Reinvested capital gains	-	-	15,014	683	-	4,996	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,990	3,196	19,853	1,953	19,722,720	55,248	16,664	(1,248)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	AFGF	AFHY	AMVBC4	AMVCB4	AMVGL4	AMVGS4	AMVGV2	AMVHI4

Reinvested dividends	$76,110	11,054	1,379,427	326,883	31,827	36,205	1,332,684	516,479
Mortality and expense risk charges (note 2)	(189,141)	(2,299)	(1,038,299)	(75,525)	(14,396)	(58,343)	(411,678)	(44,374)

Net investment income (loss)	(113,031)	8,755	341,128	251,358	17,431	(22,138)	921,006	472,105

Realized gain (loss) on investments	2,193,913	1,212	37,465	(48,499)	3,558	(180,257)	(344,951)	21,632
Change in unrealized gain (loss) on investments	1,341,451	4,076	9,352,368	(389,228)	(48,729)	79,803	(859,734)	(365,006)

Net gain (loss) on investments	3,535,364	5,288	9,389,833	(437,727)	(45,171)	(100,454)	(1,204,685)	(343,374)

Reinvested capital gains	357,290	-	535,026	-	-	151,827	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,779,623	14,043	10,265,987	(186,369)	(27,740)	29,235	(283,679)	128,731

Investment Activity*:	AMVI4	AMVNW4	AMVUA4	AVPAP2	PIVF2	BRVCA3	BRVDA3	BRVED3
Reinvested dividends	$8,766	295,313	46,806	9,165,203	6,256	-	442,536	3,788,817
Mortality and expense risk charges (note 2)	(7,123)	(279,081)	(7,133)	(7,311,945)	(11,495)	(19,159)	(104,928)	(2,521,216)

Net investment income (loss)	1,643	16,232	39,673	1,853,258	(5,239)	(19,159)	337,608	1,267,601

Realized gain (loss) on investments	(1,457)	540,867	(743)	694,469	(95)	119,210	74,253	809,280
Change in unrealized gain (loss) on investments	15,325	(58,787)	(47,720)	49,109,741	13,884	(662,767)	(1,242,836)	565,377

Net gain (loss) on investments	13,868	482,080	(48,463)	49,804,210	13,789	(543,557)	(1,168,583)	1,374,657

Reinvested capital gains	-	85,423	-	6,605,632	4,430	1,071,060	1,187,763	11,728,423

Net increase (decrease) in contract owners’ equity resulting from operations	$15,511	583,735	(8,790)	58,263,100	12,980	508,344	356,788	14,370,681

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	BRVHY3	BRVTR3	MLVGA3	DCAP	DCAPS	DGI	DSIF	DSIFS

Reinvested dividends	$4,749,629	21,546,268	3,768,869	110	564	88,604	2,800,140	5,488
Mortality and expense risk charges (note 2)	(1,006,080)	(7,064,995)	(4,332,835)	(345)	(2,586)	(221,048)	(3,244,135)	(8,879)

Net investment income (loss)	3,743,549	14,481,273	(563,966)	(235)	(2,022)	(132,444)	(443,995)	(3,391)

Realized gain (loss) on investments	(1,093,028)	(8,902,735)	(2,364,876)	(1,333)	(21,504)	498,918	18,869,097	4,214
Change in unrealized gain (loss) on investments	1,787,134	(6,186,992)	1,463,719	2,442	35,179	1,919,855	15,982,926	75,555

Net gain (loss) on investments	694,106	(15,089,727)	(901,157)	1,109	13,675	2,418,773	34,852,023	79,769

Reinvested capital gains	-	-	20,432,676	1,912	23,240	840,429	15,220,116	31,265

Net increase (decrease) in contract owners’ equity resulting from operations	$4,437,655	(608,454)	18,967,553	2,786	34,893	3,126,758	49,628,144	107,643

Investment Activity*:	DSRG	DVDLS	DVMCSS	DVSCS	CVN1IF	CVSBF	CHSMM	CLVGT2
Reinvested dividends	$234,598	2,806	203,029	564,666	37,336	18,531	381,701	-
Mortality and expense risk charges (note 2)	(581,538)	(7,292)	(508,872)	(722,764)	(85,087)	(8,277)	(69,493)	(23,996)

Net investment income (loss)	(346,940)	(4,486)	(305,843)	(158,098)	(47,751)	10,254	312,208	(23,996)

Realized gain (loss) on investments	1,006,021	(23,145)	256,650	99,989	66,453	1,369	-	150
Change in unrealized gain (loss) on investments	8,009,643	46,244	3,013,155	2,071,883	(87,277)	(38,132)	-	273,971

Net gain (loss) on investments	9,015,664	23,099	3,269,805	2,171,872	(20,824)	(36,763)	-	274,121

Reinvested capital gains	279,283	-	481,046	1,106,235	734,046	19,093	60	100,385

Net increase (decrease) in contract owners’ equity resulting from operations	$8,948,007	18,613	3,445,008	3,120,009	665,471	(7,416)	312,268	350,510

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	CLVHY2	DWVSVS	ETVFR	FQB	FQBS	FVU2S	FAMP	FB2

Reinvested dividends	$982,588	752,625	7,140,139	104,192	284,382	10,989	1,584,859	19,963,142
Mortality and expense risk charges (note 2)	(239,190)	(1,101,584)	(1,279,844)	(41,585)	(154,542)	(7,971)	(897,139)	(16,246,138)

Net investment income (loss)	743,398	(348,959)	5,860,295	62,607	129,840	3,018	687,720	3,717,004

Realized gain (loss) on investments	276,950	646,059	(574,790)	(80,720)	(184,892)	(803)	(203,358)	29,754,327
Change in unrealized gain (loss) on investments	(122,213)	3,643,023	134,404	90,084	260,721	72,910	3,737,862	82,821,833

Net gain (loss) on investments	154,737	4,289,082	(440,386)	9,364	75,829	72,107	3,534,504	112,576,160

Reinvested capital gains	-	2,827,030	-	-	-	-	429,601	38,587,430

Net increase (decrease) in contract owners’ equity resulting from operations	$898,135	6,767,153	5,419,909	71,971	205,669	75,125	4,651,825	154,880,594

Investment Activity*:	FC2	FDSCS2	FEI2	FEIP	FEMS2	FF10S	FF10S2	FF20S
Reinvested dividends	$113,268	23,098	5,706,941	4,363,078	653,577	98,982	6,703,239	160,828
Mortality and expense risk charges (note 2)	(5,340,910)	(19,884)	(5,265,817)	(3,404,025)	(720,397)	(39,785)	(2,949,627)	(78,590)

Net investment income (loss)	(5,227,642)	3,214	441,124	959,053	(66,820)	59,197	3,753,612	82,238

Realized gain (loss) on investments	6,546,552	18,644	11,637,421	5,139,687	(2,614,142)	(29,853)	(1,519,026)	22,846
Change in unrealized gain (loss) on investments	42,909,364	254,937	11,656,238	12,425,389	6,657,069	88,143	5,237,788	82,167

Net gain (loss) on investments	49,455,916	273,581	23,293,659	17,565,076	4,042,927	58,290	3,718,762	105,013

Reinvested capital gains	55,733,378	17,243	21,472,224	14,321,989	-	2,344	166,371	171,204

Net increase (decrease) in contract owners’ equity resulting from operations	$99,961,652	294,038	45,207,007	32,846,118	3,976,107	119,831	7,638,745	358,455

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FF20S2	FF30S	FF30S2	FG2	FGI2	FGP	FHIP	FIGBP2

Reinvested dividends	$7,166,911	315,110	1,607,793	-	11,435,957	4,886	1,390,911	38,445,176
Mortality and expense risk charges (note 2)	(4,147,630)	(196,346)	(1,285,305)	(13,153,752)	(12,451,340)	(7,529,380)	(320,713)	(15,538,093)

Net investment income (loss)	3,019,281	118,764	322,488	(13,153,752)	(1,015,383)	(7,524,494)	1,070,198	22,907,083

Realized gain (loss) on investments	3,716,570	343,306	3,927,519	43,394,232	45,390,794	35,934,396	(410,035)	(13,745,535)
Change in unrealized gain (loss) on investments	1,687,187	706,727	1,831,390	(23,867,537)	62,429,777	(12,257,487)	1,067,002	(6,055,621)

Net gain (loss) on investments	5,403,757	1,050,033	5,758,909	19,526,695	107,820,571	23,676,909	656,967	(19,801,156)

Reinvested capital gains	8,248,412	30,873	169,395	210,492,410	62,056,216	122,696,694	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,671,450	1,199,670	6,250,792	216,865,353	168,861,404	138,849,109	1,727,165	3,105,927

Investment Activity*:	FIGBS	FMC2	FMCS	FNRS2	FO2	FOP	FRESS2	FV2
Reinvested dividends	$370,610	580,686	74,881	1,954,181	1,605,211	691,749	775,751	44,871
Mortality and expense risk charges (note 2)	(149,172)	(2,713,386)	(214,772)	(1,417,865)	(1,650,610)	(577,821)	(213,905)	(23,828)

Net investment income (loss)	221,438	(2,132,700)	(139,891)	536,316	(45,399)	113,928	561,846	21,043

Realized gain (loss) on investments	(51,866)	4,001,670	286,219	5,272,477	4,252,468	1,476,847	(1,445,623)	13,998
Change in unrealized gain (loss) on investments	(116,788)	879,999	107,694	(3,538,943)	(6,194,327)	(1,755,964)	1,253,640	(175,247)

Net gain (loss) on investments	(168,654)	4,881,669	393,913	1,733,534	(1,941,859)	(279,117)	(191,983)	(161,249)

Reinvested capital gains	-	22,835,457	2,072,575	-	5,278,467	1,898,806	-	349,231

Net increase (decrease) in contract owners’ equity resulting from operations	$52,784	25,584,426	2,326,597	2,269,850	3,291,209	1,733,617	369,863	209,025

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	FVFRHI	FVICA2	FVSIS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2

Reinvested dividends	$3,777,220	30,552	294,986	49,566	304,820	205,911	1,182,579	-
Mortality and expense risk charges (note 2)	(514,735)	(34,405)	(51,328)	(70,518)	(477,212)	(77,281)	(947,065)	(727,336)

Net investment income (loss)	3,262,485	(3,853)	243,658	(20,952)	(172,392)	128,630	235,514	(727,336)

Realized gain (loss) on investments	84,666	19,387	8,458	35,603	1,024,417	(175,265)	(3,668,386)	(3,012,651)
Change in unrealized gain (loss) on investments	(841,458)	97,507	(17,369)	(366,812)	(3,814,856)	345,174	7,657,394	(2,418,219)

Net gain (loss) on investments	(756,792)	116,894	(8,911)	(331,209)	(2,790,439)	169,909	3,989,008	(5,430,870)

Reinvested capital gains	-	-	-	752,100	5,292,537	39,573	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,505,693	113,041	234,747	399,939	2,329,706	338,112	4,224,522	(6,158,206)

Investment Activity*:	FTVIS2	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2	GVGMNS	GVMSAS
Reinvested dividends	$9,450,450	10,785	97	17,578	514,419	443,889	210,968	233,258
Mortality and expense risk charges (note 2)	(2,820,559)	(2,978)	(204)	(1,973)	(819,660)	(270,703)	(119,714)	(108,029)

Net investment income (loss)	6,629,891	7,807	(107)	15,605	(305,241)	173,186	91,254	125,229

Realized gain (loss) on investments	(2,222,063)	5,606	(945)	(33,066)	482,463	311,985	158,333	(15,145)
Change in unrealized gain (loss) on investments	4,769,210	(30,952)	1,364	30,333	3,781,107	(851,563)	505,361	17,201

Net gain (loss) on investments	2,547,147	(25,346)	419	(2,733)	4,263,570	(539,578)	663,694	2,056

Reinvested capital gains	774,283	45,321	462	-	1,271,474	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,951,321	27,782	774	12,872	5,229,803	(366,392)	754,948	127,285

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GVSSCS	RVARS	ACEG2	AVHY2	IVBRA1	IVCPB2	IVCPBI	IVDDII

Reinvested dividends	$4,940	521,210	-	17,822	10,029	283,981	392,689	80,617
Mortality and expense risk charges (note 2)	(2,885)	(184,281)	(6,785)	(2,574)	(678)	(60,268)	(146,200)	(35,380)

Net investment income (loss)	2,055	336,929	(6,785)	15,248	9,351	223,713	246,489	45,237

Realized gain (loss) on investments	16,632	(231,759)	(9,471)	264	(2,548)	3,029	(14,116)	9,252
Change in unrealized gain (loss) on investments	32,651	(563,525)	106,968	790	(818)	(118,554)	(49,996)	105,784

Net gain (loss) on investments	49,283	(795,284)	97,497	1,054	(3,366)	(115,525)	(64,112)	115,036

Reinvested capital gains	52,447	-	-	-	-	-	-	196,511

Net increase (decrease) in contract owners’ equity resulting from operations	$103,785	(458,355)	90,712	16,302	5,985	108,188	182,377	356,784

Investment Activity*:	IVKEI1	IVMCC2	OVAG	OVAG2	OVGIS	OVGS	OVGSS	OVIG
Reinvested dividends	$324,818	12,603	-	-	-	-	-	8,089
Mortality and expense risk charges (note 2)	(164,092)	(172,687)	(131,760)	(190,478)	(371)	(1,595,260)	(1,820,195)	(5,899)

Net investment income (loss)	160,726	(160,084)	(131,760)	(190,478)	(371)	(1,595,260)	(1,820,195)	2,190

Realized gain (loss) on investments	117,298	(250,941)	(175,089)	(155,054)	52	87,214	(2,730,894)	(19,587)
Change in unrealized gain (loss) on investments	212,743	1,610,999	2,269,581	2,980,707	(999)	10,979,832	13,992,406	(88,386)

Net gain (loss) on investments	330,041	1,360,058	2,094,492	2,825,653	(947)	11,067,046	11,261,512	(107,973)

Reinvested capital gains	697,082	252,355	-	-	1,371	6,724,230	6,930,190	82,955

Net increase (decrease) in contract owners’ equity resulting from operations	$1,187,849	1,452,329	1,962,732	2,635,175	53	16,196,016	16,371,507	(22,828)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	OVIGS	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRENG	WRHIP

Reinvested dividends	$2,093	34,141	85,743	-	-	1,745,171	3,063	2,940,366
Mortality and expense risk charges (note 2)	(11,743)	(14,802)	(46,735)	(64,122)	(1,962,132)	(1,685,148)	(612)	(758,954)

Net investment income (loss)	(9,650)	19,339	39,008	(64,122)	(1,962,132)	60,023	2,451	2,181,412

Realized gain (loss) on investments	(124,601)	11,119	35,796	152,350	2,586,209	238,813	130	(1,641,055)
Change in unrealized gain (loss) on investments	93,473	(9,819)	(33,348)	254,940	7,205,683	6,351,762	(8,911)	1,424,275

Net gain (loss) on investments	(31,128)	1,300	2,448	407,290	9,791,892	6,590,575	(8,781)	(216,780)

Reinvested capital gains	37,231	-	-	168,376	4,893,291	3,477,851	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,547)	20,639	41,456	511,544	12,723,051	10,128,449	(6,330)	1,964,632

Investment Activity*:	WRMCG	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMP	JABS
Reinvested dividends	$-	165	43,641	374,057	37,013	67,453	241,151	1,981,717
Mortality and expense risk charges (note 2)	(3,132,316)	(83)	(9,657)	(98,160)	(13,104)	(16,417)	(58,687)	(1,489,480)

Net investment income (loss)	(3,132,316)	82	33,984	275,897	23,909	51,036	182,464	492,237

Realized gain (loss) on investments	(4,127,547)	(95)	(78,360)	(1,206,681)	(90,146)	(69,051)	(1,128,168)	(162,207)
Change in unrealized gain (loss) on investments	2,657,618	1,287	198,484	3,348,815	286,533	337,569	2,236,544	13,316,702

Net gain (loss) on investments	(1,469,929)	1,192	120,124	2,142,134	196,387	268,518	1,108,376	13,154,495

Reinvested capital gains	6,296,469	65	26,761	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,694,224	1,339	180,869	2,418,031	220,296	319,554	1,290,840	13,646,732

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	JACAS	JAFBS	JAGSEI	JAGTS	JAIGS	JAMGS	JAWGS	LZREMS

Reinvested dividends	$12,727	5,435,287	5,680	-	392,956	19,989	6,817	42,530
Mortality and expense risk charges (note 2)	(1,761,245)	(1,673,958)	(40,557)	(6,065,768)	(439,248)	(30,424)	(14,089)	(9,819)

Net investment income (loss)	(1,748,518)	3,761,329	(34,877)	(6,065,768)	(46,292)	(10,435)	(7,272)	32,711

Realized gain (loss) on investments	7,259,463	(1,310,814)	238,944	16,802,819	1,466,756	6,786	11,624	33,097
Change in unrealized gain (loss) on investments	15,023,417	(1,959,098)	(159,808)	92,810,331	(279,491)	204,934	46,393	20,959

Net gain (loss) on investments	22,282,880	(3,269,912)	79,136	109,613,150	1,187,265	211,720	58,017	54,056

Reinvested capital gains	7,734,616	-	16,966	-	-	122,828	436	-

Net increase (decrease) in contract owners’ equity resulting from operations	$28,268,978	491,417	61,225	103,547,382	1,140,973	324,113	51,181	86,767

Investment Activity*:	SBVSG2	LACB2	LACCA2	LACDV2	LACDVS	LACI2	LACIP2	LACIPS
Reinvested dividends	$-	295,005	-	105,829	19,403	41	80,231	6,385,808
Mortality and expense risk charges (note 2)	(4,992)	(181,188)	(103)	(104,263)	(23,149)	(25)	(6,881)	(1,997,656)

Net investment income (loss)	(4,992)	113,817	(103)	1,566	(3,746)	16	73,350	4,388,152

Realized gain (loss) on investments	2,641	149,131	22,656	(1,188,365)	11,121	1,888	2,114,429	(30,115,142)
Change in unrealized gain (loss) on investments	(33,560)	1,279,319	3,476	1,831,218	127,830	(73)	(2,100,201)	30,762,971

Net gain (loss) on investments	(30,919)	1,428,450	26,132	642,853	138,951	1,815	14,228	647,829

Reinvested capital gains	46,285	-	860	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$10,374	1,542,267	26,889	644,419	135,205	1,831	87,578	5,035,981

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	LACMV2	LACMVS	LACVS	LDVS	LJPCBS	LJPMVS	LOVSDC	LOVTRC

Reinvested dividends	$152,588	2,902,853	469,271	15,599	3,211,152	105,394	75,368	6,993,730
Mortality and expense risk charges (note 2)	(62,625)	(1,546,679)	(214,245)	(4,645)	(770,716)	(120,490)	(14,472)	(1,686,993)

Net investment income (loss)	89,963	1,356,174	255,026	10,954	2,440,436	(15,096)	60,896	5,306,737

Realized gain (loss) on investments	118,821	(5,172,022)	128,762	(8,225)	9,267	173,361	(62,439)	(795,677)
Change in unrealized gain (loss) on investments	172,842	10,012,962	644,099	23,676	(2,122,067)	(453,939)	78,090	(2,671,989)

Net gain (loss) on investments	291,663	4,840,940	772,861	15,451	(2,112,800)	(280,578)	15,651	(3,467,666)

Reinvested capital gains	133,306	2,672,609	199,814	37,474	-	1,372,732	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$514,932	8,869,723	1,227,701	63,879	327,636	1,077,058	76,547	1,839,071

Investment Activity*:	M2IGSS	M3GRES	MEGSS	MMCGSC	MNDSC	MV2RIS	MV3LMS	MV3MVS
Reinvested dividends	$7,990	3,792	-	-	-	431,499	188,479	596,252
Mortality and expense risk charges (note 2)	(91,938)	(3,264)	(100,965)	(69,142)	(1,351,524)	(368,549)	(58,056)	(727,572)

Net investment income (loss)	(83,948)	528	(100,965)	(69,142)	(1,351,524)	62,950	130,423	(131,320)

Realized gain (loss) on investments	2,239	(7,516)	130,243	34,511	(3,013,140)	133,367	37,299	166,271
Change in unrealized gain (loss) on investments	344,352	(3,912)	1,209,521	368,182	8,851,731	11,045	9,525	3,513,154

Net gain (loss) on investments	346,591	(11,428)	1,339,764	402,693	5,838,591	144,412	46,824	3,679,425

Reinvested capital gains	555,859	-	1,014,080	574,450	-	-	-	2,413,622

Net increase (decrease) in contract owners’ equity resulting from operations	$818,502	(10,900)	2,252,879	908,001	4,487,067	207,362	177,247	5,961,727

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	MVBDS	MVBRES	MVFSC	MVIGSC	MVIPSC	MVIVSC	MVRBSS	MVUSC

Reinvested dividends	$350,469	6,184	5,220,946	500,185	187,952	3,063,262	78,525	3,439
Mortality and expense risk charges (note 2)	(74,526)	(7,891)	(5,349,646)	(817,180)	(40,760)	(4,016,142)	(22,260)	(842)

Net investment income (loss)	275,943	(1,707)	(128,700)	(316,995)	147,192	(952,880)	56,265	2,597

Realized gain (loss) on investments	6,709	1,232	(1,273,896)	611,269	6,457	903,227	(31,204)	(22,652)
Change in unrealized gain (loss) on investments	(151,274)	118,712	7,964,115	3,567,529	(74,599)	3,243,474	(21,200)	37,919

Net gain (loss) on investments	(144,565)	119,944	6,690,219	4,178,798	(68,142)	4,146,701	(52,404)	15,267

Reinvested capital gains	-	55,189	27,735,945	196,430	-	11,921,833	-	4,788

Net increase (decrease) in contract owners’ equity resulting from operations	$131,378	173,426	34,297,464	4,058,233	79,050	15,115,654	3,861	22,652

Investment Activity*:	MSEM	MSEMB	MSVEG2	DTRTFB	EIF	EIF2	GBF	GBF2
Reinvested dividends	$69,138	34,996	-	3,669,213	79,817	6,832,337	3,878,099	8,507
Mortality and expense risk charges (note 2)	(9,125)	(3,456)	(649,178)	(465,850)	(23,855)	(6,271,588)	(1,729,221)	(3,064)

Net investment income (loss)	60,013	31,540	(649,178)	3,203,363	55,962	560,749	2,148,878	5,443

Realized gain (loss) on investments	(36,085)	(16,561)	7,647,395	(922,096)	155,351	1,306,539	(3,350,679)	(2,108)
Change in unrealized gain (loss) on investments	39,174	18,511	11,905,466	(1,760,937)	70,616	15,029,912	677,395	(3,483)

Net gain (loss) on investments	3,089	1,950	19,552,861	(2,683,033)	225,967	16,336,451	(2,673,284)	(5,591)

Reinvested capital gains	-	-	-	-	188,063	18,092,249	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$63,102	33,490	18,903,683	520,330	469,992	34,989,449	(524,406)	(148)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GEM	GEM2	GIG	GVAAA2	GVABD2	GVAGG2	GVAGI2	GVAGR2

Reinvested dividends	$59,878	907,611	294,580	-	-	-	-	-
Mortality and expense risk charges (note 2)	(57,086)	(1,067,026)	(150,451)	(88,634,205)	(47,054,821)	(6,914,562)	(55,502,623)	(22,852,954)

Net investment income (loss)	2,792	(159,415)	144,129	(88,634,205)	(47,054,821)	(6,914,562)	(55,502,623)	(22,852,954)

Realized gain (loss) on investments	(226,099)	(2,400,055)	115,981	338,396,580	(27,147,675)	9,701,660	195,350,758	37,829,910
Change in unrealized gain (loss) on investments	452,401	5,715,166	868,194	352,053,479	62,448,628	21,006,658	444,087,022	339,280,819

Net gain (loss) on investments	226,302	3,315,111	984,175	690,450,059	35,300,953	30,708,318	639,437,780	377,110,729

Reinvested capital gains	-	-	-	217,516,516	-	27,655,144	200,545,428	60,894,532

Net increase (decrease) in contract owners’ equity resulting from operations	$229,094	3,155,696	1,128,304	819,332,370	(11,753,868)	51,448,900	784,480,585	415,152,307

Investment Activity*:	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA	GVIDC	GVIDM	GVIX2
Reinvested dividends	$-	-	18,061	19,037,134	-	-	-	220,188
Mortality and expense risk charges (note 2)	(8,172,004)	(6,614,256)	(14,083)	(34,335,927)	(3,125,799)	(5,592,594)	(21,789,777)	(52,972)

Net investment income (loss)	(8,172,004)	(6,614,256)	3,978	(15,298,793)	(3,125,799)	(5,592,594)	(21,789,777)	167,216

Realized gain (loss) on investments	(28,650,530)	(17,885,558)	(348,714)	(110,303,107)	(6,023,566)	(2,080,338)	(89,278,358)	297,385
Change in unrealized gain (loss) on investments	88,510,124	45,114,052	695,450	585,318,527	31,266,352	16,653,538	217,582,764	(315,329)

Net gain (loss) on investments	59,859,594	27,228,494	346,736	475,015,420	25,242,786	14,573,200	128,304,406	(17,944)

Reinvested capital gains	-	-	1,261	1,698,528	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,687,590	20,614,238	351,975	461,415,155	22,116,987	8,980,606	106,514,629	149,272

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	GVIX8	HIBF	IDPG2	IDPGI2	MCIF	MCIF2	MSBF	NAMAA2

Reinvested dividends	$5,112,627	2,200,242	-	-	4,666,460	38,934	13,153,458	-
Mortality and expense risk charges (note 2)	(2,263,717)	(604,977)	(13,519,420)	(5,659,150)	(6,199,883)	(51,335)	(2,999,635)	(35,364,741)

Net investment income (loss)	2,848,910	1,595,265	(13,519,420)	(5,659,150)	(1,533,423)	(12,401)	10,153,823	(35,364,741)

Realized gain (loss) on investments	2,544,234	(769,443)	1,955,731	766,081	(12,485,987)	(72,469)	(539,418)	27,999,964
Change in unrealized gain (loss) on investments	(3,610,715)	1,008,491	83,198,643	28,872,296	41,102,393	345,600	7,547,608	355,919,815

Net gain (loss) on investments	(1,066,481)	239,048	85,154,374	29,638,377	28,616,406	273,131	7,008,190	383,919,779

Reinvested capital gains	-	-	-	-	20,523,066	213,631	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,782,429	1,834,313	71,634,954	23,979,227	47,606,049	474,361	17,162,013	348,555,038

Investment Activity*:	NAMGI2	NCPG2	NCPGI2	NJNDE2	NVAMV1	NVAMV2	NVAMVX	NVAMVZ
Reinvested dividends	$-	-	-	661	560,605	974,352	104,901	2,496,509
Mortality and expense risk charges (note 2)	(9,971,723)	(16,250,525)	(6,960,974)	(1,153,355)	(438,848)	(973,828)	(74,629)	(2,329,430)

Net investment income (loss)	(9,971,723)	(16,250,525)	(6,960,974)	(1,152,694)	121,757	524	30,272	167,079

Realized gain (loss) on investments	39,728,354	27,930,470	9,234,120	4,936,961	721,902	2,690,809	135,118	9,651,916
Change in unrealized gain (loss) on investments	71,853,732	92,941,113	32,227,633	12,912,470	1,101,625	1,037,637	163,910	(797,591)

Net gain (loss) on investments	111,582,086	120,871,583	41,461,753	17,849,431	1,823,527	3,728,446	299,028	8,854,325

Reinvested capital gains	32,122,743	-	-	-	2,272,600	4,503,621	394,939	11,118,878

Net increase (decrease) in contract owners’ equity resulting from operations	$133,733,106	104,621,058	34,500,779	16,696,737	4,217,884	8,232,591	724,239	20,140,282

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVBX	NVCBD1	NVCBD2	NVCCA2	NVCCN2	NVCMA2	NVCMC2	NVCMD2

Reinvested dividends	$25,192	85,962	2,714,701	-	-	-	-	-
Mortality and expense risk charges (note 2)	(4,085)	(35,224)	(1,359,049)	(27,902,619)	(6,861,336)	(4,907,272)	(7,119,860)	(26,972,206)

Net investment income (loss)	21,107	50,738	1,355,652	(27,902,619)	(6,861,336)	(4,907,272)	(7,119,860)	(26,972,206)

Realized gain (loss) on investments	(1,128)	(74,529)	(2,358,387)	(9,402,068)	7,555,814	6,076,005	(2,260,751)	(1,202,711)
Change in unrealized gain (loss) on investments	(15,262)	27,459	763,372	213,779,094	16,587,618	30,410,964	38,678,825	169,007,780

Net gain (loss) on investments	(16,390)	(47,070)	(1,595,015)	204,377,026	24,143,432	36,486,969	36,418,074	167,805,069

Reinvested capital gains	-	-	-	17,287,869	-	5,406,408	607,056	24,686,412

Net increase (decrease) in contract owners’ equity resulting from operations	$4,717	3,668	(239,363)	193,762,276	17,282,096	36,986,105	29,905,270	165,519,275

Investment Activity*:	NVCRA2	NVCRB2	NVDBL2	NVDCA2	NVFIII	NVGEII	NVIE6	NVLCP2
Reinvested dividends	$-	-	-	-	1,647,167	846,247	935,827	24,248
Mortality and expense risk charges (note 2)	(2,088,119)	(22,103,734)	(15,808,071)	(15,452,578)	(661,081)	(886,149)	(612,642)	(8,822)

Net investment income (loss)	(2,088,119)	(22,103,734)	(15,808,071)	(15,452,578)	986,086	(39,902)	323,185	15,426

Realized gain (loss) on investments	6,271,561	1,198,041	(23,888,482)	(50,375,492)	(367,148)	1,152,815	91,183	(2,196)
Change in unrealized gain (loss) on investments	12,029,075	123,427,723	108,314,904	155,711,455	(842,634)	7,492,774	2,823,433	(8,652)

Net gain (loss) on investments	18,300,636	124,625,764	84,426,422	105,335,963	(1,209,782)	8,645,589	2,914,616	(10,848)

Reinvested capital gains	1,462,160	12,399,736	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$17,674,677	114,921,766	68,618,351	89,883,385	(223,696)	8,605,687	3,237,801	4,578

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVLCPP	NVMGA2	NVMIG1	NVMIG6	NVMIVX	NVMIVZ	NVMLG1	NVMLG2

Reinvested dividends	$12,165,405	-	53,469	322,119	105,994	8,887,517	134,520	1,597,848
Mortality and expense risk charges (note 2)	(5,556,414)	(4,598,948)	(220,600)	(2,102,189)	(24,282)	(2,289,428)	(234,030)	(3,583,141)

Net investment income (loss)	6,608,991	(4,598,948)	(167,131)	(1,780,070)	81,712	6,598,089	(99,510)	(1,985,293)

Realized gain (loss) on investments	(9,285,751)	10,444,444	(834,319)	(11,583,342)	78,460	3,330,473	619,253	1,720,708
Change in unrealized gain (loss) on investments	4,697,351	13,792,452	668,973	9,778,990	(101,656)	(5,986,098)	2,046,362	32,635,525

Net gain (loss) on investments	(4,588,400)	24,236,896	(165,346)	(1,804,352)	(23,196)	(2,655,625)	2,665,615	34,356,233

Reinvested capital gains	-	-	-	-	-	-	1,292,049	19,351,513

Net increase (decrease) in contract owners’ equity resulting from operations	$2,020,591	19,637,948	(332,477)	(3,584,422)	58,516	3,942,464	3,858,154	51,722,453

Investment Activity*:	NVMM2	NVMMG1	NVMMG2	NVMMV1	NVMMV2	NVNMO1	NVNMO2	NVNSR1
Reinvested dividends	$149,931	-	-	5,930	1,985,868	324,707	148,182	4,532
Mortality and expense risk charges (note 2)	(36,164)	(1,863,335)	(1,520,174)	(2,650)	(2,849,584)	(1,035,738)	(668,228)	(22,039)

Net investment income (loss)	113,767	(1,863,335)	(1,520,174)	3,280	(863,716)	(711,031)	(520,046)	(17,507)

Realized gain (loss) on investments	-	(9,234,026)	(18,073,733)	(3,741)	(8,168,529)	1,492,688	929,101	(12,423)
Change in unrealized gain (loss) on investments	-	32,934,198	35,361,807	29,442	19,552,001	(12,851,787)	(7,438,097)	(64,483)

Net gain (loss) on investments	-	23,700,172	17,288,074	25,701	11,383,472	(11,359,099)	(6,508,996)	(76,906)

Reinvested capital gains	-	-	-	9,257	3,561,472	25,945,923	15,085,653	215,075

Net increase (decrease) in contract owners’ equity resulting from operations	$113,767	21,836,837	15,767,900	38,238	14,081,228	13,875,793	8,056,611	120,662

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	NVNSR2	NVOLG1	NVOLG2	NVRE1	NVRE2	NVSIX2	NVSTB2	NVTIV3

Reinvested dividends	$152,979	5,262,960	5,150,428	754,652	1,492,392	2,205,574	6,067,537	1,251,012
Mortality and expense risk charges (note 2)	(1,338,023)	(5,983,751)	(8,235,988)	(427,874)	(1,076,759)	(3,249,858)	(2,285,131)	(326,665)

Net investment income (loss)	(1,185,044)	(720,791)	(3,085,560)	326,778	415,633	(1,044,284)	3,782,406	924,347

Realized gain (loss) on investments	(1,097,668)	21,468,845	28,982,277	837,706	2,004,397	3,015,084	(1,573,294)	1,196,302
Change in unrealized gain (loss) on investments	(3,442,199)	64,585,748	78,067,170	1,695,330	3,282,537	15,610,931	3,328,883	(1,536,015)

Net gain (loss) on investments	(4,539,867)	86,054,593	107,049,447	2,533,036	5,286,934	18,626,015	1,755,589	(339,713)

Reinvested capital gains	11,706,486	-	-	-	-	2,504,805	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,981,575	85,333,802	103,963,887	2,859,814	5,702,567	20,086,536	5,537,995	584,634

Investment Activity*:	SAM	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2	TRF
Reinvested dividends	$41,064,933	66,087	-	-	-	148,946	311,951	1,210,090
Mortality and expense risk charges (note 2)	(12,523,007)	(759,024)	(952,329)	(72,274)	(913,381)	(277,215)	(690,199)	(1,540,542)

Net investment income (loss)	28,541,926	(692,937)	(952,329)	(72,274)	(913,381)	(128,269)	(378,248)	(330,452)

Realized gain (loss) on investments	-	(81,504)	78,074	(39,415)	(5,062,098)	(1,557,734)	3,781,112	8,329,984
Change in unrealized gain (loss) on investments	-	5,363,421	5,094,959	1,044,006	16,676,234	2,570,412	(1,467,950)	1,057,228

Net gain (loss) on investments	-	5,281,917	5,173,033	1,004,591	11,614,136	1,012,678	2,313,162	9,387,212

Reinvested capital gains	-	1,623,403	2,149,397	-	-	183,584	447,479	4,207,352

Net increase (decrease) in contract owners’ equity resulting from operations	$28,541,926	6,212,383	6,370,101	932,317	10,700,755	1,067,993	2,382,393	13,264,112

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	TRF2	AMCG	AMMCGS	AMSRS	AMTB	NOTB4	NOTG4	NOTMG4

Reinvested dividends	$824,635	-	-	31,794	2,219,476	81,126	46,782	103,236
Mortality and expense risk charges (note 2)	(1,496,714)	(179)	(36,671)	(199,568)	(591,694)	(66,576)	(57,529)	(77,708)

Net investment income (loss)	(672,079)	(179)	(36,671)	(167,774)	1,627,782	14,550	(10,747)	25,528

Realized gain (loss) on investments	5,780,994	(257)	(176,902)	1,117,457	(576,208)	(697,806)	(963,532)	(59,643)
Change in unrealized gain (loss) on investments	2,577,118	1,076	517,751	1,524,982	754,347	845,327	1,160,007	245,692

Net gain (loss) on investments	8,358,112	819	340,849	2,642,439	178,139	147,521	196,475	186,049

Reinvested capital gains	3,737,423	280	147,031	684,963	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$11,423,456	920	451,209	3,159,628	1,805,921	162,071	185,728	211,577

Investment Activity*:	MNCPS2	PMUBA	PMVAAD	PMVEBD	PMVFAD	PMVFHA	PMVFHV	PMVHYD
Reinvested dividends	$13,142	3,475	2,085,384	743,844	522,629	5,560	12,085	19,141
Mortality and expense risk charges (note 2)	(3,621)	(385)	(526,300)	(179,096)	(258,414)	(645)	(4,511)	(1,520)

Net investment income (loss)	9,521	3,090	1,559,084	564,748	264,215	4,915	7,574	17,621

Realized gain (loss) on investments	(1,448)	(3,844)	(592,451)	(432,477)	(4,451,776)	(2,920)	145	(6,604)
Change in unrealized gain (loss) on investments	14,755	4,459	(277,267)	534,895	2,283,346	5,544	12,167	8,911

Net gain (loss) on investments	13,307	615	(869,718)	102,418	(2,168,430)	2,624	12,312	2,307

Reinvested capital gains	6,771	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$29,599	3,705	689,366	667,166	(1,904,215)	7,539	19,886	19,928

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	PMVIV	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD	PVEIB	PVGOB

Reinvested dividends	$1,702,297	12,433,367	48,272	27,219	5,997,909	9,316	1,673,071	-
Mortality and expense risk charges (note 2)	(378,561)	(4,632,107)	(13,664)	(12,742)	(1,677,384)	(3,676)	(2,308,065)	(85,736)

Net investment income (loss)	1,323,736	7,801,260	34,608	14,477	4,320,525	5,640	(634,994)	(85,736)

Realized gain (loss) on investments	(50,853)	(3,738,032)	(22,279)	(39,940)	(111,429)	(5,777)	783,715	261,194
Change in unrealized gain (loss) on investments	(247,019)	5,070,047	(15,553)	63,314	1,179,380	1,310	16,670,063	1,095,477

Net gain (loss) on investments	(297,872)	1,332,015	(37,832)	23,374	1,067,951	(4,467)	17,453,778	1,356,671

Reinvested capital gains	-	-	-	-	-	-	6,809,776	245,439

Net increase (decrease) in contract owners’ equity resulting from operations	$1,025,864	9,133,275	(3,224)	37,851	5,388,476	1,173	23,628,560	1,516,374

Investment Activity*:	PVGPB	PVIGIB	PVNOB	PVTIGB	ROCSC	TRHS2	TRMCG2	VVGGS
Reinvested dividends	$-	557,486	11,629	667,491	777	-	-	11,082
Mortality and expense risk charges (note 2)	(5,863)	(339,574)	(79,210)	(442,046)	(288)	(4,610,110)	(296,225)	(2,213)

Net investment income (loss)	(5,863)	217,912	(67,581)	225,445	489	(4,610,110)	(296,225)	8,869

Realized gain (loss) on investments	1,363	123,837	626,141	264,761	329	9,828,581	1,032,940	16,811
Change in unrealized gain (loss) on investments	6,032	301,197	222,676	(111,106)	(1,635)	(30,890,236)	(1,548,517)	34,761

Net gain (loss) on investments	7,395	425,034	848,817	153,655	(1,306)	(21,061,655)	(515,577)	51,572

Reinvested capital gains	-	65,697	37,700	-	2,627	26,311,531	2,008,722	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,532	708,643	818,936	379,100	1,810	639,766	1,196,920	60,441

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2024

Investment Activity*:	VWBF	VWEM	VWHA	VWHAS	VRVDRA

Reinvested dividends	$288,978	121,843	232,563	898,865	354,512
Mortality and expense risk charges (note 2)	(55,021)	(96,859)	(125,772)	(561,743)	(258,930)

Net investment income (loss)	233,957	24,984	106,791	337,122	95,582

Realized gain (loss) on investments	(186,916)	(431,904)	(163,586)	(1,714,278)	(807,307)
Change in unrealized gain (loss) on investments	16,730	430,638	(260,787)	(135,003)	2,039,238

Net gain (loss) on investments	(170,186)	(1,266)	(424,373)	(1,849,281)	1,231,931

Reinvested capital gains	-	-	-	-	222,136

Net increase (decrease) in contract owners’ equity resulting from operations	$63,771	23,718	(317,582)	(1,512,159)	1,549,649

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVBWB		ALVDAA		ALVGIA		ALVGIB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$2,488	794	(10)	144	213	-	(7,938)	(8,589)

Realized gain (loss) on investments	(1,245)	(14,008)	(11,460)	(164)	268	-	39,454	(3)

Change in unrealized gain (loss) on investments	9,062	24,730	11,025	6,373	(21,828)	-	302,250	91,186

Reinvested capital gains	3,702	8,578	-	-	8,831	-	160,196	328,787

Net increase (decrease) in contract owners’ equity resulting from operations	14,007	20,094	(445)	6,353	(12,516)	-	493,962	411,381

Equity transactions:

Purchase payments received from contract owners (note 4)	2	76	-	-	356,281	-	145,224	853

Transfers between funds	(490)	1,878	-	1,751	425,180	-	(37,416)	(313,908)

Redemptions (notes 2, 3, and 4)	(5,418)	(52,049)	(55,229)	-	(10,983)	-	(1,128,802)	(138,444)

Adjustments to maintain reserves	(4)	3	3	3	(8)	-	(88)	30

Net equity transactions	(5,910)	(50,092)	(55,226)	1,754	770,470	-	(1,021,082)	(451,469)

Net change in contract owners’ equity	8,097	(29,998)	(55,671)	8,107	757,954	-	(527,120)	(40,088)

Contract owners’ equity at beginning of period	174,768	204,766	55,671	47,564	-	-	4,272,200	4,312,288

Contract owners’ equity at end of period	$182,865	174,768	-	55,671	757,954	-	3,745,080	4,272,200

CHANGE IN UNITS:

Beginning units	9,312	12,242	3,985	3,848	-	-	94,281	105,433

Units purchased	6	116	-	146	81,443	-	3,748	496

Units redeemed	(308)	(3,046)	(3,985)	(9)	(10,517)	-	(24,664)	(11,648)

Ending units	9,010	9,312	-	3,985	70,926	-	73,365	94,281

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALVIVB		ALVPGB		ALVSVA		ALVSVB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$37,656	(57,624)	(42,770)	-	993	2,500	(918,923)	(704,721)

Realized gain (loss) on investments	(37,613)	135,101	990	-	(6,907)	10,411	2,020,462	(1,967,373)

Change in unrealized gain (loss) on investments	(343,301)	382,664	(325,600)	-	15,932	(6,303)	1,844,835	8,728,778

Reinvested capital gains	-	-	105,582	-	12,486	32,541	5,555,307	8,932,762

Net increase (decrease) in contract owners’ equity resulting from operations	(343,258)	460,141	(261,798)	-	22,504	39,149	8,501,681	14,989,446

Equity transactions:

Purchase payments received from contract owners (note 4)	155,466	74,751	5,791,923	-	212	1,436	7,259,715	3,967,478

Transfers between funds	1,907,264	268,849	20,563,687	-	(5,155)	(132,069)	(3,513,935)	(281,600)

Redemptions (notes 2, 3, and 4)	(901,408)	(499,540)	(72,160)	-	(19,431)	(49,377)	(15,169,290)	(9,981,000)

Adjustments to maintain reserves	(77)	(106)	(35)	-	(12)	(13)	(550)	(9,192)

Net equity transactions	1,161,245	(156,046)	26,283,415	-	(24,386)	(180,023)	(11,424,060)	(6,304,314)

Net change in contract owners’ equity	817,987	304,095	26,021,617	-	(1,882)	(140,874)	(2,922,379)	8,685,132

Contract owners’ equity at beginning of period	2,244,581	1,940,486	-	-	258,781	399,655	111,289,139	102,604,007

Contract owners’ equity at end of period	$3,062,568	2,244,581	26,021,617	-	256,899	258,781	108,366,760	111,289,139

CHANGE IN UNITS:

Beginning units	241,027	235,563	-	-	10,633	19,141	2,050,730	2,174,091

Units purchased	710,910	1,320,897	2,270,358	-	324	625	253,072	236,905

Units redeemed	(633,088)	(1,315,433)	(22,127)	-	(1,310)	(9,133)	(461,581)	(360,266)

Ending units	318,849	241,027	2,248,231	-	9,647	10,633	1,842,221	2,050,730

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	ALMGI2		SVDF		SVOF		WFVOG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(2,963)	(2,943)	(527)	(381)	(2,046)	(2,511)	(155)	(157)

Realized gain (loss) on investments	5,596	(3,538)	(1,697)	(1,147)	3,758	(1,610)	(893)	(2)

Change in unrealized gain (loss) on investments	49,357	56,125	5,420	5,445	3,127	23,703	2,318	2,034

Reinvested capital gains	-	-	-	-	15,014	13,215	683	1,186

Net increase (decrease) in contract owners’ equity resulting from operations	51,990	49,644	3,196	3,917	19,853	32,797	1,953	3,061

Equity transactions:

Purchase payments received from contract owners (note 4)	1	-	-	-	48	2	-	-

Transfers between funds	(24,681)	9,890	-	-	(14)	-	-	-

Redemptions (notes 2, 3, and 4)	(14,527)	(8,135)	(2,872)	(2,808)	(39,243)	(33,225)	(9,876)	(144)

Adjustments to maintain reserves	(4)	(6)	28	2,027	21,787	21,414	(3)	16

Net equity transactions	(39,211)	1,749	(2,844)	(781)	(17,422)	(11,809)	(9,879)	(128)

Net change in contract owners’ equity	12,779	51,393	352	3,136	2,431	20,988	(7,926)	2,933

Contract owners’ equity at beginning of period	283,769	232,376	25,546	22,410	181,256	160,268	12,698	9,765

Contract owners’ equity at end of period	$296,548	283,769	25,898	25,546	183,687	181,256	4,772	12,698

CHANGE IN UNITS:

Beginning units	26,211	26,168	-	-	-	-	282	285

Units purchased	-	6,774	-	-	-	-	-	-

Units redeemed	(3,349)	(6,731)	-	-	-	-	(193)	(3)

Ending units	22,862	26,211	-	-	-	-	89	282

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WFVSCG		AAEIP3		ARLPE3		AFGC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,879,033)	(1,697,596)	5,288	3,880	8,196	(517)	9,605	8,866

Realized gain (loss) on investments	(1,897,273)	(5,363,721)	5,863	(1,386)	138	(1,635)	(5,174)	(7,074)

Change in unrealized gain (loss) on investments	23,499,026	10,058,622	39,101	14,399	8,330	23,797	(5,679)	4,047

Reinvested capital gains	-	-	4,996	1,687	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,722,720	2,997,305	55,248	18,580	16,664	21,645	(1,248)	5,839

Equity transactions:

Purchase payments received from contract owners (note 4)	7,446,601	7,623,951	-	-	-	-	-	-

Transfers between funds	(2,936,409)	3,997,023	(6,096)	(92)	-	(1,339)	-	(37,907)

Redemptions (notes 2, 3, and 4)	(15,765,070)	(8,977,131)	(31,898)	(15,361)	(4,578)	(3,654)	(39,398)	(30,395)

Adjustments to maintain reserves	(808)	(144)	(10)	(3)	(4)	(6)	(1,003)	277

Net equity transactions	(11,255,686)	2,643,699	(38,004)	(15,456)	(4,582)	(4,999)	(40,401)	(68,025)

Net change in contract owners’ equity	8,467,034	5,641,004	17,244	3,124	12,082	16,646	(41,649)	(62,186)

Contract owners’ equity at beginning of period	116,212,009	110,571,005	159,397	156,273	96,269	79,623	350,741	412,927

Contract owners’ equity at end of period	$124,679,043	116,212,009	176,641	159,397	108,351	96,269	309,092	350,741

CHANGE IN UNITS:

Beginning units	2,946,388	2,886,784	14,281	15,867	6,554	6,940	9,734	11,683

Units purchased	360,024	515,816	127	7	-	-	-	-

Units redeemed	(609,603)	(456,212)	(3,050)	(1,593)	(265)	(386)	(1,102)	(1,949)

Ending units	2,696,809	2,946,388	11,358	14,281	6,289	6,554	8,632	9,734

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AFGF		AFHY		AMVBC4		AMVCB4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(113,031)	(88,124)	8,755	10,150	341,128	241,672	251,358	21,673

Realized gain (loss) on investments	2,193,913	161,091	1,212	(18,185)	37,465	(294,556)	(48,499)	(337)

Change in unrealized gain (loss) on investments	1,341,451	3,184,928	4,076	29,323	9,352,368	4,777,544	(389,228)	54,946

Reinvested capital gains	357,290	706,420	-	-	535,026	244,176	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,779,623	3,964,315	14,043	21,288	10,265,987	4,968,836	(186,369)	76,282

Equity transactions:

Purchase payments received from contract owners (note 4)	28	14,032	1	25	49,962,944	17,314,269	4,349,461	-

Transfers between funds	(1,260,168)	(97,831)	-	(105,329)	9,049,620	8,699,024	4,555,987	293,717

Redemptions (notes 2, 3, and 4)	(3,849,690)	(412,200)	(28,958)	(30,305)	(3,931,003)	(1,389,496)	(799,829)	(18,926)

Adjustments to maintain reserves	(239)	1,732	(2,950)	1,711	(296)	(215)	(37)	4

Net equity transactions	(5,110,069)	(494,267)	(31,907)	(133,898)	55,081,265	24,623,582	8,105,582	274,795

Net change in contract owners’ equity	(1,330,446)	3,470,048	(17,864)	(112,610)	65,347,252	29,592,418	7,919,213	351,077

Contract owners’ equity at beginning of period	14,358,882	10,888,834	183,859	296,469	45,975,354	16,382,936	1,089,931	738,854

Contract owners’ equity at end of period	$13,028,436	14,358,882	165,995	183,859	111,322,606	45,975,354	9,009,144	1,089,931

CHANGE IN UNITS:

Beginning units	38,001	39,482	2,250	4,087	3,180,461	1,307,814	82,868	60,837

Units purchased	197	124	-	1,667	4,001,940	2,250,311	1,766,125	23,525

Units redeemed	(11,722)	(1,605)	(347)	(3,504)	(781,651)	(377,664)	(1,046,545)	(1,494)

Ending units	26,476	38,001	1,903	2,250	6,400,750	3,180,461	802,448	82,868

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVGL4		AMVGS4		AMVGV2		AMVHI4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$17,431	-	(22,138)	(9,927)	921,006	521,445	472,105	-

Realized gain (loss) on investments	3,558	-	(180,257)	(13,897)	(344,951)	(385,356)	21,632	-

Change in unrealized gain (loss) on investments	(48,729)	-	79,803	254,287	(859,734)	(38,483)	(365,006)	-

Reinvested capital gains	-	-	151,827	9,394	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,740)	-	29,235	239,857	(283,679)	97,606	128,731	-

Equity transactions:

Purchase payments received from contract owners (note 4)	2,210,979	-	3,380,778	1,261,568	8,935,454	9,175,547	8,181,825	-

Transfers between funds	500,240	-	791,700	537,284	8,526,092	6,562,117	7,001,180	-

Redemptions (notes 2, 3, and 4)	(13,154)	-	(98,882)	(21,731)	(4,187,813)	(1,656,521)	(81,346)	-

Adjustments to maintain reserves	(14)	-	(62)	(21)	(148)	(124)	(29)	-

Net equity transactions	2,698,051	-	4,073,534	1,777,100	13,273,585	14,081,019	15,101,630	-

Net change in contract owners’ equity	2,670,311	-	4,102,769	2,016,957	12,989,906	14,178,625	15,230,361	-

Contract owners’ equity at beginning of period	-	-	2,650,028	633,071	21,904,264	7,725,639	-	-

Contract owners’ equity at end of period	$2,670,311	-	6,752,797	2,650,028	34,894,170	21,904,264	15,230,361	-

CHANGE IN UNITS:

Beginning units	-	-	234,857	58,445	2,278,788	814,742	-	-

Units purchased	263,286	-	436,632	178,551	2,642,695	2,618,545	1,485,497	-

Units redeemed	(8,123)	-	(59,916)	(2,139)	(1,265,808)	(1,154,499)	(57,778)	-

Ending units	255,163	-	611,573	234,857	3,655,675	2,278,788	1,427,719	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMVI4		AMVNW4		AMVUA4		AVPAP2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$1,643	2,397	16,232	42,537	39,673	13,298	1,853,258	1,577,732

Realized gain (loss) on investments	(1,457)	(11,397)	540,867	(13,269)	(743)	(109)	694,469	(3,187,891)

Change in unrealized gain (loss) on investments	15,325	113,468	(58,787)	1,007,426	(47,720)	6,923	49,109,741	(16,621,912)

Reinvested capital gains	-	-	85,423	-	-	-	6,605,632	58,428,163

Net increase (decrease) in contract owners’ equity resulting from operations	15,511	104,468	583,735	1,036,694	(8,790)	20,112	58,263,100	40,196,092

Equity transactions:

Purchase payments received from contract owners (note 4)	57	-	13,740,774	6,318,621	434,819	420,175	3,729,402	1,907,822

Transfers between funds	27,975	(485)	(1,079,606)	5,432,597	425,191	73,404	(10,415,423)	(8,712,440)

Redemptions (notes 2, 3, and 4)	(13,737)	(12,960)	(827,798)	(254,050)	(15,845)	(340)	(83,142,494)	(62,962,901)

Adjustments to maintain reserves	(12)	(21)	(1,311)	(109)	(5)	(3)	(1,629)	1,240

Net equity transactions	14,283	(13,466)	11,832,059	11,497,059	844,160	493,236	(89,830,144)	(69,766,279)

Net change in contract owners’ equity	29,794	91,002	12,415,794	12,533,753	835,370	513,348	(31,567,044)	(29,570,187)

Contract owners’ equity at beginning of period	821,129	730,127	15,269,330	2,735,577	513,348	-	489,947,459	519,517,646

Contract owners’ equity at end of period	$850,923	821,129	27,685,124	15,269,330	1,348,718	513,348	458,380,415	489,947,459

CHANGE IN UNITS:

Beginning units	79,338	80,853	1,279,870	260,431	51,450	-	29,868,911	34,391,806

Units purchased	3,774	4,113	1,346,990	1,077,089	87,051	51,762	304,463	208,107

Units redeemed	(2,545)	(5,628)	(428,543)	(57,650)	(2,686)	(312)	(5,400,620)	(4,731,002)

Ending units	80,567	79,338	2,198,317	1,279,870	135,815	51,450	24,772,754	29,868,911

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PIVF2		BRVCA3		BRVDA3		BRVED3

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(5,239)	-	(19,159)	(2,912)	337,608	20,437	1,267,601	569,235

Realized gain (loss) on investments	(95)	-	119,210	2,638	74,253	2,502	809,280	(3,914,854)

Change in unrealized gain (loss) on investments	13,884	-	(662,767)	68,870	(1,242,836)	69,703	565,377	12,951,260

Reinvested capital gains	4,430	-	1,071,060	52,283	1,187,763	-	11,728,423	8,781,667

Net increase (decrease) in contract owners’ equity resulting from operations	12,980	-	508,344	120,879	356,788	92,642	14,370,681	18,387,308

Equity transactions:

Purchase payments received from contract owners (note 4)	1,205,525	-	2,028,407	1,004,155	18,270,047	1,326,714	550,548	452,192

Transfers between funds	1,641,775	-	(565,020)	11,811	1,448,627	29,964	(12,577,335)	(9,112,773)

Redemptions (notes 2, 3, and 4)	(27,657)	-	(21,839)	(1,164)	(166,319)	(4,774)	(33,793,725)	(23,868,405)

Adjustments to maintain reserves	(14)	-	(7)	(3)	(20,434)	(3)	(6,120)	3,308

Net equity transactions	2,819,629	-	1,441,541	1,014,799	19,531,921	1,351,901	(45,826,632)	(32,525,678)

Net change in contract owners’ equity	2,832,609	-	1,949,885	1,135,678	19,888,709	1,444,543	(31,455,951)	(14,138,370)

Contract owners’ equity at beginning of period	-	-	1,135,678	-	1,444,543	-	183,973,013	198,111,383

Contract owners’ equity at end of period	$2,832,609	-	3,085,563	1,135,678	21,333,252	1,444,543	152,517,062	183,973,013

CHANGE IN UNITS:

Beginning units	-	-	90,799	-	133,362	-	9,927,122	11,796,314

Units purchased	259,966	-	142,134	91,887	1,863,444	140,295	291,843	420,263

Units redeemed	(7,386)	-	(44,203)	(1,088)	(181,999)	(6,933)	(2,610,312)	(2,289,455)

Ending units	252,580	-	188,730	90,799	1,814,807	133,362	7,608,653	9,927,122

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	BRVHY3		BRVTR3		MLVGA3		DCAP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,743,549	3,040,619	14,481,273	10,688,575	(563,966)	2,292,345	(235)	(204)

Realized gain (loss) on investments	(1,093,028)	(1,250,022)	(8,902,735)	(5,674,275)	(2,364,876)	(6,601,333)	(1,333)	(1,760)

Change in unrealized gain (loss) on investments	1,787,134	4,870,997	(6,186,992)	13,487,146	1,463,719	31,603,323	2,442	4,146

Reinvested capital gains	-	-	-	-	20,432,676	-	1,912	2,135

Net increase (decrease) in contract owners’ equity resulting from operations	4,437,655	6,661,594	(608,454)	18,501,446	18,967,553	27,294,335	2,786	4,317

Equity transactions:

Purchase payments received from contract owners (note 4)	6,679,687	5,526,334	51,414,995	38,763,054	13,158,419	7,162,546	9	1

Transfers between funds	(709,263)	2,669,420	20,389,108	43,510,919	(10,751,702)	(7,843,486)	-	-

Redemptions (notes 2, 3, and 4)	(6,482,944)	(4,795,236)	(59,105,309)	(43,653,044)	(36,736,273)	(22,512,830)	(2,986)	(2,621)

Adjustments to maintain reserves	36,480	59,731	264,537	251,657	(174,697)	42,986	(304)	1,435

Net equity transactions	(476,040)	3,460,249	12,963,331	38,872,586	(34,504,253)	(23,150,784)	(3,281)	(1,185)

Net change in contract owners’ equity	3,961,615	10,121,843	12,354,877	57,374,032	(15,536,700)	4,143,551	(495)	3,132

Contract owners’ equity at beginning of period	68,234,900	58,113,057	510,131,071	452,757,039	273,586,438	269,442,887	25,506	22,374

Contract owners’ equity at end of period	$72,196,515	68,234,900	522,485,948	510,131,071	258,049,738	273,586,438	25,011	25,506

CHANGE IN UNITS:

Beginning units	5,419,771	5,146,571	52,479,741	48,491,736	13,586,382	14,835,357	-	-

Units purchased	1,245,743	1,559,194	10,651,847	11,008,064	1,064,507	654,119	-	-

Units redeemed	(1,274,091)	(1,285,994)	(9,320,048)	(7,020,059)	(2,724,891)	(1,903,094)	-	-

Ending units	5,391,423	5,419,771	53,811,540	52,479,741	11,925,998	13,586,382	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DCAPS		DGI		DSIF		DSIFS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(2,022)	(919)	(132,444)	(96,899)	(443,995)	182,578	(3,391)	(1,425)

Realized gain (loss) on investments	(21,504)	(10,737)	498,918	(47,245)	18,869,097	14,362,082	4,214	(30,659)

Change in unrealized gain (loss) on investments	35,179	37,018	1,919,855	1,805,434	15,982,926	24,187,406	75,555	115,117

Reinvested capital gains	23,240	23,768	840,429	1,557,975	15,220,116	7,973,175	31,265	17,646

Net increase (decrease) in contract owners’ equity resulting from operations	34,893	49,130	3,126,758	3,219,265	49,628,144	46,705,241	107,643	100,679

Equity transactions:

Purchase payments received from contract owners (note 4)	-	73	69,478	136,161	1,782,404	1,364,332	21	(2,693)

Transfers between funds	(1,756)	(7,987)	(262,853)	267,486	(2,727,101)	(2,436,285)	205,751	72,567

Redemptions (notes 2, 3, and 4)	(45,289)	(1,510)	(1,639,620)	(1,270,123)	(27,525,653)	(21,731,250)	(35,041)	(177,267)

Adjustments to maintain reserves	(7)	(27)	(795)	(508)	(61,143)	24,481	(112)	1,731

Net equity transactions	(47,052)	(9,451)	(1,833,790)	(866,984)	(28,531,493)	(22,778,722)	170,619	(105,662)

Net change in contract owners’ equity	(12,159)	39,679	1,292,968	2,352,281	21,096,651	23,926,519	278,262	(4,983)

Contract owners’ equity at beginning of period	295,663	255,984	15,628,241	13,275,960	226,806,241	202,879,722	462,097	467,080

Contract owners’ equity at end of period	$283,504	295,663	16,921,209	15,628,241	247,902,892	226,806,241	740,359	462,097

CHANGE IN UNITS:

Beginning units	7,309	7,547	285,127	302,903	1,998,337	2,220,858	7,685	9,675

Units purchased	67	-	5,597	12,836	24,117	36,783	3,318	2,549

Units redeemed	(1,168)	(238)	(35,762)	(30,612)	(245,841)	(259,304)	(770)	(4,539)

Ending units	6,208	7,309	254,962	285,127	1,776,613	1,998,337	10,233	7,685

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DSRG		DVDLS		DVMCSS		DVSCS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(346,940)	(215,891)	(4,486)	(7,326)	(305,843)	(312,479)	(158,098)	(181,988)

Realized gain (loss) on investments	1,006,021	(16,270)	(23,145)	(27,367)	256,650	(1,030,283)	99,989	(275,772)

Change in unrealized gain (loss) on investments	8,009,643	3,321,731	46,244	61,802	3,013,155	5,112,622	2,071,883	4,069,022

Reinvested capital gains	279,283	4,391,288	-	14,332	481,046	1,030,624	1,106,235	2,746,801

Net increase (decrease) in contract owners’ equity resulting from operations	8,948,007	7,480,858	18,613	41,441	3,445,008	4,800,484	3,120,009	6,358,063

Equity transactions:

Purchase payments received from contract owners (note 4)	294,331	102,335	525	1,826	83,413	168,926	230,344	268,689

Transfers between funds	(600,094)	(345,908)	(39,666)	1,972	263,041	(641,331)	(1,226,198)	128,057

Redemptions (notes 2, 3, and 4)	(3,689,414)	(2,732,495)	(36,267)	(72,764)	(4,901,993)	(2,581,883)	(6,114,434)	(4,939,388)

Adjustments to maintain reserves	(4,130)	(244)	53	(189)	388	709	6,528	8,438

Net equity transactions	(3,999,307)	(2,976,312)	(75,355)	(69,155)	(4,555,151)	(3,053,579)	(7,103,760)	(4,534,204)

Net change in contract owners’ equity	4,948,700	4,504,546	(56,742)	(27,714)	(1,110,143)	1,746,905	(3,983,751)	1,823,859

Contract owners’ equity at beginning of period	39,518,041	35,013,495	566,933	594,647	33,384,662	31,637,757	51,738,901	49,915,042

Contract owners’ equity at end of period	$44,466,741	39,518,041	510,191	566,933	32,274,519	33,384,662	47,755,150	51,738,901

CHANGE IN UNITS:

Beginning units	471,702	510,415	19,319	21,763	1,971,837	2,170,198	944,708	1,030,819

Units purchased	6,009	4,644	121	435	197,509	129,013	45,590	45,069

Units redeemed	(47,026)	(43,357)	(2,680)	(2,879)	(446,723)	(327,374)	(169,174)	(131,180)

Ending units	430,685	471,702	16,760	19,319	1,722,623	1,971,837	821,124	944,708

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	CVN1IF		CVSBF		CHSMM		CLVGT2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(47,751)	-	10,254	-	312,208	233,754	(23,996)	-

Realized gain (loss) on investments	66,453	-	1,369	-	-	-	150	-

Change in unrealized gain (loss) on investments	(87,277)	-	(38,132)	-	-	-	273,971	-

Reinvested capital gains	734,046	-	19,093	-	60	10	100,385	-

Net increase (decrease) in contract owners’ equity resulting from operations	665,471	-	(7,416)	-	312,268	233,764	350,510	-

Equity transactions:

Purchase payments received from contract owners (note 4)	9,653,106	-	267,694	-	-	78,259	4,532,496	-

Transfers between funds	12,361,525	-	2,754,563	-	888,904	2,093,185	2,796,153	-

Redemptions (notes 2, 3, and 4)	(251,731)	-	(56,727)	-	(1,605,356)	(2,619,857)	(79,962)	-

Adjustments to maintain reserves	(44)	-	(9)	-	(55)	(10)	(29)	-

Net equity transactions	21,762,856	-	2,965,521	-	(716,507)	(448,423)	7,248,658	-

Net change in contract owners’ equity	22,428,327	-	2,958,105	-	(404,239)	(214,659)	7,599,168	-

Contract owners’ equity at beginning of period	-	-	-	-	7,194,056	7,408,715	-	-

Contract owners’ equity at end of period	$22,428,327	-	2,958,105	-	6,789,817	7,194,056	7,599,168	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	705,391	742,491	-	-

Units purchased	2,375,707	-	266,964	-	379,944	444,317	819,929	-

Units redeemed	(509,927)	-	(6,088)	-	(444,603)	(481,417)	(194,806)	-

Ending units	1,865,780	-	260,876	-	640,732	705,391	625,123	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	CLVHY2		DWVSVS		ETVFR		FQB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$743,398	480,906	(348,959)	(572,984)	5,860,295	6,600,103	62,607	46,364

Realized gain (loss) on investments	276,950	79,095	646,059	(1,045,264)	(574,790)	(739,329)	(80,720)	(124,750)

Change in unrealized gain (loss) on investments	(122,213)	2,036,200	3,643,023	4,002,662	134,404	3,112,594	90,084	237,827

Reinvested capital gains	-	-	2,827,030	2,972,079	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	898,135	2,596,201	6,767,153	5,356,493	5,419,909	8,973,368	71,971	159,441

Equity transactions:

Purchase payments received from contract owners (note 4)	2,476,050	1,720,816	5,663,157	5,853,589	480,559	4,855,311	8,138	95,934

Transfers between funds	(2,386,287)	2,898,094	(1,179,124)	(1,698,986)	(2,975,522)	(10,538,528)	(311,740)	260,331

Redemptions (notes 2, 3, and 4)	(1,342,633)	(1,706,123)	(7,449,664)	(5,676,128)	(10,233,104)	(6,957,817)	(476,552)	(764,055)

Adjustments to maintain reserves	(180)	(198)	745	723	1,057	642	(61)	(44)

Net equity transactions	(1,253,050)	2,912,589	(2,964,886)	(1,520,802)	(12,727,010)	(12,640,392)	(780,215)	(407,834)

Net change in contract owners’ equity	(354,915)	5,508,790	3,802,267	3,835,691	(7,307,101)	(3,667,024)	(708,244)	(248,393)

Contract owners’ equity at beginning of period	17,954,243	12,445,453	74,253,548	70,417,857	94,400,450	98,067,474	3,513,130	3,761,523

Contract owners’ equity at end of period	$17,599,328	17,954,243	78,055,815	74,253,548	87,093,349	94,400,450	2,804,886	3,513,130

CHANGE IN UNITS:

Beginning units	1,543,344	1,175,810	3,649,190	3,729,906	7,874,144	8,983,148	209,921	235,231

Units purchased	373,567	2,379,840	508,018	676,117	599,184	1,031,759	3,739	29,584

Units redeemed	(488,295)	(2,012,306)	(660,176)	(756,833)	(1,643,725)	(2,140,763)	(50,522)	(54,894)

Ending units	1,428,616	1,543,344	3,497,032	3,649,190	6,829,603	7,874,144	163,138	209,921

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FQBS		FVU2S		FAMP		FB2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$129,840	98,319	3,018	1,219	687,720	652,509	3,717,004	2,053,607

Realized gain (loss) on investments	(184,892)	(174,500)	(803)	(10,684)	(203,358)	430,012	29,754,327	12,081,232

Change in unrealized gain (loss) on investments	260,721	522,662	72,910	43,963	3,737,862	5,587,073	82,821,833	133,729,781

Reinvested capital gains	-	-	-	-	429,601	760,809	38,587,430	38,145,546

Net increase (decrease) in contract owners’ equity resulting from operations	205,669	446,481	75,125	34,498	4,651,825	7,430,403	154,880,594	186,010,166

Equity transactions:

Purchase payments received from contract owners (note 4)	145,764	22,083	1	-	534,641	198,421	91,130,319	68,077,224

Transfers between funds	304,562	150,648	(93,436)	(15,023)	(786,708)	(1,503,688)	(2,672,298)	7,974,498

Redemptions (notes 2, 3, and 4)	(1,351,073)	(1,007,639)	(14,081)	(25,015)	(8,123,591)	(6,041,340)	(170,261,460)	(85,076,720)

Adjustments to maintain reserves	136	(217)	(45)	(44)	2,469	6,797	(2,751)	7,293

Net equity transactions	(900,611)	(835,125)	(107,561)	(40,082)	(8,373,189)	(7,339,810)	(81,806,190)	(9,017,705)

Net change in contract owners’ equity	(694,942)	(388,644)	(32,436)	(5,584)	(3,721,364)	90,593	73,074,404	176,992,461

Contract owners’ equity at beginning of period	10,677,693	11,066,337	531,367	536,951	68,758,182	68,667,589	1,130,682,194	953,689,733

Contract owners’ equity at end of period	$9,982,751	10,677,693	498,931	531,367	65,036,818	68,758,182	1,203,756,598	1,130,682,194

CHANGE IN UNITS:

Beginning units	749,788	808,674	47,285	51,079	1,122,472	1,247,167	60,562,401	61,110,368

Units purchased	56,587	27,456	6,562	224	12,698	5,439	7,934,671	8,249,909

Units redeemed	(118,594)	(86,342)	(14,822)	(4,018)	(144,765)	(130,134)	(11,954,110)	(8,797,876)

Ending units	687,781	749,788	39,025	47,285	990,405	1,122,472	56,542,962	60,562,401

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FC2		FDSCS2		FEI2		FEIP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(5,227,642)	(2,517,354)	3,214	2,643	441,124	941,791	959,053	1,322,144

Realized gain (loss) on investments	6,546,552	2,133,125	18,644	1,706	11,637,421	2,013,366	5,139,687	2,095,669

Change in unrealized gain (loss) on investments	42,909,364	56,040,713	254,937	123,789	11,656,238	15,100,495	12,425,389	10,959,070

Reinvested capital gains	55,733,378	9,288,722	17,243	-	21,472,224	9,936,157	14,321,989	6,841,690

Net increase (decrease) in contract owners’ equity resulting from operations	99,961,652	64,945,206	294,038	128,138	45,207,007	27,991,809	32,846,118	21,218,573

Equity transactions:

Purchase payments received from contract owners (note 4)	104,083,424	44,781,852	1,896,424	1,019,897	25,989,430	22,697,505	1,707,761	1,148,835

Transfers between funds	16,867,651	4,283,425	2,772	71,796	(14,304,123)	(8,965,422)	(3,479,868)	(3,204,256)

Redemptions (notes 2, 3, and 4)	(24,571,440)	(13,050,360)	(31,659)	(32,364)	(43,051,760)	(32,268,735)	(29,465,152)	(23,232,351)

Adjustments to maintain reserves	(10,663)	(6,518)	(6)	(3)	(940)	76,028	12,305	53,009

Net equity transactions	96,368,972	36,008,399	1,867,531	1,059,326	(31,367,393)	(18,460,624)	(31,224,954)	(25,234,763)

Net change in contract owners’ equity	196,330,624	100,953,605	2,161,569	1,187,464	13,839,614	9,531,185	1,621,164	(4,016,190)

Contract owners’ equity at beginning of period	292,259,727	191,306,122	1,187,464	-	345,318,177	335,786,992	246,179,934	250,196,124

Contract owners’ equity at end of period	$488,590,351	292,259,727	3,349,033	1,187,464	359,157,791	345,318,177	247,801,098	246,179,934

CHANGE IN UNITS:

Beginning units	4,717,041	3,971,397	101,150	-	8,707,711	9,148,788	2,058,969	2,290,342

Units purchased	2,288,880	1,454,141	155,575	104,691	913,838	1,099,531	21,534	15,252

Units redeemed	(1,035,898)	(708,497)	(9,755)	(3,541)	(1,570,303)	(1,540,608)	(259,288)	(246,625)

Ending units	5,970,023	4,717,041	246,970	101,150	8,051,246	8,707,711	1,821,215	2,058,969

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FEMS2		FF10S		FF10S2		FF20S

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(66,820)	315,701	59,197	81,773	3,753,612	4,897,724	82,238	105,540

Realized gain (loss) on investments	(2,614,142)	(3,464,687)	(29,853)	(102,225)	(1,519,026)	(5,074,926)	22,846	(19,406)

Change in unrealized gain (loss) on investments	6,657,069	6,565,547	88,143	17,730	5,237,788	309,636	82,167	479,702

Reinvested capital gains	-	-	2,344	252,736	166,371	15,845,346	171,204	39,375

Net increase (decrease) in contract owners’ equity resulting from operations	3,976,107	3,416,561	119,831	250,014	7,638,745	15,977,780	358,455	605,211

Equity transactions:

Purchase payments received from contract owners (note 4)	5,658,067	4,645,598	6,916	9,647	1,364,188	3,598,656	143,368	42,694

Transfers between funds	(384,295)	(499,206)	6,984	(33,528)	4,198,501	(11,626,874)	147,973	120,833

Redemptions (notes 2, 3, and 4)	(3,655,541)	(2,580,232)	(470,471)	(755,076)	(31,806,852)	(24,836,839)	(859,994)	(349,976)

Adjustments to maintain reserves	(2,761)	(259)	(44)	(71)	12,923	19,654	(453)	(568)

Net equity transactions	1,615,470	1,565,901	(456,615)	(779,028)	(26,231,240)	(32,845,403)	(569,106)	(187,017)

Net change in contract owners’ equity	5,591,577	4,982,462	(336,784)	(529,014)	(18,592,495)	(16,867,623)	(210,651)	418,194

Contract owners’ equity at beginning of period	48,236,100	43,253,638	3,165,191	3,694,205	212,829,823	229,697,446	6,008,004	5,589,810

Contract owners’ equity at end of period	$53,827,677	48,236,100	2,828,407	3,165,191	194,237,328	212,829,823	5,797,353	6,008,004

CHANGE IN UNITS:

Beginning units	4,356,777	4,220,153	169,736	213,593	10,844,739	12,602,083	289,152	298,259

Units purchased	1,028,811	1,172,079	4,791	4,157	795,274	439,763	16,565	16,165

Units redeemed	(892,538)	(1,035,455)	(28,911)	(48,014)	(2,094,207)	(2,197,107)	(43,459)	(25,272)

Ending units	4,493,050	4,356,777	145,616	169,736	9,545,806	10,844,739	262,258	289,152

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FF20S2		FF30S		FF30S2		FG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,019,281	4,400,078	118,764	155,290	322,488	564,574	(13,153,752)	(9,866,804)

Realized gain (loss) on investments	3,716,570	3,588,709	343,306	(35,507)	3,927,519	678,639	43,394,232	18,652,171

Change in unrealized gain (loss) on investments	1,687,187	19,558,845	706,727	1,634,847	1,831,390	8,529,488	(23,867,537)	157,041,592

Reinvested capital gains	8,248,412	2,136,776	30,873	-	169,395	-	210,492,410	33,319,473

Net increase (decrease) in contract owners’ equity resulting from operations	16,671,450	29,684,408	1,199,670	1,754,630	6,250,792	9,772,701	216,865,353	199,146,432

Equity transactions:

Purchase payments received from contract owners (note 4)	711,647	4,138,179	408,241	435,152	143,514	1,555,494	107,464,432	57,164,566

Transfers between funds	(4,309,331)	(3,915,809)	747,715	128,147	(4,067,903)	(251,918)	(53,994,625)	(8,543,713)

Redemptions (notes 2, 3, and 4)	(41,599,998)	(35,658,681)	(3,087,232)	(989,554)	(9,119,087)	(6,462,566)	(87,910,030)	(57,480,127)

Adjustments to maintain reserves	23,294	60,367	(71)	(102)	1,590	1,729	(88,209)	(93,980)

Net equity transactions	(45,174,388)	(35,375,944)	(1,931,347)	(426,357)	(13,041,886)	(5,157,261)	(34,528,432)	(8,953,254)

Net change in contract owners’ equity	(28,502,938)	(5,691,536)	(731,677)	1,328,273	(6,791,094)	4,615,440	182,336,921	190,193,178

Contract owners’ equity at beginning of period	292,859,020	298,550,556	14,994,178	13,665,905	84,008,953	79,393,513	783,061,267	592,868,089

Contract owners’ equity at end of period	$264,356,082	292,859,020	14,262,501	14,994,178	77,217,859	84,008,953	965,398,188	783,061,267

CHANGE IN UNITS:

Beginning units	12,950,081	14,602,455	644,303	664,027	3,258,505	3,476,229	11,018,754	11,121,608

Units purchased	182,339	416,954	52,311	39,024	67,189	185,491	2,284,595	2,103,232

Units redeemed	(2,087,548)	(2,069,328)	(128,503)	(58,748)	(541,414)	(403,215)	(2,672,659)	(2,206,086)

Ending units	11,044,872	12,950,081	568,111	644,303	2,784,280	3,258,505	10,630,690	11,018,754

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FGI2		FGP		FHIP		FIGBP2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,015,383)	1,294,693	(7,524,494)	(5,410,999)	1,070,198	1,016,486	22,907,083	12,670,359

Realized gain (loss) on investments	45,390,794	11,747,883	35,934,396	30,790,141	(410,035)	(334,058)	(13,745,535)	(9,532,747)

Change in unrealized gain (loss) on investments	62,429,777	82,530,563	(12,257,487)	87,790,340	1,067,002	1,405,947	(6,055,621)	44,049,252

Reinvested capital gains	62,056,216	31,925,261	122,696,694	21,031,757	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	168,861,404	127,498,400	138,849,109	134,201,239	1,727,165	2,088,375	3,105,927	47,186,864

Equity transactions:

Purchase payments received from contract owners (note 4)	88,825,144	57,650,912	4,160,418	2,067,548	142,136	166,267	102,944,999	65,127,454

Transfers between funds	(69,497,980)	(34,247,693)	(1,875,039)	(3,519,275)	(337,367)	(836,717)	87,945,198	99,242,559

Redemptions (notes 2, 3, and 4)	(124,572,395)	(60,611,709)	(59,519,608)	(41,847,139)	(2,494,905)	(2,001,292)	(158,615,236)	(90,263,335)

Adjustments to maintain reserves	(23,681)	4,292	(36,372)	28,024	(25)	9,321	7,235	11,451

Net equity transactions	(105,268,912)	(37,204,198)	(57,270,601)	(43,270,842)	(2,690,161)	(2,662,421)	32,282,196	74,118,129

Net change in contract owners’ equity	63,592,492	90,294,202	81,578,508	90,930,397	(962,996)	(574,046)	35,388,123	121,304,993

Contract owners’ equity at beginning of period	873,281,796	782,987,594	499,953,077	409,022,680	24,450,636	25,024,682	1,106,147,949	984,842,956

Contract owners’ equity at end of period	$936,874,288	873,281,796	581,531,585	499,953,077	23,487,640	24,450,636	1,141,536,072	1,106,147,949

CHANGE IN UNITS:

Beginning units	40,898,930	42,828,698	1,897,898	2,093,774	603,142	677,829	74,083,908	69,046,210

Units purchased	4,701,352	4,245,173	30,170	25,967	12,763	19,778	15,996,976	13,033,717

Units redeemed	(9,143,291)	(6,174,941)	(203,621)	(221,843)	(77,552)	(94,465)	(13,795,524)	(7,996,019)

Ending units	36,456,991	40,898,930	1,724,447	1,897,898	538,353	603,142	76,285,360	74,083,908

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FIGBS		FMC2		FMCS		FNRS2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$221,438	142,306	(2,132,700)	(2,014,440)	(139,891)	(119,640)	536,316	989,370

Realized gain (loss) on investments	(51,866)	(65,040)	4,001,670	2,759,705	286,219	(84,195)	5,272,477	19,271,089

Change in unrealized gain (loss) on investments	(116,788)	439,031	879,999	16,006,546	107,694	1,672,916	(3,538,943)	(23,108,237)

Reinvested capital gains	-	-	22,835,457	4,901,092	2,072,575	408,359	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,784	516,297	25,584,426	21,652,903	2,326,597	1,877,440	2,269,850	(2,847,778)

Equity transactions:

Purchase payments received from contract owners (note 4)	313,284	234,866	1,779,731	1,242,907	69,239	105,379	6,746,628	8,852,182

Transfers between funds	625,835	1,777,520	(8,820,091)	(4,170,156)	361,859	(171,306)	(7,424,441)	(33,662,725)

Redemptions (notes 2, 3, and 4)	(1,903,702)	(1,263,960)	(25,712,649)	(21,221,210)	(2,105,685)	(878,881)	(10,805,196)	(11,371,302)

Adjustments to maintain reserves	(9,061)	7,905	(8,432)	20,504	5,623	992	342	2,854

Net equity transactions	(973,644)	756,331	(32,761,441)	(24,127,955)	(1,668,964)	(943,816)	(11,482,667)	(36,178,991)

Net change in contract owners’ equity	(920,860)	1,272,628	(7,177,015)	(2,475,052)	657,633	933,624	(9,212,817)	(39,026,769)

Contract owners’ equity at beginning of period	11,478,684	10,206,056	177,514,818	179,989,870	15,519,033	14,585,409	96,429,669	135,456,438

Contract owners’ equity at end of period	$10,557,824	11,478,684	170,337,803	177,514,818	16,176,666	15,519,033	87,216,852	96,429,669

CHANGE IN UNITS:

Beginning units	763,441	710,737	2,806,448	3,220,863	518,827	553,589	4,529,264	6,351,892

Units purchased	99,341	160,146	130,340	105,660	48,077	12,087	984,232	1,610,518

Units redeemed	(162,828)	(107,442)	(598,308)	(520,075)	(100,364)	(46,849)	(1,532,185)	(3,433,146)

Ending units	699,954	763,441	2,338,480	2,806,448	466,540	518,827	3,981,311	4,529,264

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FO2		FOP		FRESS2		FV2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(45,399)	(812,173)	113,928	(129,753)	561,846	133,184	21,043	9,840

Realized gain (loss) on investments	4,252,468	6,640,597	1,476,847	820,175	(1,445,623)	(412,204)	13,998	1,854

Change in unrealized gain (loss) on investments	(6,194,327)	12,652,208	(1,755,964)	6,461,378	1,253,640	971,131	(175,247)	68,668

Reinvested capital gains	5,278,467	278,405	1,898,806	107,543	-	549,273	349,231	43,547

Net increase (decrease) in contract owners’ equity resulting from operations	3,291,209	18,759,037	1,733,617	7,259,343	369,863	1,241,384	209,025	123,909

Equity transactions:

Purchase payments received from contract owners (note 4)	11,035,888	6,676,344	219,816	280,623	103,532	777,559	2,495,738	1,181,845

Transfers between funds	(1,732,231)	(17,475,800)	(383,993)	(699,152)	1,079,934	489,145	89,983	82,672

Redemptions (notes 2, 3, and 4)	(13,614,131)	(10,863,733)	(4,886,416)	(3,973,300)	(1,396,275)	(686,017)	(34,708)	(32,827)

Adjustments to maintain reserves	16,919	8,380	1,661	1,193	(205)	(195)	(6)	(3)

Net equity transactions	(4,293,555)	(21,654,809)	(5,048,932)	(4,390,636)	(213,014)	580,492	2,551,007	1,231,687

Net change in contract owners’ equity	(1,002,346)	(2,895,772)	(3,315,315)	2,868,707	156,849	1,821,876	2,760,032	1,355,596

Contract owners’ equity at beginning of period	110,059,049	112,954,821	43,168,721	40,300,014	14,408,365	12,586,489	1,355,596	-

Contract owners’ equity at end of period	$109,056,703	110,059,049	39,853,406	43,168,721	14,565,214	14,408,365	4,115,628	1,355,596

CHANGE IN UNITS:

Beginning units	3,499,170	4,232,584	937,577	1,041,498	1,055,185	1,008,409	116,730	-

Units purchased	642,042	1,087,902	10,022	20,030	698,062	206,255	213,206	120,318

Units redeemed	(780,067)	(1,821,316)	(111,552)	(123,951)	(734,094)	(159,479)	(7,957)	(3,588)

Ending units	3,361,145	3,499,170	836,047	937,577	1,019,153	1,055,185	321,979	116,730

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVFRHI		FVICA2		FVSIS2		FVSS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,262,485	838,895	(3,853)	(2,051)	243,658	101,129	(20,952)	(6,810)

Realized gain (loss) on investments	84,666	59,407	19,387	(232)	8,458	33	35,603	(61,227)

Change in unrealized gain (loss) on investments	(841,458)	(382,124)	97,507	204,804	(17,369)	33,898	(366,812)	741,139

Reinvested capital gains	-	-	-	-	-	-	752,100	197,086

Net increase (decrease) in contract owners’ equity resulting from operations	2,505,693	516,178	113,041	202,521	234,747	135,060	399,939	870,188

Equity transactions:

Purchase payments received from contract owners (note 4)	15,420,380	4,427,800	3,101,360	1,841,839	5,591,660	2,544,435	52,237	371,828

Transfers between funds	26,287,763	12,859,501	130,516	105,702	418,877	74,847	27,395	168,244

Redemptions (notes 2, 3, and 4)	(2,682,744)	(319,889)	(57,179)	(49,847)	(90,984)	(35,361)	(523,067)	(604,109)

Adjustments to maintain reserves	(118)	(24)	(8)	(4)	(6)	(3)	(69)	(54)

Net equity transactions	39,025,281	16,967,388	3,174,689	1,897,690	5,919,547	2,583,918	(443,504)	(64,091)

Net change in contract owners’ equity	41,530,974	17,483,566	3,287,730	2,100,211	6,154,294	2,718,978	(43,565)	806,097

Contract owners’ equity at beginning of period	17,483,566	-	2,100,211	-	2,718,978	-	5,306,662	4,500,565

Contract owners’ equity at end of period	$59,014,540	17,483,566	5,387,941	2,100,211	8,873,272	2,718,978	5,263,097	5,306,662

CHANGE IN UNITS:

Beginning units	1,637,152	-	189,203	-	258,639	-	116,673	117,961

Units purchased	4,783,425	1,862,168	274,486	194,664	563,113	263,969	10,906	25,387

Units redeemed	(1,261,613)	(225,016)	(9,818)	(5,461)	(16,406)	(5,330)	(20,250)	(26,675)

Ending units	5,158,964	1,637,152	453,871	189,203	805,346	258,639	107,329	116,673

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FVSS2		FTVDM2		FTVFA2		FTVGI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(172,392)	(61,785)	128,630	35,804	235,514	(104,788)	(727,336)	(837,660)

Realized gain (loss) on investments	1,024,417	(294,385)	(175,265)	(77,096)	(3,668,386)	(5,098,921)	(3,012,651)	(3,638,109)

Change in unrealized gain (loss) on investments	(3,814,856)	2,646,816	345,174	615,393	7,657,394	11,366,573	(2,418,219)	5,008,144

Reinvested capital gains	5,292,537	868,777	39,573	4,205	-	1,010,425	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,329,706	3,159,423	338,112	578,306	4,224,522	7,173,289	(6,158,206)	532,375

Equity transactions:

Purchase payments received from contract owners (note 4)	8,428,018	5,829,764	20,216	19,973	419,170	504,788	358,428	427,254

Transfers between funds	5,807,008	4,083,798	(164,948)	(113,757)	(1,215,478)	(626,576)	361,381	(1,342,346)

Redemptions (notes 2, 3, and 4)	(1,925,311)	(2,036,654)	(731,954)	(540,768)	(8,473,136)	(7,738,191)	(6,445,417)	(5,628,976)

Adjustments to maintain reserves	2,189	2,190	(220)	(210)	2,769	7,297	13,372	27,023

Net equity transactions	12,311,904	7,879,098	(876,906)	(634,762)	(9,266,675)	(7,852,682)	(5,712,236)	(6,517,045)

Net change in contract owners’ equity	14,641,610	11,038,521	(538,794)	(56,456)	(5,042,153)	(679,393)	(11,870,442)	(5,984,670)

Contract owners’ equity at beginning of period	24,825,656	13,787,135	5,453,690	5,510,146	59,527,351	60,206,744	51,677,447	57,662,117

Contract owners’ equity at end of period	$39,467,266	24,825,656	4,914,896	5,453,690	54,485,198	59,527,351	39,807,005	51,677,447

CHANGE IN UNITS:

Beginning units	427,699	276,962	485,148	543,593	3,590,638	4,099,175	6,628,021	7,487,167

Units purchased	386,315	323,890	53,515	16,037	68,953	85,487	540,857	345,359

Units redeemed	(173,857)	(173,153)	(126,395)	(74,482)	(604,492)	(594,024)	(1,318,385)	(1,204,505)

Ending units	640,157	427,699	412,268	485,148	3,055,099	3,590,638	5,850,493	6,628,021

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVIS2		FTVMD2		FTVRD2		FTVSI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$6,629,891	7,206,798	7,807	12,044	(107)	(124)	15,605	31,110

Realized gain (loss) on investments	(2,222,063)	(1,040,828)	5,606	(5,341)	(945)	(1,016)	(33,066)	(70,323)

Change in unrealized gain (loss) on investments	4,769,210	(5,950,062)	(30,952)	70,234	1,364	1,011	30,333	74,710

Reinvested capital gains	774,283	12,489,665	45,321	32,065	462	1,223	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,951,321	12,705,573	27,782	109,002	774	1,094	12,872	35,497

Equity transactions:

Purchase payments received from contract owners (note 4)	1,132,715	1,552,185	35	-	9	-	-	11,183

Transfers between funds	(2,246,978)	(12,906,322)	(32,307)	(50,305)	-	-	(154,267)	(262,822)

Redemptions (notes 2, 3, and 4)	(22,400,156)	(19,190,949)	(50,226)	(22,906)	(3,458)	(3,228)	(96,806)	(57,389)

Adjustments to maintain reserves	11,452	32,608	(12)	(32)	2,867	3,852	(7)	(19)

Net equity transactions	(23,502,967)	(30,512,478)	(82,510)	(73,243)	(582)	624	(251,080)	(309,047)

Net change in contract owners’ equity	(13,551,646)	(17,806,905)	(54,728)	35,759	192	1,718	(238,208)	(273,550)

Contract owners’ equity at beginning of period	187,448,522	205,255,427	642,042	606,283	13,992	12,274	438,279	711,829

Contract owners’ equity at end of period	$173,896,876	187,448,522	587,314	642,042	14,184	13,992	200,071	438,279

CHANGE IN UNITS:

Beginning units	9,191,274	10,874,715	32,730	37,010	-	-	38,883	67,667

Units purchased	278,991	469,065	3,383	1,451	-	-	2,770	6,357

Units redeemed	(1,398,576)	(2,152,506)	(7,354)	(5,731)	-	-	(24,625)	(35,141)

Ending units	8,071,689	9,191,274	28,759	32,730	-	-	17,028	38,883

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	FTVSV2		TIF2		GVGMNS		GVMSAS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(305,241)	(533,755)	173,186	332,472	91,254	8,767	125,229	349,694

Realized gain (loss) on investments	482,463	(3,673,212)	311,985	(881,979)	158,333	(64,202)	(15,145)	(86,205)

Change in unrealized gain (loss) on investments	3,781,107	6,994,082	(851,563)	4,029,219	505,361	1,073,729	17,201	184,438

Reinvested capital gains	1,271,474	3,192,937	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,229,803	5,980,052	(366,392)	3,479,712	754,948	1,018,294	127,285	447,927

Equity transactions:

Purchase payments received from contract owners (note 4)	297,772	147,961	172,126	88,071	6,955	19,697	1,413,469	943,024

Transfers between funds	(975,356)	(2,532,506)	(567,168)	(2,582,366)	(315,539)	187,771	368,182	(1,043,204)

Redemptions (notes 2, 3, and 4)	(7,593,788)	(6,094,240)	(2,284,913)	(2,833,740)	(1,991,034)	(813,590)	(432,649)	(452,265)

Adjustments to maintain reserves	(1,323)	647	2,156	(640)	787	1,569	(121)	(130)

Net equity transactions	(8,272,695)	(8,478,138)	(2,677,799)	(5,328,675)	(2,298,831)	(604,553)	1,348,881	(552,575)

Net change in contract owners’ equity	(3,042,892)	(2,498,086)	(3,044,191)	(1,848,963)	(1,543,883)	413,741	1,476,166	(104,648)

Contract owners’ equity at beginning of period	57,107,207	59,605,293	19,075,256	20,924,219	8,105,665	7,691,924	7,033,856	7,138,504

Contract owners’ equity at end of period	$54,064,315	57,107,207	16,031,065	19,075,256	6,561,782	8,105,665	8,510,022	7,033,856

CHANGE IN UNITS:

Beginning units	1,045,859	1,215,369	788,105	1,043,639	595,035	643,914	654,732	706,631

Units purchased	66,733	36,578	31,793	37,279	28,172	36,802	218,644	268,700

Units redeemed	(212,774)	(206,088)	(140,172)	(292,813)	(185,727)	(85,681)	(95,820)	(320,599)

Ending units	899,818	1,045,859	679,726	788,105	437,480	595,035	777,556	654,732

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVSSCS		RVARS		ACEG2		AVHY2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$2,055	1,807	336,929	164,769	(6,785)	(5,078)	15,248	6,286

Realized gain (loss) on investments	16,632	351	(231,759)	67,822	(9,471)	(16,332)	264	13

Change in unrealized gain (loss) on investments	32,651	82,361	(563,525)	151,260	106,968	95,064	790	1,704

Reinvested capital gains	52,447	-	-	-	-	5,728	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,785	84,519	(458,355)	383,851	90,712	79,382	16,302	8,003

Equity transactions:

Purchase payments received from contract owners (note 4)	1,817	14,303	290,958	72,552	136	120	370,595	144,516

Transfers between funds	39,321	8,200	(2,320,214)	(3,418,062)	(41,163)	31,559	21,784	(1,114)

Redemptions (notes 2, 3, and 4)	(20,641)	(9,330)	(2,945,759)	(1,308,338)	(10,838)	(7,289)	(2,503)	(132)

Adjustments to maintain reserves	(15)	(21)	4,167	5,184	117	2	(6)	-

Net equity transactions	20,482	13,152	(4,970,848)	(4,648,664)	(51,748)	24,392	389,870	143,270

Net change in contract owners’ equity	124,267	97,671	(5,429,203)	(4,264,813)	38,964	103,774	406,172	151,273

Contract owners’ equity at beginning of period	539,559	441,888	13,994,198	18,259,011	310,016	206,242	151,273	-

Contract owners’ equity at end of period	$663,826	539,559	8,564,995	13,994,198	348,980	310,016	557,445	151,273

CHANGE IN UNITS:

Beginning units	21,979	21,309	1,299,329	1,739,971	9,795	9,008	14,270	-

Units purchased	5,214	1,628	111,198	665,017	1,044	2,058	35,335	14,467

Units redeemed	(4,289)	(958)	(567,288)	(1,105,659)	(2,452)	(1,271)	(278)	(197)

Ending units	22,904	21,979	843,239	1,299,329	8,387	9,795	49,327	14,270

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVBRA1		IVCPB2		IVCPBI		IVDDII

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$9,351	(666)	223,713	68,587	246,489	135,297	45,237	23,435

Realized gain (loss) on investments	(2,548)	(384)	3,029	(2,032)	(14,116)	(75,001)	9,252	51

Change in unrealized gain (loss) on investments	(818)	11,222	(118,554)	97,120	(49,996)	447,437	105,784	(19,747)

Reinvested capital gains	-	-	-	-	-	-	196,511	143,078

Net increase (decrease) in contract owners’ equity resulting from operations	5,985	10,172	108,188	163,675	182,377	507,733	356,784	146,817

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	4,613,320	3,781,363	189,736	133,301	3,381,433	1,984,769

Transfers between funds	(14,539)	-	324,798	22,917	160,929	(318,014)	(71,058)	22,618

Redemptions (notes 2, 3, and 4)	(4,613)	(1,165)	(125,255)	(10,750)	(1,188,986)	(992,151)	(89,159)	(4,480)

Adjustments to maintain reserves	(3)	(8)	-	(2)	3,069	(10,700)	(6)	(4)

Net equity transactions	(19,155)	(1,173)	4,812,863	3,793,528	(835,252)	(1,187,564)	3,221,210	2,002,903

Net change in contract owners’ equity	(13,170)	8,999	4,921,051	3,957,203	(652,875)	(679,831)	3,577,994	2,149,720

Contract owners’ equity at beginning of period	173,353	164,354	3,957,203	-	11,115,635	11,795,466	2,149,720	-

Contract owners’ equity at end of period	$160,183	173,353	8,878,254	3,957,203	10,462,760	11,115,635	5,727,714	2,149,720

CHANGE IN UNITS:

Beginning units	12,260	12,345	383,705	-	1,120,313	1,244,061	202,387	-

Units purchased	-	-	480,092	386,640	52,081	36,075	298,909	207,518

Units redeemed	(1,311)	(85)	(17,929)	(2,935)	(135,536)	(159,823)	(19,486)	(5,131)

Ending units	10,949	12,260	845,868	383,705	1,036,858	1,120,313	481,810	202,387

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IVKEI1		IVMCC2		OVAG		OVAG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$160,726	-	(160,084)	(164,944)	(131,760)	(117,219)	(190,478)	(165,278)

Realized gain (loss) on investments	117,298	-	(250,941)	(710,550)	(175,089)	(475,793)	(155,054)	(551,158)

Change in unrealized gain (loss) on investments	212,743	-	1,610,999	2,074,828	2,269,581	1,580,575	2,980,707	1,965,850

Reinvested capital gains	697,082	-	252,355	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,187,849	-	1,452,329	1,199,334	1,962,732	987,563	2,635,175	1,249,414

Equity transactions:

Purchase payments received from contract owners (note 4)	83,275	-	13,830	34,002	83,646	75,317	971,449	835,432

Transfers between funds	18,113,102	-	(156,745)	(197,397)	(299,586)	(210,378)	(14,840)	159,150

Redemptions (notes 2, 3, and 4)	(1,342,586)	-	(1,602,761)	(817,297)	(884,292)	(680,586)	(1,190,688)	(1,277,860)

Adjustments to maintain reserves	(2,135)	-	4,183	6,914	(126)	(84)	(1,583)	15,901

Net equity transactions	16,851,656	-	(1,741,493)	(973,778)	(1,100,358)	(815,731)	(235,662)	(267,377)

Net change in contract owners’ equity	18,039,505	-	(289,164)	225,556	862,374	171,832	2,399,513	982,037

Contract owners’ equity at beginning of period	-	-	10,477,706	10,252,150	9,243,116	9,071,284	12,066,534	11,084,497

Contract owners’ equity at end of period	$18,039,505	-	10,188,542	10,477,706	10,105,490	9,243,116	14,466,047	12,066,534

CHANGE IN UNITS:

Beginning units	-	-	525,632	577,803	500,852	549,047	927,893	952,872

Units purchased	1,833,579	-	26,473	33,170	32,511	15,409	154,277	131,284

Units redeemed	(144,870)	-	(106,790)	(85,341)	(86,700)	(63,604)	(172,741)	(156,263)

Ending units	1,688,709	-	445,315	525,632	446,663	500,852	909,429	927,893

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVGIS		OVGS		OVGSS		OVIG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(371)	(220)	(1,595,260)	(1,172,249)	(1,820,195)	(1,622,985)	2,190	1,500

Realized gain (loss) on investments	52	(8,133)	87,214	(1,970,880)	(2,730,894)	(312,983)	(19,587)	(78,767)

Change in unrealized gain (loss) on investments	(999)	11,325	10,979,832	21,132,727	13,992,406	19,501,636	(88,386)	340,207

Reinvested capital gains	1,371	1,032	6,724,230	12,147,923	6,930,190	12,949,579	82,955	-

Net increase (decrease) in contract owners’ equity resulting from operations	53	4,004	16,196,016	30,137,521	16,371,507	30,515,247	(22,828)	262,940

Equity transactions:

Purchase payments received from contract owners (note 4)	4,050	(641)	692,249	678,054	1,328,215	3,520,555	1,320	16,266

Transfers between funds	(945)	3,775	(1,866,456)	(1,806,629)	(8,961,594)	(2,138,049)	(133,942)	(71,826)

Redemptions (notes 2, 3, and 4)	(4,858)	(8,008)	(13,635,761)	(10,539,501)	(12,844,031)	(10,187,893)	(84,377)	(160,727)

Adjustments to maintain reserves	1,947	2,256	(18,944)	(12,700)	(6,885)	(6,716)	(11)	(8)

Net equity transactions	194	(2,618)	(14,828,912)	(11,680,776)	(20,484,295)	(8,812,103)	(217,010)	(216,295)

Net change in contract owners’ equity	247	1,386	1,367,104	18,456,745	(4,112,788)	21,703,144	(239,838)	46,645

Contract owners’ equity at beginning of period	17,567	16,181	114,800,985	96,344,240	118,571,814	96,868,670	1,412,259	1,365,614

Contract owners’ equity at end of period	$17,814	17,567	116,168,089	114,800,985	114,459,026	118,571,814	1,172,421	1,412,259

CHANGE IN UNITS:

Beginning units	165	194	1,074,479	1,208,663	2,243,218	2,395,430	88,285	102,792

Units purchased	19	137	9,463	29,561	172,405	341,716	5,374	8,326

Units redeemed	(46)	(166)	(135,453)	(163,745)	(492,935)	(493,928)	(18,843)	(22,833)

Ending units	138	165	948,489	1,074,479	1,922,688	2,243,218	74,816	88,285

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVIGS		OVSB		OVSBS		OVSC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(9,650)	(10,804)	19,339	(15,494)	39,008	(47,720)	(64,122)	(8,019)

Realized gain (loss) on investments	(124,601)	(224,133)	11,119	4,763	35,796	5,359	152,350	(50,410)

Change in unrealized gain (loss) on investments	93,473	407,070	(9,819)	91,146	(33,348)	264,833	254,940	767,694

Reinvested capital gains	37,231	-	-	-	-	-	168,376	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,547)	172,133	20,639	80,415	41,456	222,472	511,544	709,265

Equity transactions:

Purchase payments received from contract owners (note 4)	26,974	22,384	13,384	23,554	57,727	(17,603)	14,469	18,634

Transfers between funds	(294,113)	(17,398)	11,430	67,831	34,748	(67,066)	153,019	(93,683)

Redemptions (notes 2, 3, and 4)	(202,351)	(84,740)	(108,679)	(73,551)	(425,645)	(255,150)	(814,336)	(471,015)

Adjustments to maintain reserves	(22)	(40)	(47)	(45)	16	390	(36)	673

Net equity transactions	(469,512)	(79,794)	(83,912)	17,789	(333,154)	(339,429)	(646,884)	(545,391)

Net change in contract owners’ equity	(473,059)	92,339	(63,273)	98,204	(291,698)	(116,957)	(135,340)	163,874

Contract owners’ equity at beginning of period	1,026,936	934,597	1,170,992	1,072,788	3,279,958	3,396,915	4,838,464	4,674,590

Contract owners’ equity at end of period	$553,877	1,026,936	1,107,719	1,170,992	2,988,260	3,279,958	4,703,124	4,838,464

CHANGE IN UNITS:

Beginning units	84,490	91,537	114,811	112,988	336,487	373,625	151,863	171,078

Units purchased	10,136	28,682	6,687	27,521	29,223	20,343	15,416	10,389

Units redeemed	(47,668)	(35,729)	(14,872)	(25,698)	(63,201)	(57,481)	(34,672)	(29,604)

Ending units	46,958	84,490	106,626	114,811	302,509	336,487	132,607	151,863

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	OVSCS		WRASP		WRENG		WRHIP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,962,132)	(607,730)	60,023	324,502	2,451	2,539	2,181,412	2,112,807

Realized gain (loss) on investments	2,586,209	(348,403)	238,813	(2,598,938)	130	84,967	(1,641,055)	(2,545,207)

Change in unrealized gain (loss) on investments	7,205,683	17,119,277	6,351,762	13,709,579	(8,911)	(78,626)	1,424,275	4,778,046

Reinvested capital gains	4,893,291	-	3,477,851	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,723,051	16,163,144	10,128,449	11,435,143	(6,330)	8,880	1,964,632	4,345,646

Equity transactions:

Purchase payments received from contract owners (note 4)	12,997,309	7,474,337	752,279	934,665	-	-	402,236	488,254

Transfers between funds	6,298,644	10,673,078	(6,065,407)	(3,298,185)	495	(210,430)	(295,960)	(129,575)

Redemptions (notes 2, 3, and 4)	(14,072,731)	(10,275,089)	(13,930,715)	(11,714,717)	-	(5,287)	(6,328,340)	(5,870,757)

Adjustments to maintain reserves	759	6,816	(18,762)	39,043	(1)	(4)	17,692	26,473

Net equity transactions	5,223,981	7,879,142	(19,262,605)	(14,039,194)	494	(215,721)	(6,204,372)	(5,485,605)

Net change in contract owners’ equity	17,947,032	24,042,286	(9,134,156)	(2,604,051)	(5,836)	(206,841)	(4,239,740)	(1,139,959)

Contract owners’ equity at beginning of period	124,023,907	99,981,621	100,279,184	102,883,235	102,355	309,196	46,590,472	47,730,431

Contract owners’ equity at end of period	$141,970,939	124,023,907	91,145,028	100,279,184	96,519	102,355	42,350,732	46,590,472

CHANGE IN UNITS:

Beginning units	2,056,749	1,895,508	5,072,989	5,834,271	11,537	35,819	3,265,658	3,658,283

Units purchased	525,229	843,613	67,437	100,599	56	-	144,957	284,750

Units redeemed	(459,053)	(682,372)	(964,602)	(861,881)	-	(24,282)	(569,616)	(677,375)

Ending units	2,122,925	2,056,749	4,175,824	5,072,989	11,593	11,537	2,840,999	3,265,658

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRMCG		WRPAP		WRPCP		WRPMAP

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(3,132,316)	(2,831,991)	82	655	33,984	86,678	275,897	1,643,178

Realized gain (loss) on investments	(4,127,547)	(3,009,744)	(95)	(162)	(78,360)	(128,196)	(1,206,681)	(2,984,238)

Change in unrealized gain (loss) on investments	2,657,618	15,663,316	1,287	(536)	198,484	47,170	3,348,815	1,167,136

Reinvested capital gains	6,296,469	23,001,796	65	1,914	26,761	222,542	-	4,352,067

Net increase (decrease) in contract owners’ equity resulting from operations	1,694,224	32,823,377	1,339	1,871	180,869	228,194	2,418,031	4,178,143

Equity transactions:

Purchase payments received from contract owners (note 4)	19,770,643	16,389,393	-	-	4	-	3,724	165,362

Transfers between funds	(3,094,631)	4,709,560	2	(405)	(217,805)	1,418,903	(165,017)	(1,997,885)

Redemptions (notes 2, 3, and 4)	(21,681,590)	(15,431,661)	-	-	(82,583)	(310,478)	(9,472,681)	(6,061,859)

Adjustments to maintain reserves	(597)	(745)	(1)	(4)	(8)	15	(8)	(26)

Net equity transactions	(5,006,175)	5,666,547	1	(409)	(300,392)	1,108,440	(9,633,982)	(7,894,408)

Net change in contract owners’ equity	(3,311,951)	38,489,924	1,340	1,462	(119,523)	1,336,634	(7,215,951)	(3,716,265)

Contract owners’ equity at beginning of period	216,331,588	177,841,664	12,956	11,494	2,351,562	1,014,928	27,268,387	30,984,652

Contract owners’ equity at end of period	$213,019,637	216,331,588	14,296	12,956	2,232,039	2,351,562	20,052,436	27,268,387

CHANGE IN UNITS:

Beginning units	7,161,979	6,957,478	559	579	115,768	55,945	968,133	1,275,749

Units purchased	1,132,135	1,467,481	8	4	31	75,946	174	13,846

Units redeemed	(1,309,952)	(1,262,980)	(8)	(24)	(13,689)	(16,123)	(319,784)	(321,462)

Ending units	6,984,162	7,161,979	559	559	102,110	115,768	648,523	968,133

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	WRPMAV		WRPMCP		WRPMP		JABS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$23,909	199,335	51,036	167,695	182,464	819,957	492,237	452,206

Realized gain (loss) on investments	(90,146)	(464,070)	(69,051)	(106,837)	(1,128,168)	(654,795)	(162,207)	(1,103,294)

Change in unrealized gain (loss) on investments	286,533	52,232	337,569	(36,170)	2,236,544	(126,209)	13,316,702	11,032,036

Reinvested capital gains	-	692,440	-	445,883	-	2,143,124	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	220,296	479,937	319,554	470,571	1,290,840	2,182,077	13,646,732	10,380,948

Equity transactions:

Purchase payments received from contract owners (note 4)	203	-	41	8,363	90	20,085	21,399,683	13,332,962

Transfers between funds	20,624	(6,961)	72,858	168	(301,750)	105,194	(3,642,803)	10,119,439

Redemptions (notes 2, 3, and 4)	(506,657)	(1,877,813)	(344,528)	(272,035)	(4,371,283)	(2,280,308)	(7,025,334)	(5,392,302)

Adjustments to maintain reserves	(12)	2	(15)	(5)	(15)	(13)	(302)	(216)

Net equity transactions	(485,842)	(1,884,772)	(271,644)	(263,509)	(4,672,958)	(2,155,042)	10,731,244	18,059,883

Net change in contract owners’ equity	(265,546)	(1,404,835)	47,910	207,062	(3,382,118)	27,035	24,377,976	28,440,831

Contract owners’ equity at beginning of period	2,842,724	4,247,559	3,877,088	3,670,026	15,576,872	15,549,837	96,076,115	67,635,284

Contract owners’ equity at end of period	$2,577,178	2,842,724	3,924,998	3,877,088	12,194,754	15,576,872	120,454,091	96,076,115

CHANGE IN UNITS:

Beginning units	157,904	270,254	169,717	182,279	615,004	704,932	2,416,513	1,936,275

Units purchased	1,087	21	6,478	388	1,772	5,462	782,700	817,788

Units redeemed	(26,513)	(112,371)	(17,336)	(12,950)	(174,332)	(95,390)	(538,432)	(337,550)

Ending units	132,478	157,904	158,859	169,717	442,444	615,004	2,660,781	2,416,513

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JACAS		JAFBS		JAGSEI		JAGTS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,748,518)	(1,440,117)	3,761,329	2,601,561	(34,877)	(831)	(6,065,768)	(4,016,557)

Realized gain (loss) on investments	7,259,463	1,638,203	(1,310,814)	(1,104,795)	238,944	(6,886)	16,802,819	1,716,146

Change in unrealized gain (loss) on investments	15,023,417	34,464,360	(1,959,098)	2,741,566	(159,808)	47,610	92,810,331	111,616,066

Reinvested capital gains	7,734,616	-	-	-	16,966	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,268,978	34,662,446	491,417	4,238,332	61,225	39,893	103,547,382	109,315,655

Equity transactions:

Purchase payments received from contract owners (note 4)	2,091,367	624,872	19,781,339	12,676,584	497,659	377,999	68,027,200	25,150,695

Transfers between funds	(9,865,206)	(4,509,411)	4,799,646	6,481,892	1,940,111	207,166	(25,162,889)	24,802,665

Redemptions (notes 2, 3, and 4)	(19,109,843)	(11,733,068)	(13,817,113)	(8,629,413)	(175,064)	(4,276)	(39,071,994)	(24,976,777)

Adjustments to maintain reserves	(17,996)	35,738	(1,492)	725	(42)	(12)	65,536	(2,474)

Net equity transactions	(26,901,678)	(15,581,869)	10,762,380	10,529,788	2,262,664	580,877	3,857,853	24,974,109

Net change in contract owners’ equity	1,367,300	19,080,577	11,253,797	14,768,120	2,323,889	620,770	107,405,235	134,289,764

Contract owners’ equity at beginning of period	117,468,194	98,387,617	118,578,219	103,810,099	620,770	-	338,163,322	203,873,558

Contract owners’ equity at end of period	$118,835,494	117,468,194	129,832,016	118,578,219	2,944,659	620,770	445,568,557	338,163,322

CHANGE IN UNITS:

Beginning units	1,890,402	2,172,649	11,981,840	10,929,846	55,945	-	8,541,442	7,795,133

Units purchased	72,877	151,040	3,342,901	2,495,392	407,786	72,522	3,287,930	3,103,066

Units redeemed	(447,905)	(433,287)	(2,284,276)	(1,443,398)	(220,991)	(16,577)	(2,772,661)	(2,356,757)

Ending units	1,515,374	1,890,402	13,040,465	11,981,840	242,740	55,945	9,056,711	8,541,442

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	JAIGS		JAMGS		JAWGS		LZREMS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(46,292)	(11,828)	(10,435)	(10,136)	(7,272)	-	32,711	57,489

Realized gain (loss) on investments	1,466,756	1,370,994	6,786	(8,305)	11,624	-	33,097	(2,832)

Change in unrealized gain (loss) on investments	(279,491)	1,122,034	204,934	198,989	46,393	-	20,959	231,270

Reinvested capital gains	-	-	122,828	172,393	436	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,140,973	2,481,200	324,113	352,941	51,181	-	86,767	285,927

Equity transactions:

Purchase payments received from contract owners (note 4)	3,102,475	1,053,185	3,656,907	74,039	1,289,956	-	5,780	2,185

Transfers between funds	(246,934)	(1,299,304)	2,414,745	(42,685)	2,449,821	-	(284,855)	(135,520)

Redemptions (notes 2, 3, and 4)	(3,156,740)	(2,078,060)	(258,332)	(101,334)	(26,985)	-	(43,894)	(161,533)

Adjustments to maintain reserves	(512)	(424)	(49)	(53)	(20)	-	(36)	(39)

Net equity transactions	(301,711)	(2,324,603)	5,813,271	(70,033)	3,712,772	-	(323,005)	(294,907)

Net change in contract owners’ equity	839,262	156,597	6,137,384	282,908	3,763,953	-	(236,238)	(8,980)

Contract owners’ equity at beginning of period	28,708,375	28,551,778	2,343,961	2,061,053	-	-	1,451,783	1,460,763

Contract owners’ equity at end of period	$29,547,637	28,708,375	8,481,345	2,343,961	3,763,953	-	1,215,545	1,451,783

CHANGE IN UNITS:

Beginning units	1,102,561	1,175,748	66,587	68,443	-	-	129,132	157,856

Units purchased	172,279	96,417	178,432	3,994	362,681	-	5,854	1,222

Units redeemed	(159,752)	(169,604)	(19,777)	(5,850)	(25,399)	-	(33,431)	(29,946)

Ending units	1,115,088	1,102,561	225,242	66,587	337,282	-	101,555	129,132

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SBVSG2		LACB2		LACCA2		LACDV2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(4,992)	-	113,817	-	(103)	-	1,566	-

Realized gain (loss) on investments	2,641	-	149,131	-	22,656	-	(1,188,365)	-

Change in unrealized gain (loss) on investments	(33,560)	-	1,279,319	-	3,476	-	1,831,218	-

Reinvested capital gains	46,285	-	-	-	860	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,374	-	1,542,267	-	26,889	-	644,419	-

Equity transactions:

Purchase payments received from contract owners (note 4)	1,260,427	-	115,565	-	6,464	-	42,348	-

Transfers between funds	150,295	-	19,215,724	-	-	-	11,505,392	-

Redemptions (notes 2, 3, and 4)	(6,689)	-	(1,361,044)	-	(670)	-	(1,158,981)	-

Adjustments to maintain reserves	(7)	-	59,977	-	(21,083)	-	721	-

Net equity transactions	1,404,026	-	18,030,222	-	(15,289)	-	10,389,480	-

Net change in contract owners’ equity	1,414,400	-	19,572,489	-	11,600	-	11,033,899	-

Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$1,414,400	-	19,572,489	-	11,600	-	11,033,899	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	-	-

Units purchased	137,649	-	1,948,716	-	-	-	1,180,685	-

Units redeemed	(6,997)	-	(142,665)	-	-	-	(136,095)	-

Ending units	130,652	-	1,806,051	-	-	-	1,044,590	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACDVS		LACI2		LACIP2		LACIPS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(3,746)	-	16	-	73,350	-	4,388,152	-

Realized gain (loss) on investments	11,121	-	1,888	-	2,114,429	-	(30,115,142)	-

Change in unrealized gain (loss) on investments	127,830	-	(73)	-	(2,100,201)	-	30,762,971	-

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	135,205	-	1,831	-	87,578	-	5,035,981	-

Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	4,427	-	2,950	-	886,888	-

Transfers between funds	2,621,628	-	-	-	2,455,572	-	202,112,876	-

Redemptions (notes 2, 3, and 4)	(295,158)	-	(198)	-	(238,348)	-	(18,333,112)	-

Adjustments to maintain reserves	(200)	-	(3,639)	-	(10,219)	-	127,575	-

Net equity transactions	2,326,270	-	590	-	2,209,955	-	184,794,227	-

Net change in contract owners’ equity	2,461,475	-	2,421	-	2,297,533	-	189,830,208	-

Contract owners’ equity at beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity at end of period	$2,461,475	-	2,421	-	2,297,533	-	189,830,208	-

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	-	-

Units purchased	262,452	-	-	-	255,778	-	21,339,437	-

Units redeemed	(29,032)	-	-	-	(32,943)	-	(2,793,486)	-

Ending units	233,420	-	-	-	222,835	-	18,545,951	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LACMV2		LACMVS		LACVS		LDVS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$89,963	-	1,356,174	-	255,026	-	10,954	7,061

Realized gain (loss) on investments	118,821	-	(5,172,022)	-	128,762	-	(8,225)	(111,742)

Change in unrealized gain (loss) on investments	172,842	-	10,012,962	-	644,099	-	23,676	63,334

Reinvested capital gains	133,306	-	2,672,609	-	199,814	-	37,474	54,044

Net increase (decrease) in contract owners’ equity resulting from operations	514,932	-	8,869,723	-	1,227,701	-	63,879	12,697

Equity transactions:

Purchase payments received from contract owners (note 4)	40,617	-	975,350	-	30,463	-	145	27,609

Transfers between funds	7,326,439	-	147,414,124	-	21,720,586	-	(19,000)	(112,307)

Redemptions (notes 2, 3, and 4)	(672,138)	-	(11,800,214)	-	(1,221,123)	-	(62,856)	(556,284)

Adjustments to maintain reserves	(8,659)	-	93,499	-	(18,860)	-	(6)	2

Net equity transactions	6,686,259	-	136,682,759	-	20,511,066	-	(81,717)	(640,980)

Net change in contract owners’ equity	7,201,191	-	145,552,482	-	21,738,767	-	(17,838)	(628,283)

Contract owners’ equity at beginning of period	-	-	-	-	-	-	967,796	1,596,079

Contract owners’ equity at end of period	$7,201,191	-	145,552,482	-	21,738,767	-	949,958	967,796

CHANGE IN UNITS:

Beginning units	-	-	-	-	-	-	90,319	152,890

Units purchased	841,830	-	15,744,606	-	2,277,043	-	2,939	15,655

Units redeemed	(164,875)	-	(1,977,542)	-	(215,858)	-	(9,908)	(78,226)

Ending units	676,955	-	13,767,064	-	2,061,185	-	83,350	90,319

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	LJPCBS		LJPMVS		LOVSDC		LOVTRC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$2,440,436	552,069	(15,096)	83,491	60,896	89,593	5,306,737	3,643,708

Realized gain (loss) on investments	9,267	(88,005)	173,361	19,709	(62,439)	(22,933)	(795,677)	(577,099)

Change in unrealized gain (loss) on investments	(2,122,067)	344,371	(453,939)	752,944	78,090	13,324	(2,671,989)	2,209,627

Reinvested capital gains	-	-	1,372,732	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	327,636	808,435	1,077,058	856,144	76,547	79,984	1,839,071	5,276,236

Equity transactions:

Purchase payments received from contract owners (note 4)	188,652	2,446,672	55,141	37,630	87,037	356,775	29,193,273	18,574,252

Transfers between funds	1,338,014	76,058,544	(338,682)	8,800,207	(651,731)	558,145	15,162,916	9,141,159

Redemptions (notes 2, 3, and 4)	(4,805,977)	(1,882,343)	(1,162,586)	(663,385)	(126,611)	(58,885)	(13,127,289)	(7,187,712)

Adjustments to maintain reserves	(130)	(85)	(102)	(142)	(17)	(23)	(266)	(319)

Net equity transactions	(3,279,441)	76,622,788	(1,446,229)	8,174,310	(691,322)	856,012	31,228,634	20,527,380

Net change in contract owners’ equity	(2,951,805)	77,431,223	(369,171)	9,030,454	(614,775)	935,996	33,067,705	25,803,616

Contract owners’ equity at beginning of period	77,431,223	-	9,030,454	-	2,312,182	1,376,186	117,495,237	91,691,621

Contract owners’ equity at end of period	$74,479,418	77,431,223	8,661,283	9,030,454	1,697,407	2,312,182	150,562,942	117,495,237

CHANGE IN UNITS:

Beginning units	7,667,307	-	818,675	-	219,144	136,284	11,805,697	9,694,409

Units purchased	966,194	8,170,845	5,245	928,150	12,934	141,553	5,144,417	3,219,220

Units redeemed	(1,290,774)	(503,538)	(127,546)	(109,475)	(76,631)	(58,693)	(2,064,798)	(1,107,932)

Ending units	7,342,727	7,667,307	696,374	818,675	155,447	219,144	14,885,316	11,805,697

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	M2IGSS		M3GRES		MEGSS		MMCGSC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(83,948)	(81,635)	528	(1,726)	(100,965)	(13,101)	(69,142)	(41,309)

Realized gain (loss) on investments	2,239	(110,289)	(7,516)	(11,719)	130,243	676	34,511	(42,470)

Change in unrealized gain (loss) on investments	344,352	1,010,954	(3,912)	25,429	1,209,521	242,078	368,182	850,370

Reinvested capital gains	555,859	295,558	-	12,714	1,014,080	156,843	574,450	76,362

Net increase (decrease) in contract owners’ equity resulting from operations	818,502	1,114,588	(10,900)	24,698	2,252,879	386,496	908,001	842,953

Equity transactions:

Purchase payments received from contract owners (note 4)	159,812	25,900	15,359	30,110	14,149,079	4,085,756	2,402,511	2,922,293

Transfers between funds	(112,328)	(158,620)	(1,946)	8,440	(280,802)	(69,571)	(90,038)	(120,299)

Redemptions (notes 2, 3, and 4)	(747,630)	(481,147)	(966)	(1,954)	(212,401)	(14,772)	(291,027)	(117,191)

Adjustments to maintain reserves	(142)	(94)	(9)	(19)	(20)	(2)	(7)	(9)

Net equity transactions	(700,288)	(613,961)	12,438	36,577	13,655,856	4,001,411	2,021,439	2,684,794

Net change in contract owners’ equity	118,214	500,627	1,538	61,275	15,908,735	4,387,907	2,929,440	3,527,747

Contract owners’ equity at beginning of period	5,928,821	5,428,194	257,675	196,400	4,387,907	-	6,326,203	2,798,456

Contract owners’ equity at end of period	$6,047,035	5,928,821	259,213	257,675	20,296,642	4,387,907	9,255,643	6,326,203

CHANGE IN UNITS:

Beginning units	235,798	263,377	28,179	23,573	366,276	-	666,611	353,494

Units purchased	6,145	8,588	4,425	5,351	1,014,644	381,400	282,131	353,338

Units redeemed	(31,816)	(36,167)	(3,014)	(745)	(77,169)	(15,124)	(88,626)	(40,221)

Ending units	210,127	235,798	29,590	28,179	1,303,751	366,276	860,116	666,611

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MNDSC		MV2RIS		MV3LMS		MV3MVS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,351,524)	(1,196,214)	62,950	(99,167)	130,423	5,139	(131,320)	90,727

Realized gain (loss) on investments	(3,013,140)	(4,349,304)	133,367	(56,601)	37,299	(261)	166,271	(611,259)

Change in unrealized gain (loss) on investments	8,851,731	15,793,082	11,045	2,521,541	9,525	57,733	3,513,154	3,776,595

Reinvested capital gains	-	-	-	-	-	-	2,413,622	1,445,309

Net increase (decrease) in contract owners’ equity resulting from operations	4,487,067	10,247,564	207,362	2,365,773	177,247	62,611	5,961,727	4,701,372

Equity transactions:

Purchase payments received from contract owners (note 4)	13,945,021	6,309,613	6,979,079	5,578,087	3,494,923	1,993,670	12,334,490	9,072,894

Transfers between funds	466,377	(899,206)	59,197	(668,301)	999,911	571,580	188,251	(1,858,743)

Redemptions (notes 2, 3, and 4)	(7,156,151)	(5,332,428)	(1,291,950)	(1,053,677)	(249,659)	(10,113)	(2,662,569)	(2,831,003)

Adjustments to maintain reserves	2,275	3,093	(143)	(159)	(40)	(11)	(270)	(205)

Net equity transactions	7,257,522	81,072	5,746,183	3,855,950	4,245,135	2,555,126	9,859,902	4,382,943

Net change in contract owners’ equity	11,744,589	10,328,636	5,953,545	6,221,723	4,422,382	2,617,737	15,821,629	9,084,315

Contract owners’ equity at beginning of period	90,025,612	79,696,976	25,985,101	19,763,378	2,617,737	-	48,378,083	39,293,768

Contract owners’ equity at end of period	$101,770,201	90,025,612	31,938,646	25,985,101	7,040,119	2,617,737	64,199,712	48,378,083

CHANGE IN UNITS:

Beginning units	3,564,549	3,563,304	1,962,198	1,665,028	254,512	-	2,768,212	2,497,335

Units purchased	811,596	546,802	613,000	599,563	494,439	271,080	1,072,082	842,026

Units redeemed	(547,690)	(545,557)	(204,969)	(302,393)	(89,942)	(16,568)	(562,413)	(571,149)

Ending units	3,828,455	3,564,549	2,370,229	1,962,198	659,009	254,512	3,277,881	2,768,212

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MVBDS		MVBRES		MVFSC		MVIGSC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$275,943	58,229	(1,707)	774	(128,700)	(236,766)	(316,995)	(196,245)

Realized gain (loss) on investments	6,709	(103)	1,232	(17,954)	(1,273,896)	(3,855,866)	611,269	(215,134)

Change in unrealized gain (loss) on investments	(151,274)	145,092	118,712	136,106	7,964,115	(229,624)	3,567,529	4,347,232

Reinvested capital gains	-	-	55,189	57,075	27,735,945	24,926,555	196,430	1,517,741

Net increase (decrease) in contract owners’ equity resulting from operations	131,378	203,218	173,426	176,001	34,297,464	20,604,299	4,058,233	5,453,594

Equity transactions:

Purchase payments received from contract owners (note 4)	8,533,264	3,652,230	72	-	14,199,504	13,291,640	9,863,931	8,430,341

Transfers between funds	535,231	80,519	(54,944)	(47,958)	(14,959,875)	(10,647,547)	(2,976,245)	2,131,108

Redemptions (notes 2, 3, and 4)	(195,173)	(13,994)	(52,349)	(51,624)	(46,716,233)	(33,490,127)	(4,085,485)	(2,006,293)

Adjustments to maintain reserves	(6)	(5)	(11)	(21)	8,127	19,810	(211)	(247)

Net equity transactions	8,873,316	3,718,750	(107,232)	(99,603)	(47,468,477)	(30,826,224)	2,801,990	8,554,909

Net change in contract owners’ equity	9,004,694	3,921,968	66,194	76,398	(13,171,013)	(10,221,925)	6,860,223	14,008,503

Contract owners’ equity at beginning of period	3,921,968	-	774,490	698,092	360,101,407	370,323,332	54,634,284	40,625,781

Contract owners’ equity at end of period	$12,926,662	3,921,968	840,684	774,490	346,930,394	360,101,407	61,494,507	54,634,284

CHANGE IN UNITS:

Beginning units	375,726	-	47,376	54,208	7,847,974	8,463,255	4,351,008	3,650,745

Units purchased	869,188	383,354	674	236	575,608	771,736	989,444	1,286,871

Units redeemed	(27,932)	(7,628)	(6,547)	(7,068)	(1,464,270)	(1,387,017)	(777,376)	(586,608)

Ending units	1,216,982	375,726	41,503	47,376	6,959,312	7,847,974	4,563,076	4,351,008

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MVIPSC		MVIVSC		MVRBSS		MVUSC

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$147,192	28,714	(952,880)	(2,718,499)	56,265	38,017	2,597	9,538

Realized gain (loss) on investments	6,457	(5,985)	903,227	(2,237,448)	(31,204)	(23,402)	(22,652)	(18,800)

Change in unrealized gain (loss) on investments	(74,599)	78,511	3,243,474	24,178,972	(21,200)	90,244	37,919	(20,034)

Reinvested capital gains	-	-	11,921,833	20,073,420	-	-	4,788	18,920

Net increase (decrease) in contract owners’ equity resulting from operations	79,050	101,240	15,115,654	39,296,445	3,861	104,859	22,652	(10,376)

Equity transactions:

Purchase payments received from contract owners (note 4)	4,604,948	2,038,459	6,766,559	9,842,323	434,079	551,599	-	-

Transfers between funds	(62,645)	50,576	(10,516,943)	(16,795,292)	165,589	77,783	(63,075)	(63,016)

Redemptions (notes 2, 3, and 4)	(65,302)	(4,137)	(33,249,418)	(26,073,549)	(409,207)	(265,818)	(112,494)	(8,000)

Adjustments to maintain reserves	(3)	(4)	29,490	18,568	(23)	(27)	(10)	(6)

Net equity transactions	4,476,998	2,084,894	(36,970,312)	(33,007,950)	190,438	363,537	(175,579)	(71,022)

Net change in contract owners’ equity	4,556,048	2,186,134	(21,854,658)	6,288,495	194,299	468,396	(152,927)	(81,398)

Contract owners’ equity at beginning of period	2,186,134	-	273,111,214	266,822,719	2,057,851	1,589,455	262,738	344,136

Contract owners’ equity at end of period	$6,742,182	2,186,134	251,256,556	273,111,214	2,252,150	2,057,851	109,811	262,738

CHANGE IN UNITS:

Beginning units	211,256	-	11,127,592	12,581,737	222,543	182,295	14,579	18,459

Units purchased	474,626	211,807	575,417	1,112,178	101,690	106,339	256	1,445

Units redeemed	(46,840)	(551)	(1,996,328)	(2,566,323)	(83,523)	(66,091)	(9,352)	(5,325)

Ending units	639,042	211,256	9,706,681	11,127,592	240,710	222,543	5,483	14,579

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	MGRFV		MSEM		MSEMB		MSVEG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$-	(142)	60,013	49,965	31,540	32,638	(649,178)	(498,251)

Realized gain (loss) on investments	-	853	(36,085)	(54,928)	(16,561)	(73,612)	7,647,395	1,790,462

Change in unrealized gain (loss) on investments	-	34	39,174	70,546	18,511	77,145	11,905,466	11,833,315

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	745	63,102	65,583	33,490	36,171	18,903,683	13,125,526

Equity transactions:

Purchase payments received from contract owners (note 4)	1	-	7	-	-	-	9,246,423	5,066,641

Transfers between funds	-	(39,829)	(5,746)	(35,257)	(15,955)	(8,754)	(10,474,492)	6,192,875

Redemptions (notes 2, 3, and 4)	-	(5,070)	(58,370)	(45,839)	(12,390)	(119,767)	(3,028,985)	(2,647,692)

Adjustments to maintain reserves	(1)	(2)	(54)	2	(42)	(41)	(358)	(229)

Net equity transactions	-	(44,901)	(64,163)	(81,094)	(28,387)	(128,562)	(4,257,412)	8,611,595

Net change in contract owners’ equity	-	(44,156)	(1,061)	(15,511)	5,103	(92,391)	14,646,271	21,737,121

Contract owners’ equity at beginning of period	-	44,156	679,199	694,710	344,240	436,631	42,523,148	20,786,027

Contract owners’ equity at end of period	$-	-	678,138	679,199	349,343	344,240	57,169,419	42,523,148

CHANGE IN UNITS:

Beginning units	-	3,571	24,613	27,753	20,333	32,877	7,588,185	5,422,532

Units purchased	-	-	-	-	301	375	3,522,371	9,505,161

Units redeemed	-	(3,571)	(2,222)	(3,140)	(1,301)	(12,919)	(4,024,919)	(7,339,508)

Ending units	-	-	22,391	24,613	19,333	20,333	7,085,637	7,588,185

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	DTRTFB		EIF		EIF2		GBF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,203,363	534,157	55,962	66,069	560,749	1,174,803	2,148,878	1,473,618

Realized gain (loss) on investments	(922,096)	(715,448)	155,351	86,749	1,306,539	4,133,847	(3,350,679)	(3,793,107)

Change in unrealized gain (loss) on investments	(1,760,937)	1,218,712	70,616	(6,757)	15,029,912	1,875,405	677,395	6,047,208

Reinvested capital gains	-	-	188,063	391,633	18,092,249	34,848,364	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	520,330	1,037,421	469,992	537,694	34,989,449	42,032,419	(524,406)	3,727,719

Equity transactions:

Purchase payments received from contract owners (note 4)	7,843,582	5,298,560	21,330	4,594	27,782,823	26,416,548	2,121,838	773,820

Transfers between funds	6,533,223	1,804,485	(439,432)	(496,754)	(20,948,882)	(18,148,495)	4,362,369	4,358,601

Redemptions (notes 2, 3, and 4)	(2,079,956)	(1,252,403)	(581,550)	(233,451)	(41,710,909)	(30,412,702)	(16,449,804)	(15,024,632)

Adjustments to maintain reserves	(182)	(188)	(15)	-	20,635	23,887	10,209	44,708

Net equity transactions	12,296,667	5,850,454	(999,667)	(725,611)	(34,856,333)	(22,120,762)	(9,955,388)	(9,847,503)

Net change in contract owners’ equity	12,816,997	6,887,875	(529,675)	(187,917)	133,116	19,911,657	(10,479,794)	(6,119,784)

Contract owners’ equity at beginning of period	28,438,744	21,550,869	4,991,847	5,179,764	442,660,739	422,749,082	123,237,662	129,357,446

Contract owners’ equity at end of period	$41,255,741	28,438,744	4,462,172	4,991,847	442,793,855	442,660,739	112,757,868	123,237,662

CHANGE IN UNITS:

Beginning units	2,991,010	2,363,053	194,151	224,661	10,012,363	10,501,212	7,696,018	8,343,542

Units purchased	1,991,102	1,101,764	1,594	3,398	810,899	1,066,325	865,768	921,328

Units redeemed	(724,328)	(473,807)	(36,910)	(33,908)	(1,537,890)	(1,555,174)	(1,552,984)	(1,568,852)

Ending units	4,257,784	2,991,010	158,835	194,151	9,285,372	10,012,363	7,008,802	7,696,018

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GBF2		GEM		GEM2		GIG

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$5,443	3,350	2,792	20,989	(159,415)	(44,571)	144,129	161,822

Realized gain (loss) on investments	(2,108)	(4,865)	(226,099)	(61,863)	(2,400,055)	(487,687)	115,981	(143,887)

Change in unrealized gain (loss) on investments	(3,483)	12,197	452,401	186,551	5,715,166	2,019,728	868,194	2,082,614

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(148)	10,682	229,094	145,677	3,155,696	1,487,470	1,128,304	2,100,549

Equity transactions:

Purchase payments received from contract owners (note 4)	7	-	41,659	139,669	813,026	2,184,936	592	40,884

Transfers between funds	31,534	26,309	(184,760)	(159,538)	(442,028)	820,364	(274,733)	(254,985)

Redemptions (notes 2, 3, and 4)	(10,544)	(121,076)	(660,244)	(648,628)	(6,788,553)	(5,205,782)	(981,640)	(1,396,596)

Adjustments to maintain reserves	(7)	(10)	(238)	2,388	(5,120)	35,196	(1,924)	(2,747)

Net equity transactions	20,990	(94,777)	(803,583)	(666,109)	(6,422,675)	(2,165,286)	(1,257,705)	(1,613,444)

Net change in contract owners’ equity	20,842	(84,095)	(574,489)	(520,432)	(3,266,979)	(677,816)	(129,401)	487,105

Contract owners’ equity at beginning of period	244,754	328,849	4,747,330	5,267,762	68,617,871	69,295,687	11,533,890	11,046,785

Contract owners’ equity at end of period	$265,596	244,754	4,172,841	4,747,330	65,350,892	68,617,871	11,404,489	11,533,890

CHANGE IN UNITS:

Beginning units	28,417	39,461	261,296	299,473	2,558,465	2,644,559	594,579	684,016

Units purchased	7,188	3,121	12,994	24,449	256,975	266,627	22	26,236

Units redeemed	(4,593)	(14,165)	(55,045)	(62,626)	(487,706)	(352,721)	(59,220)	(115,673)

Ending units	31,012	28,417	219,245	261,296	2,327,734	2,558,465	535,381	594,579

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVAAA2		GVABD2		GVAGG2		GVAGI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(88,634,205)	(85,183,407)	(47,054,821)	(45,200,096)	(6,914,562)	(5,969,979)	(55,502,623)	(51,287,147)

Realized gain (loss) on investments	338,396,580	208,365,647	(27,147,675)	(27,444,861)	9,701,660	3,517,952	195,350,758	47,550,971

Change in unrealized gain (loss) on investments	352,053,479	(53,032,439)	62,448,628	171,874,083	21,006,658	38,099,462	444,087,022	465,344,542

Reinvested capital gains	217,516,516	609,421,905	-	-	27,655,144	41,488,331	200,545,428	329,461,438

Net increase (decrease) in contract owners’ equity resulting from operations	819,332,370	679,571,706	(11,753,868)	99,229,126	51,448,900	77,135,766	784,480,585	791,069,804

Equity transactions:

Purchase payments received from contract owners (note 4)	198,822,053	150,707,363	143,237,885	101,452,283	64,465,549	30,734,821	250,809,366	161,642,037

Transfers between funds	(127,134,752)	(106,097,760)	339,823,327	318,042,063	(14,533,618)	(17,008,037)	(323,224,022)	(311,512,148)

Redemptions (notes 2, 3, and 4)	(908,513,089)	(646,745,792)	(525,922,375)	(339,410,172)	(48,945,958)	(34,339,104)	(562,021,344)	(369,951,761)

Adjustments to maintain reserves	23,391	57,418	38,775	112,837	1,404	3,317	(50,513)	(34,702)

Net equity transactions	(836,802,397)	(602,078,771)	(42,822,388)	80,197,011	987,377	(20,609,003)	(634,486,513)	(519,856,574)

Net change in contract owners’ equity	(17,470,027)	77,492,935	(54,576,256)	179,426,137	52,436,277	56,526,763	149,994,072	271,213,230

Contract owners’ equity at beginning of period	6,033,274,250	5,955,781,315	3,343,788,153	3,164,362,016	449,784,601	393,257,838	3,852,349,936	3,581,136,706

Contract owners’ equity at end of period	$6,015,804,223	6,033,274,250	3,289,211,897	3,343,788,153	502,220,878	449,784,601	4,002,344,008	3,852,349,936

CHANGE IN UNITS:

Beginning units	256,877,970	284,753,145	287,808,259	281,102,346	14,312,262	15,032,568	132,736,905	153,188,097

Units purchased	11,351,530	11,098,086	49,292,507	43,717,545	2,547,209	1,598,498	9,439,651	8,366,320

Units redeemed	(44,353,440)	(38,973,261)	(52,701,213)	(37,011,632)	(2,494,402)	(2,318,804)	(29,410,944)	(28,817,512)

Ending units	223,876,060	256,877,970	284,399,553	287,808,259	14,365,069	14,312,262	112,765,612	132,736,905

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVAGR2		GVDMA		GVDMC		GVEX1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(22,852,954)	(17,488,349)	(8,172,004)	(7,911,364)	(6,614,256)	(6,976,059)	3,978	7,144

Realized gain (loss) on investments	37,829,910	29,097,595	(28,650,530)	(20,201,096)	(17,885,558)	(21,010,443)	(348,714)	(220,260)

Change in unrealized gain (loss) on investments	339,280,819	224,330,340	88,510,124	103,976,835	45,114,052	71,922,333	695,450	478,355

Reinvested capital gains	60,894,532	142,410,563	-	5,786,699	-	-	1,261	1,509

Net increase (decrease) in contract owners’ equity resulting from operations	415,152,307	378,350,149	51,687,590	81,651,074	20,614,238	43,935,831	351,975	266,748

Equity transactions:

Purchase payments received from contract owners (note 4)	289,750,620	142,648,725	27,707,954	13,236,724	6,473,193	6,329,918	43,010	20,765

Transfers between funds	(90,942,022)	(36,050,182)	(13,975,338)	(13,302,648)	(6,511,300)	(7,653,698)	185,310	88,909

Redemptions (notes 2, 3, and 4)	(150,958,964)	(94,282,030)	(79,512,412)	(58,169,032)	(64,880,610)	(64,008,284)	(34,806)	(6,709)

Adjustments to maintain reserves	22,633	17,988	(3,952)	1,955	8,458	67,833	(7)	(4)

Net equity transactions	47,872,267	12,334,501	(65,783,748)	(58,233,001)	(64,910,259)	(65,264,231)	193,507	102,961

Net change in contract owners’ equity	463,024,574	390,684,650	(14,096,158)	23,418,073	(44,296,021)	(21,328,400)	545,482	369,709

Contract owners’ equity at beginning of period	1,427,139,889	1,036,455,239	555,629,198	532,211,125	470,034,469	491,362,869	1,379,103	1,009,394

Contract owners’ equity at end of period	$1,890,164,463	1,427,139,889	541,533,040	555,629,198	425,738,448	470,034,469	1,924,585	1,379,103

CHANGE IN UNITS:

Beginning units	32,547,947	32,188,415	17,019,742	18,917,182	23,577,407	27,042,809	80,181	73,330

Units purchased	6,820,065	6,147,381	972,715	717,152	749,322	743,371	24,773	14,409

Units redeemed	(6,139,776)	(5,787,849)	(2,779,190)	(2,614,592)	(3,904,814)	(4,208,773)	(14,541)	(7,558)

Ending units	33,228,236	32,547,947	15,213,267	17,019,742	20,421,915	23,577,407	90,413	80,181

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVEX2		GVIDA		GVIDC		GVIDM

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(15,298,793)	(5,981,956)	(3,125,799)	(2,885,695)	(5,592,594)	(6,240,356)	(21,789,777)	(21,930,906)

Realized gain (loss) on investments	(110,303,107)	(98,825,123)	(6,023,566)	(6,588,709)	(2,080,338)	(11,305,909)	(89,278,358)	(70,579,105)

Change in unrealized gain (loss) on investments	585,318,527	498,141,596	31,266,352	38,470,996	16,653,538	44,019,277	217,582,764	274,558,259

Reinvested capital gains	1,698,528	2,371,855	-	2,187,841	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	461,415,155	395,706,372	22,116,987	31,184,433	8,980,606	26,473,012	106,514,629	182,048,248

Equity transactions:

Purchase payments received from contract owners (note 4)	340,488,098	193,513,398	19,307,561	9,484,235	5,730,485	7,152,852	22,976,536	25,401,392

Transfers between funds	(55,490,080)	(3,012,138)	(9,795,509)	(5,644,921)	48,304,559	25,860,897	(25,602,524)	(35,011,582)

Redemptions (notes 2, 3, and 4)	(217,725,702)	(180,219,090)	(28,243,935)	(14,021,238)	(120,096,412)	(97,960,489)	(203,738,735)	(167,484,257)

Adjustments to maintain reserves	(59,363)	418	3,950.00	4,474.00	5,695	39,176	9,930	70,709

Net equity transactions	67,212,953	10,282,588	(18,727,933)	(10,177,450)	(66,055,673)	(64,907,564)	(206,354,793)	(177,023,738)

Net change in contract owners’ equity	528,628,108	405,988,960	3,389,054	21,006,983	(57,075,067)	(38,434,552)	(99,840,164)	5,024,510

Contract owners’ equity at beginning of period	2,057,497,500	1,651,508,540	202,672,087	181,665,104	408,749,439	447,183,991	1,495,126,794	1,490,102,284

Contract owners’ equity at end of period	$2,586,125,608	2,057,497,500	206,061,141	202,672,087	351,674,372	408,749,439	1,395,286,630	1,495,126,794

CHANGE IN UNITS:

Beginning units	68,796,378	68,530,657	5,818,520	6,136,684	26,886,353	31,309,029	59,172,127	66,635,680

Units purchased	14,534,053	11,804,448	676,777	407,175	4,836,250	4,095,495	1,221,731	1,496,808

Units redeemed	(12,947,389)	(11,538,727)	(1,115,771)	(725,339)	(9,109,900)	(8,518,171)	(8,976,416)	(8,960,361)

Ending units	70,383,042	68,796,378	5,379,526	5,818,520	22,612,703	26,886,353	51,417,442	59,172,127

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	GVIX2		GVIX8		HIBF		IDPG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$167,216	109,723	2,848,910	1,137,610	1,595,265	1,756,780	(13,519,420)	(13,343,844)

Realized gain (loss) on investments	297,385	130,755	2,544,234	1,362,954	(769,443)	(1,131,546)	1,955,731	(14,549,416)

Change in unrealized gain (loss) on investments	(315,329)	775,275	(3,610,715)	17,883,857	1,008,491	3,759,385	83,198,643	130,422,239

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	149,272	1,015,753	1,782,429	20,384,421	1,834,313	4,384,619	71,634,954	102,528,979

Equity transactions:

Purchase payments received from contract owners (note 4)	663,052	502,054	18,565,859	13,415,738	2,128,047	1,430,128	27,558,450	18,507,418

Transfers between funds	(826,640)	(74,503)	(3,720,172)	(7,178,600)	109,306	(693,691)	(12,338,214)	(7,736,746)

Redemptions (notes 2, 3, and 4)	(827,917)	(154,104)	(14,962,643)	(11,960,688)	(5,414,101)	(3,910,763)	(149,406,088)	(96,276,538)

Adjustments to maintain reserves	(31)	(35)	27,365	(414)	3,355	4,098	(566)	(379)

Net equity transactions	(991,536)	273,412	(89,591)	(5,723,964)	(3,173,393)	(3,170,228)	(134,186,418)	(85,506,245)

Net change in contract owners’ equity	(842,264)	1,289,165	1,692,838	14,660,457	(1,339,080)	1,214,391	(62,551,464)	17,022,734

Contract owners’ equity at beginning of period	7,417,789	6,128,624	150,752,935	136,092,478	40,914,801	39,700,410	968,262,105	951,239,371

Contract owners’ equity at end of period	$6,575,525	7,417,789	152,445,773	150,752,935	39,575,721	40,914,801	905,710,641	968,262,105

CHANGE IN UNITS:

Beginning units	498,879	479,816	11,634,971	12,157,625	1,599,047	1,726,000	68,682,431	75,192,744

Units purchased	57,680	79,631	1,781,689	1,720,049	199,065	321,564	2,464,370	2,726,024

Units redeemed	(122,054)	(60,568)	(1,827,827)	(2,242,703)	(316,154)	(448,517)	(11,449,699)	(9,236,337)

Ending units	434,505	498,879	11,588,833	11,634,971	1,481,958	1,599,047	59,697,102	68,682,431

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	IDPGI2		MCIF		MCIF2		MSBF

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(5,659,150)	(5,528,406)	(1,533,423)	(659,947)	(12,401)	(2,083)	10,153,823	7,650,299

Realized gain (loss) on investments	766,081	(4,908,988)	(12,485,987)	(12,335,920)	(72,469)	(28,000)	(539,418)	(2,988,554)

Change in unrealized gain (loss) on investments	28,872,296	49,938,961	41,102,393	44,258,387	345,600	336,937	7,547,608	(2,024,079)

Reinvested capital gains	-	-	20,523,066	19,671,977	213,631	184,563	-	9,867,656

Net increase (decrease) in contract owners’ equity resulting from operations	23,979,227	39,501,567	47,606,049	50,934,497	474,361	491,417	17,162,013	12,505,322

Equity transactions:

Purchase payments received from contract owners (note 4)	15,574,685	13,187,797	55,894,742	30,859,210	366,324	331,020	22,595,637	5,672,099

Transfers between funds	(2,711,292)	(2,533,721)	(10,916,142)	(10,384,145)	(171,471)	(37,357)	21,384,109	10,667,063

Redemptions (notes 2, 3, and 4)	(51,358,381)	(39,787,822)	(42,965,795)	(31,694,538)	(62,816)	(21,383)	(31,367,703)	(21,506,861)

Adjustments to maintain reserves	(213)	(99)	(13,151)	12,956	(1,705)	2,341	(4,318)	1,098

Net equity transactions	(38,495,201)	(29,133,845)	1,999,654	(11,206,517)	130,332	274,621	12,607,725	(5,166,601)

Net change in contract owners’ equity	(14,515,974)	10,367,722	49,605,703	39,727,980	604,693	766,038	29,769,738	7,338,721

Contract owners’ equity at beginning of period	401,834,962	391,467,240	403,317,123	363,589,143	3,957,985	3,191,947	181,241,768	173,903,047

Contract owners’ equity at end of period	$387,318,988	401,834,962	452,922,826	403,317,123	4,562,678	3,957,985	211,011,506	181,241,768

CHANGE IN UNITS:

Beginning units	31,479,251	33,935,314	7,244,018	7,397,637	253,020	233,358	9,270,471	9,566,554

Units purchased	1,584,652	1,825,697	1,522,555	1,147,916	50,445	42,633	4,137,811	2,042,473

Units redeemed	(4,479,947)	(4,281,760)	(1,425,760)	(1,301,535)	(42,586)	(22,971)	(3,667,556)	(2,338,556)

Ending units	28,583,956	31,479,251	7,340,813	7,244,018	260,879	253,020	9,740,726	9,270,471

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NAMAA2		NAMGI2		NCPG2		NCPGI2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(35,364,741)	(33,285,345)	(9,971,723)	(8,887,822)	(16,250,525)	(15,730,090)	(6,960,974)	(6,806,156)

Realized gain (loss) on investments	27,999,964	(19,955,905)	39,728,354	21,200,603	27,930,470	3,376,280	9,234,120	(217,016)

Change in unrealized gain (loss) on investments	355,919,815	207,997,587	71,853,732	79,119,210	92,941,113	108,427,209	32,227,633	56,771,502

Reinvested capital gains	-	197,806,916	32,122,743	46,769,497	-	18,645,012	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	348,555,038	352,563,253	133,733,106	138,201,488	104,621,058	114,718,411	34,500,779	49,748,330

Equity transactions:

Purchase payments received from contract owners (note 4)	111,547,752	76,195,934	48,363,113	33,756,076	33,377,817	28,631,562	15,189,925	14,267,532

Transfers between funds	(17,316,684)	(20,742,744)	(74,441,519)	(31,553,696)	(14,725,824)	(7,098,413)	(4,621,695)	(5,419,840)

Redemptions (notes 2, 3, and 4)	(398,115,330)	(273,960,796)	(93,631,931)	(52,664,155)	(167,348,547)	(105,204,882)	(67,962,993)	(47,481,287)

Adjustments to maintain reserves	(838)	(776)	470	958	(1,912)	(3,350)	(158)	442

Net equity transactions	(303,885,100)	(218,508,382)	(119,709,867)	(50,460,817)	(148,698,466)	(83,675,083)	(57,394,921)	(38,633,153)

Net change in contract owners’ equity	44,669,938	134,054,871	14,023,239	87,740,671	(44,077,408)	31,043,328	(22,894,142)	11,115,177

Contract owners’ equity at beginning of period	2,514,903,588	2,380,848,717	727,972,881	640,232,210	1,141,869,421	1,110,826,093	490,248,110	479,132,933

Contract owners’ equity at end of period	$2,559,573,526	2,514,903,588	741,996,120	727,972,881	1,097,792,013	1,141,869,421	467,353,968	490,248,110

CHANGE IN UNITS:

Beginning units	167,111,325	183,113,418	36,896,475	39,789,707	78,892,080	85,114,271	37,114,545	40,264,988

Units purchased	10,103,153	9,285,574	2,655,962	2,983,412	2,791,031	3,481,316	1,549,429	1,762,406

Units redeemed	(28,843,702)	(25,287,667)	(8,171,353)	(5,876,644)	(12,428,135)	(9,703,507)	(5,679,004)	(4,912,849)

Ending units	148,370,776	167,111,325	31,381,084	36,896,475	69,254,976	78,892,080	32,984,970	37,114,545

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NJNDE2		NVAMV1		NVAMV2		NVAMVX

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,152,694)	(378,265)	121,757	127,067	524	18,951	30,272	29,534

Realized gain (loss) on investments	4,936,961	1,148,142	721,902	378,704	2,690,809	1,404,435	135,118	355,737

Change in unrealized gain (loss) on investments	12,912,470	14,361,354	1,101,625	(1,401)	1,037,637	(676,532)	163,910	(352,684)

Reinvested capital gains	-	-	2,272,600	1,774,658	4,503,621	3,621,521	394,939	292,116

Net increase (decrease) in contract owners’ equity resulting from operations	16,696,737	15,131,231	4,217,884	2,279,028	8,232,591	4,368,375	724,239	324,703

Equity transactions:

Purchase payments received from contract owners (note 4)	27,414,081	15,384,700	12,984	2	377	38,856	106,293	116,127

Transfers between funds	(8,018,731)	(1,615,713)	(807,851)	(210,127)	(2,959,311)	(1,730,773)	(134,241)	(418,601)

Redemptions (notes 2, 3, and 4)	(4,997,077)	(3,369,443)	(3,516,305)	(2,902,556)	(7,422,539)	(7,072,668)	(368,201)	(532,985)

Adjustments to maintain reserves	(191)	(175)	84	4,734	19,149	21,594	(86)	(85)

Net equity transactions	14,398,082	10,399,369	(4,311,088)	(3,107,947)	(10,362,324)	(8,742,991)	(396,235)	(835,544)

Net change in contract owners’ equity	31,094,819	25,530,600	(93,204)	(828,919)	(2,129,733)	(4,374,616)	328,004	(510,841)

Contract owners’ equity at beginning of period	80,231,027	54,700,427	32,266,962	33,095,881	64,299,227	68,673,843	5,270,361	5,781,202

Contract owners’ equity at end of period	$111,325,846	80,231,027	32,173,758	32,266,962	62,169,494	64,299,227	5,598,365	5,270,361

CHANGE IN UNITS:

Beginning units	4,675,000	3,989,542	753,307	829,955	1,579,386	1,805,313	319,542	376,450

Units purchased	2,268,893	1,334,323	-	-	18,445	18,455	16,394	55,664

Units redeemed	(1,629,517)	(648,865)	(93,247)	(76,648)	(252,885)	(244,382)	(38,086)	(112,572)

Ending units	5,314,376	4,675,000	660,060	753,307	1,344,946	1,579,386	297,850	319,542

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVAMVZ		NVBX		NVCBD1		NVCBD2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$167,079	93,579	21,107	18,881	50,738	46,967	1,355,652	1,314,350

Realized gain (loss) on investments	9,651,916	9,361,439	(1,128)	(227)	(74,529)	(186,738)	(2,358,387)	(2,508,895)

Change in unrealized gain (loss) on investments	(797,591)	(7,684,535)	(15,262)	19,163	27,459	245,248	763,372	4,404,432

Reinvested capital gains	11,118,878	9,244,470	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,140,282	11,014,953	4,717	37,817	3,668	105,477	(239,363)	3,209,887

Equity transactions:

Purchase payments received from contract owners (note 4)	4,451,084	5,036,421	-	-	9,868	7,319	633,186	2,653,835

Transfers between funds	(11,142,876)	(17,553,737)	36,502	58,489	220,803	(52,472)	3,767,780	3,114,623

Redemptions (notes 2, 3, and 4)	(19,668,518)	(17,392,345)	(15,847)	-	(270,549)	(329,200)	(11,504,619)	(9,174,948)

Adjustments to maintain reserves	(506)	(863)	(7)	(12)	(41)	(40)	32,471	44,524

Net equity transactions	(26,360,816)	(29,910,524)	20,648	58,477	(39,919)	(374,393)	(7,071,182)	(3,361,966)

Net change in contract owners’ equity	(6,220,534)	(18,895,571)	25,365	96,294	(36,251)	(268,916)	(7,310,545)	(152,079)

Contract owners’ equity at beginning of period	157,316,925	176,212,496	858,555	762,261	2,613,758	2,882,674	96,360,055	96,512,134

Contract owners’ equity at end of period	$151,096,391	157,316,925	883,920	858,555	2,577,507	2,613,758	89,049,510	96,360,055

CHANGE IN UNITS:

Beginning units	9,661,150	11,610,728	83,276	77,370	208,394	238,604	8,139,232	8,451,486

Units purchased	638,159	1,120,259	3,494	5,906	21,008	29,000	686,050	1,129,464

Units redeemed	(2,125,639)	(3,069,837)	(1,564)	-	(23,787)	(59,210)	(1,286,114)	(1,441,718)

Ending units	8,173,670	9,661,150	85,206	83,276	205,615	208,394	7,539,168	8,139,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCCA2		NVCCN2		NVCMA2		NVCMC2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(27,902,619)	(27,263,060)	(6,861,336)	(7,393,731)	(4,907,272)	(4,474,441)	(7,119,860)	(7,433,568)

Realized gain (loss) on investments	(9,402,068)	(13,123,292)	7,555,814	(1,538,140)	6,076,005	(4,989,910)	(2,260,751)	(5,096,912)

Change in unrealized gain (loss) on investments	213,779,094	156,828,450	16,587,618	34,409,819	30,410,964	35,111,102	38,678,825	36,290,633

Reinvested capital gains	17,287,869	133,907,987	-	10,291,081	5,406,408	19,054,395	607,056	25,161,210

Net increase (decrease) in contract owners’ equity resulting from operations	193,762,276	250,350,085	17,282,096	35,769,029	36,986,105	44,701,146	29,905,270	48,921,363

Equity transactions:

Purchase payments received from contract owners (note 4)	13,346,896	11,044,971	10,114,952	9,692,681	18,243,553	12,701,996	5,099,908	5,356,472

Transfers between funds	(13,431,390)	(12,440,993)	40,517,236	7,681,260	(1,074,020)	(2,668,196)	(4,978,203)	(12,501,613)

Redemptions (notes 2, 3, and 4)	(277,816,814)	(209,582,707)	(125,058,659)	(92,500,644)	(38,550,821)	(31,000,952)	(71,575,817)	(67,189,962)

Adjustments to maintain reserves	12,081	22,891	7,453	4,633	(672)	(666)	(31,419)	13,513

Net equity transactions	(277,889,227)	(210,955,838)	(74,419,018)	(75,122,070)	(21,381,960)	(20,967,818)	(71,485,531)	(74,321,590)

Net change in contract owners’ equity	(84,126,951)	39,394,247	(57,136,922)	(39,353,041)	15,604,145	23,733,328	(41,580,261)	(25,400,227)

Contract owners’ equity at beginning of period	1,873,532,728	1,834,138,481	497,348,093	536,701,134	311,127,738	287,394,410	502,645,277	528,045,504

Contract owners’ equity at end of period	$1,789,405,777	1,873,532,728	440,211,171	497,348,093	326,731,883	311,127,738	461,065,016	502,645,277

CHANGE IN UNITS:

Beginning units	97,114,815	108,932,578	37,331,535	43,213,362	15,277,679	16,428,664	31,941,714	36,958,066

Units purchased	1,103,526	1,144,683	6,292,684	3,667,827	1,343,626	980,643	957,870	754,336

Units redeemed	(14,505,061)	(12,962,446)	(11,800,610)	(9,549,654)	(2,323,469)	(2,131,628)	(5,326,574)	(5,770,688)

Ending units	83,713,280	97,114,815	31,823,609	37,331,535	14,297,836	15,277,679	27,573,010	31,941,714

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVCMD2		NVCRA2		NVCRB2		NVDBL2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(26,972,206)	(26,659,270)	(2,088,119)	(1,743,760)	(22,103,734)	(22,251,679)	(15,808,071)	(16,400,161)

Realized gain (loss) on investments	(1,202,711)	(4,968,475)	6,271,561	2,573,592	1,198,041	(355,362)	(23,888,482)	(27,752,419)

Change in unrealized gain (loss) on investments	169,007,780	142,155,617	12,029,075	11,003,899	123,427,723	117,435,475	108,314,904	168,805,662

Reinvested capital gains	24,686,412	116,461,866	1,462,160	7,159,955	12,399,736	76,587,487	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	165,519,275	226,989,738	17,674,677	18,993,686	114,921,766	171,415,921	68,618,351	124,653,082

Equity transactions:

Purchase payments received from contract owners (note 4)	24,234,391	41,604,419	24,319,154	10,176,649	16,196,129	19,954,932	14,118,994	17,563,956

Transfers between funds	(22,545,957)	(24,956,101)	(6,620,524)	(801,567)	(17,533,529)	(6,164,680)	(21,043,655)	(11,172,098)

Redemptions (notes 2, 3, and 4)	(252,812,131)	(206,755,579)	(15,842,771)	(8,571,809)	(220,968,461)	(174,923,581)	(175,103,868)	(133,140,265)

Adjustments to maintain reserves	(104,045)	13,616	500	563	24,094	33,644	4,228	9,280

Net equity transactions	(251,227,742)	(190,093,645)	1,856,359	803,836	(222,281,767)	(161,099,685)	(182,024,301)	(126,739,127)

Net change in contract owners’ equity	(85,708,467)	36,896,093	19,531,036	19,797,522	(107,360,001)	10,316,236	(113,405,950)	(2,086,045)

Contract owners’ equity at beginning of period	1,855,087,844	1,818,191,751	128,085,861	108,288,339	1,564,470,594	1,554,154,358	1,154,482,307	1,156,568,352

Contract owners’ equity at end of period	$1,769,379,377	1,855,087,844	147,616,897	128,085,861	1,457,110,593	1,564,470,594	1,041,076,357	1,154,482,307

CHANGE IN UNITS:

Beginning units	101,638,515	113,068,702	5,964,616	5,963,134	92,759,445	103,046,921	57,728,414	64,491,785

Units purchased	1,701,464	2,779,557	1,253,546	919,221	1,899,700	3,180,535	1,367,918	1,887,315

Units redeemed	(14,778,708)	(14,209,744)	(1,214,769)	(917,739)	(14,456,182)	(13,468,011)	(10,133,683)	(8,650,686)

Ending units	88,561,271	101,638,515	6,003,393	5,964,616	80,202,963	92,759,445	48,962,649	57,728,414

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVDCA2		NVFIII		NVGEII		NVIE6

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(15,452,578)	(15,324,429)	986,086	575,894	(39,902)	115,038	323,185	378,112

Realized gain (loss) on investments	(50,375,492)	(38,123,980)	(367,148)	(483,423)	1,152,815	747,715	91,183	200,593

Change in unrealized gain (loss) on investments	155,711,455	195,826,658	(842,634)	1,407,042	7,492,774	7,964,002	2,823,433	5,716,044

Reinvested capital gains	-	1,001,364	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	89,883,385	143,379,613	(223,696)	1,499,513	8,605,687	8,826,755	3,237,801	6,294,749

Equity transactions:

Purchase payments received from contract owners (note 4)	6,102,081	7,645,756	14,169,305	9,416,149	11,196,245	10,710,023	7,765,819	1,526,845

Transfers between funds	(14,750,155)	(9,424,968)	5,366,778	2,554,657	(748,319)	(2,186,272)	489,753	(362,785)

Redemptions (notes 2, 3, and 4)	(148,715,954)	(114,664,137)	(2,689,942)	(2,108,152)	(3,083,619)	(2,280,951)	(5,309,732)	(2,763,004)

Adjustments to maintain reserves	22,056	37,924	(118)	(132)	(157)	(122)	(16,707)	(634)

Net equity transactions	(157,341,972)	(116,405,425)	16,846,023	9,862,522	7,364,150	6,242,678	2,929,133	(1,599,578)

Net change in contract owners’ equity	(67,458,587)	26,974,188	16,622,327	11,362,035	15,969,837	15,069,433	6,166,934	4,695,171

Contract owners’ equity at beginning of period	1,064,803,000	1,037,828,812	42,869,012	31,506,977	58,247,021	43,177,588	38,147,754	33,452,583

Contract owners’ equity at end of period	$997,344,413	1,064,803,000	59,491,339	42,869,012	74,216,858	58,247,021	44,314,688	38,147,754

CHANGE IN UNITS:

Beginning units	41,694,396	46,600,455	4,526,914	3,456,865	4,007,583	3,532,390	3,155,178	3,312,582

Units purchased	486,456	727,299	2,184,385	1,517,565	999,471	970,435	832,520	411,714

Units redeemed	(6,300,594)	(5,633,358)	(399,979)	(447,516)	(529,314)	(495,242)	(661,087)	(569,118)

Ending units	35,880,258	41,694,396	6,311,320	4,526,914	4,477,740	4,007,583	3,326,611	3,155,178

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVLCP2		NVLCPP		NVMGA2		NVMIG1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$15,426	18,102	6,608,991	7,930,806	(4,598,948)	(4,534,404)	(167,131)	91,312

Realized gain (loss) on investments	(2,196)	(1,115)	(9,285,751)	(7,213,012)	10,444,444	4,639,774	(834,319)	(1,171,670)

Change in unrealized gain (loss) on investments	(8,652)	23,873	4,697,351	20,702,678	13,792,452	32,540,875	668,973	3,288,253

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,578	40,860	2,020,591	21,420,472	19,637,948	32,646,245	(332,477)	2,207,895

Equity transactions:

Purchase payments received from contract owners (note 4)	27,810	128,502	11,087,451	8,884,831	13,968,915	11,930,529	104,904	96,954

Transfers between funds	45,853	36,301	18,406,140	22,441,196	(4,515,470)	(6,904,795)	(524,176)	(435,731)

Redemptions (notes 2, 3, and 4)	(39,680)	(14,283)	(55,775,116)	(38,701,198)	(41,870,151)	(30,159,806)	(1,418,830)	(1,224,273)

Adjustments to maintain reserves	1,334	1,589	5,850	6,225	214	(310)	10,715	5,711

Net equity transactions	35,317	152,109	(26,275,675)	(7,368,946)	(32,416,492)	(25,134,382)	(1,827,387)	(1,557,339)

Net change in contract owners’ equity	39,895	192,969	(24,255,084)	14,051,526	(12,778,544)	7,511,863	(2,159,864)	650,556

Contract owners’ equity at beginning of period	762,952	569,983	387,475,287	373,423,761	339,030,819	331,518,956	16,880,912	16,230,356

Contract owners’ equity at end of period	$802,847	762,952	363,220,203	387,475,287	326,252,275	339,030,819	14,721,048	16,880,912

CHANGE IN UNITS:

Beginning units	53,517	42,506	43,461,653	44,324,455	27,864,320	30,058,487	1,330,805	1,461,401

Units purchased	6,525	21,872	5,481,334	5,407,572	1,989,812	1,480,230	16,771	15,063

Units redeemed	(4,018)	(10,861)	(8,383,745)	(6,270,374)	(4,547,583)	(3,674,397)	(156,962)	(145,659)

Ending units	56,024	53,517	40,559,242	43,461,653	25,306,549	27,864,320	1,190,614	1,330,805

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMIG6		NVMIVX		NVMIVZ		NVMLG1

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,780,070)	(152,926)	81,712	25,333	6,598,089	1,300,931	(99,510)	580,161

Realized gain (loss) on investments	(11,583,342)	(13,435,054)	78,460	65,282	3,330,473	233,448	619,253	(609,090)

Change in unrealized gain (loss) on investments	9,778,990	33,291,077	(101,656)	154,684	(5,986,098)	18,620,303	2,046,362	3,063,665

Reinvested capital gains	-	-	-	-	-	-	1,292,049	728,316

Net increase (decrease) in contract owners’ equity resulting from operations	(3,584,422)	19,703,097	58,516	245,299	3,942,464	20,154,682	3,858,154	3,763,052

Equity transactions:

Purchase payments received from contract owners (note 4)	1,199,120	1,572,348	14,676	19,682	2,222,206	1,813,406	200,486	102,590

Transfers between funds	(5,893,998)	(8,083,257)	(46,980)	(1,691)	431,507	(17,367,124)	(330,775)	2,928,053

Redemptions (notes 2, 3, and 4)	(17,021,825)	(13,107,527)	(248,364)	(250,641)	(23,763,615)	(18,981,632)	(2,176,583)	(1,273,575)

Adjustments to maintain reserves	(419)	25,125	342	369	24	(338)	3,119	14,208

Net equity transactions	(21,717,122)	(19,593,311)	(280,326)	(232,281)	(21,109,878)	(34,535,688)	(2,303,753)	1,771,276

Net change in contract owners’ equity	(25,301,544)	109,786	(221,810)	13,018	(17,167,414)	(14,381,006)	1,554,401	5,534,328

Contract owners’ equity at beginning of period	150,628,554	150,518,768	1,868,963	1,855,945	157,184,544	171,565,550	16,311,214	10,776,886

Contract owners’ equity at end of period	$125,327,010	150,628,554	1,647,153	1,868,963	140,017,130	157,184,544	17,865,615	16,311,214

CHANGE IN UNITS:

Beginning units	11,204,044	12,755,434	136,468	154,806	11,712,901	14,533,815	330,587	291,776

Units purchased	486,721	869,878	3,055	10,890	1,202,633	849,814	39,159	78,434

Units redeemed	(2,073,105)	(2,421,268)	(22,930)	(29,228)	(2,744,055)	(3,670,728)	(77,938)	(39,623)

Ending units	9,617,660	11,204,044	116,593	136,468	10,171,479	11,712,901	291,808	330,587

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMLG2		NVMM2		NVMMG1		NVMMG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(1,985,293)	7,032,731	113,767	74,198	(1,863,335)	(1,719,669)	(1,520,174)	(1,428,350)

Realized gain (loss) on investments	1,720,708	(1,287,380)	-	-	(9,234,026)	(11,824,776)	(18,073,733)	(17,210,061)

Change in unrealized gain (loss) on investments	32,635,525	33,401,759	-	-	32,934,198	36,155,980	35,361,807	35,738,506

Reinvested capital gains	19,351,513	9,188,054	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,722,453	48,335,164	113,767	74,198	21,836,837	22,611,535	15,767,900	17,100,095

Equity transactions:

Purchase payments received from contract owners (note 4)	28,887,275	15,709,490	2,940,241	2,408,187	517,445	467,121	427,609	1,727,363

Transfers between funds	1,985,227	25,494,938	358,043	1,190,846	(2,228,031)	(1,966,790)	(5,459,219)	(2,037,731)

Redemptions (notes 2, 3, and 4)	(25,314,119)	(13,438,964)	(1,419,244)	(2,219,927)	(13,750,666)	(10,125,814)	(11,870,027)	(9,416,593)

Adjustments to maintain reserves	3,729	4,126	(18)	(24)	6,943	18,666	644	2,003

Net equity transactions	5,562,112	27,769,590	1,879,022	1,379,082	(15,454,309)	(11,606,817)	(16,900,993)	(9,724,958)

Net change in contract owners’ equity	57,284,565	76,104,754	1,992,789	1,453,280	6,382,528	11,004,718	(1,133,093)	7,375,137

Contract owners’ equity at beginning of period	214,419,858	138,315,104	2,156,823	703,543	134,537,266	123,532,548	100,066,048	92,690,911

Contract owners’ equity at end of period	$271,704,423	214,419,858	4,149,612	2,156,823	140,919,794	134,537,266	98,932,955	100,066,048

CHANGE IN UNITS:

Beginning units	4,641,666	3,990,989	212,392	71,675	5,123,907	5,600,134	4,064,100	4,472,363

Units purchased	1,376,515	1,669,962	518,312	390,861	29,793	33,621	269,627	618,001

Units redeemed	(1,296,080)	(1,019,285)	(336,521)	(250,144)	(563,248)	(509,848)	(880,192)	(1,026,264)

Ending units	4,722,101	4,641,666	394,183	212,392	4,590,452	5,123,907	3,453,535	4,064,100

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVMMV1		NVMMV2		NVNMO1		NVNMO2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$3,280	5,586	(863,716)	150,063	(711,031)	(562,027)	(520,046)	(443,982)

Realized gain (loss) on investments	(3,741)	(72,301)	(8,168,529)	(6,406,459)	1,492,688	920,274	929,101	323,431

Change in unrealized gain (loss) on investments	29,442	35,139	19,552,001	(9,497,351)	(12,851,787)	8,229,532	(7,438,097)	5,345,368

Reinvested capital gains	9,257	78,999	3,561,472	29,694,770	25,945,923	5,039,932	15,085,653	3,076,008

Net increase (decrease) in contract owners’ equity resulting from operations	38,238	47,423	14,081,228	13,941,023	13,875,793	13,627,711	8,056,611	8,300,825

Equity transactions:

Purchase payments received from contract owners (note 4)	5	-	4,493,009	4,186,926	419,256	125,669	541,840	407,891

Transfers between funds	41,292	(98,090)	(5,132,739)	(9,445,722)	(1,817,714)	(1,583,501)	(1,505,331)	(3,725,247)

Redemptions (notes 2, 3, and 4)	(23,596)	(50,648)	(23,539,636)	(19,257,172)	(7,795,152)	(5,251,880)	(5,923,468)	(2,511,025)

Adjustments to maintain reserves	(11)	(7)	2,436	14,029	(380)	9,138	(710)	(363)

Net equity transactions	17,690	(148,745)	(24,176,930)	(24,501,939)	(9,193,990)	(6,700,574)	(6,887,669)	(5,828,744)

Net change in contract owners’ equity	55,928	(101,322)	(10,095,702)	(10,560,916)	4,681,803	6,927,137	1,168,942	2,472,081

Contract owners’ equity at beginning of period	473,211	574,533	205,053,806	215,614,722	73,340,535	66,413,398	44,034,913	41,562,832

Contract owners’ equity at end of period	$529,139	473,211	194,958,104	205,053,806	78,022,338	73,340,535	45,203,855	44,034,913

CHANGE IN UNITS:

Beginning units	19,612	25,749	7,395,809	8,345,185	2,468,745	2,722,064	1,551,044	1,776,328

Units purchased	1,658	6,981	307,002	376,311	17,914	11,874	87,764	64,173

Units redeemed	(966)	(13,118)	(1,134,334)	(1,325,687)	(295,493)	(265,193)	(307,544)	(289,457)

Ending units	20,304	19,612	6,568,477	7,395,809	2,191,166	2,468,745	1,331,264	1,551,044

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVNSR1		NVNSR2		NVOLG1		NVOLG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(17,507)	(15,793)	(1,185,044)	(1,028,863)	(720,791)	353,975	(3,085,560)	(1,613,174)

Realized gain (loss) on investments	(12,423)	(39,973)	(1,097,668)	(1,391,509)	21,468,845	1,946,137	28,982,277	10,034,022

Change in unrealized gain (loss) on investments	(64,483)	146,125	(3,442,199)	7,508,722	64,585,748	78,307,539	78,067,170	93,522,813

Reinvested capital gains	215,075	188,257	11,706,486	9,883,188	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	120,662	278,616	5,981,575	14,971,538	85,333,802	80,607,651	103,963,887	101,943,661

Equity transactions:

Purchase payments received from contract owners (note 4)	4,755	3,151	3,200,676	2,099,426	3,222,579	1,720,139	13,194,287	10,069,987

Transfers between funds	(120,037)	(9,230)	(2,719,313)	(1,560,887)	(8,313,431)	(5,999,791)	(32,831,927)	(24,616,437)

Redemptions (notes 2, 3, and 4)	(100,706)	(112,533)	(9,654,324)	(8,164,050)	(49,928,373)	(34,501,750)	(67,758,671)	(48,910,765)

Adjustments to maintain reserves	(44)	(53)	1,777	3,451	(49,934)	42,582	(12,565)	(7,927)

Net equity transactions	(216,032)	(118,665)	(9,171,184)	(7,622,060)	(55,069,159)	(38,738,820)	(87,408,876)	(63,465,142)

Net change in contract owners’ equity	(95,370)	159,951	(3,189,609)	7,349,478	30,264,643	41,868,831	16,555,011	38,478,519

Contract owners’ equity at beginning of period	1,670,932	1,510,981	89,998,421	82,648,943	422,368,048	380,499,217	534,832,702	496,354,183

Contract owners’ equity at end of period	$1,575,562	1,670,932	86,808,812	89,998,421	452,632,691	422,368,048	551,387,713	534,832,702

CHANGE IN UNITS:

Beginning units	59,688	64,240	3,345,884	3,655,873	7,478,973	8,224,215	9,991,204	11,299,381

Units purchased	4,364	4,930	134,128	160,120	65,159	62,820	447,317	601,616

Units redeemed	(11,554)	(9,482)	(464,791)	(470,109)	(927,002)	(808,062)	(1,912,556)	(1,909,793)

Ending units	52,498	59,688	3,015,221	3,345,884	6,617,130	7,478,973	8,525,965	9,991,204

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVRE1		NVRE2		NVSIX2		NVSTB2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$326,778	289,924	415,633	340,430	(1,044,284)	(519,214)	3,782,406	3,310,786

Realized gain (loss) on investments	837,706	(562,765)	2,004,397	381,178	3,015,084	(19,074,635)	(1,573,294)	(2,341,033)

Change in unrealized gain (loss) on investments	1,695,330	2,928,056	3,282,537	4,867,105	15,610,931	45,948,664	3,328,883	5,825,053

Reinvested capital gains	-	733,161	-	1,536,414	2,504,805	1,178,703	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,859,814	3,388,376	5,702,567	7,125,127	20,086,536	27,533,518	5,537,995	6,794,806

Equity transactions:

Purchase payments received from contract owners (note 4)	219,792	163,675	2,375,721	1,784,088	36,120,166	20,721,104	3,503,613	3,497,823

Transfers between funds	(646,882)	(1,779,872)	(241,485)	(2,103,017)	(1,303,084)	(11,268,042)	486,331	(166,721)

Redemptions (notes 2, 3, and 4)	(3,055,118)	(2,538,155)	(7,747,959)	(5,781,850)	(19,958,247)	(15,630,797)	(23,031,702)	(20,039,926)

Adjustments to maintain reserves	(14,165)	11,403	(440)	12,536	(1,625)	3,732	16,587	1,868

Net equity transactions	(3,496,373)	(4,142,949)	(5,614,163)	(6,088,243)	14,857,210	(6,174,003)	(19,025,171)	(16,706,956)

Net change in contract owners’ equity	(636,559)	(754,573)	88,404	1,036,884	34,943,746	21,359,515	(13,487,176)	(9,912,150)

Contract owners’ equity at beginning of period	32,549,433	33,304,006	69,668,189	68,631,305	211,483,068	190,123,553	161,280,396	171,192,546

Contract owners’ equity at end of period	$31,912,874	32,549,433	69,756,593	69,668,189	246,426,814	211,483,068	147,793,220	161,280,396

CHANGE IN UNITS:

Beginning units	1,631,689	1,864,968	3,862,803	4,225,753	10,157,915	10,506,783	15,839,903	17,506,995

Units purchased	31,074	16,728	525,831	443,690	2,965,701	1,918,137	2,496,313	2,076,030

Units redeemed	(199,598)	(250,007)	(829,635)	(806,640)	(2,321,835)	(2,267,005)	(4,340,761)	(3,743,122)

Ending units	1,463,165	1,631,689	3,558,999	3,862,803	10,801,781	10,157,915	13,995,455	15,839,903

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NVTIV3		SAM		SCF		SCF2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$924,347	194,214	28,541,926	26,009,218	(692,937)	(451,041)	(952,329)	(657,368)

Realized gain (loss) on investments	1,196,302	1,119,011	-	-	(81,504)	(1,483,204)	78,074	(1,743,294)

Change in unrealized gain (loss) on investments	(1,536,015)	1,565,812	-	-	5,363,421	8,054,311	5,094,959	9,426,421

Reinvested capital gains	-	-	-	81	1,623,403	313,158	2,149,397	400,305

Net increase (decrease) in contract owners’ equity resulting from operations	584,634	2,879,037	28,541,926	26,009,299	6,212,383	6,433,224	6,370,101	7,426,064

Equity transactions:

Purchase payments received from contract owners (note 4)	453	70	222,999,213	202,685,738	243,913	223,408	6,135,529	4,874,832

Transfers between funds	(613,627)	(915,955)	585,715,582	427,103,873	(986,115)	(812,714)	13,460,062	(2,742,990)

Redemptions (notes 2, 3, and 4)	(2,251,059)	(2,139,393)	(751,392,712)	(670,189,519)	(5,788,144)	(5,023,907)	(7,330,697)	(5,186,068)

Adjustments to maintain reserves	2,643	1,641	18,696	518,324	1,467	24,761	7,876	10,884

Net equity transactions	(2,861,590)	(3,053,637)	57,340,779	(39,881,584)	(6,528,879)	(5,588,452)	12,272,770	(3,043,342)

Net change in contract owners’ equity	(2,276,956)	(174,600)	85,882,705	(13,872,285)	(316,496)	844,772	18,642,871	4,382,722

Contract owners’ equity at beginning of period	22,207,371	22,381,971	798,357,152	812,229,437	56,928,909	56,084,137	65,252,810	60,870,088

Contract owners’ equity at end of period	$19,930,415	22,207,371	884,239,857	798,357,152	56,612,413	56,928,909	83,895,681	65,252,810

CHANGE IN UNITS:

Beginning units	1,215,787	1,395,243	62,708,437	65,605,158	544,345	595,817	1,177,857	1,219,361

Units purchased	76	16,675	92,503,271	80,991,886	9,325	17,733	586,202	262,624

Units redeemed	(153,006)	(196,131)	(88,778,901)	(83,888,607)	(76,295)	(69,205)	(395,509)	(304,128)

Ending units	1,062,857	1,215,787	66,432,807	62,708,437	477,375	544,345	1,368,550	1,177,857

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	SCGF		SCGF2		SCVF		SCVF2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(72,274)	(60,573)	(913,381)	(722,161)	(128,269)	(188,639)	(378,248)	(571,129)

Realized gain (loss) on investments	(39,415)	(282,179)	(5,062,098)	(2,346,839)	(1,557,734)	(1,428,347)	3,781,112	(479,419)

Change in unrealized gain (loss) on investments	1,044,006	1,026,242	16,676,234	10,432,760	2,570,412	3,743,496	(1,467,950)	5,357,272

Reinvested capital gains	-	-	-	-	183,584	1,002,476	447,479	2,289,365

Net increase (decrease) in contract owners’ equity resulting from operations	932,317	683,490	10,700,755	7,363,760	1,067,993	3,128,986	2,382,393	6,596,089

Equity transactions:

Purchase payments received from contract owners (note 4)	38,302	38,744	9,701,693	3,952,440	140,082	171,831	3,563,887	2,716,524

Transfers between funds	614,004	(127,420)	9,762,746	2,403,469	(898,455)	(386,736)	(3,441,219)	(4,428,890)

Redemptions (notes 2, 3, and 4)	(605,312)	(741,011)	(6,240,527)	(3,604,447)	(2,619,071)	(2,157,732)	(5,148,699)	(2,853,832)

Adjustments to maintain reserves	(101)	(140)	(586)	(394)	(45,274)	10,950	(536)	(882)

Net equity transactions	46,893	(829,827)	13,223,326	2,751,068	(3,422,718)	(2,361,687)	(5,026,567)	(4,567,080)

Net change in contract owners’ equity	979,210	(146,337)	23,924,081	10,114,828	(2,354,725)	767,299	(2,644,174)	2,029,009

Contract owners’ equity at beginning of period	4,877,638	5,023,975	55,722,397	45,607,569	22,072,209	21,304,910	48,193,892	46,164,883

Contract owners’ equity at end of period	$5,856,848	4,877,638	79,646,478	55,722,397	19,717,484	22,072,209	45,549,718	48,193,892

CHANGE IN UNITS:

Beginning units	238,034	284,269	1,395,670	1,313,572	399,420	445,517	967,848	1,066,618

Units purchased	48,602	27,499	876,167	470,637	4,866	6,941	210,472	148,801

Units redeemed	(47,570)	(73,734)	(597,962)	(388,539)	(63,368)	(53,038)	(305,147)	(247,571)

Ending units	239,066	238,034	1,673,875	1,395,670	340,918	399,420	873,173	967,848

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	TRF		TRF2		AMCG		AMMCGS

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(330,452)	(6,657)	(672,079)	(367,916)	(179)	(54)	(36,671)	(35,122)

Realized gain (loss) on investments	8,329,984	7,203,487	5,780,994	4,409,507	(257)	(331)	(176,902)	(136,247)

Change in unrealized gain (loss) on investments	1,057,228	(10,723,599)	2,577,118	(7,729,216)	1,076	1,120	517,751	512,196

Reinvested capital gains	4,207,352	10,933,801	3,737,423	9,961,669	280	-	147,031	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,264,112	7,407,032	11,423,456	6,274,044	920	735	451,209	340,827

Equity transactions:

Purchase payments received from contract owners (note 4)	1,527,439	802,500	5,310,208	4,776,040	2	-	1,143	24,556

Transfers between funds	(1,078,361)	(1,288,299)	(2,601,444)	(1,903,934)	-	-	134,707	(192,500)

Redemptions (notes 2, 3, and 4)	(11,703,382)	(10,282,036)	(13,961,543)	(11,204,643)	(526)	(450)	(466,841)	(192,999)

Adjustments to maintain reserves	13,524	87,464	1,245	6,131	(1,156)	158	(154)	(181)

Net equity transactions	(11,240,780)	(10,680,371)	(11,251,534)	(8,326,406)	(1,680)	(292)	(331,145)	(361,124)

Net change in contract owners’ equity	2,023,332	(3,273,339)	171,922	(2,052,362)	(760)	443	120,064	(20,297)

Contract owners’ equity at beginning of period	111,646,403	114,919,742	100,337,149	102,389,511	3,604	3,161	2,295,073	2,315,370

Contract owners’ equity at end of period	$113,669,735	111,646,403	100,509,071	100,337,149	2,844	3,604	2,415,137	2,295,073

CHANGE IN UNITS:

Beginning units	617,800	680,092	2,329,915	2,527,841	-	-	42,222	50,308

Units purchased	6,326	5,216	223,774	214,974	-	-	12,870	2,499

Units redeemed	(62,331)	(67,508)	(459,921)	(412,900)	-	-	(18,763)	(10,585)

Ending units	561,795	617,800	2,093,768	2,329,915	-	-	36,329	42,222

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	AMSRS		AMTB		NOTB4		NOTG4

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(167,774)	(128,944)	1,627,782	1,269,175	14,550	(76,288)	(10,747)	(57,796)

Realized gain (loss) on investments	1,117,457	345,458	(576,208)	(724,201)	(697,806)	(2,524,758)	(963,532)	(692,561)

Change in unrealized gain (loss) on investments	1,524,982	2,483,903	754,347	1,279,927	845,327	2,862,047	1,160,007	1,017,816

Reinvested capital gains	684,963	203,605	-	-	-	20,032	-	4,773

Net increase (decrease) in contract owners’ equity resulting from operations	3,159,628	2,904,022	1,805,921	1,824,901	162,071	281,033	185,728	272,232

Equity transactions:

Purchase payments received from contract owners (note 4)	11,661	15,040	137,274	298,493	11,907	73,825	3,658	3,577

Transfers between funds	252,897	(251,517)	1,655,384	486,217	(184,195)	(233,516)	(945)	(229,788)

Redemptions (notes 2, 3, and 4)	(2,214,965)	(1,063,890)	(5,976,092)	(5,554,026)	(846,887)	(1,113,081)	(1,076,794)	(306,751)

Adjustments to maintain reserves	(5,244)	(1,775)	972	3,288	50	308	(77)	(86)

Net equity transactions	(1,955,651)	(1,302,142)	(4,182,462)	(4,766,028)	(1,019,125)	(1,272,464)	(1,074,158)	(533,048)

Net change in contract owners’ equity	1,203,977	1,601,880	(2,376,541)	(2,941,127)	(857,054)	(991,431)	(888,430)	(260,816)

Contract owners’ equity at beginning of period	13,801,295	12,199,415	41,233,644	44,174,771	4,068,558	5,059,989	3,329,741	3,590,557

Contract owners’ equity at end of period	$15,005,272	13,801,295	38,857,103	41,233,644	3,211,504	4,068,558	2,441,311	3,329,741

CHANGE IN UNITS:

Beginning units	268,444	296,772	3,500,786	3,921,360	340,384	451,826	256,381	300,024

Units purchased	8,031	1,917	288,636	307,340	7,912	11,188	4,374	3,352

Units redeemed	(42,662)	(30,245)	(631,259)	(727,914)	(89,764)	(122,630)	(82,319)	(46,995)

Ending units	233,813	268,444	3,158,163	3,500,786	258,532	340,384	178,436	256,381

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	NOTMG4		MNCPS2		PMUBA		PMVAAD

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$25,528	(73,073)	9,521	3,654	3,090	2,279	1,559,084	433,045

Realized gain (loss) on investments	(59,643)	(3,716,492)	(1,448)	(9,033)	(3,844)	(789)	(592,451)	(729,459)

Change in unrealized gain (loss) on investments	245,692	4,106,311	14,755	33,640	4,459	3,118	(277,267)	2,445,813

Reinvested capital gains	-	13,255	6,771	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	211,577	330,001	29,599	28,261	3,705	4,608	689,366	2,149,399

Equity transactions:

Purchase payments received from contract owners (note 4)	3,679	11,745	-	1,975	-	-	1,021,366	1,343,219

Transfers between funds	49,039	(153,784)	7,611	3,339	802	(1,581)	(655,592)	(1,038,321)

Redemptions (notes 2, 3, and 4)	(399,390)	(529,893)	(9,791)	(42,770)	(19,280)	-	(5,321,631)	(2,834,479)

Adjustments to maintain reserves	(90)	(56)	(13)	(20)	(5)	(11)	8,927	12,272

Net equity transactions	(346,762)	(671,988)	(2,193)	(37,476)	(18,483)	(1,592)	(4,946,930)	(2,517,309)

Net change in contract owners’ equity	(135,185)	(341,987)	27,406	(9,215)	(14,778)	3,016	(4,257,564)	(367,910)

Contract owners’ equity at beginning of period	4,246,735	4,588,722	401,363	410,578	76,177	73,161	35,171,897	35,539,807

Contract owners’ equity at end of period	$4,111,550	4,246,735	428,769	401,363	61,399	76,177	30,914,333	35,171,897

CHANGE IN UNITS:

Beginning units	331,292	385,859	27,797	30,432	6,997	7,154	2,678,564	2,882,103

Units purchased	4,968	6,117	573	469	90	118	147,302	219,651

Units redeemed	(30,689)	(60,684)	(641)	(3,104)	(1,702)	(275)	(518,744)	(423,190)

Ending units	305,571	331,292	27,729	27,797	5,385	6,997	2,307,122	2,678,564

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVEBD		PMVFAD		PMVFHA		PMVFHV

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$564,748	491,733	264,215	112,699	4,915	3,391	7,574	19

Realized gain (loss) on investments	(432,477)	(543,801)	(4,451,776)	(738,199)	(2,920)	(467)	145	(1)

Change in unrealized gain (loss) on investments	534,895	1,120,422	2,283,346	1,149,427	5,544	5,757	12,167	42

Reinvested capital gains	-	-	-	-	-	4,199	-	32

Net increase (decrease) in contract owners’ equity resulting from operations	667,166	1,068,354	(1,904,215)	523,927	7,539	12,880	19,886	92

Equity transactions:

Purchase payments received from contract owners (note 4)	361,505	601,520	265,327	223,111	-	-	1,134,709	-

Transfers between funds	(43,086)	(504,327)	4,989,910	(43,093)	400	402	309,876	-

Redemptions (notes 2, 3, and 4)	(2,028,786)	(871,653)	(2,186,484)	(1,040,876)	(23,036)	(1,908)	(3,613)	(1)

Adjustments to maintain reserves	305	283	(511)	(389)	(4)	-	(11)	(6)

Net equity transactions	(1,710,062)	(774,177)	3,068,242	(861,247)	(22,640)	(1,506)	1,440,961	(7)

Net change in contract owners’ equity	(1,042,896)	294,177	1,164,027	(337,320)	(15,101)	11,374	1,460,847	85

Contract owners’ equity at beginning of period	12,240,126	11,945,949	12,264,698	12,602,018	162,729	151,355	1,254	1,169

Contract owners’ equity at end of period	$11,197,230	12,240,126	13,428,725	12,264,698	147,628	162,729	1,462,101	1,254

CHANGE IN UNITS:

Beginning units	1,196,193	1,277,183	1,255,174	1,350,511	12,848	12,975	129	130

Units purchased	89,560	134,405	2,628,451	113,681	40	37	152,059	-

Units redeemed	(251,963)	(215,395)	(2,436,593)	(209,018)	(1,786)	(164)	(6,145)	(1)

Ending units	1,033,790	1,196,193	1,447,032	1,255,174	11,102	12,848	146,043	129

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVHYD		PMVIV		PMVLAD		PMVRA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$17,621	20,104	1,323,736	301,720	7,801,260	6,836,216	34,608	41,784

Realized gain (loss) on investments	(6,604)	(5,147)	(50,853)	(36,705)	(3,738,032)	(4,442,271)	(22,279)	(60,105)

Change in unrealized gain (loss) on investments	8,911	28,184	(247,019)	363,870	5,070,047	8,338,325	(15,553)	70,261

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,928	43,141	1,025,864	628,885	9,133,275	10,732,270	(3,224)	51,940

Equity transactions:

Purchase payments received from contract owners (note 4)	409	-	26,035,584	5,893,888	4,989,574	8,917,496	803,467	44,703

Transfers between funds	(62,708)	(6,622)	9,727,861	3,215,953	22,566,082	9,534,676	1,086,237	93,992

Redemptions (notes 2, 3, and 4)	(29,661)	(43,326)	(1,519,697)	(164,595)	(49,017,728)	(39,094,345)	(126,207)	(266,791)

Adjustments to maintain reserves	(22)	(12)	(219)	(136)	819	47,536	(16)	3

Net equity transactions	(91,982)	(49,960)	34,243,529	8,945,110	(21,461,253)	(20,594,637)	1,763,481	(128,093)

Net change in contract owners’ equity	(72,054)	(6,819)	35,269,393	9,573,995	(12,327,978)	(9,862,367)	1,760,257	(76,153)

Contract owners’ equity at beginning of period	397,326	404,145	13,978,536	4,404,541	318,379,902	328,242,269	1,574,540	1,650,693

Contract owners’ equity at end of period	$325,272	397,326	49,247,929	13,978,536	306,051,924	318,379,902	3,334,797	1,574,540

CHANGE IN UNITS:

Beginning units	27,741	31,464	1,304,923	425,080	29,318,519	31,285,789	147,996	160,069

Units purchased	834	575	3,368,735	950,276	4,031,185	4,094,706	196,407	16,302

Units redeemed	(7,264)	(4,298)	(226,956)	(70,433)	(5,984,815)	(6,061,976)	(17,167)	(28,375)

Ending units	21,311	27,741	4,446,702	1,304,923	27,364,889	29,318,519	327,236	147,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PMVRSD		PMVSTA		PMVTRD		PVEIB

	2024	2023	2024	2023	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$14,477	180,623	4,320,525	3,171,818	5,640	3,520	(634,994)	692,107

Realized gain (loss) on investments	(39,940)	(59,507)	(111,429)	(304,513)	(5,777)	(1,686)	783,715	(473,835)

Change in unrealized gain (loss) on investments	63,314	(233,014)	1,179,380	1,636,126	1,310	8,200	16,670,063	9,008,523

Reinvested capital gains	-	-	-	-	-	-	6,809,776	6,212,076

Net increase (decrease) in contract owners’ equity resulting from operations	37,851	(111,898)	5,388,476	4,503,431	1,173	10,034	23,628,560	15,438,871

Equity transactions:

Purchase payments received from contract owners (note 4)	27,572	196,650	15,770,138	8,985,197	2,483	1,269	41,880,508	22,698,367

Transfers between funds	9,805	(72,069)	15,216,170	13,704,943	9,899	107,217	15,309,564	(50,216)

Redemptions (notes 2, 3, and 4)	(24,825)	(35,574)	(18,623,897)	(11,491,252)	(28,032)	(15,859)	(9,301,456)	(7,161,655)

Adjustments to maintain reserves	(22)	(30)	236	(393)	256	325	(1,192)	22,595

Net equity transactions	12,530	88,977	12,362,647	11,198,495	(15,394)	92,952	47,887,424	15,509,091

Net change in contract owners’ equity	50,381	(22,921)	17,751,123	15,701,926	(14,221)	102,986	71,515,984	30,947,962

Contract owners’ equity at beginning of period	1,254,404	1,277,325	112,867,384	97,165,458	237,182	134,196	130,257,710	99,309,748

Contract owners’ equity at end of period	$1,304,785	1,254,404	130,618,507	112,867,384	222,961	237,182	201,773,694	130,257,710

CHANGE IN UNITS:

Beginning units	170,327	156,784	10,719,556	9,635,040	22,629	13,157	6,994,432	6,093,266

Units purchased	22,093	47,848	4,337,764	3,778,236	1,471	11,101	3,546,199	2,650,353

Units redeemed	(20,603)	(34,305)	(3,206,425)	(2,693,720)	(3,052)	(1,629)	(1,321,874)	(1,749,187)

Ending units	171,817	170,327	11,850,895	10,719,556	21,048	22,629	9,218,757	6,994,432

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVGOB		PVGPB		PVIGIB		PVNOB

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$(85,736)	(54,317)	(5,863)	-	217,912	20,760	(67,581)	(6,618)

Realized gain (loss) on investments	261,194	(38,094)	1,363	-	123,837	(249,736)	626,141	3,424

Change in unrealized gain (loss) on investments	1,095,477	1,320,044	6,032	-	301,197	3,046,594	222,676	176,477

Reinvested capital gains	245,439	47,922	-	-	65,697	-	37,700	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,516,374	1,275,555	1,532	-	708,643	2,817,618	818,936	173,283

Equity transactions:

Purchase payments received from contract owners (note 4)	3,683	9,597	821,349	-	5,460,425	4,548,837	1,676,757	896,854

Transfers between funds	231,443	786,675	1,366,083	-	(274,573)	946,242	3,120,480	1,396,925

Redemptions (notes 2, 3, and 4)	(520,148)	(383,350)	(8,717)	-	(1,339,653)	(895,373)	(280,491)	(19,942)

Adjustments to maintain reserves	(154)	(151)	(10)	-	(165)	(129)	(63)	(8)

Net equity transactions	(285,176)	412,771	2,178,705	-	3,846,034	4,599,577	4,516,683	2,273,829

Net change in contract owners’ equity	1,231,198	1,688,326	2,180,237	-	4,554,677	7,417,195	5,335,619	2,447,112

Contract owners’ equity at beginning of period	4,646,571	2,958,245	-	-	22,022,857	14,605,662	2,447,112	-

Contract owners’ equity at end of period	$5,877,769	4,646,571	2,180,237	-	26,577,534	22,022,857	7,782,731	2,447,112

CHANGE IN UNITS:

Beginning units	159,188	144,553	-	-	1,337,915	1,038,753	211,758	-

Units purchased	32,258	37,573	197,498	-	475,476	782,183	796,391	226,447

Units redeemed	(37,658)	(22,938)	(1,813)	-	(258,507)	(483,021)	(453,049)	(14,689)

Ending units	153,788	159,188	195,685	-	1,554,884	1,337,915	555,100	211,758

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	PVTIGB		ROCSC		TRHS2		TRMCG2

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$225,445	(359,011)	489	116	(4,610,110)	(4,477,684)	(296,225)	(25,059)

Realized gain (loss) on investments	264,761	(348,439)	329	4,995	9,828,581	5,931,439	1,032,940	(163,588)

Change in unrealized gain (loss) on investments	(111,106)	4,619,872	(1,635)	6,695	(30,890,236)	(9,689,701)	(1,548,517)	177,805

Reinvested capital gains	-	-	2,627	5,158	26,311,531	11,018,007	2,008,722	451,576

Net increase (decrease) in contract owners’ equity resulting from operations	379,100	3,912,422	1,810	16,964	639,766	2,782,061	1,196,920	440,734

Equity transactions:

Purchase payments received from contract owners (note 4)	5,299,771	3,563,900	-	300	22,019,224	17,632,540	11,427,222	2,090,695

Transfers between funds	(181,329)	(221,489)	(1,391)	(3,330)	(7,202,659)	(6,433,051)	(3,962,042)	12,297,318

Redemptions (notes 2, 3, and 4)	(2,098,869)	(1,333,890)	(726)	(48,121)	(32,620,383)	(29,710,622)	(2,173,040)	(67,709)

Adjustments to maintain reserves	(664)	2,644	(4)	6	10,462	30,747	(135)	(41)

Net equity transactions	3,018,909	2,011,165	(2,121)	(51,145)	(17,793,356)	(18,480,386)	5,292,005	14,320,263

Net change in contract owners’ equity	3,398,009	5,923,587	(311)	(34,181)	(17,153,590)	(15,698,325)	6,488,925	14,760,997

Contract owners’ equity at beginning of period	29,051,873	23,128,286	64,771	98,952	296,288,050	311,986,375	14,760,997	-

Contract owners’ equity at end of period	$32,449,882	29,051,873	64,460	64,771	279,134,460	296,288,050	21,249,922	14,760,997

CHANGE IN UNITS:

Beginning units	1,227,979	1,129,390	3,111	5,946	5,524,111	5,896,603	1,325,564	-

Units purchased	328,232	378,723	-	17	681,560	807,335	2,638,991	1,632,745

Units redeemed	(176,922)	(280,134)	(104)	(2,852)	(1,006,858)	(1,179,827)	(2,191,760)	(307,181)

Ending units	1,379,289	1,227,979	3,007	3,111	5,198,813	5,524,111	1,772,795	1,325,564

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VVGGS		VWBF		VWEM		VWHA

	2024	2023	2024	2023	2024	2023	2024	2023
Investment activity*:

Net investment income (loss)	$8,869	(2,459)	233,957	115,936	24,984	158,362	106,791	146,978

Realized gain (loss) on investments	16,811	(65,631)	(186,916)	(193,664)	(431,904)	(338,951)	(163,586)	(109,459)

Change in unrealized gain (loss) on investments	34,761	104,853	16,730	476,792	430,638	809,163	(260,787)	(578,797)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	60,441	36,763	63,771	399,064	23,718	628,574	(317,582)	(541,278)

Equity transactions:

Purchase payments received from contract owners (note 4)	5,645	(392)	80,775	6,438	79,704	24,653	56	7

Transfers between funds	(95,539)	(64,373)	(128,022)	(166,539)	260,263	(800,733)	(214,463)	(107,764)

Redemptions (notes 2, 3, and 4)	(115,230)	(19,050)	(477,472)	(227,803)	(958,613)	(582,014)	(1,145,220)	(621,675)

Adjustments to maintain reserves	(14)	-	797	2,094	1,751	2,050	15,537	32,836

Net equity transactions	(205,138)	(83,815)	(523,922)	(385,810)	(616,895)	(1,356,044)	(1,344,090)	(696,596)

Net change in contract owners’ equity	(144,697)	(47,052)	(460,151)	13,254	(593,177)	(727,470)	(1,661,672)	(1,237,874)

Contract owners’ equity at beginning of period	323,824	370,876	4,247,508	4,234,254	7,160,165	7,887,635	9,741,938	10,979,812

Contract owners’ equity at end of period	$179,127	323,824	3,787,357	4,247,508	6,566,988	7,160,165	8,080,266	9,741,938

CHANGE IN UNITS:

Beginning units	24,811	31,339	169,384	188,129	279,464	334,358	373,229	405,145

Units purchased	654	4,900	4,960	8,675	18,668	7,046	-	-

Units redeemed	(12,804)	(11,428)	(24,003)	(27,420)	(41,450)	(61,940)	(60,698)	(31,916)

Ending units	12,661	24,811	150,341	169,384	256,682	279,464	312,531	373,229

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2024 AND DECEMBER 31, 2023

	VWHAS		VRVDRA

	2024	2023	2024	2023

Investment activity*:

Net investment income (loss)	$337,122	358,413	95,582	130,083

Realized gain (loss) on investments	(1,714,278)	(5,419,636)	(807,307)	(529,663)

Change in unrealized gain (loss) on investments	(135,003)	1,693,061	2,039,238	1,697,432

Reinvested capital gains	-	-	222,136	169,851

Net increase (decrease) in contract owners’ equity resulting from operations	(1,512,159)	(3,368,162)	1,549,649	1,467,703

Equity transactions:

Purchase payments received from contract owners (note 4)	2,577,641	2,949,907	1,611,459	1,907,955

Transfers between funds	(2,916,136)	(17,251,748)	(348,643)	428,701

Redemptions (notes 2, 3, and 4)	(4,934,374)	(4,849,913)	(609,213)	(584,966)

Adjustments to maintain reserves	2,397	4,241	(3,908)	(144)

Net equity transactions	(5,270,472)	(19,147,513)	649,695	1,751,546

Net change in contract owners’ equity	(6,782,631)	(22,515,675)	2,199,344	3,219,249

Contract owners’ equity at beginning of period	40,268,723	62,784,398	17,510,023	14,290,774

Contract owners’ equity at end of period	$33,486,092	40,268,723	19,709,367	17,510,023

CHANGE IN UNITS:

Beginning units	5,067,207	7,565,765	1,451,675	1,298,027

Units purchased	927,331	2,015,777	475,846	409,681

Units redeemed	(1,588,864)	(4,514,335)	(433,368)	(256,033)

Ending units	4,405,674	5,067,207	1,494,153	1,451,675

* For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2024, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(1) Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b)	The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)*

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

ALLSPRING GLOBAL INVESTMENTS

Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Allspring Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*

Allspring Variable Trust - VT Discovery All Cap Growth Fund: Class 2 (WFVOG2)

Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

AMUNDI US

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CALVERT GROUP

Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

CHARLES SCHWAB FUNDS

Schwab Annuity Portfolios - Schwab(R) Government Money Market Portfolio (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco - Invesco V.I. High Yield Fund: Series II Shares (AVHY2)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares (IVDDII)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II (OVCAFS)*

Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)*

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series I (OVGS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)

Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)

Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)

Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class (WRPAP)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class (WRPCP)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class (WRPMAV)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class (WRPMCV)*

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service Class (WRPMMV)*

Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class (WRPMP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LINCOLN FUNDS

Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)

Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)

Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)

Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)

Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)

Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)

Lincoln Variable Insurance Products Trust - LVIP Macquarie Value Fund: Service Class (LDVS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class (LJPCBS)

Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

MFS(R) Variable Insurance Trust II - MFS Income Portfolio: Service Class (MVIPSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)*

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

NATIONWIDE FUNDS

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)

Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

NYLI FUNDS

New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)

VIRTUS MUTUAL FUNDS

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

*	At December 31, 2024, contract owners were not invested in this fund.

Unless listed below, the financial statements presented are as of December 31, 2024 and for each of the years in the two-year period ended December 31, 2024. For the subaccounts listed below with inception dates in 2024, the financial statements are as of December 31, 2024 and for the period from the inception date to December 31, 2024. For the subaccounts listed below with inception dates in 2023, the prior year financial statements reflect the period from inception date to December 31, 2023.

	Inception Date	Liquidation Date
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class (LJPCBS)	4/28/2023
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)	4/28/2023
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)	5/2/2023
Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares (IVDDII)	5/2/2023
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)	5/2/2023
MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)	5/2/2023
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)	5/3/2023
MFS(R) Variable Insurance Trust II - MFS Income Portfolio: Service Class (MVIPSC)	5/5/2023
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)	5/8/2023
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)	5/8/2023
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)	5/9/2023
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)	5/9/2023
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)	5/9/2023
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)	5/10/2023
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	5/12/2023
Invesco - Invesco V.I. High Yield Fund: Series II Shares (AVHY2)	5/15/2023
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)	5/16/2023
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)	5/16/2023
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)	5/31/2023
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)	6/5/2023
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)	5/1/2024
Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II (LACCA2)	5/3/2024
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (LACI2)	5/3/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)	5/7/2024
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)	5/7/2024
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)	5/8/2024
American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)	5/9/2024
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)	5/16/2024
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)	5/16/2024
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)	5/20/2024
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)	5/28/2024
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)	5/28/2024
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)	5/28/2024
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)		4/12/2024
Neuberger Berman Advisers Management Trust - International Equity Portfolio: Class S Shares (AMINS)		5/7/2024
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)		5/21/2024

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	5/21/2024
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)	8/20/2024
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)	12/24/2024
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	12/24/2024
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)	12/24/2024
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)	12/24/2024

The following underlying mutual fund mergers occurred. The subaccounts associated with the underlying mutual funds are no longer available as of December 31, 2024.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)	Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)	4/26/2024

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)	4/26/2024

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)	4/26/2024

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)	4/26/2024

Invesco - Invesco V.I. Conservative Balanced Fund: Series I (OVMS)	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)	4/26/2024

For the one-year period ended December 31, 2024, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
CVN1IF	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F	Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F	5/1/2024

DWVSVS	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	5/1/2024

WRASP	Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	5/1/2024

WRENG	Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	5/1/2024

WRHIP	Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	5/1/2024

WRMCG	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	5/1/2024

WRPAP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Aggressive: Class II	5/1/2024

WRPCP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Conservative: Class II	5/1/2024

WRPMAP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive: Class II	5/1/2024

WRPMAV	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Aggressive - Managed Volatility: Class II	5/1/2024

WRPMCP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative: Class II	5/1/2024

WRPMCV	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderately Conservative - Managed Volatility: Class II	5/1/2024

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

WRPMMV	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate - Managed Volatility: Class II	5/1/2024

WRPMP	Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class	Ivy Variable Insurance Portfolios - Delaware Ivy Pathfinder Moderate: Class II	5/1/2024

LDVS	Lincoln Variable Insurance Products Trust - LVIP Macquarie Value Fund: Service Class	Lincoln Variable Insurance Products Trust - LVIP Delaware Value Fund: Service Class	5/1/2024

MNCPS2	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class	8/12/2024

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2024 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h)	Segment Disclosures

In this reporting period, each subaccount within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM is Product Development. The CODM assesses subaccount performance including investment results reflected in the net increase

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(decrease) in contract owners’ equity resulting from operations as reported in the Statements of Operations as well as investment income ratios, and total return, within the financial highlights of the notes to the financial statements.

(i)	Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

Contract Charges

Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Premium Based Sales Charge – assessed quarterly as an annualized percentage of Purchase Payments	0.15% - 0.70%
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.20% - 0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%
Nationwide Lifetime Income Rider Plus Empire	1.60%
Joint Option for the Nationwide Lifetime Income Rider Plus Empire	0.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2024 and 2023, total transfers to the Separate Account from the fixed account were $332,736,465 and $382,683,625, respectively, and total transfers from the Separate Account to the fixed account were $103,257,331 and $77,221,164, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 investments.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$7,029	$6,744
ALVDAA	-	55,236
ALVGIA	893,848	114,327
ALVGIB	318,252	1,186,990
ALVIVB	6,931,021	5,732,041
ALVPGB	26,914,938	568,676
ALVSVA	22,707	33,603
ALVSVB	13,213,702	20,000,717
ALMGI2	-	42,169
SVDF	-	3,398
SVOF	15,085	41,323
WFVOG2	683	10,031
WFVSCG	7,963,853	21,097,764
AAEIP3	12,953	40,663
ARLPE3	8,827	5,210
AFGC	14,075	43,868
AFGF	518,753	5,384,326
AFHY	11,141	31,346
AMVBC4	58,509,426	2,551,710
AMVCB4	19,005,006	10,648,030
AMVGL4	2,799,360	83,864
AMVGS4	5,041,658	838,372
AMVGV2	23,940,728	9,745,988
AMVHI4	16,058,084	484,319
AMVI4	45,788	29,851
AMVNW4	15,611,204	3,676,180
AMVUA4	906,783	22,945
AVPAP2	16,978,787	98,348,412
PIVF2	2,851,248	32,414
BRVCA3	3,049,943	556,495
BRVDA3	21,501,206	423,480
BRVED3	16,177,099	49,001,593
BRVHY3	14,406,236	11,175,210
BRVTR3	76,310,422	49,130,355
MLVGA3	33,034,013	47,494,883
DCAP	2,022	3,322
DCAPS	27,127	52,951
DGI	1,161,225	2,286,235
DSIF	18,916,259	32,610,555
DSIFS	262,013	63,409
DSRG	728,809	4,791,642
DVDLS	5,557	85,450
DVMCSS	2,909,064	7,289,400
DVSCS	3,037,397	9,199,549
CVN1IF	27,728,225	5,279,029
CVSBF	3,026,501	31,623
CHSMM	4,393,415	4,797,599
CLVGT2	9,307,318	1,982,241
CLVHY2	3,809,905	4,319,377
DWVSVS	9,246,940	9,734,499
ETVFR	10,936,336	17,804,108
FQB	134,304	851,852
FQBS	834,463	1,605,370
FVU2S	90,618	195,116
FAMP	2,224,614	9,482,931
FB2	98,580,176	138,079,179
FC2	179,973,910	33,088,539
FDSCS2	2,005,983	117,989
FEI2	33,719,373	43,172,474
FEIP	18,927,701	34,883,918
FEMS2	9,254,267	7,702,857
FF10S	192,853	587,884
FF10S2	14,052,945	36,377,122
FF20S	630,987	946,196
FF20S2	16,184,855	50,114,838
FF30S	1,376,503	3,158,141
FF30S2	2,657,586	15,209,179
FG2	280,978,952	118,080,522
FGI2	96,288,980	140,493,377
FGP	123,873,108	65,935,087
FHIP	1,766,765	3,386,705

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

FIGBP2	149,491,142	94,309,088
FIGBS	1,506,347	2,249,510
FMC2	26,605,152	38,655,285
FMCS	3,576,020	3,317,908
FNRS2	13,534,892	24,481,586
FO2	18,035,194	17,112,593
FOP	2,704,372	5,742,231
FRESS2	9,847,827	9,498,791
FV2	3,036,822	115,535
FVFRHI	51,264,272	8,976,388
FVICA2	3,311,712	140,870
FVSIS2	6,385,561	222,350
FVSS	1,209,283	921,570
FVSS2	24,381,609	6,951,748
FTVDM2	833,261	1,541,745
FTVFA2	1,511,427	10,545,356
FTVGI2	1,082,017	7,534,974
FTVIS2	11,374,858	27,485,100
FTVMD2	130,181	159,551
FTVRD2	559	3,654
FTVSI2	48,812	284,280
FTVSV2	4,237,443	11,542,582
TIF2	815,467	3,322,236
GVGMNS	309,435	2,517,799
GVMSAS	2,329,658	855,428
GVSSCS	189,577	114,578
RVARS	1,020,828	5,658,914
ACEG2	37,649	96,298
AVHY2	411,906	6,781
IVBRA1	10,029	19,830
IVCPB2	5,177,952	141,376
IVCPBI	636,980	1,228,813
IVDDII	3,617,260	154,296
IVKEI1	19,371,957	1,660,278
IVMCC2	648,201	2,301,607
OVAG	557,951	1,789,943
OVAG2	1,951,459	2,376,015
OVGIS	73,976	74,729
OVGS	6,906,490	16,587,458
OVGSS	10,289,815	25,657,234
OVIG	173,110	304,965
OVIGS	147,400	589,309
OVSB	89,417	153,942
OVSBS	270,152	564,315
OVSC	523,693	1,066,289
OVSCS	25,879,525	17,725,142
WRASP	5,548,202	21,254,192
WRENG	3,554	607
WRHIP	3,562,634	7,603,287
WRMCG	20,923,092	22,764,519
WRPAP	433	284
WRPCP	70,740	310,379
WRPMAP	469,361	9,827,438
WRPMAV	48,092	510,013
WRPMCP	218,568	439,161
WRPMP	285,978	4,776,457
JABS	27,109,095	15,885,312
JACAS	9,691,954	30,589,537
JAFBS	25,499,743	10,974,544
JAGSEI	4,913,311	2,668,516

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

JAGTS	67,642,094	69,915,406
JAIGS	2,831,117	3,178,609
JAMGS	6,429,667	503,954
JAWGS	4,308,506	602,552
LZREMS	104,254	394,512
SBVSG2	1,504,528	59,201
LACB2	19,725,835	1,641,656
LACCA2	29,939	23,374
LACDV2	11,870,327	223,385
LACDVS	2,643,845	321,121
LACI2	6,348	2,101
LACIP2	4,981,676	2,688,154
LACIPS	469,355,467	248,977,739
LACMV2	9,636,221	2,718,005
LACMVS	160,696,484	13,700,139
LACVS	24,135,530	3,150,765
LDVS	85,276	118,557
LJPCBS	11,350,856	12,189,730
LJPMVS	1,478,797	1,567,287
LOVSDC	210,546	840,955
LOVTRC	42,329,605	5,793,967
M2IGSS	718,240	946,477
M3GRES	43,860	30,885
MEGSS	15,300,082	731,089
MMCGSC	3,351,231	824,478
MNDSC	12,863,196	6,959,472
MV2RIS	7,370,913	1,561,638
MV3LMS	5,480,732	1,105,133
MV3MVS	18,791,740	6,649,266
MVBDS	9,407,907	258,642
MVBRES	74,661	128,400
MVFSC	40,232,810	60,102,165
MVIGSC	9,659,641	6,978,004
MVIPSC	5,307,186	682,993
MVIVSC	17,186,237	43,217,056
MVRBSS	675,189	428,464
MVUSC	12,888	181,074
MSEM	69,138	73,234
MSEMB	38,144	34,949
MSVEG2	16,782,674	21,688,905
DTRTFB	20,567,741	5,067,528
EIF	299,371	1,054,998
EIF2	35,765,723	51,989,689
GBF	12,436,576	20,253,294
GBF2	69,043	42,603
GEM	282,207	1,082,760
GEM2	4,672,478	11,249,457
GIG	294,580	1,406,230
GVAAA2	229,402,318	937,345,744
GVABD2	354,365,850	444,281,827
GVAGG2	59,287,673	37,561,119
GVAGI2	212,620,576	702,013,803
GVAGR2	190,716,104	104,824,888
GVDMA	7,781,219	81,732,928
GVDMC	2,472,838	74,005,813
GVEX1	459,037	260,285
GVEX2	206,658,852	152,986,703
GVIDA	14,991,526	36,849,208
GVIDC	29,912,106	101,566,066
GVIDM	2,526,009	230,682,858

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

GVIX2	1,805,388	2,629,678
GVIX8	16,517,436	13,785,423
HIBF	4,839,617	6,421,099
IDPG2	3,790,561	151,495,834
IDPGI2	6,340,209	50,494,347
MCIF	68,577,364	47,574,892
MCIF2	677,554	344,286
MSBF	71,015,215	48,249,349
NAMAA2	9,616,068	348,865,071
NAMGI2	43,023,072	140,582,388
NCPG2	3,268,578	168,215,628
NCPGI2	3,281,148	67,636,885
NJNDE2	34,897,147	21,651,566
NVAMV1	2,905,938	4,822,741
NVAMV2	5,477,973	11,355,299
NVAMVX	678,323	649,260
NVAMVZ	17,347,545	32,421,767
NVBX	61,627	19,865
NVCBD1	310,593	299,734
NVCBD2	8,637,722	14,385,720
NVCCA2	17,827,034	306,343,088
NVCCN2	36,184,961	117,472,432
NVCMA2	21,298,460	42,180,612
NVCMC2	4,280,521	82,247,476
NVCMD2	25,264,577	278,674,176
NVCRA2	23,453,743	22,223,842
NVCRB2	13,585,331	245,595,185
NVDBL2	482,795	198,319,343
NVDCA2	566,471	173,383,072
NVFIII	19,914,593	2,082,366
NVGEII	13,500,941	6,176,535
NVIE6	9,155,795	5,886,777
NVLCP2	109,171	59,762
NVLCPP	34,779,874	54,452,406
NVMGA2	10,038,268	47,053,921
NVMIG1	165,664	2,170,896
NVMIG6	2,620,958	26,117,731
NVMIVX	122,580	321,536
NVMIVZ	19,767,690	34,279,503
NVMLG1	3,117,398	4,231,731
NVMLG2	61,906,174	38,981,570
NVMM2	4,896,893	2,904,085
NVMMG1	512,531	17,837,118
NVMMG2	4,120,273	22,542,082
NVMMV1	57,763	27,525
NVMMV2	8,074,880	29,556,488
NVNMO1	26,577,983	10,536,699
NVNMO2	17,235,677	9,557,028
NVNSR1	344,284	362,704
NVNSR2	13,078,195	11,729,713
NVOLG1	5,371,688	61,111,733
NVOLG2	6,942,975	97,424,670
NVRE1	881,186	4,036,605
NVRE2	7,266,070	12,464,159
NVSIX2	43,367,859	27,048,486
NVSTB2	21,714,066	36,973,347
NVTIV3	1,259,171	3,199,064
SAM	359,694,707	273,829,701
SCF	2,273,187	7,873,068
SCF2	31,969,820	18,507,856

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

SCGF	1,024,871	1,050,151
SCGF2	32,497,277	20,186,746
SCVF	420,930	3,743,125
SCVF2	8,195,997	13,152,797
TRF	6,601,950	13,979,343
TRF2	8,853,820	17,041,253
AMCG	280	705
AMMCGS	922,190	1,142,822
AMSRS	1,114,592	2,547,810
AMTB	4,908,102	7,463,760
NOTB4	112,640	1,117,267
NOTG4	81,509	1,166,337
NOTMG4	145,643	466,787
MNCPS2	27,313	13,201
PMUBA	4,480	19,868
PMVAAD	3,105,110	6,501,883
PMVEBD	1,415,621	2,561,240
PMVFAD	25,098,380	21,765,411
PMVFHA	6,056	23,776
PMVFHV	1,481,700	33,155
PMVHYD	30,083	104,422
PMVIV	36,083,627	516,143
PMVLAD	42,401,263	56,062,073
PMVRA	1,980,935	182,830
PMVRSD	103,959	76,931
PMVSTA	34,677,309	17,994,373
PMVTRD	71,490	81,500
PVEIB	64,161,915	10,098,516
PVGOB	1,195,695	1,321,014
PVGPB	2,193,317	20,466
PVIGIB	6,766,785	2,636,976
PVNOB	9,948,833	5,461,966
PVTIGB	6,105,346	2,860,333
ROCSC	3,404	2,405
TRHS2	36,064,800	32,167,205
TRMCG2	28,924,134	21,919,498
VVGGS	18,784	215,041
VWBF	399,839	690,602
VWEM	631,914	1,225,575
VWHA	232,563	1,485,397
VWHAS	5,359,974	10,295,720
VRVDRA	5,556,832	4,585,511

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2024, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2024. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a value or range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Hedged Allocation Portfolio: Class B (ALVBWB)
2024	0.40%			9,010	$20.30			$182,865	1.78%	8.14%
2023	0.40%			9,312	18.77			174,768	0.85%	12.21%
2022	0.40%			12,242	16.73			204,766	3.07%	-19.49%
2021	0.40%			12,916	20.78			268,365	0.24%	12.91%
2020	0.40%			18,898	18.40			347,712	2.16%	8.81%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2023	0.60%			3,985	13.97			55,671	0.88%	13.02%
2022	0.60%			3,848	12.36			47,564	2.89%	-18.94%
2021	0.60%			4,093	15.25			62,410	1.90%	9.02%
2020	0.60%			4,485	13.99			62,732	1.82%	4.39%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A (ALVGIA)
2024	1.15%	to	2.40%	70,926	10.71	to	10.62	757,954	1.03%	7.14%	to	6.24%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class B (ALVGIB)
2024	0.95%	to	2.20%	73,365	46.62	to	43.91	3,745,080	1.30%	11.69%	to	10.27%
2023	0.95%	to	2.20%	94,281	41.74	to	39.82	4,272,200	1.24%	10.66%	to	9.27%
2022	0.95%	to	2.20%	105,433	37.72	to	36.44	4,312,288	1.06%	-5.33%	to	-6.52%
2021	0.95%	to	2.20%	100,102	39.84	to	38.98	4,398,361	0.64%	26.62%	to	25.03%
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2024	0.40%	to	2.55%	318,849	10.33	to	8.93	3,062,568	2.54%	4.39%	to	2.12%
2023	0.40%	to	2.55%	241,027	9.89	to	8.74	2,244,581	0.33%	14.37%	to	11.91%
2022	0.40%	to	2.05%	235,563	8.65	to	8.00	1,940,486	3.93%	-14.14%	to	-15.56%
2021	0.40%	to	2.40%	290,594	10.07	to	9.35	2,806,014	1.86%	10.41%	to	8.19%
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2024	1.05%	to	2.35%	2,248,231	11.61	to	11.51	26,021,617	0.00%	16.10%	to	15.08%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A (ALVSVA)
2024	0.40%	to	0.60%	9,647	26.86	to	26.24	256,899	0.86%	9.58%	to	9.36%
2023	0.40%	to	0.60%	10,633	24.51	to	23.99	258,781	1.16%	16.71%	to	16.48%
2022	0.40%	to	0.60%	19,141	21.00	to	20.60	399,655	1.11%	-15.97%	to	-16.13%
2021	0.40%	to	0.60%	24,079	24.99	to	24.56	599,151	0.73%	35.40%	to	35.13%
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B (ALVSVB)
2024	0.40%	to	2.80%	1,842,221	36.65	to	41.95	108,264,932	0.65%	9.28%	to	6.63%
2023	0.40%	to	2.85%	2,050,730	33.54	to	38.93	111,286,624	0.81%	16.40%	to	13.54%
2022	0.40%	to	2.85%	2,174,091	28.82	to	34.29	102,586,045	0.82%	-16.15%	to	-18.21%
2021	0.40%	to	2.85%	2,421,295	34.37	to	41.92	138,828,800	0.60%	35.06%	to	31.74%
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2024	0.95%	to	1.05%	22,862	13.00	to	12.96	296,548	0.00%	19.91%	to	19.79%
2023	0.95%	to	1.05%	26,211	10.84	to	10.82	283,769	0.00%	22.01%	to	21.88%
2022	0.95%	to	1.05%	26,168	8.88			232,376	0.00%	-11.16%	to	-11.21%	****
Allspring Variable Trust - VT Discovery All Cap Growth Fund: Class 2 (WFVOG2)
2024	1.40%			89	53.67			4,772	0.00%	19.30%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	1.40%			282	44.99			12,698	0.00%	31.31%
2022	1.40%			285	34.26			9,765	0.00%	-38.08%
2021	1.40%			291	55.33			16,102	0.00%	13.36%
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2024	0.40%	to	2.55%	2,696,809	54.66	to	37.15	124,676,564	0.00%	18.23%	to	15.66%
2023	0.40%	to	2.75%	2,946,388	46.23	to	30.89	116,209,616	0.00%	3.69%	to	1.25%
2022	0.40%	to	2.75%	2,886,784	44.59	to	30.50	110,568,906	0.00%	-34.68%	to	-36.22%
2021	0.40%	to	2.75%	2,678,036	68.26	to	47.83	158,327,753	0.00%	7.21%	to	4.68%
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2024	0.40%	to	0.60%	11,358	15.82	to	15.52	176,641	3.78%	40.03%	to	39.75%
2023	0.40%	to	0.60%	14,281	11.30	to	11.10	159,397	3.06%	13.45%	to	13.22%
2022	0.40%	to	0.60%	15,867	9.96	to	9.81	156,273	4.62%	16.85%	to	16.62%
2021	0.40%	to	0.60%	8,676	8.52	to	8.41	73,628	2.45%	37.22%	to	36.95%
2020	0.40%			3,988	6.21			24,770	3.26%	-25.43%
ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III (ARLPE3)
2024	0.60%			6,289	17.23			108,351	8.43%	17.30%
2023	0.60%			6,554	14.69			96,269	0.00%	28.03%
2022	0.60%			6,940	11.47			79,623	12.47%	-29.33%
2021	0.60%			6,940	16.24			112,676	4.16%	23.19%
2020	0.60%			11,330	13.18			149,335	13.58%	8.60%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 1 (AFGC)
2024	1.30%			8,632	35.81			309,092	4.15%	-0.33%
2023	1.30%			9,734	35.93			349,715	3.64%	1.87%
2022	1.30%			11,683	35.27			412,027	3.11%	-11.90%
2021	1.30%			17,175	40.03			687,566	1.52%	-1.74%
2020	1.30%			17,811	40.74			725,635	2.03%	8.66%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2024	1.30%			26,476	492.08			13,028,436	0.53%	30.24%
2023	1.30%			38,001	377.83			14,357,848	0.61%	37.01%
2022	1.30%			39,482	275.76			10,887,927	0.57%	-30.67%
2021	1.30%			43,683	397.75			17,375,021	0.46%	20.71%
2020	1.30%			46,920	329.52			15,461,329	0.56%	50.48%
American Funds Insurance Series(R) - American High-Income Trust: Class 1 (AFHY)
2024	1.30%			1,903	86.26			164,180	6.40%	8.49%
2023	1.30%			2,250	79.51			178,862	6.01%	11.23%
2022	1.30%			4,087	71.48			292,086	7.69%	-10.19%
2021	1.30%			5,145	79.60			409,537	3.73%	7.32%
2020	1.30%			6,943	74.17			514,946	9.15%	6.80%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2024	0.40%	to	2.75%	6,400,750	19.34	to	12.77	111,322,606	1.84%	18.37%	to	15.57%
2023	0.40%	to	2.75%	3,180,461	16.34	to	11.05	45,975,354	2.22%	16.51%	to	13.77%
2022	0.40%	to	2.40%	1,307,814	14.03	to	9.74	16,382,936	3.27%	-9.05%	to	-2.61%
2021	0.40%	to	1.45%	204,215	15.42	to	14.79	3,085,728	1.59%	27.00%	to	25.66%
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2024	0.40%	to	2.40%	802,448	14.48	to	10.75	9,009,144	5.69%	9.49%	to	7.50%
2023	0.40%	to	0.60%	82,868	13.23	to	13.08	1,089,931	2.78%	8.32%	to	8.10%
2022	0.40%	to	0.60%	60,837	12.21	to	12.10	738,854	2.58%	-7.74%	to	-7.93%
2021	0.40%	to	0.60%	47,995	13.24	to	13.14	631,823	2.71%	14.22%	to	13.99%
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
American Funds Insurance Series(R) - American Funds(R) Global Balanced Fund: Class 4 (AMVGL4)
2024	1.05%	to	1.95%	255,163	10.49	to	10.42	2,670,311	1.99%	4.88%	to	4.24%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2024	0.40%	to	2.40%	611,573	12.81	to	10.62	6,752,797	0.79%	1.71%	to	-0.35%
2023	0.40%	to	2.40%	234,857	12.60	to	10.65	2,650,028	0.03%	15.32%	to	6.55%
2022	0.40%	to	0.60%	58,445	10.92	to	10.82	633,071	0.00%	-29.97%	to	-30.11%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.40%	to	0.60%	56,798	15.60	to	15.48	880,112	0.00%	6.00%	to	5.79%
2020	0.60%			43,527	14.64			637,018	0.13%	28.61%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2 (AMVGV2)
2024	0.40%	to	2.75%	3,655,675	9.81	to	9.21	34,894,170	4.67%	0.34%	to	-2.04%
2023	0.40%	to	2.75%	2,278,788	9.78	to	9.40	21,904,264	4.61%	2.48%	to	0.07%
2022	0.40%	to	2.20%	814,742	9.54	to	9.43	7,725,639	7.50%	-4.57%	to	-5.71%	****
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2024	0.95%	to	2.30%	1,427,719	10.69	to	10.60	15,230,361	9.58%	6.94%	to	5.96%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2024	0.40%	to	1.15%	80,567	10.72	to	11.51	850,923	1.00%	2.52%	to	1.74%
2023	0.40%	to	1.15%	79,338	10.45	to	11.31	821,129	1.13%	15.10%	to	14.23%
2022	0.40%	to	1.15%	80,853	9.08	to	9.90	730,127	1.67%	-21.34%	to	-21.93%
2021	0.40%	to	1.15%	55,554	11.55	to	12.69	639,291	2.42%	-2.11%	to	-2.84%
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2024	0.90%	to	2.40%	2,198,317	12.95	to	10.95	27,685,124	1.42%	5.37%	to	3.77%
2023	0.90%	to	2.40%	1,279,870	12.29	to	10.56	15,269,330	1.88%	6.67%	to	12.90%
2022	0.95%	to	2.00%	260,431	10.71	to	9.38	2,735,577	1.69%	-22.99%	to	-6.24%
2021	0.95%	to	1.35%	29,929	13.91	to	13.82	415,042	0.81%	3.64%	to	3.22%
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
2024	0.90%	to	1.10%	135,815	9.93	to	9.90	1,348,718	6.00%	-0.47%	to	-0.67%
2023	0.90%	to	1.10%	51,450	9.98	to	9.96	513,348	7.56%	-0.22%	to	-0.35%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2024	0.40%	to	2.75%	24,772,754	19.35	to	14.65	458,355,905	1.92%	14.17%	to	11.46%
2023	0.40%	to	2.75%	29,868,911	16.95	to	13.14	489,923,282	1.83%	9.79%	to	7.21%
2022	0.40%	to	2.75%	34,391,806	15.44	to	12.26	519,495,353	2.17%	-14.31%	to	-16.33%
2021	0.40%	to	2.85%	38,311,866	18.02	to	14.52	682,553,219	1.35%	12.05%	to	9.30%
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2024	0.95%	to	1.80%	252,580	11.24	to	11.18	2,832,609	0.44%	12.44%	to	11.80%	****
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)
2024	0.90%	to	1.10%	188,730	16.36	to	16.30	3,085,563	0.00%	30.74%	to	30.48%
2023	0.90%	to	1.10%	90,799	12.51	to	12.49	1,135,678	0.00%	25.11%	to	24.95%	****
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (BRVDA3)
2024	0.90%	to	1.95%	1,814,807	11.96	to	10.83	21,333,252	4.98%	10.35%	to	8.26%
2023	0.90%	to	1.10%	133,362	10.84	to	10.82	1,444,543	3.03%	8.37%	to	8.23%	****
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2024	0.40%	to	2.85%	7,608,653	22.20	to	17.45	152,482,367	2.20%	9.26%	to	6.56%
2023	0.40%	to	2.85%	9,927,122	20.32	to	16.37	183,932,975	1.77%	11.54%	to	8.81%
2022	0.40%	to	2.85%	11,796,314	18.21	to	15.05	198,076,261	1.42%	-4.49%	to	-6.83%
2021	0.40%	to	2.85%	13,407,076	19.07	to	16.15	238,259,220	1.28%	19.82%	to	16.87%
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2024	0.40%	to	2.40%	5,391,423	13.70	to	12.16	72,184,468	6.64%	7.42%	to	5.25%
2023	0.40%	to	2.40%	5,419,771	12.75	to	11.55	68,220,109	6.24%	12.49%	to	10.24%
2022	0.40%	to	2.50%	5,146,571	11.34	to	10.40	58,100,082	4.96%	-10.92%	to	-12.79%
2021	0.40%	to	2.55%	4,942,037	12.73	to	11.88	63,267,127	4.10%	4.81%	to	2.54%
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2024	0.40%	to	2.85%	53,811,540	10.62	to	8.35	522,468,325	4.10%	0.73%	to	-1.76%
2023	0.40%	to	2.85%	52,479,741	10.55	to	8.50	510,113,688	3.54%	5.00%	to	2.43%
2022	0.40%	to	2.85%	48,491,736	10.04	to	8.30	452,740,654	1.89%	-14.62%	to	-16.71%
2021	0.40%	to	2.85%	46,245,716	11.76	to	9.96	510,155,837	1.38%	-2.08%	to	-4.49%
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2024	0.40%	to	2.75%	11,925,998	26.06	to	17.93	257,798,767	1.40%	8.49%	to	5.92%
2023	0.40%	to	2.75%	13,586,382	24.02	to	16.93	273,311,258	2.45%	12.04%	to	9.41%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.40%	to	2.75%	14,835,357	21.44	to	15.47	269,201,496	0.00%	-16.41%	to	-18.38%
2021	0.40%	to	2.75%	16,077,316	25.65	to	18.95	352,943,929	0.82%	5.99%	to	3.49%
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2024	0.40%	to	1.50%	6,208	43.28	to	56.08	283,504	0.18%	12.03%	to	10.79%
2023	0.40%	to	1.50%	7,309	38.64	to	50.62	295,663	0.49%	20.19%	to	18.86%
2022	0.40%	to	1.50%	7,547	32.15	to	42.59	255,984	0.43%	-18.58%	to	-19.48%
2021	0.40%	to	1.50%	7,562	39.48	to	52.89	316,876	0.25%	26.27%	to	24.87%
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2024	0.80%	to	1.40%	254,962	76.85	to	64.83	16,912,959	0.54%	21.74%	to	21.00%
2023	0.80%	to	1.40%	285,127	63.13	to	53.58	15,620,103	0.65%	25.67%	to	24.92%
2022	0.80%	to	1.40%	302,903	50.23	to	42.89	13,268,821	0.79%	-15.50%	to	-16.01%
2021	0.80%	to	1.40%	324,886	59.44	to	51.07	16,926,571	0.47%	24.63%	to	23.87%
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2024	0.80%	to	1.40%	1,776,613	126.79	to	136.23	247,661,594	1.16%	23.66%	to	22.91%
2023	0.80%	to	1.40%	1,998,337	102.53	to	110.84	226,509,474	1.41%	24.92%	to	24.17%
2022	0.80%	to	1.40%	2,220,858	82.08	to	89.26	202,614,556	1.33%	-18.97%	to	-19.46%
2021	0.80%	to	1.40%	2,422,495	101.29	to	110.83	274,133,955	1.14%	27.38%	to	26.62%
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2024	1.45%	to	1.55%	10,233	70.25	to	68.70	717,165	0.91%	22.53%	to	22.41%
2023	1.45%	to	1.55%	7,685	57.33	to	56.13	439,218	1.16%	23.79%	to	23.66%
2022	1.45%	to	1.55%	9,675	46.31	to	45.39	447,011	1.08%	-19.70%	to	-19.78%
2021	1.45%	to	1.55%	11,520	57.68	to	56.58	663,173	0.76%	26.26%	to	26.13%
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2024	0.80%	to	1.40%	430,685	88.42	to	96.64	44,446,113	0.54%	23.89%	to	23.13%
2023	0.80%	to	1.40%	471,702	71.37	to	78.48	39,496,780	0.74%	22.83%	to	22.09%
2022	0.80%	to	1.40%	510,415	58.11	to	64.28	34,994,845	0.53%	-23.49%	to	-23.95%
2021	0.80%	to	1.40%	555,601	75.95	to	84.53	50,019,348	0.76%	25.98%	to	25.22%
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2024	0.95%	to	1.90%	16,760	27.41	to	28.64	510,191	0.51%	3.36%	to	2.37%
2023	0.95%	to	2.10%	19,319	26.52	to	26.81	566,933	0.09%	7.98%	to	6.73%
2022	0.95%	to	2.25%	21,763	24.56	to	24.36	594,318	0.00%	-17.62%	to	-18.70%
2021	0.95%	to	2.25%	21,937	29.81	to	29.97	730,186	0.00%	15.06%	to	13.55%
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2024	0.40%	to	2.85%	1,722,623	21.14	to	16.21	32,264,487	0.61%	11.88%	to	9.11%
2023	0.40%	to	2.85%	1,971,837	18.89	to	14.85	33,374,766	0.55%	17.52%	to	14.63%
2022	0.40%	to	2.85%	2,170,198	16.08	to	12.96	31,629,076	0.46%	-14.63%	to	-16.72%
2021	0.40%	to	2.85%	2,480,470	18.83	to	15.56	42,797,568	0.43%	25.06%	to	21.98%
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2024	0.40%	to	2.55%	821,124	41.13	to	51.84	47,701,840	1.14%	7.52%	to	5.19%
2023	0.40%	to	2.55%	944,708	38.25	to	49.28	51,685,721	1.07%	14.93%	to	12.45%
2022	0.40%	to	2.55%	1,030,819	33.29	to	43.83	49,868,075	0.93%	-16.98%	to	-18.77%
2021	0.40%	to	2.55%	1,143,765	40.09	to	53.95	67,131,236	0.71%	25.64%	to	22.93%
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (CVN1IF)
2024	0.75%	to	1.95%	1,865,780	12.07	to	11.98	22,428,327	0.40%	20.74%	to	19.76%	****
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
2024	1.15%	to	2.40%	260,876	11.36	to	11.27	2,958,105	1.99%	13.65%	to	12.69%	****
Schwab Annuity Portfolios - Schwab(R)Government Money Market Portfolio (CHSMM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.75%	to	1.35%	640,732	10.54	to	10.16	6,789,817	4.97%	4.27%	to	3.64%
2023	0.75%	to	1.35%	705,391	10.11	to	9.80	7,194,056	4.77%	4.11%	to	3.48%
2022	0.75%	to	1.35%	742,491	9.71	to	9.47	7,408,715	1.47%	0.67%	to	0.06%
2021	0.75%	to	1.35%	836,847	9.64	to	9.47	8,204,248	0.07%	-0.69%	to	-1.29%
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2024	0.95%	to	2.30%	625,123	12.19	to	12.08	7,599,168	0.00%	21.90%	to	20.79%	****
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 (CLVHY2)
2024	0.40%	to	2.55%	1,428,616	13.27	to	11.23	17,599,328	5.70%	6.45%	to	4.14%
2023	0.40%	to	2.55%	1,543,344	12.47	to	10.78	17,954,243	3.99%	11.42%	to	9.02%
2022	0.40%	to	1.95%	1,175,810	11.19	to	10.24	12,445,453	5.21%	-11.14%	to	-12.52%
2021	0.40%	to	2.40%	1,018,946	12.59	to	11.45	12,250,764	5.04%	4.37%	to	2.27%
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (DWVSVS)
2024	0.40%	to	2.85%	3,497,032	25.16	to	18.82	78,052,283	0.99%	10.57%	to	7.84%
2023	0.40%	to	2.85%	3,649,190	22.76	to	17.45	74,250,064	0.64%	8.66%	to	6.00%
2022	0.40%	to	2.85%	3,729,906	20.94	to	16.46	70,414,801	0.52%	-12.71%	to	-14.85%
2021	0.40%	to	2.85%	3,716,839	23.99	to	19.33	81,105,921	0.59%	33.48%	to	30.20%
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2024	0.40%	to	2.75%	6,829,603	14.33	to	10.91	87,089,274	7.90%	7.25%	to	4.70%
2023	0.40%	to	2.75%	7,874,144	13.36	to	10.42	94,396,483	8.20%	10.77%	to	8.16%
2022	0.40%	to	2.80%	8,983,148	12.06	to	9.59	98,063,994	4.61%	-3.12%	to	-5.45%
2021	0.40%	to	2.75%	7,443,287	12.45	to	10.19	83,996,540	2.88%	3.21%	to	0.78%
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2024	0.80%	to	1.40%	163,138	19.31	to	16.83	2,804,886	3.32%	3.05%	to	2.42%
2023	0.80%	to	1.40%	209,921	18.74	to	16.43	3,513,130	2.58%	5.29%	to	4.65%
2022	0.80%	to	1.40%	235,231	17.80	to	15.70	3,761,523	2.63%	-10.00%	to	-10.54%
2021	0.80%	to	1.40%	250,338	19.78	to	17.55	4,469,733	2.56%	-2.18%	to	-2.78%
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2024	0.95%	to	2.30%	687,781	16.36	to	12.15	9,979,970	2.78%	2.63%	to	1.22%
2023	0.95%	to	2.30%	749,788	15.94	to	12.01	10,674,950	2.40%	4.85%	to	3.42%
2022	0.95%	to	2.30%	808,674	15.20	to	11.61	11,066,337	2.37%	-10.31%	to	-11.53%
2021	0.95%	to	2.30%	915,778	16.95	to	13.12	14,069,764	2.27%	-2.60%	to	-3.92%
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2024	0.95%	to	1.85%	39,025	13.15	to	12.40	498,931	1.93%	14.31%	to	13.26%
2023	0.95%	to	1.85%	47,285	11.50	to	10.95	531,367	1.61%	7.30%	to	6.33%
2022	0.95%	to	1.85%	51,079	10.72	to	10.30	536,951	0.00%	-14.81%	to	-15.58%
2021	0.95%	to	1.85%	47,630	12.58	to	12.20	590,460	1.55%	17.13%	to	16.07%
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2024	0.80%	to	1.40%	990,405	48.74	to	42.83	64,955,861	2.35%	7.62%	to	6.97%
2023	0.80%	to	1.40%	1,122,472	45.28	to	40.04	68,693,843	2.27%	12.04%	to	11.37%
2022	0.80%	to	1.40%	1,247,167	40.42	to	35.95	68,610,884	2.00%	-15.62%	to	-16.12%
2021	0.80%	to	1.40%	1,381,586	47.89	to	42.86	90,202,727	1.55%	9.04%	to	8.38%
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2024	0.40%	to	2.55%	56,542,962	23.14	to	19.15	1,203,597,948	1.68%	15.16%	to	12.67%
2023	0.40%	to	2.55%	60,562,401	20.09	to	17.00	1,130,525,700	1.55%	20.75%	to	18.15%
2022	0.40%	to	2.55%	61,110,368	16.64	to	14.39	953,552,455	1.08%	-18.51%	to	-20.27%
2021	0.40%	to	2.55%	58,022,390	20.42	to	18.05	1,121,307,676	0.76%	17.52%	to	14.98%
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2024	0.40%	to	2.40%	5,970,023	50.69	to	73.23	488,552,335	0.03%	32.91%	to	30.23%
2023	0.40%	to	2.40%	4,717,041	38.14	to	56.23	292,222,037	0.28%	32.59%	to	29.93%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.40%	to	2.40%	3,971,397	28.77	to	43.28	191,270,490	0.30%	-26.78%	to	-28.25%
2021	0.40%	to	2.75%	2,980,286	39.29	to	52.39	206,269,586	0.02%	27.00%	to	24.01%
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
2024	0.90%	to	1.10%	246,970	13.56	to	13.52	3,349,033	1.06%	15.52%	to	15.29%
2023	0.90%			101,150	11.74			1,187,464	1.12%	17.40%			****
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2024	0.40%	to	2.75%	8,051,246	32.03	to	32.54	358,993,825	1.58%	14.59%	to	11.88%
2023	0.40%	to	2.85%	8,707,711	27.95	to	28.47	345,156,489	1.75%	9.94%	to	7.24%
2022	0.40%	to	2.85%	9,148,788	25.42	to	26.55	335,644,465	1.73%	-5.62%	to	-7.94%
2021	0.40%	to	2.85%	9,481,876	26.94	to	28.84	373,846,650	1.70%	24.11%	to	21.06%
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2024	0.80%	to	1.40%	1,821,215	81.42	to	91.22	247,296,177	1.72%	14.42%	to	13.72%
2023	0.80%	to	1.40%	2,058,969	71.16	to	80.21	245,675,400	1.87%	9.77%	to	9.10%
2022	0.80%	to	1.40%	2,290,342	64.83	to	73.51	249,690,118	1.84%	-5.72%	to	-6.29%
2021	0.80%	to	1.40%	2,538,148	68.76	to	78.45	294,257,351	1.87%	23.89%	to	23.15%
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2024	0.40%	to	2.40%	4,493,050	12.78	to	11.16	53,827,677	1.25%	9.27%	to	7.06%
2023	0.40%	to	2.40%	4,356,777	11.70	to	10.43	48,236,100	2.05%	9.05%	to	6.87%
2022	0.40%	to	2.40%	4,220,153	10.73	to	9.76	43,253,638	1.63%	-20.69%	to	-22.28%
2021	0.40%	to	2.50%	3,494,272	13.52	to	12.51	45,571,869	2.37%	-2.80%	to	-4.85%
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2024	0.80%	to	1.40%	145,616	21.37	to	19.08	2,828,407	3.32%	4.42%	to	3.78%
2023	0.80%	to	1.40%	169,736	20.47	to	18.39	3,165,191	3.70%	8.40%	to	7.75%
2022	0.80%	to	1.40%	213,593	18.88	to	17.06	3,694,205	2.06%	-14.26%	to	-14.77%
2021	0.80%	to	1.40%	251,352	22.02	to	20.02	5,098,162	0.89%	4.95%	to	4.31%
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2024	0.95%	to	2.85%	9,545,806	23.61	to	15.26	194,131,143	3.26%	4.15%	to	2.14%
2023	0.95%	to	2.85%	10,844,739	22.67	to	14.94	212,725,081	3.63%	8.05%	to	5.98%
2022	0.95%	to	2.85%	12,602,083	20.98	to	14.10	229,605,565	1.93%	-14.48%	to	-16.12%
2021	0.95%	to	2.85%	14,022,493	24.54	to	16.81	299,900,615	0.79%	4.59%	to	2.59%
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2024	0.80%	to	1.40%	262,258	24.12	to	21.54	5,757,375	2.71%	6.69%	to	6.04%
2023	0.80%	to	1.40%	289,152	22.61	to	20.31	5,968,711	3.17%	11.44%	to	10.77%
2022	0.80%	to	1.40%	298,259	20.29	to	18.34	5,552,663	1.95%	-16.50%	to	-17.01%
2021	0.80%	to	1.40%	355,112	24.30	to	22.09	7,958,695	0.97%	8.59%	to	7.93%
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2024	1.10%	to	2.75%	11,044,872	25.62	to	18.40	263,891,938	2.52%	6.22%	to	4.44%
2023	1.10%	to	2.75%	12,950,081	24.12	to	17.62	292,401,183	2.94%	10.99%	to	9.14%
2022	1.10%	to	2.75%	14,602,455	21.73	to	16.15	298,206,441	1.84%	-16.89%	to	-18.28%
2021	1.10%	to	2.75%	16,526,244	26.15	to	19.76	407,506,690	0.82%	8.06%	to	6.26%
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2024	0.80%	to	1.40%	568,111	27.58	to	24.63	14,262,501	2.11%	8.46%	to	7.80%
2023	0.80%	to	1.40%	644,303	25.43	to	22.85	14,994,178	2.39%	13.64%	to	12.96%
2022	0.80%	to	1.40%	664,027	22.38	to	20.23	13,665,905	1.87%	-17.61%	to	-18.11%
2021	0.80%	to	1.40%	662,336	27.16	to	24.70	16,625,901	0.98%	11.34%	to	10.67%
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2024	1.10%	to	2.70%	2,784,280	30.14	to	21.87	77,211,611	1.92%	7.93%	to	6.17%
2023	1.10%	to	2.50%	3,258,505	27.93	to	21.40	84,002,790	2.22%	13.20%	to	11.60%
2022	1.10%	to	2.50%	3,476,229	24.67	to	19.18	79,388,107	1.73%	-18.00%	to	-19.16%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	1.10%	to	2.60%	3,465,488	30.09	to	23.32	96,637,719	0.90%	10.84%	to	9.16%
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2024	0.40%	to	2.85%	10,630,690	63.66	to	64.66	964,877,263	0.00%	29.55%	to	26.35%
2023	0.40%	to	2.85%	11,018,754	49.14	to	51.18	782,534,846	0.00%	35.35%	to	32.03%
2022	0.40%	to	2.85%	11,121,608	36.31	to	38.76	592,443,929	0.35%	-24.95%	to	-26.79%
2021	0.40%	to	2.85%	11,354,636	48.37	to	52.94	815,237,269	0.00%	22.41%	to	19.40%
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2024	0.40%	to	2.75%	36,456,991	27.88	to	22.67	936,837,795	1.24%	21.47%	to	18.59%
2023	0.40%	to	2.75%	40,898,930	22.95	to	19.12	873,245,799	1.50%	17.89%	to	15.12%
2022	0.40%	to	2.50%	42,828,698	19.47	to	16.89	782,956,017	1.53%	-5.55%	to	-7.54%
2021	0.40%	to	2.55%	41,953,858	20.61	to	18.22	819,699,089	2.31%	25.14%	to	22.44%
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2024	0.80%	to	1.40%	1,724,447	143.20	to	167.61	581,011,707	0.00%	29.34%	to	28.56%
2023	0.80%	to	1.40%	1,897,898	110.72	to	130.38	499,480,065	0.13%	35.15%	to	34.34%
2022	0.80%	to	1.40%	2,093,774	81.92	to	97.05	408,599,971	0.62%	-25.06%	to	-25.51%
2021	0.80%	to	1.40%	2,300,262	109.32	to	130.30	599,962,755	0.00%	22.23%	to	21.49%
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2024	0.80%	to	1.40%	538,353	30.51	to	29.49	23,410,774	5.83%	8.10%	to	7.44%
2023	0.80%	to	1.40%	603,142	28.22	to	27.45	24,372,475	5.51%	9.60%	to	8.93%
2022	0.80%	to	1.40%	677,829	25.75	to	25.20	24,955,479	4.97%	-12.08%	to	-12.61%
2021	0.80%	to	1.40%	755,660	29.29	to	28.84	32,034,989	5.21%	3.58%	to	2.95%
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2024	0.40%	to	2.90%	76,285,360	15.33	to	10.27	1,141,455,574	3.35%	1.09%	to	-1.46%
2023	0.40%	to	2.90%	74,083,908	15.17	to	10.43	1,106,075,773	2.56%	5.58%	to	2.93%
2022	0.40%	to	2.90%	69,046,210	14.36	to	10.13	984,779,267	2.08%	-13.56%	to	-15.72%
2021	0.40%	to	2.90%	70,214,482	16.62	to	12.02	1,168,004,763	1.86%	-1.29%	to	-3.77%
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2024	0.80%	to	1.40%	699,954	16.87	to	14.79	10,540,999	3.32%	0.81%	to	0.19%
2023	0.80%	to	1.40%	763,441	16.74	to	14.77	11,462,088	2.65%	5.27%	to	4.64%
2022	0.80%	to	1.40%	710,737	15.90	to	14.11	10,191,497	2.19%	-13.72%	to	-14.24%
2021	0.80%	to	1.40%	809,337	18.43	to	16.45	13,519,931	1.89%	-1.52%	to	-2.11%
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2024	0.40%	to	2.80%	2,338,480	36.16	to	54.49	170,216,961	0.33%	16.70%	to	13.88%
2023	0.40%	to	2.85%	2,806,448	30.98	to	47.34	177,501,499	0.37%	14.34%	to	11.54%
2022	0.40%	to	2.85%	3,220,863	27.10	to	42.44	179,976,769	0.26%	-15.31%	to	-17.39%
2021	0.40%	to	2.85%	3,651,445	32.00	to	51.38	243,048,750	0.34%	24.81%	to	21.74%
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2024	0.80%	to	1.40%	466,540	38.11	to	34.03	16,153,301	0.46%	16.41%	to	15.70%
2023	0.80%	to	1.40%	518,827	32.73	to	29.41	15,509,274	0.51%	14.09%	to	13.40%
2022	0.80%	to	1.40%	553,589	28.69	to	25.93	14,576,848	0.40%	-15.53%	to	-16.04%
2021	0.80%	to	1.40%	599,734	33.97	to	30.89	18,792,939	0.50%	24.50%	to	23.75%
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2024	0.40%	to	2.75%	3,981,311	23.55	to	17.23	87,202,998	2.07%	3.60%	to	1.14%
2023	0.40%	to	2.85%	4,529,264	22.74	to	16.71	96,415,049	2.39%	0.30%	to	-2.16%
2022	0.40%	to	2.85%	6,351,892	22.67	to	17.08	135,443,363	2.15%	62.22%	to	58.24%
2021	0.40%	to	2.85%	5,360,513	13.97	to	10.79	70,934,510	2.34%	54.21%	to	50.43%
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2024	0.40%	to	2.80%	3,361,145	15.83	to	25.05	108,883,485	1.42%	4.38%	to	1.86%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.40%	to	2.85%	3,499,170	15.17	to	24.33	109,890,412	0.75%	19.74%	to	16.80%
2022	0.40%	to	2.85%	4,232,584	12.67	to	20.83	112,812,164	0.88%	-24.98%	to	-26.83%
2021	0.40%	to	2.85%	3,422,634	16.88	to	28.46	123,151,475	0.34%	18.91%	to	15.99%
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2024	0.80%	to	1.40%	836,047	41.02	to	37.38	39,803,991	1.59%	4.21%	to	3.57%
2023	0.80%	to	1.40%	937,577	39.36	to	36.09	43,118,412	1.01%	19.54%	to	18.82%
2022	0.80%	to	1.40%	1,041,498	32.92	to	30.37	40,255,326	1.05%	-25.09%	to	-25.54%
2021	0.80%	to	1.40%	1,132,197	43.95	to	40.79	58,706,528	0.52%	18.74%	to	18.02%
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2024	0.40%	to	2.50%	1,019,153	15.98	to	12.46	14,565,214	4.98%	5.82%	to	3.58%
2023	0.40%	to	2.50%	1,055,185	15.10	to	12.03	14,408,365	2.35%	10.45%	to	8.13%
2022	0.40%	to	2.50%	1,008,409	13.67	to	11.13	12,586,489	0.98%	-27.98%	to	-29.50%
2021	0.40%	to	2.50%	1,617,815	18.99	to	15.79	27,886,678	1.11%	38.09%	to	35.18%
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2024	0.90%	to	1.10%	321,979	12.78	to	12.74	4,115,628	1.72%	10.08%	to	9.86%
2023	0.90%	to	1.10%	116,730	11.61	to	11.60	1,355,596	2.45%	16.14%	to	15.98%	****
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class (FVFRHI)
2024	0.85%	to	2.40%	5,158,964	11.53	to	11.23	59,014,540	10.11%	7.58%	to	5.89%
2023	1.15%	to	2.40%	1,637,152	10.70	to	10.61	17,483,566	11.07%	6.99%	to	6.10%	****
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2024	0.90%	to	1.10%	453,871	11.87	to	11.83	5,387,941	0.81%	6.95%	to	6.73%
2023	0.90%	to	1.10%	189,203	11.10	to	11.09	2,100,211	0.32%	11.00%	to	10.85%	****
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2024	0.90%	to	1.10%	805,346	11.02	to	10.98	8,873,272	5.26%	4.82%	to	4.61%
2023	0.90%	to	1.10%	258,639	10.51	to	10.50	2,718,978	8.79%	5.13%	to	4.99%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2024	0.80%	to	1.40%	107,329	55.14	to	48.06	5,263,097	0.93%	8.39%	to	7.73%
2023	0.80%	to	1.40%	116,673	50.87	to	44.61	5,306,662	1.17%	19.81%	to	19.09%
2022	0.80%	to	1.40%	117,961	42.46	to	37.46	4,500,565	0.94%	-7.94%	to	-8.49%
2021	0.80%	to	1.40%	150,168	46.12	to	40.93	6,300,910	1.51%	32.41%	to	31.61%
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2024	0.40%	to	2.45%	640,157	12.63	to	53.05	39,448,147	0.92%	8.72%	to	6.47%
2023	0.40%	to	2.45%	427,699	11.62	to	49.83	24,806,796	1.10%	20.13%	to	17.66%
2022	0.40%	to	2.40%	276,962	9.67	to	42.78	13,770,591	1.55%	-3.31%	to	-9.57%
2021	1.10%	to	2.30%	106,536	60.73	to	48.23	6,107,777	1.21%	31.88%	to	30.28%
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2024	0.80%	to	2.50%	412,268	12.79	to	10.64	4,914,896	3.89%	6.80%	to	4.96%
2023	0.80%	to	2.50%	485,148	11.98	to	10.13	5,453,690	2.09%	11.72%	to	9.82%
2022	0.80%	to	2.50%	543,593	10.72	to	9.23	5,510,146	2.61%	-22.61%	to	-23.93%
2021	0.80%	to	2.50%	576,771	13.85	to	12.13	7,597,400	0.88%	-6.49%	to	-8.10%
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2024	0.40%	to	2.55%	3,055,099	32.68	to	15.16	54,407,286	2.05%	8.71%	to	6.35%
2023	0.40%	to	2.55%	3,590,638	30.06	to	14.26	59,450,650	1.46%	14.15%	to	11.70%
2022	0.40%	to	2.55%	4,099,175	26.33	to	12.77	60,139,461	1.62%	-16.34%	to	-18.14%
2021	0.40%	to	2.65%	4,690,626	31.47	to	15.38	83,164,730	1.76%	11.24%	to	8.72%
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2024	0.40%	to	2.55%	5,850,493	7.79	to	6.04	39,647,326	0.00%	-11.73%	to	-13.64%
2023	0.40%	to	2.55%	6,628,021	8.82	to	6.99	51,505,103	0.00%	2.47%	to	0.27%
2022	0.40%	to	2.85%	7,487,167	8.61	to	7.01	57,510,935	0.00%	-5.33%	to	-7.65%
2021	0.40%	to	2.85%	8,613,994	9.09	to	7.59	70,707,342	0.00%	-5.37%	to	-7.70%
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2024	0.40%	to	2.55%	8,071,689	31.53	to	17.74	173,676,569	5.20%	6.77%	to	4.46%
2023	0.40%	to	2.55%	9,191,274	29.53	to	16.98	187,230,491	5.25%	8.19%	to	5.86%
2022	0.40%	to	2.75%	10,874,715	27.30	to	15.50	205,063,983	5.00%	-5.85%	to	-8.07%
2021	0.40%	to	2.85%	10,933,413	29.00	to	16.59	223,080,666	4.64%	16.29%	to	13.43%
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2024	0.40%	to	0.60%	28,759	20.57	to	20.09	587,314	1.68%	4.24%	to	4.03%
2023	0.40%	to	0.60%	32,730	19.74	to	19.32	642,042	2.47%	19.83%	to	19.59%
2022	0.40%	to	0.60%	37,010	16.47	to	16.15	606,283	1.28%	-5.13%	to	-5.32%
2021	0.40%	to	0.60%	43,815	17.36	to	17.06	756,446	2.69%	18.65%	to	18.41%
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2024	0.40%	to	0.60%	17,028	11.85	to	11.58	200,071	4.74%	3.60%	to	3.39%
2023	0.40%	to	0.60%	38,883	11.44	to	11.20	438,279	5.16%	7.75%	to	7.53%
2022	0.40%	to	0.60%	67,667	10.62	to	10.41	711,829	5.26%	-11.11%	to	-11.29%
2021	0.40%	to	0.60%	123,686	11.94	to	11.74	1,470,705	3.09%	1.70%	to	1.50%
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2024	0.40%	to	2.90%	899,818	37.83	to	41.16	54,053,934	0.93%	11.26%	to	8.45%
2023	0.40%	to	2.90%	1,045,859	34.00	to	37.95	57,097,240	0.52%	12.30%	to	9.48%
2022	0.40%	to	2.90%	1,215,369	30.28	to	34.66	59,596,550	0.98%	-10.42%	to	-12.67%
2021	0.40%	to	2.90%	1,371,223	33.80	to	39.69	76,141,515	0.99%	24.86%	to	21.73%
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2024	0.75%	to	2.45%	679,726	10.20	to	19.21	16,008,967	2.45%	-1.74%	to	-3.44%
2023	0.75%	to	2.45%	788,105	10.38	to	19.89	19,053,458	3.18%	19.85%	to	17.81%
2022	0.75%	to	2.45%	1,043,639	8.66	to	16.89	20,904,403	3.03%	-8.30%	to	-9.87%
2021	0.75%	to	2.45%	1,117,196	9.45	to	18.73	24,682,119	1.83%	3.38%	to	1.61%
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2024	0.40%	to	2.50%	437,480	15.65	to	13.28	6,550,242	2.80%	11.31%	to	8.95%
2023	0.40%	to	2.50%	595,035	14.06	to	12.19	8,094,281	1.70%	15.11%	to	12.69%
2022	0.40%	to	2.50%	643,914	12.21	to	10.81	7,681,938	0.00%	-19.49%	to	-21.18%
2021	0.40%	to	2.50%	724,944	15.17	to	13.72	10,869,659	0.00%	15.71%	to	13.27%
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2024	0.40%	to	1.95%	777,556	11.70	to	10.54	8,510,022	3.04%	2.87%	to	1.26%
2023	0.60%	to	2.80%	654,732	11.25	to	9.91	7,033,856	6.44%	7.12%	to	4.76%
2022	0.40%	to	2.80%	706,631	10.60	to	9.46	7,138,504	1.63%	-6.91%	to	-9.15%
2021	0.40%	to	2.10%	378,957	11.38	to	10.69	4,159,712	1.99%	4.42%	to	2.63%
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2024	0.40%	to	0.60%	22,904	29.21	to	28.54	663,826	0.80%	18.34%	to	18.10%
2023	0.40%	to	0.60%	21,979	24.69	to	24.16	539,559	0.82%	18.48%	to	18.24%
2022	0.40%	to	0.60%	21,309	20.84	to	20.44	441,888	0.09%	-19.96%	to	-20.12%
2021	0.40%	to	0.60%	22,617	26.03	to	25.58	585,996	0.24%	23.00%	to	22.76%
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2024	0.40%	to	2.80%	843,239	11.79	to	8.87	8,543,668	4.77%	-4.05%	to	-6.37%
2023	0.40%	to	2.55%	1,299,329	12.29	to	9.74	13,973,271	2.65%	3.95%	to	1.71%
2022	0.40%	to	2.80%	1,739,971	11.82	to	9.34	18,240,654	1.23%	-3.78%	to	-6.10%
2021	0.40%	to	2.55%	1,353,251	12.29	to	10.17	14,921,942	0.00%	7.67%	to	5.35%
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2024	1.75%	to	2.20%	8,387	43.15	to	40.71	348,980	0.00%	32.19%	to	31.59%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	1.75%	to	2.20%	9,795	32.64	to	30.94	310,016	0.00%	38.15%	to	37.52%
2022	1.75%	to	2.20%	9,008	23.63	to	22.50	205,934	0.00%	-32.50%	to	-32.81%
2021	1.75%	to	2.20%	8,800	35.00	to	33.48	298,670	0.00%	9.69%	to	9.19%
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
Invesco - Invesco V.I. High Yield Fund: Series II Shares (AVHY2)
2024	0.90%	to	1.10%	49,327	11.30	to	11.27	557,445	6.43%	6.62%	to	6.40%
2023	0.90%	to	1.10%	14,270	10.60	to	10.59	151,273	8.28%	6.02%	to	5.88%	****
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2024	0.40%			10,949	14.63			160,183	5.94%	3.46%
2023	0.40%			12,260	14.14			173,353	0.00%	6.21%
2022	0.40%			12,345	13.31			164,354	7.32%	-14.69%
2021	0.40%			13,627	15.61			212,672	2.75%	9.11%
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)
2024	0.90%	to	1.10%	845,868	10.50	to	10.46	8,878,254	4.41%	1.79%	to	1.59%
2023	0.90%	to	1.10%	383,705	10.32	to	10.30	3,957,203	3.85%	3.15%	to	3.01%	****
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2024	0.80%	to	1.40%	1,036,858	10.19	to	10.03	10,417,242	3.63%	2.23%	to	1.61%
2023	0.80%	to	1.40%	1,120,313	9.97	to	9.87	11,069,909	2.52%	5.29%	to	4.66%
2022	0.80%	to	1.40%	1,244,061	9.47	to	9.43	11,737,671	0.57%	-5.31%	to	-5.69%	****
Invesco - Invesco V.I. Diversified Dividend Fund: Series II Shares (IVDDII)
2024	0.90%	to	1.10%	481,810	11.89	to	11.85	5,727,714	2.12%	11.94%	to	11.71%
2023	0.90%	to	1.10%	202,387	10.62	to	10.61	2,149,720	2.73%	6.23%	to	6.09%	****
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2024	0.80%	to	1.40%	1,688,709	10.68	to	10.63	17,966,908	1.80%	6.78%	to	6.34%	****
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2024	0.40%	to	2.75%	445,315	26.78	to	19.79	10,157,099	0.12%	16.32%	to	13.57%
2023	0.40%	to	2.75%	525,632	23.02	to	17.42	10,446,690	0.04%	13.69%	to	11.02%
2022	0.40%	to	2.75%	577,803	20.25	to	15.69	10,224,943	0.07%	-14.80%	to	-16.80%
2021	0.40%	to	2.75%	684,761	23.76	to	18.86	14,370,003	0.24%	22.37%	to	19.49%
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2024	0.80%	to	1.40%	446,663	25.68	to	22.11	10,105,490	0.00%	23.23%	to	22.48%
2023	0.80%	to	1.40%	500,852	20.84	to	18.05	9,243,116	0.00%	12.25%	to	11.57%
2022	0.80%	to	1.40%	549,047	18.56	to	16.18	9,071,284	0.00%	-31.53%	to	-31.95%
2021	0.80%	to	1.40%	638,955	27.12	to	23.77	15,493,235	0.00%	18.15%	to	17.43%
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2024	0.65%	to	2.50%	909,429	16.42	to	15.04	14,417,439	0.00%	23.11%	to	20.81%
2023	0.65%	to	2.50%	927,893	13.33	to	12.45	12,018,587	0.00%	12.12%	to	10.04%
2022	0.65%	to	2.50%	952,872	11.89	to	11.31	11,084,497	0.00%	-31.58%	to	-32.85%
2021	0.75%	to	2.50%	1,016,856	17.35	to	16.84	17,435,493	0.00%	17.90%	to	15.82%
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco - Invesco V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2024	1.50%			138	57.22			7,884	0.00%	21.53%
2023	1.15%	to	1.50%	165	50.70	to	47.09	7,772	0.44%	21.42%	to	20.99%
2022	1.50%	to	1.75%	194	38.92	to	37.00	7,589	0.69%	-21.50%	to	-21.70%
2021	1.50%			206	49.58			10,213	0.58%	25.32%
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
Invesco - Invesco V.I. Global Fund: Series I (OVGS)
2024	0.40%	to	1.40%	948,489	28.86	to	114.45	116,026,978	0.00%	15.60%	to	14.43%
2023	0.40%	to	1.40%	1,074,479	24.96	to	100.01	114,686,473	0.22%	34.20%	to	32.86%
2022	0.40%	to	1.40%	1,208,663	18.60	to	75.28	96,246,348	0.00%	-32.04%	to	-32.72%
2021	0.40%	to	1.40%	1,313,803	27.37	to	111.89	156,425,451	0.00%	15.03%	to	13.87%
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.65%	to	2.80%	1,922,688	23.73	to	44.86	114,338,361	0.00%	15.03%	to	12.52%
2023	0.65%	to	2.80%	2,243,218	20.63	to	39.87	118,446,875	0.00%	33.58%	to	30.70%
2022	0.65%	to	2.80%	2,395,430	15.45	to	30.50	96,759,072	0.00%	-32.38%	to	-33.84%
2021	0.65%	to	2.80%	2,473,958	22.84	to	46.11	149,514,243	0.00%	14.42%	to	11.95%
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2024	0.40%	to	0.60%	74,816	15.78	to	15.42	1,172,421	0.63%	-2.07%	to	-2.26%
2023	0.40%	to	0.60%	88,285	16.11	to	15.77	1,412,259	0.57%	20.58%	to	20.34%
2022	0.40%	to	0.60%	102,792	13.36	to	13.11	1,365,614	0.00%	-27.42%	to	-27.57%
2021	0.40%	to	0.60%	102,472	18.41	to	18.10	1,875,545	0.00%	9.78%	to	9.56%
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2024	1.30%	to	1.95%	46,958	11.90	to	11.09	553,877	0.25%	-3.10%	to	-3.74%
2023	1.30%	to	1.95%	84,490	12.28	to	11.52	1,026,936	0.30%	19.07%	to	18.29%
2022	1.30%	to	1.95%	91,537	10.31	to	9.74	934,597	0.00%	-28.11%	to	-28.58%
2021	1.30%	to	1.95%	93,240	14.34	to	13.64	1,327,277	0.00%	8.69%	to	7.97%
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (OVSB)
2024	0.80%	to	1.40%	106,626	11.04	to	10.25	1,107,719	3.01%	2.33%	to	1.71%
2023	0.80%	to	1.40%	114,811	10.79	to	10.08	1,170,992	0.00%	8.01%	to	7.36%
2022	0.80%	to	1.40%	112,988	9.99	to	9.39	1,072,788	0.00%	-12.17%	to	-12.70%
2021	0.80%	to	1.40%	121,425	11.37	to	10.75	1,318,923	4.50%	-4.19%	to	-4.77%
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2024	0.75%	to	2.25%	302,509	10.77	to	8.94	2,986,197	2.70%	2.01%	to	0.46%
2023	0.75%	to	2.25%	336,487	10.55	to	8.90	3,277,923	0.00%	7.79%	to	6.16%
2022	0.75%	to	2.25%	373,625	9.79	to	8.38	3,396,745	0.00%	-12.37%	to	-13.70%
2021	0.75%	to	2.25%	396,751	11.17	to	9.72	4,148,246	4.21%	-4.29%	to	-5.73%
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (OVSC)
2024	0.80%	to	1.40%	132,607	38.97	to	34.80	4,695,081	0.00%	11.78%	to	11.10%
2023	0.80%	to	1.40%	151,863	34.86	to	31.32	4,830,262	1.14%	17.19%	to	16.48%
2022	0.80%	to	1.40%	171,078	29.75	to	26.89	4,667,395	0.52%	-16.51%	to	-17.01%
2021	0.80%	to	1.40%	188,721	35.63	to	32.40	6,196,020	0.37%	21.57%	to	20.84%
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II (OVSCS)
2024	0.40%	to	2.75%	2,122,925	43.28	to	48.66	141,869,289	0.00%	11.95%	to	9.30%
2023	0.40%	to	2.85%	2,056,749	38.66	to	43.58	123,923,638	0.95%	17.35%	to	14.47%
2022	0.40%	to	2.85%	1,895,508	32.95	to	38.07	99,893,664	0.25%	-16.38%	to	-18.43%
2021	0.40%	to	2.85%	1,950,036	39.40	to	46.68	125,000,639	0.18%	21.77%	to	18.78%
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class (WRASP)
2024	0.40%	to	2.75%	4,175,824	26.75	to	18.40	90,893,414	1.77%	11.99%	to	9.33%
2023	0.40%	to	2.75%	5,072,989	23.88	to	16.83	100,006,226	2.02%	13.48%	to	10.81%
2022	0.40%	to	2.80%	5,834,271	21.05	to	15.08	102,643,572	1.50%	-15.08%	to	-17.12%
2021	0.40%	to	2.85%	6,634,744	24.79	to	18.08	139,284,839	1.53%	10.00%	to	7.29%
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
Ivy Variable Insurance Portfolios - Macquarie VIP Energy Series: Service Class (WRENG)
2024	0.40%	to	0.60%	11,593	8.43	to	8.32	96,519	2.97%	-5.98%	to	-6.17%
2023	0.40%	to	0.60%	11,537	8.97	to	8.87	102,355	1.36%	3.60%	to	3.39%
2022	0.40%	to	0.60%	35,819	8.66	to	8.58	309,196	3.39%	49.87%	to	49.57%
2021	0.40%	to	0.60%	12,683	5.78	to	5.73	72,793	1.52%	41.43%	to	41.15%
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class (WRHIP)
2024	0.40%	to	2.80%	2,840,999	15.18	to	12.85	42,215,596	6.55%	5.77%	to	3.21%
2023	0.40%	to	2.80%	3,265,658	14.36	to	12.45	46,455,701	6.23%	11.31%	to	8.63%
2022	0.40%	to	2.85%	3,658,283	12.90	to	11.40	47,612,208	6.61%	-11.32%	to	-13.50%
2021	0.40%	to	2.85%	4,229,804	14.54	to	13.18	62,803,120	5.88%	5.64%	to	3.04%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (WRMCG)
2024	0.40%	to	2.85%	6,984,162	34.71	to	25.32	213,019,637	0.00%	1.79%	to	-0.73%
2023	0.40%	to	2.85%	7,161,979	34.10	to	25.51	216,331,588	0.00%	19.14%	to	16.22%
2022	0.40%	to	2.85%	6,957,478	28.62	to	21.95	177,841,664	0.00%	-31.07%	to	-32.77%
2021	0.40%	to	2.85%	6,603,501	41.53	to	32.64	247,038,804	0.00%	15.89%	to	13.04%
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Aggressive Series: Service Class (WRPAP)
2024	0.60%			559	25.57			14,296	1.19%	10.32%
2023	0.60%			559	23.18			12,956	6.07%	16.76%
2022	0.60%			579	19.85			11,494	1.95%	-17.18%
2021	0.60%			566	23.97			13,567	1.64%	18.22%
2020	0.60%			573	20.28			11,618	1.44%	15.01%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Conservative Series: Service Class (WRPCP)
2024	0.40%			102,110	21.86			2,232,039	1.82%	7.61%
2023	0.40%			115,768	20.31			2,351,562	4.71%	11.97%
2022	0.40%			55,945	18.14			1,014,928	2.91%	-14.34%
2021	0.40%			130,486	21.18			2,763,495	2.84%	9.74%
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	12.22%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive Series: Service Class (WRPMAP)
2024	0.40%			648,523	30.92			20,052,436	1.54%	9.78%
2023	0.40%			968,133	28.17			27,268,387	6.06%	15.97%
2022	0.40%	to	0.60%	1,275,749	24.29	to	23.66	30,984,652	2.40%	-16.16%	to	-16.33%
2021	0.40%	to	0.60%	1,342,740	28.97	to	28.27	38,899,207	1.86%	16.41%	to	16.18%
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Aggressive - Managed Volatility Series: Service Class (WRPMAV)
2024	0.40%	to	0.60%	132,478	19.64	to	19.20	2,577,178	1.36%	8.29%	to	8.07%
2023	0.40%	to	0.60%	157,904	18.14	to	17.76	2,842,724	5.81%	14.88%	to	14.65%
2022	0.40%	to	0.60%	270,254	15.79	to	15.49	4,247,559	1.85%	-14.29%	to	-14.46%
2021	0.40%	to	0.60%	279,455	18.42	to	18.11	5,126,524	1.48%	14.78%	to	14.55%
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative Series: Service Class (WRPMCP)
2024	0.40%	to	0.60%	158,859	24.72	to	23.98	3,924,998	1.66%	8.16%	to	7.94%
2023	0.40%	to	0.60%	169,717	22.85	to	22.21	3,877,088	4.86%	13.47%	to	13.24%
2022	0.40%	to	0.60%	182,279	20.14	to	19.62	3,670,026	2.95%	-15.01%	to	-15.18%
2021	0.40%	to	0.60%	233,945	23.69	to	23.13	5,542,275	2.02%	11.92%	to	11.70%
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderately Conservative - Managed Volatility Series: Service Class (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate - Managed Volatility Series: Service Class (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
Ivy Variable Insurance Portfolios - Macquarie VIP Pathfinder Moderate Series: Service Class (WRPMP)
2024	0.40%	to	0.60%	442,444	27.58	to	26.76	12,194,754	1.67%	8.83%	to	8.61%
2023	0.40%	to	0.60%	615,004	25.34	to	24.64	15,576,872	5.60%	14.82%	to	14.59%
2022	0.40%	to	0.60%	704,932	22.07	to	21.50	15,549,837	2.61%	-15.56%	to	-15.73%
2021	0.40%	to	0.60%	765,393	26.14	to	25.51	19,992,603	1.95%	14.20%	to	13.97%
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2024	0.40%	to	2.40%	2,660,781	17.55	to	37.08	120,454,091	1.80%	14.68%	to	12.37%
2023	0.40%	to	2.40%	2,416,513	15.30	to	33.00	96,076,115	1.89%	14.67%	to	12.38%
2022	0.40%	to	2.50%	1,936,275	13.34	to	28.77	67,635,284	1.05%	-16.95%	to	-18.70%
2021	0.40%	to	2.60%	1,553,302	16.06	to	34.71	63,346,214	0.78%	16.44%	to	13.87%
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2024	0.40%	to	2.55%	1,515,374	57.45	to	84.05	118,647,165	0.01%	27.62%	to	24.85%
2023	0.40%	to	2.75%	1,890,402	45.01	to	60.45	117,281,976	0.12%	39.10%	to	35.83%
2022	0.40%	to	2.75%	2,172,649	32.36	to	44.50	98,365,872	0.05%	-33.99%	to	-35.55%
2021	0.40%	to	2.75%	2,333,749	49.03	to	69.05	161,514,389	0.00%	22.11%	to	19.23%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2024	0.40%	to	2.85%	13,040,465	10.87	to	8.54	129,811,426	4.31%	1.22%	to	-1.29%
2023	0.40%	to	2.85%	11,981,840	10.74	to	8.66	118,555,611	3.68%	4.87%	to	2.30%
2022	0.40%	to	2.85%	10,929,846	10.24	to	8.46	103,788,452	2.04%	-14.24%	to	-16.35%
2021	0.40%	to	2.85%	10,411,631	11.94	to	10.12	116,071,445	1.68%	-1.51%	to	-3.93%
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares (JAGSEI)
2024	1.15%	to	2.25%	242,740	12.20	to	11.97	2,944,659	0.23%	9.78%	to	8.55%
2023	1.15%	to	1.75%	55,945	11.11	to	11.07	620,770	0.59%	11.13%	to	10.68%	****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2024	0.40%	to	2.75%	9,056,711	75.81	to	59.79	445,418,315	0.00%	31.23%	to	28.12%
2023	0.40%	to	2.85%	8,541,442	57.77	to	46.11	338,137,209	0.00%	53.66%	to	49.90%
2022	0.40%	to	2.85%	7,795,133	37.60	to	30.76	203,850,652	0.00%	-37.37%	to	-38.92%
2021	0.40%	to	2.85%	7,809,725	60.03	to	50.36	331,555,238	0.11%	17.27%	to	14.39%
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2024	0.75%	to	2.45%	1,115,088	15.30	to	34.33	29,547,637	1.31%	4.78%	to	2.98%
2023	0.75%	to	2.50%	1,102,561	14.61	to	32.98	28,708,375	1.42%	9.76%	to	7.83%
2022	0.75%	to	2.50%	1,175,748	13.31	to	30.59	28,551,778	1.67%	-9.52%	to	-11.11%
2021	0.75%	to	2.55%	1,318,051	14.71	to	34.08	35,576,053	1.01%	12.44%	to	10.40%
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2024	0.40%	to	2.25%	225,242	41.13	to	33.05	8,481,345	0.55%	14.86%	to	12.71%
2023	0.40%	to	1.45%	66,587	35.81	to	31.98	2,343,961	0.09%	17.31%	to	16.07%
2022	0.40%	to	1.45%	68,443	30.53	to	27.55	2,061,053	0.08%	-16.48%	to	-17.36%
2021	0.40%	to	1.45%	67,197	36.55	to	33.34	2,424,353	0.23%	16.08%	to	14.85%
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares (JAWGS)
2024	1.05%	to	1.95%	337,282	11.19	to	11.12	3,763,953	0.45%	11.86%	to	11.18%	****
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2024	0.40%	to	1.30%	101,555	12.46	to	11.21	1,215,545	3.20%	7.00%	to	6.03%
2023	0.40%	to	1.30%	129,132	11.64	to	10.57	1,451,783	4.64%	21.78%	to	20.69%
2022	0.40%	to	1.30%	157,856	9.56	to	8.76	1,460,763	3.22%	-15.45%	to	-16.22%
2021	0.40%	to	1.30%	159,967	11.31	to	10.45	1,760,927	2.18%	5.04%	to	4.10%
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2024	1.05%	to	1.50%	130,652	10.84	to	10.81	1,414,400	0.00%	8.44%	to	8.11%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II (LACB2)
2024	0.80%	to	1.40%	1,806,051	10.82	to	10.77	19,466,183	1.49%	8.17%	to	7.73%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II (LACDV2)
2024	0.80%	to	1.40%	1,044,590	10.60	to	10.56	11,033,094	0.92%	6.00%	to	5.56%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Service Class (LACDVS)
2024	0.95%	to	2.20%	233,420	10.57	to	10.48	2,461,475	0.76%	5.72%	to	4.81%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II (LACIP2)
2024	0.40%	to	0.60%	222,835	10.31	to	10.30	2,297,533	3.34%	3.12%	to	2.98%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class (LACIPS)
2024	0.40%	to	2.55%	18,545,951	10.30	to	10.15	189,706,016	3.15%	3.02%	to	1.50%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II (LACMV2)
2024	0.40%	to	1.40%	676,955	10.65	to	10.58	7,176,469	1.91%	6.54%	to	5.81%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Service Class (LACMVS)
2024	0.40%	to	2.80%	13,767,064	10.64	to	10.47	145,453,523	1.90%	6.43%	to	4.68%	****
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class (LACVS)
2024	0.40%	to	2.80%	2,061,185	10.62	to	10.44	21,738,767	2.10%	6.19%	to	4.44%	****
Lincoln Variable Insurance Products Trust - LVIP Macquarie Value Fund: Service Class (LDVS)
2024	0.40%	to	0.60%	83,350	11.42	to	11.34	949,958	1.58%	6.43%	to	6.21%
2023	0.40%	to	0.60%	90,319	10.73	to	10.68	967,796	0.95%	2.77%	to	2.56%
2022	0.40%	to	0.60%	152,890	10.45	to	10.41	1,596,079	1.17%	-3.94%	to	-4.14%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.40%	to	0.60%	242,107	10.87	to	10.86	2,632,220	3.06%	8.74%	to	8.59%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Service Class (LJPCBS)
2024	0.10%	to	2.10%	7,342,727	10.30	to	9.95	74,479,418	4.17%	1.35%	to	-0.69%
2023	0.10%	to	2.10%	7,667,307	10.16	to	10.02	77,431,223	1.41%	1.60%	to	0.23%	****
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class (LJPMVS)
2024	0.80%	to	1.40%	696,374	12.55	to	12.42	8,661,283	1.17%	13.37%	to	12.68%
2023	0.80%	to	1.40%	818,675	11.07	to	11.03	9,030,454	1.85%	10.70%	to	10.25%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2024	0.40%	to	1.45%	155,447	11.29	to	10.29	1,697,407	4.04%	4.72%	to	3.61%
2023	0.40%	to	1.45%	219,144	10.78	to	9.93	2,312,182	5.07%	4.63%	to	3.53%
2022	0.40%	to	1.45%	136,284	10.30	to	9.59	1,376,186	3.41%	-5.44%	to	-6.43%
2021	0.40%	to	1.45%	123,878	10.90	to	10.25	1,328,637	3.17%	0.22%	to	-0.83%
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2024	0.40%	to	2.80%	14,885,316	10.89	to	8.81	150,562,942	5.25%	2.24%	to	-0.23%
2023	0.40%	to	2.85%	11,805,697	10.65	to	8.80	117,495,237	4.76%	5.91%	to	3.31%
2022	0.40%	to	2.85%	9,694,409	10.06	to	8.52	91,691,621	3.50%	-14.39%	to	-16.49%
2021	0.40%	to	2.85%	8,596,904	11.75	to	10.20	95,604,158	2.37%	-0.64%	to	-3.09%
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2024	0.95%	to	2.45%	210,127	30.27	to	26.08	6,047,035	0.13%	14.87%	to	13.12%
2023	0.95%	to	2.45%	235,798	26.35	to	23.06	5,928,821	0.05%	22.53%	to	20.68%
2022	0.95%	to	2.20%	263,377	21.51	to	19.49	5,428,194	0.00%	-20.21%	to	-21.22%
2021	0.95%	to	2.20%	294,019	26.95	to	24.74	7,631,288	0.03%	24.46%	to	22.89%
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class (M3GRES)
2024	0.95%	to	1.45%	29,590	8.87	to	8.71	259,213	1.52%	-3.85%	to	-4.34%
2023	0.95%	to	1.45%	28,179	9.23	to	9.11	257,675	0.47%	10.15%	to	9.60%
2022	0.95%	to	1.45%	23,573	8.38	to	8.31	196,400	1.18%	-27.83%	to	-28.19%
2021	1.15%	to	1.45%	12,912	11.59	to	11.57	149,511	0.85%	15.95%	to	15.71%	****
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2024	0.90%	to	1.10%	1,303,751	15.57	to	15.52	20,296,642	0.00%	29.97%	to	29.70%
2023	0.90%	to	1.10%	366,276	11.98	to	11.97	4,387,907	0.00%	19.81%	to	19.65%	****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2024	0.90%	to	1.10%	860,116	10.76	to	10.70	9,255,643	0.00%	13.41%	to	13.18%
2023	0.90%	to	1.10%	666,611	9.49	to	9.45	6,326,203	0.00%	19.89%	to	19.65%
2022	0.90%	to	1.10%	353,494	7.92	to	7.90	2,798,456	0.00%	-20.83%	to	-20.98%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2024	0.40%	to	2.80%	3,828,455	30.12	to	22.11	101,745,872	0.00%	6.01%	to	3.44%
2023	0.40%	to	2.80%	3,564,549	28.41	to	21.38	90,001,614	0.00%	13.80%	to	11.06%
2022	0.40%	to	2.80%	3,563,304	24.97	to	19.25	79,675,925	0.00%	-30.27%	to	-31.95%
2021	0.40%	to	2.80%	3,384,039	35.81	to	28.29	109,245,037	0.00%	1.17%	to	-1.27%
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2024	0.40%	to	2.55%	2,370,229	13.99	to	12.64	31,938,646	1.46%	2.37%	to	0.15%
2023	0.40%	to	2.55%	1,962,198	13.67	to	12.62	25,985,101	0.85%	12.38%	to	9.96%
2022	0.40%	to	2.55%	1,665,028	12.16	to	11.47	19,763,378	1.83%	-18.13%	to	-19.89%
2021	0.40%	to	2.00%	826,980	14.85	to	14.46	12,084,323	0.89%	10.82%	to	9.04%
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class (MV3LMS)
2024	0.90%	to	1.95%	659,009	10.73	to	10.54	7,040,119	3.89%	4.07%	to	2.96%
2023	0.90%	to	1.95%	254,512	10.31	to	10.24	2,617,737	1.19%	3.09%	to	2.36%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2024	0.90%	to	2.40%	3,277,881	19.99	to	18.62	64,199,712	1.07%	12.49%	to	10.78%
2023	0.90%	to	2.40%	2,768,212	17.77	to	16.81	48,378,083	1.53%	11.38%	to	9.70%
2022	0.85%	to	2.40%	2,497,335	15.98	to	15.32	39,293,768	0.83%	-9.78%	to	-11.19%
2021	0.95%	to	2.40%	1,765,410	16.05	to	17.25	30,902,234	0.96%	29.36%	to	27.47%
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)
2024	0.90%	to	1.10%	1,216,982	10.62	to	10.59	12,926,662	4.31%	1.77%	to	1.56%
2023	0.90%	to	1.10%	375,726	10.44	to	10.42	3,921,968	3.62%	4.39%	to	4.25%	****
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2024	0.85%	to	1.45%	41,503	20.37	to	19.81	840,684	0.76%	24.11%	to	23.35%
2023	0.85%	to	1.45%	47,376	16.41	to	16.06	774,490	1.06%	27.12%	to	26.35%
2022	0.85%	to	1.45%	54,208	12.91	to	12.71	698,092	0.87%	-16.92%	to	-17.42%
2021	0.85%	to	1.45%	59,324	15.54	to	15.39	920,481	0.90%	28.09%	to	27.31%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2024	0.40%	to	2.90%	6,959,312	34.04	to	36.44	346,841,436	1.44%	10.91%	to	8.11%
2023	0.40%	to	2.90%	7,847,974	30.69	to	33.71	360,015,040	1.41%	7.20%	to	4.52%
2022	0.40%	to	2.90%	8,463,255	28.63	to	32.25	370,247,159	1.15%	-6.52%	to	-8.86%
2021	0.40%	to	2.90%	9,146,361	30.62	to	35.39	436,449,503	1.14%	24.66%	to	21.53%
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2024	0.40%	to	2.55%	4,563,076	14.22	to	12.57	61,494,507	0.83%	8.32%	to	5.97%
2023	0.40%	to	2.55%	4,351,008	13.13	to	11.86	54,634,284	0.93%	13.94%	to	11.49%
2022	0.40%	to	2.40%	3,650,745	11.52	to	10.70	40,625,781	0.40%	-15.52%	to	-17.22%
2021	0.40%	to	2.40%	3,116,725	13.64	to	12.92	41,442,278	0.46%	8.56%	to	6.38%
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
MFS(R) Variable Insurance Trust II - MFS Income Portfolio: Service Class (MVIPSC)
2024	0.90%	to	1.10%	639,042	10.56	to	10.52	6,742,182	4.32%	1.98%	to	1.78%
2023	0.90%	to	1.10%	211,256	10.35	to	10.34	2,186,134	3.33%	3.50%	to	3.36%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2024	0.40%	to	2.80%	9,706,681	30.29	to	21.18	251,064,650	1.13%	6.54%	to	3.95%
2023	0.40%	to	2.85%	11,127,592	28.43	to	20.23	272,947,701	0.47%	16.90%	to	14.03%
2022	0.40%	to	2.85%	12,581,737	24.32	to	17.74	266,679,283	0.51%	-24.06%	to	-25.92%
2021	0.40%	to	2.85%	12,612,797	32.02	to	23.95	355,593,370	0.14%	9.84%	to	7.13%
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2024	0.85%	to	1.45%	240,710	9.45	to	9.19	2,252,150	3.80%	1.46%	to	0.84%
2023	0.85%	to	1.45%	222,543	9.32	to	9.12	2,057,851	3.06%	6.22%	to	5.58%
2022	0.85%	to	1.45%	182,295	8.77	to	8.64	1,589,455	2.42%	-14.91%	to	-15.43%
2021	0.85%	to	1.45%	172,528	10.31	to	10.21	1,771,429	3.15%	-1.91%	to	-2.50%
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2024	0.40%	to	1.45%	5,483	20.37	to	18.00	109,811	2.27%	10.90%	to	9.72%
2023	0.40%	to	1.45%	14,579	18.37	to	16.40	262,738	3.44%	-2.72%	to	-3.74%
2022	0.40%	to	1.45%	18,459	18.88	to	17.04	344,136	2.17%	0.08%	to	-0.97%
2021	0.40%	to	1.45%	12,275	18.86	to	17.21	228,005	1.52%	13.37%	to	12.17%
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
The Merger Fund VL - The Merger Fund VL: Class I (MGRFV)
2022	0.40%			3,571	12.37			44,156	1.80%	0.48%
2021	0.40%			414	12.31			5,095	0.00%	0.68%
2020	0.40%			516	12.22			6,307	0.00%	6.95%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2024	0.80%	to	1.40%	22,391	35.19	to	29.79	678,138	10.22%	10.33%	to	9.66%
2023	0.80%	to	1.40%	24,613	31.89	to	27.16	679,199	8.62%	10.95%	to	10.28%
2022	0.80%	to	1.40%	27,753	28.74	to	24.63	694,710	7.59%	-19.39%	to	-19.87%
2021	0.80%	to	1.40%	32,027	35.66	to	30.74	999,139	4.95%	-2.81%	to	-3.40%
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2024	0.40%	to	1.85%	19,333	11.86	to	23.49	349,343	10.15%	10.83%	to	9.21%
2023	0.40%	to	1.85%	20,333	10.70	to	21.51	344,240	9.16%	11.24%	to	9.63%
2022	0.40%	to	1.85%	32,877	9.62	to	19.62	436,631	7.45%	-19.13%	to	-20.31%
2021	0.40%	to	1.85%	30,767	11.90	to	24.62	523,043	5.11%	-2.36%	to	-3.78%
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II (MSVEG2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.95%	to	2.40%	7,085,637	8.22	to	7.78	57,169,419	0.00%	44.80%	to	42.68%
2023	0.95%	to	2.40%	7,588,185	5.67	to	5.45	42,523,148	0.00%	46.91%	to	44.77%
2022	0.95%	to	2.40%	5,422,532	3.86	to	3.77	20,786,027	0.00%	-60.54%	to	-61.12%
2021	0.95%	to	2.40%	2,417,344	9.79	to	9.69	23,585,720	0.00%	-2.13%	to	-3.09%	****
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (DTRTFB)
2024	0.40%	to	2.40%	4,257,784	10.33	to	9.02	41,255,741	10.79%	2.77%	to	0.69%
2023	0.40%	to	2.40%	2,991,010	10.05	to	8.96	28,438,744	3.47%	5.24%	to	3.13%
2022	0.40%	to	2.40%	2,363,053	9.55	to	8.69	21,550,869	2.98%	-13.56%	to	-15.29%
2021	0.40%	to	2.80%	1,852,314	11.05	to	10.10	19,713,773	2.90%	-0.84%	to	-3.23%
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (EIF)
2024	0.40%	to	0.60%	158,835	28.37	to	27.71	4,462,172	1.61%	9.42%	to	9.19%
2023	0.40%	to	0.60%	194,151	25.93	to	25.38	4,991,847	1.83%	11.54%	to	11.32%
2022	0.40%	to	0.60%	224,661	23.25	to	22.80	5,179,764	1.46%	-4.37%	to	-4.56%
2021	0.40%	to	0.60%	228,554	24.31	to	23.89	5,522,565	1.32%	19.81%	to	19.57%
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II (EIF2)
2024	0.40%	to	2.90%	9,285,372	33.87	to	31.95	442,677,548	1.51%	9.13%	to	6.38%
2023	0.40%	to	2.90%	10,012,363	31.04	to	30.04	442,548,038	1.66%	11.32%	to	8.54%
2022	0.40%	to	2.90%	10,501,212	27.88	to	27.67	422,648,125	1.29%	-4.67%	to	-7.06%
2021	0.40%	to	2.90%	10,467,255	29.25	to	29.78	449,727,685	1.12%	19.52%	to	16.52%
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2024	0.40%	to	2.90%	7,008,802	12.50	to	8.46	112,521,577	3.26%	0.62%	to	-1.92%
2023	0.40%	to	2.90%	7,696,018	12.43	to	8.62	123,002,215	2.59%	4.28%	to	1.67%
2022	0.40%	to	2.90%	8,343,542	11.92	to	8.48	129,150,251	1.90%	-12.90%	to	-15.08%
2021	0.40%	to	2.90%	9,781,904	13.68	to	9.99	175,478,841	1.62%	-2.47%	to	-4.92%
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2024	0.95%	to	1.45%	31,012	8.64	to	8.45	265,596	3.20%	-0.16%	to	-0.66%
2023	0.95%	to	1.45%	28,417	8.66	to	8.50	244,754	2.46%	3.45%	to	2.93%
2022	0.95%	to	1.45%	39,461	8.37	to	8.26	328,849	1.61%	-13.56%	to	-14.00%
2021	0.95%	to	1.45%	49,757	9.68	to	9.60	480,113	1.68%	-3.29%	to	-3.78%
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2024	0.40%	to	1.40%	219,245	10.22	to	20.70	4,154,554	1.31%	5.86%	to	4.79%
2023	0.40%	to	1.40%	261,296	9.65	to	19.75	4,728,782	1.64%	3.75%	to	2.71%
2022	0.40%	to	1.40%	299,473	9.30	to	19.23	5,251,491	0.90%	-25.05%	to	-25.80%
2021	0.40%	to	1.40%	304,251	12.41	to	25.92	7,229,036	0.92%	-7.65%	to	-8.57%
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2024	0.75%	to	2.80%	2,327,734	9.96	to	20.71	65,114,537	1.31%	5.20%	to	3.01%
2023	0.75%	to	2.80%	2,558,465	9.46	to	20.10	68,374,015	1.48%	3.09%	to	0.96%
2022	0.75%	to	2.80%	2,644,559	9.18	to	19.91	69,079,815	0.66%	-25.48%	to	-27.02%
2021	0.75%	to	2.80%	2,689,124	12.32	to	27.28	95,131,558	0.87%	-8.20%	to	-10.10%
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2024	0.40%	to	1.40%	535,381	19.20	to	21.13	11,359,321	2.47%	10.86%	to	9.74%
2023	0.40%	to	1.40%	594,579	17.32	to	19.25	11,489,206	2.67%	21.22%	to	20.00%
2022	0.40%	to	1.40%	684,016	14.28	to	16.04	11,005,835	3.67%	-14.47%	to	-15.32%
2021	0.40%	to	1.40%	743,635	16.70	to	18.95	14,121,921	2.48%	12.21%	to	11.08%
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (GVAAA2)
2024	0.40%	to	3.00%	223,876,060	41.22	to	19.93	6,015,031,597	0.00%	15.53%	to	12.50%
2023	0.40%	to	3.00%	256,877,970	35.68	to	17.72	6,032,551,410	0.00%	13.38%	to	10.43%
2022	0.40%	to	3.00%	284,753,145	31.47	to	16.05	5,955,232,702	0.00%	-14.09%	to	-16.33%
2021	0.40%	to	3.00%	305,685,329	36.63	to	19.18	7,511,968,439	1.11%	14.25%	to	11.27%
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (GVABD2)
2024	0.40%	to	3.00%	284,399,553	12.85	to	8.48	3,288,786,098	0.00%	0.42%	to	-2.22%
2023	0.40%	to	3.00%	287,808,259	12.80	to	8.68	3,343,368,141	0.00%	4.09%	to	1.37%
2022	0.40%	to	3.00%	281,102,346	12.29	to	8.56	3,164,165,877	0.00%	-13.15%	to	-15.42%
2021	0.40%	to	3.00%	302,194,849	14.15	to	10.12	3,951,560,486	1.98%	-1.11%	to	-3.69%
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (GVAGG2)
2024	0.40%	to	2.75%	14,365,069	35.70	to	27.55	502,162,611	0.00%	12.77%	to	10.10%
2023	0.40%	to	2.85%	14,312,262	31.66	to	24.58	449,726,169	0.00%	21.65%	to	18.67%
2022	0.40%	to	2.85%	15,032,568	26.02	to	20.71	393,206,148	0.00%	-25.35%	to	-27.19%
2021	0.40%	to	2.85%	14,886,721	34.86	to	28.44	526,405,469	0.00%	15.54%	to	12.70%
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (GVAGI2)
2024	0.40%	to	3.00%	112,765,612	44.46	to	26.49	4,002,057,017	0.00%	23.26%	to	20.02%
2023	0.40%	to	3.00%	132,736,905	36.07	to	22.07	3,852,034,803	0.00%	25.18%	to	21.92%
2022	0.40%	to	3.00%	153,188,097	28.81	to	18.10	3,580,933,018	0.00%	-17.15%	to	-19.31%
2021	0.40%	to	3.00%	155,446,323	34.78	to	22.44	4,423,082,796	1.05%	23.15%	to	19.94%
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (GVAGR2)
2024	0.40%	to	2.85%	33,228,236	61.69	to	43.27	1,889,892,965	0.00%	30.62%	to	27.39%
2023	0.40%	to	2.85%	32,547,947	47.22	to	33.97	1,426,872,814	0.00%	37.40%	to	34.04%
2022	0.40%	to	2.85%	32,188,415	34.37	to	25.34	1,036,217,512	0.00%	-30.49%	to	-32.20%
2021	0.40%	to	2.85%	30,419,590	49.45	to	37.38	1,419,514,990	0.00%	21.05%	to	18.07%
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2024	0.40%	to	2.75%	15,213,267	25.33	to	26.18	541,353,978	0.00%	10.76%	to	8.13%
2023	0.40%	to	2.75%	17,019,742	22.87	to	24.21	555,531,174	0.00%	17.46%	to	14.70%
2022	0.40%	to	3.05%	18,917,182	19.47	to	19.86	532,116,273	0.00%	-18.61%	to	-20.77%
2021	0.40%	to	3.05%	20,474,930	23.92	to	25.07	717,200,554	0.16%	13.17%	to	10.16%
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2024	0.40%	to	2.70%	20,421,915	18.82	to	16.31	425,525,338	0.00%	5.66%	to	3.21%
2023	0.40%	to	2.85%	23,577,407	17.81	to	14.76	469,819,265	0.00%	10.80%	to	8.08%
2022	0.40%	to	2.85%	27,042,809	16.07	to	13.65	491,174,090	0.00%	-14.73%	to	-16.83%
2021	0.40%	to	2.85%	30,541,468	18.85	to	16.41	657,441,046	0.20%	6.28%	to	3.67%
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2024	0.80%			90,413	21.29			1,924,585	1.03%	23.76%
2023	0.80%			80,181	17.20			1,379,103	1.39%	24.95%
2022	0.80%			73,330	13.77			1,009,394	1.26%	-18.97%
2021	0.80%			72,347	16.99			1,228,963	2.35%	27.34%
2020	0.80%			58,407	13.34			779,131	1.88%	33.40%			****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2024	0.40%	to	2.80%	70,383,042	41.55	to	31.26	2,585,898,816	0.82%	23.85%	to	20.85%
2023	0.40%	to	2.85%	68,796,378	33.55	to	25.73	2,057,358,863	1.15%	25.30%	to	22.23%
2022	0.40%	to	2.85%	68,530,657	26.78	to	21.05	1,651,386,926	1.07%	-18.89%	to	-20.88%
2021	0.40%	to	2.85%	63,920,248	33.01	to	26.60	1,916,772,063	2.27%	27.58%	to	24.44%
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2024	0.60%	to	2.75%	5,379,526	41.28	to	30.07	206,035,979	0.00%	11.96%	to	9.52%
2023	0.40%	to	2.75%	5,818,520	37.98	to	27.45	202,647,266	0.00%	18.91%	to	16.11%
2022	0.40%	to	2.95%	6,136,684	31.94	to	22.71	181,643,331	0.00%	-19.21%	to	-21.28%
2021	0.40%	to	2.95%	6,084,448	39.53	to	28.84	227,807,472	0.13%	15.04%	to	12.10%
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2024	0.40%	to	2.70%	22,612,703	16.30	to	11.89	351,626,595	0.00%	3.40%	to	1.00%
2023	0.40%	to	2.85%	26,886,353	15.76	to	11.17	408,702,312	0.00%	7.60%	to	4.96%
2022	0.40%	to	2.85%	31,309,029	14.65	to	10.64	447,142,042	0.00%	-12.54%	to	-14.69%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.40%	to	2.85%	34,836,218	16.75	to	12.48	574,679,401	0.22%	2.34%	to	-0.18%
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2024	0.40%	to	3.00%	51,417,442	22.26	to	19.26	1,395,082,097	0.00%	8.58%	to	5.73%
2023	0.40%	to	3.00%	59,172,127	20.50	to	18.22	1,494,925,041	0.00%	14.26%	to	11.29%
2022	0.40%	to	3.00%	66,635,680	17.94	to	16.37	1,489,971,086	0.00%	-16.89%	to	-19.05%
2021	0.40%	to	3.00%	73,533,531	21.59	to	20.22	2,002,539,973	0.19%	9.87%	to	7.01%
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2024	0.40%	to	1.45%	434,505	15.82	to	13.98	6,575,525	3.23%	2.47%	to	1.39%
2023	0.40%	to	1.45%	498,879	15.44	to	13.79	7,417,789	2.35%	16.84%	to	15.61%
2022	0.40%	to	1.45%	479,816	13.22	to	11.93	6,128,624	3.97%	-14.85%	to	-15.75%
2021	0.40%	to	1.45%	373,545	15.52	to	14.16	5,653,110	3.37%	10.09%	to	8.93%
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2024	0.40%	to	2.60%	11,588,833	13.79	to	10.52	152,314,204	3.25%	2.27%	to	0.00%
2023	0.40%	to	2.60%	11,634,971	13.49	to	10.52	150,674,907	2.25%	16.75%	to	14.18%
2022	0.40%	to	2.60%	12,157,625	11.55	to	9.21	136,024,031	3.71%	-14.94%	to	-16.82%
2021	0.40%	to	2.60%	11,283,499	13.58	to	11.07	149,568,578	2.82%	9.91%	to	7.48%
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2024	0.40%	to	2.40%	1,481,958	14.81	to	22.09	39,541,277	5.47%	5.85%	to	3.71%
2023	0.40%	to	2.40%	1,599,047	13.99	to	21.30	40,880,877	5.81%	12.68%	to	10.42%
2022	0.40%	to	2.50%	1,726,000	12.42	to	18.90	39,670,101	4.71%	-12.28%	to	-14.13%
2021	0.40%	to	2.50%	2,029,175	14.16	to	22.01	53,785,718	4.62%	4.54%	to	2.34%
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2024	0.40%	to	2.85%	59,697,102	17.06	to	12.75	905,710,641	0.00%	8.68%	to	5.99%
2023	0.40%	to	2.85%	68,682,431	15.69	to	12.03	968,262,105	0.00%	12.51%	to	9.75%
2022	0.40%	to	2.85%	75,192,744	13.95	to	10.96	951,239,371	0.00%	-15.50%	to	-17.57%
2021	0.40%	to	2.85%	79,500,071	16.51	to	13.30	1,201,464,804	0.18%	11.56%	to	8.82%
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2024	0.40%	to	2.85%	28,583,956	15.23	to	11.39	387,314,368	0.00%	7.17%	to	4.52%
2023	0.40%	to	2.85%	31,479,251	14.22	to	10.90	401,830,404	0.00%	11.68%	to	8.94%
2022	0.40%	to	2.85%	33,935,314	12.73	to	10.00	391,463,242	0.00%	-14.51%	to	-16.61%
2021	0.40%	to	2.85%	35,957,659	14.89	to	12.00	489,674,450	0.19%	7.14%	to	4.51%
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2024	0.40%	to	2.80%	7,340,813	43.43	to	48.44	452,810,017	1.08%	13.04%	to	10.30%
2023	0.40%	to	2.80%	7,244,018	38.42	to	43.92	403,225,619	1.27%	15.59%	to	12.82%
2022	0.40%	to	2.75%	7,397,637	33.24	to	39.32	363,508,537	1.23%	-13.74%	to	-15.78%
2021	0.40%	to	2.80%	7,270,935	38.54	to	46.24	420,558,123	1.29%	23.76%	to	20.78%
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2024	0.95%	to	1.45%	260,879	17.50	to	17.10	4,516,984	0.91%	12.17%	to	11.60%
2023	0.95%	to	1.45%	253,020	15.60	to	15.32	3,912,988	1.15%	14.72%	to	14.14%
2022	0.95%	to	1.45%	233,358	13.60	to	13.42	3,152,475	1.08%	-14.37%	to	-14.80%
2021	0.95%	to	1.45%	203,283	15.88	to	15.75	3,214,268	1.73%	22.82%	to	22.20%
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (MSBF)
2024	0.40%	to	2.75%	9,740,726	19.69	to	14.74	210,994,886	6.41%	9.90%	to	7.29%
2023	0.40%	to	2.75%	9,270,471	17.92	to	13.74	181,225,490	5.72%	8.26%	to	5.72%
2022	0.40%	to	2.85%	9,566,554	16.55	to	12.74	173,887,845	3.38%	-2.69%	to	-5.07%
2021	0.40%	to	2.85%	11,592,574	17.01	to	13.42	218,845,979	5.63%	4.82%	to	2.24%
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2024	0.40%	to	2.85%	148,370,776	19.08	to	14.70	2,559,573,526	0.00%	15.66%	to	12.80%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.40%	to	2.85%	167,111,325	16.50	to	13.04	2,514,903,588	0.00%	16.75%	to	13.89%
2022	0.40%	to	2.85%	183,113,418	14.13	to	11.45	2,380,848,717	0.00%	-14.64%	to	-16.73%
2021	0.40%	to	2.85%	189,340,615	16.55	to	13.75	2,910,566,956	0.00%	12.26%	to	9.50%
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2024	0.40%	to	2.75%	31,381,084	26.06	to	20.30	741,988,652	0.00%	20.85%	to	17.98%
2023	0.40%	to	2.75%	36,896,475	21.57	to	17.21	727,965,515	0.00%	23.81%	to	20.90%
2022	0.40%	to	2.75%	39,789,707	17.42	to	14.23	640,225,748	0.00%	-15.75%	to	-17.73%
2021	0.40%	to	2.75%	38,256,023	20.67	to	17.30	737,253,728	0.21%	21.96%	to	19.09%
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2024	0.40%	to	2.85%	69,254,976	17.85	to	13.35	1,097,746,720	0.00%	10.64%	to	7.90%
2023	0.40%	to	2.85%	78,892,080	16.13	to	12.37	1,141,841,795	0.00%	11.97%	to	9.23%
2022	0.40%	to	2.85%	85,114,271	14.41	to	11.33	1,110,826,093	0.00%	-15.57%	to	-17.64%
2021	0.40%	to	2.85%	90,803,864	17.07	to	13.75	1,416,717,465	0.15%	14.95%	to	12.12%
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2024	0.40%	to	2.85%	32,984,970	15.94	to	11.92	467,338,981	0.00%	8.27%	to	5.60%
2023	0.40%	to	2.85%	37,114,545	14.72	to	11.29	490,233,327	0.00%	12.04%	to	9.29%
2022	0.40%	to	2.85%	40,264,988	13.14	to	10.33	479,119,292	0.00%	-14.17%	to	-16.28%
2021	0.40%	to	2.85%	42,838,012	15.31	to	12.34	599,427,265	0.15%	9.64%	to	6.94%
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II (NJNDE2)
2024	0.40%	to	2.55%	5,314,376	21.93	to	19.57	111,325,846	0.00%	23.16%	to	20.49%
2023	0.40%	to	2.55%	4,675,000	17.80	to	16.24	80,231,027	0.71%	26.23%	to	23.51%
2022	0.40%	to	2.20%	3,989,542	14.10	to	13.30	54,700,427	0.66%	-19.70%	to	-21.15%
2021	0.40%	to	1.95%	2,576,767	17.57	to	16.97	44,351,609	0.34%	27.42%	to	25.43%
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2024	0.80%	to	1.40%	660,060	52.88	to	48.09	32,132,291	1.71%	14.39%	to	13.69%
2023	0.80%	to	1.40%	753,307	46.23	to	42.30	32,236,521	1.72%	7.97%	to	7.32%
2022	0.80%	to	1.40%	829,955	42.81	to	39.41	33,069,019	1.17%	-1.92%	to	-2.51%
2021	0.80%	to	1.40%	912,757	43.65	to	40.42	37,274,539	1.23%	33.45%	to	32.65%
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2024	0.40%	to	2.50%	1,344,946	54.80	to	39.25	62,042,624	1.51%	14.66%	to	12.23%
2023	0.40%	to	2.50%	1,579,386	47.79	to	34.97	64,175,200	1.52%	8.22%	to	5.95%
2022	0.40%	to	2.85%	1,805,313	44.16	to	31.42	68,589,990	0.99%	-1.69%	to	-4.10%
2021	0.40%	to	2.85%	2,043,608	44.92	to	32.77	79,819,886	0.99%	33.79%	to	30.50%
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2024	0.80%	to	1.40%	297,850	19.22	to	18.73	5,598,365	1.87%	14.56%	to	13.86%
2023	0.80%	to	1.40%	319,542	16.78	to	16.45	5,270,361	1.87%	8.13%	to	7.47%
2022	0.80%	to	1.40%	376,450	15.52	to	15.30	5,781,202	1.36%	-1.81%	to	-2.40%
2021	0.80%	to	1.40%	385,404	15.80	to	15.68	6,052,560	1.43%	33.63%	to	32.82%
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2024	0.40%	to	2.80%	8,173,670	19.34	to	17.42	150,979,827	1.59%	14.67%	to	11.89%
2023	0.40%	to	2.85%	9,661,150	16.87	to	15.54	157,316,925	1.55%	8.35%	to	5.69%
2022	0.40%	to	2.85%	11,610,728	15.57	to	14.70	176,212,496	1.12%	-1.70%	to	-4.11%
2021	0.40%	to	2.85%	11,992,913	15.84	to	15.33	187,263,537	1.09%	33.81%	to	30.53%
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2024	0.40%	to	0.60%	85,206	10.43	to	10.29	883,920	2.95%	0.67%	to	0.47%
2023	0.40%	to	0.60%	83,276	10.36	to	10.24	858,555	2.81%	4.77%	to	4.56%
2022	0.40%	to	0.60%	77,370	9.88	to	9.79	762,261	2.25%	-13.73%	to	-13.91%
2021	0.40%	to	0.60%	105,005	11.46	to	11.37	1,200,855	1.77%	-2.47%	to	-2.67%
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2024	0.80%	to	1.40%	205,615	13.68	to	12.37	2,577,507	3.25%	0.56%	to	-0.05%
2023	0.80%	to	1.40%	208,394	13.61	to	12.37	2,613,758	3.08%	4.35%	to	3.72%
2022	0.80%	to	1.40%	238,604	13.04	to	11.93	2,882,674	2.49%	-15.37%	to	-15.88%
2021	0.80%	to	1.40%	207,005	15.41	to	14.18	2,969,316	1.78%	-1.82%	to	-2.41%
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2024	0.40%	to	2.90%	7,539,168	14.26	to	9.19	88,858,077	2.90%	0.71%	to	-1.83%
2023	0.40%	to	2.90%	8,139,232	14.15	to	9.36	96,173,906	2.77%	4.63%	to	2.01%
2022	0.40%	to	2.90%	8,451,486	13.53	to	9.17	96,348,842	2.05%	-15.32%	to	-17.44%
2021	0.40%	to	2.90%	8,606,445	15.98	to	11.11	116,947,528	1.79%	-1.64%	to	-4.11%
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2024	0.40%	to	2.75%	83,713,280	27.58	to	17.22	1,789,216,352	0.00%	12.08%	to	9.42%
2023	0.40%	to	2.75%	97,114,815	24.61	to	15.74	1,873,345,878	0.00%	15.82%	to	13.09%
2022	0.40%	to	2.95%	108,932,578	21.25	to	13.50	1,833,973,278	0.00%	-15.39%	to	-17.55%
2021	0.40%	to	2.95%	121,505,952	25.11	to	16.38	2,443,533,515	0.17%	15.29%	to	12.34%
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2024	0.40%	to	2.70%	31,823,609	17.60	to	11.12	439,957,202	0.00%	4.68%	to	2.25%
2023	0.40%	to	2.70%	37,331,535	16.82	to	10.88	497,317,884	0.00%	8.39%	to	5.90%
2022	0.40%	to	2.70%	43,213,362	15.51	to	10.27	536,674,004	0.00%	-12.42%	to	-14.44%
2021	0.40%	to	2.70%	47,157,538	17.71	to	12.01	675,177,195	0.11%	3.96%	to	1.56%
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2024	0.40%	to	2.75%	14,297,836	29.83	to	18.40	326,731,883	0.00%	13.25%	to	10.56%
2023	0.40%	to	2.75%	15,277,679	26.34	to	16.65	311,127,738	0.00%	17.43%	to	14.67%
2022	0.40%	to	2.75%	16,428,664	22.43	to	14.52	287,394,410	0.00%	-15.47%	to	-17.46%
2021	0.40%	to	2.75%	16,993,711	26.53	to	17.59	354,589,573	0.16%	17.59%	to	14.81%
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2024	0.40%	to	2.85%	27,573,010	20.76	to	13.16	461,005,227	0.00%	7.39%	to	4.73%
2023	0.40%	to	2.85%	31,941,714	19.34	to	12.57	502,550,980	0.00%	11.25%	to	8.52%
2022	0.40%	to	2.95%	36,958,066	17.38	to	11.41	527,962,785	0.00%	-13.42%	to	-15.63%
2021	0.40%	to	2.95%	40,815,042	20.07	to	13.52	680,077,679	0.14%	8.59%	to	5.81%
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2024	0.40%	to	3.40%	88,561,271	25.28	to	14.28	1,769,349,753	0.00%	10.51%	to	7.16%
2023	0.40%	to	3.40%	101,638,515	22.88	to	13.33	1,854,960,885	0.00%	14.46%	to	11.02%
2022	0.40%	to	3.40%	113,068,702	19.99	to	12.01	1,818,080,093	0.00%	-14.47%	to	-17.04%
2021	0.40%	to	3.40%	123,502,905	23.37	to	14.47	2,341,290,262	0.16%	13.01%	to	9.61%
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2024	0.60%	to	2.50%	6,003,393	44.41	to	20.50	147,613,346	0.00%	14.67%	to	12.47%
2023	0.40%	to	2.50%	5,964,616	39.89	to	18.22	128,082,358	0.00%	19.06%	to	16.56%
2022	0.40%	to	2.70%	5,963,134	33.50	to	15.17	108,285,266	0.00%	-15.56%	to	-17.50%
2021	0.40%	to	2.70%	5,473,421	39.68	to	18.39	118,151,859	0.13%	19.62%	to	16.86%
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2024	0.40%	to	2.85%	80,202,963	22.72	to	14.26	1,456,878,362	0.00%	8.82%	to	6.13%
2023	0.40%	to	2.85%	92,759,445	20.88	to	13.43	1,564,241,519	0.00%	12.87%	to	10.10%
2022	0.40%	to	2.85%	103,046,921	18.50	to	12.20	1,554,006,179	0.00%	-14.05%	to	-16.16%
2021	0.40%	to	3.10%	113,628,707	21.53	to	14.05	2,013,484,975	0.16%	10.55%	to	7.56%
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2024	0.40%	to	2.75%	48,962,649	24.95	to	17.16	1,040,950,060	0.00%	7.36%	to	4.81%
2023	0.40%	to	2.85%	57,728,414	23.24	to	16.13	1,154,389,192	0.00%	12.59%	to	9.83%
2022	0.40%	to	2.95%	64,491,785	20.64	to	14.48	1,156,515,165	0.00%	-15.33%	to	-17.49%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2021	0.40%	to	2.95%	70,464,357	24.38	to	17.55	1,506,404,226	0.20%	7.81%	to	5.05%
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2024	0.40%	to	2.65%	35,880,258	32.87	to	22.98	997,023,271	0.00%	10.03%	to	7.53%
2023	0.40%	to	2.65%	41,694,396	29.88	to	21.37	1,064,486,223	0.00%	15.91%	to	13.30%
2022	0.40%	to	2.65%	46,600,455	25.78	to	18.86	1,037,549,934	0.00%	-17.89%	to	-19.75%
2021	0.40%	to	2.65%	51,530,744	31.39	to	23.51	1,412,057,968	0.17%	11.71%	to	9.19%
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2024	0.40%	to	2.10%	6,311,320	9.92	to	9.00	59,491,339	3.25%	0.41%	to	-1.32%
2023	0.40%	to	2.40%	4,526,914	9.88	to	8.99	42,869,012	2.83%	4.80%	to	2.70%
2022	0.40%	to	2.10%	3,456,865	9.43	to	8.85	31,506,977	1.78%	-14.08%	to	-15.54%
2021	0.40%	to	2.40%	3,195,180	10.97	to	10.39	34,193,536	1.24%	-2.42%	to	-4.38%
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2024	0.40%	to	2.40%	4,477,740	17.45	to	15.56	74,216,858	1.26%	15.10%	to	12.78%
2023	0.40%	to	2.10%	4,007,583	15.16	to	13.99	58,247,021	1.53%	20.00%	to	17.96%
2022	0.40%	to	2.10%	3,532,390	12.63	to	11.86	43,177,588	1.63%	-16.71%	to	-18.13%
2021	0.40%	to	2.40%	2,930,870	15.17	to	14.37	43,379,497	1.72%	21.38%	to	18.94%
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2024	0.40%	to	2.80%	3,326,611	16.60	to	10.64	44,288,946	2.33%	10.56%	to	7.88%
2023	0.40%	to	2.80%	3,155,178	15.01	to	9.87	38,116,632	2.64%	20.98%	to	18.07%
2022	0.40%	to	2.80%	3,312,582	12.41	to	8.36	33,425,282	3.52%	-14.72%	to	-16.77%
2021	0.40%	to	2.80%	3,502,801	14.55	to	10.04	41,878,046	2.24%	11.95%	to	9.25%
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II (NVLCP2)
2024	0.80%	to	1.45%	56,024	14.93	to	13.38	796,135	3.12%	0.91%	to	0.24%
2023	0.80%	to	1.45%	53,517	14.80	to	13.35	756,331	3.90%	6.32%	to	5.62%
2022	0.80%	to	1.45%	42,506	13.92	to	12.64	564,175	2.43%	-14.44%	to	-15.00%
2021	0.80%	to	1.45%	40,555	16.27	to	14.87	630,668	0.35%	-1.72%	to	-2.37%
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P (NVLCPP)
2024	0.40%	to	2.75%	40,559,242	9.26	to	8.57	363,112,753	3.19%	1.48%	to	-0.93%
2023	0.40%	to	2.85%	43,461,653	9.13	to	8.63	387,369,150	3.55%	6.93%	to	4.31%
2022	0.40%	to	2.85%	44,324,455	8.54	to	8.27	373,324,463	2.41%	-13.94%	to	-16.06%
2021	0.40%	to	2.85%	48,708,497	9.92	to	9.85	481,818,755	3.23%	-0.80%	to	-1.46%	****
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II (NVMGA2)
2024	0.40%	to	2.50%	25,306,549	14.98	to	11.53	326,236,800	0.00%	6.93%	to	4.66%
2023	0.40%	to	2.50%	27,864,320	14.01	to	11.01	339,015,555	0.00%	11.36%	to	9.02%
2022	0.40%	to	2.85%	30,058,487	12.58	to	9.83	331,504,160	0.00%	-15.18%	to	-17.26%
2021	0.40%	to	2.85%	29,761,850	14.83	to	11.88	390,613,736	3.64%	4.01%	to	1.45%
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I (NVMIG1)
2024	0.80%	to	1.40%	1,190,614	12.96	to	12.15	14,600,442	0.32%	-2.14%	to	-2.74%
2023	0.80%	to	1.40%	1,330,805	13.25	to	12.49	16,761,977	1.87%	14.75%	to	14.06%
2022	0.80%	to	1.40%	1,461,401	11.55	to	10.95	16,125,859	0.00%	-38.42%	to	-38.80%
2021	0.80%	to	1.40%	1,554,725	18.75	to	17.89	28,002,819	0.37%	-1.87%	to	-2.47%
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2024	0.40%	to	2.90%	9,617,660	16.56	to	10.19	125,323,755	0.23%	-2.12%	to	-4.59%
2023	0.40%	to	2.90%	11,204,044	16.92	to	10.68	150,626,104	1.36%	15.08%	to	12.20%
2022	0.40%	to	2.90%	12,755,434	14.70	to	9.52	150,516,619	0.00%	-38.33%	to	-39.88%
2021	0.40%	to	2.90%	10,844,176	23.84	to	15.83	209,508,046	0.20%	-1.81%	to	-4.27%
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2024	0.80%	to	1.40%	116,593	14.32	to	13.96	1,632,172	5.89%	3.60%	to	2.97%
2023	0.80%	to	1.40%	136,468	13.83	to	13.56	1,854,186	2.71%	14.75%	to	14.06%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.80%	to	1.40%	154,806	12.05	to	11.89	1,842,982	3.65%	-6.62%	to	-7.18%
2021	0.80%	to	1.40%	169,230	12.90	to	12.81	2,169,305	3.29%	9.69%	to	9.03%
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2024	0.40%	to	2.90%	10,171,479	14.40	to	12.94	140,009,288	5.77%	3.68%	to	1.06%
2023	0.40%	to	2.90%	11,712,901	13.89	to	12.81	157,176,808	2.30%	14.90%	to	12.03%
2022	0.40%	to	2.90%	14,533,815	12.09	to	11.43	171,558,494	3.59%	-6.50%	to	-8.85%
2021	0.40%	to	2.90%	15,544,285	12.93	to	12.54	198,371,983	3.01%	9.84%	to	7.08%
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2024	0.80%	to	1.40%	291,808	66.64	to	60.23	17,828,340	0.76%	25.05%	to	24.29%
2023	0.80%	to	1.40%	330,587	53.29	to	48.46	16,274,446	5.66%	34.28%	to	33.47%
2022	0.80%	to	1.40%	291,776	39.69	to	36.31	10,731,536	5.18%	-13.19%	to	-13.71%
2021	0.80%	to	1.40%	306,158	45.72	to	42.08	13,032,023	0.00%	39.32%	to	38.48%
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2024	0.40%	to	2.90%	4,722,101	69.05	to	44.84	271,688,303	0.65%	25.35%	to	22.19%
2023	0.40%	to	2.90%	4,641,666	55.08	to	36.70	214,404,285	5.61%	34.45%	to	31.09%
2022	0.40%	to	2.90%	3,990,989	40.97	to	27.99	138,301,443	4.92%	-12.99%	to	-15.17%
2021	0.40%	to	2.90%	4,373,691	47.09	to	33.00	175,813,389	0.00%	39.31%	to	35.82%
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2024	0.95%	to	1.45%	394,183	10.58	to	10.34	4,149,612	4.48%	3.62%	to	3.10%
2023	0.95%	to	1.45%	212,392	10.21	to	10.03	2,156,823	4.44%	3.50%	to	2.98%
2022	0.95%	to	1.35%	71,675	9.87	to	9.76	703,543	0.82%	0.17%	to	-0.23%
2021	0.95%	to	1.45%	142,905	9.85	to	9.77	1,398,478	0.00%	-0.95%	to	-1.45%
2020	1.35%			12,575	9.92			124,759	0.00%	-0.79%			****
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2024	0.80%	to	1.40%	4,590,452	33.41	to	30.20	140,714,840	0.00%	17.55%	to	16.83%
2023	0.80%	to	1.40%	5,123,907	28.43	to	25.85	134,331,293	0.00%	19.62%	to	18.90%
2022	0.80%	to	1.40%	5,600,134	23.77	to	21.74	123,356,538	0.00%	-38.11%	to	-38.48%
2021	0.80%	to	1.40%	6,168,000	38.40	to	35.34	220,644,760	0.12%	-5.47%	to	-6.04%
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2024	0.40%	to	2.90%	3,453,535	33.55	to	22.41	98,919,875	0.00%	17.61%	to	14.64%
2023	0.40%	to	2.90%	4,064,100	28.53	to	19.55	100,053,703	0.00%	19.96%	to	16.96%
2022	0.40%	to	2.90%	4,472,363	23.78	to	16.71	92,680,082	0.00%	-38.07%	to	-39.62%
2021	0.40%	to	2.90%	4,260,944	38.40	to	27.68	143,982,094	0.00%	-5.31%	to	-7.69%
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I (NVMMV1)
2024	0.40%	to	0.60%	20,304	26.43	to	25.82	529,139	1.17%	8.10%	to	7.89%
2023	0.40%	to	0.60%	19,612	24.45	to	23.93	473,211	1.58%	8.38%	to	8.17%
2022	0.40%	to	0.60%	25,749	22.56	to	22.12	574,533	1.38%	-2.98%	to	-3.18%
2021	0.40%	to	0.60%	31,910	23.25	to	22.85	735,911	0.88%	23.71%	to	23.46%
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II (NVMMV2)
2024	0.40%	to	2.90%	6,568,477	35.91	to	22.92	194,847,503	0.98%	8.05%	to	5.32%
2023	0.40%	to	2.90%	7,395,809	33.23	to	21.76	204,945,097	1.47%	8.20%	to	5.49%
2022	0.40%	to	2.90%	8,345,185	30.71	to	20.62	215,518,968	1.38%	-3.05%	to	-5.48%
2021	0.40%	to	2.90%	8,751,029	31.68	to	21.82	235,464,529	0.74%	23.52%	to	20.42%
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I (NVNMO1)
2024	0.80%	to	1.40%	2,191,166	38.84	to	35.10	77,883,452	0.42%	20.50%	to	19.77%
2023	0.80%	to	1.40%	2,468,745	32.23	to	29.31	73,203,345	0.51%	22.41%	to	21.67%
2022	0.80%	to	1.40%	2,722,064	26.33	to	24.09	66,291,363	0.38%	-17.72%	to	-18.22%
2021	0.80%	to	1.40%	2,959,489	32.00	to	29.45	88,053,178	0.30%	25.56%	to	24.80%
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II (NVNMO2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.40%	to	2.85%	1,331,264	40.29	to	26.86	45,199,640	0.33%	20.99%	to	18.00%
2023	0.40%	to	2.85%	1,551,044	33.30	to	22.77	44,030,843	0.41%	22.70%	to	19.70%
2022	0.40%	to	2.85%	1,776,328	27.14	to	19.02	41,559,262	0.32%	-17.44%	to	-19.47%
2021	0.40%	to	2.85%	1,803,208	32.87	to	23.62	51,630,555	0.22%	25.92%	to	22.82%
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I (NVNSR1)
2024	0.80%	to	1.40%	52,498	32.65	to	29.51	1,575,562	0.27%	7.76%	to	7.10%
2023	0.80%	to	1.40%	59,688	30.30	to	27.56	1,670,932	0.32%	19.63%	to	18.91%
2022	0.80%	to	1.40%	64,240	25.33	to	23.17	1,510,981	0.48%	-23.53%	to	-23.99%
2021	0.80%	to	1.40%	77,964	33.13	to	30.49	2,408,066	0.33%	25.80%	to	25.03%
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II (NVNSR2)
2024	0.40%	to	2.90%	3,015,221	36.20	to	22.58	86,791,071	0.17%	8.04%	to	5.31%
2023	0.40%	to	2.90%	3,345,884	33.51	to	21.44	89,981,990	0.29%	20.20%	to	17.19%
2022	0.40%	to	2.90%	3,655,873	27.88	to	18.29	82,634,529	0.48%	-23.26%	to	-25.18%
2021	0.40%	to	2.90%	4,161,778	36.33	to	24.45	123,921,744	0.32%	26.25%	to	23.08%
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2024	0.40%	to	1.50%	6,617,130	31.84	to	13.07	452,038,414	1.17%	22.31%	to	20.95%
2023	0.40%	to	1.50%	7,478,973	26.03	to	10.81	421,747,263	1.41%	23.39%	to	22.03%
2022	0.40%	to	1.50%	8,224,215	21.10	to	8.86	379,945,812	0.86%	-22.41%	to	-23.27%
2021	0.40%	to	1.50%	8,981,264	27.19	to	11.54	539,546,722	0.52%	29.72%	to	15.41%
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2024	0.40%	to	2.90%	8,525,965	76.53	to	51.40	551,009,124	0.93%	22.00%	to	18.93%
2023	0.40%	to	2.90%	9,991,204	62.73	to	43.22	534,612,263	1.16%	23.07%	to	19.99%
2022	0.40%	to	2.90%	11,299,381	50.97	to	36.02	496,224,361	0.62%	-22.57%	to	-24.51%
2021	0.40%	to	2.90%	12,644,828	65.83	to	47.71	724,423,317	0.63%	29.40%	to	26.15%
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2024	0.80%	to	1.40%	1,463,165	23.22	to	20.99	31,131,243	2.34%	9.83%	to	9.17%
2023	0.80%	to	1.40%	1,631,689	21.14	to	19.22	31,778,029	2.23%	11.98%	to	11.30%
2022	0.80%	to	1.40%	1,864,968	18.88	to	17.27	32,591,526	1.51%	-29.09%	to	-29.52%
2021	0.80%	to	1.40%	2,016,971	26.62	to	24.51	49,969,174	1.08%	45.57%	to	44.69%
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2024	0.40%	to	2.55%	3,558,999	48.08	to	16.53	69,740,225	2.16%	10.05%	to	7.66%
2023	0.40%	to	2.85%	3,862,803	43.69	to	14.63	69,652,098	2.06%	12.19%	to	9.44%
2022	0.40%	to	2.85%	4,225,753	38.94	to	13.37	68,617,190	1.24%	-29.00%	to	-30.75%
2021	0.40%	to	2.85%	4,572,952	54.85	to	19.31	105,252,118	0.87%	45.74%	to	42.16%
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2024	0.40%	to	2.75%	10,801,781	25.64	to	19.40	246,324,517	0.97%	10.43%	to	7.81%
2023	0.40%	to	2.75%	10,157,915	23.22	to	18.00	211,394,938	1.16%	15.88%	to	13.16%
2022	0.40%	to	2.75%	10,506,783	20.04	to	15.91	190,046,244	0.88%	-21.04%	to	-22.90%
2021	0.40%	to	2.80%	9,060,427	25.37	to	20.54	209,538,965	0.90%	13.74%	to	11.00%
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II (NVSTB2)
2024	0.40%	to	2.80%	13,995,455	12.58	to	8.36	147,714,930	3.83%	4.64%	to	2.10%
2023	0.40%	to	2.85%	15,839,903	12.02	to	8.12	161,265,090	3.38%	5.26%	to	2.68%
2022	0.40%	to	2.85%	17,506,995	11.42	to	7.91	171,179,119	2.01%	-6.04%	to	-8.35%
2021	0.40%	to	2.85%	16,839,858	12.16	to	8.63	175,883,719	1.06%	-0.99%	to	-3.42%
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2024	0.60%	to	2.55%	1,062,857	21.67	to	15.89	19,908,257	5.86%	3.62%	to	1.58%
2023	0.60%	to	2.55%	1,215,787	20.91	to	15.64	22,186,381	2.39%	14.87%	to	12.62%
2022	0.40%	to	2.55%	1,395,243	18.71	to	13.89	22,363,558	3.57%	-6.37%	to	-8.39%
2021	0.40%	to	2.55%	1,571,139	19.98	to	15.16	27,192,723	2.24%	9.96%	to	7.59%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2024	0.40%	to	2.80%	66,432,807	11.03	to	7.22	879,826,210	4.77%	4.46%	to	1.93%
2023	0.40%	to	2.80%	62,708,437	10.56	to	7.08	794,786,461	4.65%	4.33%	to	1.82%
2022	0.40%	to	2.75%	65,605,158	10.12	to	7.03	809,083,522	1.39%	0.89%	to	-1.48%
2021	0.40%	to	2.75%	56,976,060	10.03	to	7.14	670,472,324	0.00%	-0.40%	to	-2.75%
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2024	0.40%	to	1.40%	477,375	31.54	to	117.78	56,467,876	0.12%	12.63%	to	11.49%
2023	0.40%	to	1.40%	544,345	28.01	to	105.64	56,784,283	0.50%	13.53%	to	12.40%
2022	0.40%	to	1.40%	595,817	24.67	to	93.99	55,956,979	0.44%	-19.09%	to	-19.90%
2021	0.40%	to	1.40%	648,193	30.49	to	117.34	75,978,903	0.00%	30.31%	to	29.01%
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2024	0.40%	to	2.55%	1,368,550	38.50	to	50.18	83,828,195	0.00%	12.38%	to	9.94%
2023	0.40%	to	2.55%	1,177,857	34.25	to	45.64	65,186,049	0.35%	13.24%	to	10.80%
2022	0.40%	to	2.55%	1,219,361	30.25	to	41.19	60,808,453	0.31%	-19.31%	to	-21.05%
2021	0.40%	to	2.85%	1,112,472	37.49	to	45.09	69,765,465	0.00%	29.99%	to	26.79%
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class I (SCGF)
2024	0.80%	to	1.40%	239,066	27.76	to	23.90	5,856,848	0.00%	20.24%	to	19.50%
2023	0.80%	to	1.40%	238,034	23.09	to	20.00	4,877,638	0.00%	16.53%	to	15.83%
2022	0.80%	to	1.40%	284,269	19.81	to	17.27	5,023,975	0.00%	-30.92%	to	-31.34%
2021	0.80%	to	1.40%	294,897	28.68	to	25.15	7,584,535	0.00%	9.43%	to	8.76%
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II (SCGF2)
2024	0.40%	to	2.80%	1,673,875	33.62	to	33.78	79,645,622	0.00%	20.44%	to	17.52%
2023	0.40%	to	2.80%	1,395,670	27.92	to	28.74	55,721,552	0.00%	16.69%	to	13.89%
2022	0.40%	to	2.80%	1,313,572	25.23	to	25.24	45,606,828	0.00%	-30.78%	to	-32.45%
2021	0.40%	to	2.85%	1,159,135	36.46	to	37.01	59,233,597	0.00%	9.60%	to	6.91%
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2024	0.40%	to	1.40%	340,918	24.74	to	58.41	19,663,334	0.71%	6.10%	to	5.03%
2023	0.40%	to	1.40%	399,420	23.31	to	55.61	21,963,922	0.41%	16.98%	to	15.81%
2022	0.40%	to	1.40%	445,517	19.93	to	48.02	21,209,510	0.33%	-13.26%	to	-14.13%
2021	0.40%	to	1.40%	466,390	22.98	to	55.92	25,931,310	0.00%	31.51%	to	30.19%
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2024	0.40%	to	2.75%	873,173	34.19	to	36.74	45,549,718	0.66%	5.87%	to	3.36%
2023	0.40%	to	2.75%	967,848	32.29	to	35.55	48,193,892	0.21%	16.69%	to	13.94%
2022	0.40%	to	2.75%	1,066,618	27.67	to	31.20	46,164,330	0.12%	-13.51%	to	-15.55%
2021	0.40%	to	2.85%	1,086,083	32.00	to	36.24	55,561,610	0.00%	31.05%	to	27.83%
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2024	0.80%	to	1.40%	561,795	81.85	to	83.68	113,205,792	1.04%	12.74%	to	12.06%
2023	0.80%	to	1.40%	617,800	72.60	to	74.68	111,193,139	1.31%	7.41%	to	6.76%
2022	0.80%	to	1.40%	680,092	67.59	to	69.95	114,521,605	1.14%	-9.18%	to	-9.72%
2021	0.80%	to	1.40%	760,739	74.42	to	77.48	140,363,843	0.76%	20.91%	to	20.18%
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2024	0.40%	to	2.90%	2,093,768	34.93	to	33.13	100,483,883	0.80%	12.88%	to	10.03%
2023	0.40%	to	2.90%	2,329,915	30.95	to	30.11	100,313,544	1.08%	7.60%	to	4.91%
2022	0.40%	to	2.90%	2,527,841	28.76	to	28.70	102,368,804	0.92%	-9.03%	to	-11.31%
2021	0.40%	to	2.90%	2,764,737	31.62	to	32.36	124,781,722	0.52%	21.09%	to	18.05%
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares (AMMCGS)
2024	0.80%	to	2.50%	36,329	23.44	to	54.47	2,415,137	0.00%	22.76%	to	20.65%
2023	0.80%	to	2.50%	42,222	19.10	to	45.15	2,295,073	0.00%	17.02%	to	15.02%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2022	0.80%	to	2.50%	50,308	16.32	to	39.25	2,315,370	0.00%	-29.40%	to	-30.61%
2021	0.80%	to	2.50%	55,520	23.11	to	56.56	3,681,772	0.00%	11.82%	to	9.91%
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2024	0.80%	to	2.35%	233,813	59.51	to	51.68	14,978,319	0.21%	24.83%	to	22.87%
2023	0.80%	to	2.35%	268,444	47.67	to	42.06	13,774,708	0.34%	25.89%	to	23.93%
2022	0.80%	to	2.35%	296,772	37.87	to	33.94	12,176,093	0.43%	-19.10%	to	-20.37%
2021	0.80%	to	2.35%	346,609	46.81	to	42.62	17,657,350	0.37%	22.49%	to	20.58%
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares (AMTB)
2024	0.40%	to	2.90%	3,158,163	12.16	to	7.78	38,831,766	5.48%	5.67%	to	3.00%
2023	0.40%	to	2.90%	3,500,786	11.50	to	7.55	41,209,251	4.39%	5.48%	to	2.84%
2022	0.40%	to	2.90%	3,921,360	10.91	to	7.34	44,153,108	3.58%	-5.56%	to	-7.93%
2021	0.40%	to	2.90%	4,852,137	11.55	to	7.97	57,767,611	2.57%	0.34%	to	-2.18%
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2024	1.30%	to	2.40%	258,532	13.09	to	11.42	3,206,555	2.14%	4.31%	to	3.14%
2023	1.30%	to	2.45%	340,384	12.55	to	11.01	4,063,676	0.00%	7.23%	to	5.99%
2022	1.30%	to	2.45%	451,826	11.70	to	10.39	5,055,488	19.22%	-13.31%	to	-14.32%
2021	1.30%	to	2.45%	501,455	13.50	to	12.12	6,496,666	0.54%	6.88%	to	5.63%
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2024	1.30%	to	2.45%	178,436	14.60	to	12.66	2,441,311	1.50%	5.88%	to	4.64%
2023	1.30%	to	2.45%	256,381	13.79	to	12.10	3,329,741	0.12%	9.28%	to	8.01%
2022	1.30%	to	2.45%	300,024	12.62	to	11.20	3,590,557	8.41%	-14.98%	to	-15.96%
2021	1.30%	to	2.50%	327,868	14.84	to	13.27	4,637,645	0.70%	10.67%	to	9.33%
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2024	1.30%	to	2.50%	305,571	14.41	to	12.42	4,111,550	2.48%	5.78%	to	4.49%
2023	1.30%	to	2.50%	331,292	13.62	to	11.88	4,246,735	0.15%	8.62%	to	7.30%
2022	1.30%	to	2.50%	385,859	12.54	to	11.08	4,588,722	15.75%	-14.88%	to	-15.91%
2021	1.30%	to	2.85%	455,778	14.73	to	11.92	6,375,111	0.74%	9.28%	to	7.57%
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2024	0.40%	to	1.45%	27,729	16.95	to	13.70	428,769	3.15%	7.83%	to	6.68%
2023	0.40%	to	1.45%	27,797	15.72	to	12.84	401,363	1.79%	8.04%	to	6.91%
2022	0.40%	to	1.45%	30,432	14.55	to	12.01	410,578	2.99%	-13.32%	to	-14.23%
2021	0.40%	to	1.45%	31,240	16.78	to	14.00	489,404	0.76%	8.43%	to	7.29%
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2024	0.40%	to	0.60%	5,385	11.52	to	11.36	61,399	4.69%	5.08%	to	4.87%
2023	0.40%	to	0.60%	6,997	10.96	to	10.83	76,177	3.62%	6.57%	to	6.36%
2022	0.40%	to	0.60%	7,154	10.28	to	10.19	73,161	2.63%	-6.83%	to	-7.02%
2021	0.40%	to	0.60%	5,661	11.04	to	10.96	62,133	1.99%	0.79%	to	0.58%
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2024	0.40%	to	2.75%	2,307,122	14.15	to	11.48	30,857,143	6.27%	3.16%	to	0.71%
2023	0.40%	to	2.80%	2,678,564	13.71	to	11.33	35,115,689	2.80%	7.59%	to	5.00%
2022	0.40%	to	2.80%	2,882,103	12.75	to	10.79	35,490,501	7.51%	-12.22%	to	-14.33%
2021	0.40%	to	2.80%	3,059,097	14.52	to	12.60	43,367,124	10.90%	15.58%	to	12.79%
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2024	0.40%	to	2.40%	1,033,790	12.33	to	9.73	11,194,610	6.33%	6.99%	to	4.83%
2023	0.40%	to	2.40%	1,196,193	11.52	to	9.28	12,237,595	5.61%	10.57%	to	8.35%
2022	0.40%	to	2.40%	1,277,183	10.42	to	8.57	11,943,729	4.73%	-16.14%	to	-17.82%
2021	0.40%	to	2.40%	1,297,839	12.43	to	10.42	14,629,822	4.39%	-3.04%	to	-4.98%
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2024	0.60%	to	2.75%	1,447,032	10.73	to	7.62	13,428,725	3.12%	-4.08%	to	-6.17%
2023	0.60%	to	2.75%	1,255,174	11.18	to	8.12	12,264,698	2.43%	5.48%	to	3.20%
2022	0.60%	to	2.75%	1,350,511	10.60	to	7.86	12,602,018	1.47%	-19.55%	to	-21.29%
2021	0.40%	to	2.75%	1,409,571	13.52	to	9.99	16,497,111	5.77%	-7.98%	to	-10.15%
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2024	0.40%	to	0.60%	11,102	13.32	to	13.01	147,628	3.60%	5.04%	to	4.83%
2023	0.40%	to	0.60%	12,848	12.68	to	12.42	162,729	2.60%	8.59%	to	8.37%
2022	0.40%	to	0.60%	12,975	11.68	to	11.46	151,355	1.37%	-10.52%	to	-10.70%
2021	0.40%	to	0.60%	40,864	13.05	to	12.83	533,244	1.57%	-2.35%	to	-2.54%
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)
2024	1.05%	to	2.30%	146,043	10.10	to	10.36	1,462,101	3.69%	4.24%	to	3.55%
2023	1.05%			129	9.69			1,254	2.50%	7.77%
2022	1.05%			130	8.99			1,169	1.39%	-11.19%
2021	1.05%			130	10.12			1,316	1.25%	-3.08%			****
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2024	0.40%	to	0.60%	21,311	15.37	to	15.01	325,272	5.74%	6.35%	to	6.13%
2023	0.40%	to	0.60%	27,741	14.45	to	14.14	397,326	5.59%	11.68%	to	11.45%
2022	0.40%	to	0.60%	31,464	12.94	to	12.69	404,145	4.94%	-10.74%	to	-10.92%
2021	0.40%	to	0.60%	28,229	14.49	to	14.24	406,215	4.38%	3.13%	to	2.92%
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2024	0.40%	to	2.40%	4,446,702	12.10	to	10.73	49,247,929	5.72%	4.88%	to	2.77%
2023	0.40%	to	2.40%	1,304,923	11.54	to	10.44	13,978,536	5.24%	7.72%	to	4.37%
2022	0.40%	to	1.45%	425,080	10.71	to	9.82	4,404,541	3.61%	-8.25%	to	-9.21%
2021	0.40%	to	1.45%	394,576	11.67	to	10.81	4,475,523	2.79%	1.50%	to	0.43%
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2024	0.40%	to	2.90%	27,364,889	13.17	to	8.84	306,030,684	3.89%	3.97%	to	1.35%
2023	0.40%	to	2.90%	29,318,519	12.67	to	8.72	318,359,447	3.50%	4.46%	to	1.84%
2022	0.40%	to	2.90%	31,285,789	12.12	to	8.57	328,224,325	1.52%	-6.22%	to	-8.57%
2021	0.40%	to	2.90%	35,344,714	12.93	to	9.37	398,995,721	0.42%	-1.42%	to	-3.90%
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2024	0.40%	to	2.00%	327,236	10.82	to	8.95	3,334,797	2.25%	1.62%	to	-0.02%
2023	0.40%	to	0.60%	147,996	10.64	to	10.42	1,574,540	2.93%	3.18%	to	2.97%
2022	0.40%	to	0.60%	160,069	10.32	to	10.12	1,650,693	6.29%	-12.33%	to	-12.50%
2021	0.40%	to	0.60%	71,857	11.77	to	11.56	844,839	5.03%	5.02%	to	4.81%
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
PIMCO Variable Insurance Trust - CommodityRealReturn(R)Strategy Portfolio: Advisor Class (PMVRSD)
2024	0.40%	to	1.45%	171,817	8.12	to	7.18	1,304,785	2.08%	3.55%	to	2.45%
2023	0.40%	to	1.45%	170,327	7.85	to	7.01	1,254,404	15.71%	-8.30%	to	-9.26%
2022	0.40%	to	1.45%	156,784	8.56	to	7.72	1,277,325	19.90%	8.23%	to	7.09%
2021	0.40%	to	1.45%	65,783	7.90	to	7.21	500,452	4.65%	32.58%	to	31.18%
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2024	0.40%	to	2.85%	11,850,895	11.97	to	9.65	130,618,507	4.91%	5.52%	to	2.91%
2023	0.40%	to	2.85%	10,719,556	11.35	to	9.37	112,867,384	4.39%	5.38%	to	2.80%
2022	0.40%	to	2.85%	9,635,040	10.77	to	9.12	97,165,458	1.55%	-0.67%	to	-3.10%
2021	0.40%	to	2.85%	8,468,806	10.84	to	9.41	86,672,026	0.99%	-0.55%	to	-3.00%
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2024	1.30%	to	1.80%	21,048	10.87	to	10.14	221,839	3.94%	1.09%	to	0.58%
2023	1.30%	to	1.80%	22,629	10.75	to	10.08	236,076	3.49%	4.46%	to	3.94%
2022	1.30%	to	1.50%	13,157	10.29	to	10.05	133,225	2.46%	-15.50%	to	-15.67%
2021	1.30%	to	1.50%	20,108	12.18	to	11.92	242,427	1.68%	-2.64%	to	-2.84%
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2024	0.40%	to	2.45%	9,218,757	21.13	to	20.16	201,613,041	0.99%	18.66%	to	16.21%
2023	0.40%	to	2.45%	6,994,432	17.81	to	17.35	130,099,240	1.98%	15.20%	to	12.84%
2022	0.40%	to	2.55%	6,093,266	15.46	to	15.28	99,278,171	1.24%	-3.52%	to	-5.60%
2021	0.40%	to	2.40%	3,189,682	16.02	to	16.31	54,563,794	0.75%	26.79%	to	24.25%
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
Putnam Variable Trust - Putnam VT Large Cap Growth Fund: Class IB (PVGOB)
2024	1.05%	to	2.45%	153,788	39.74	to	35.22	5,877,769	0.00%	32.00%	to	30.12%
2023	0.95%	to	2.45%	159,188	30.33	to	27.07	4,646,571	0.00%	43.11%	to	40.95%
2022	0.95%	to	2.45%	144,553	21.20	to	19.21	2,958,245	0.00%	-31.16%	to	-32.20%
2021	0.95%	to	2.45%	186,548	30.79	to	28.33	5,568,948	0.00%	21.49%	to	19.65%
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB (PVGPB)
2024	1.25%	to	2.40%	195,685	11.16	to	11.07	2,180,237	0.00%	11.55%	to	10.68%	****
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2024	0.40%	to	2.45%	1,554,884	17.88	to	16.23	26,577,534	2.26%	4.79%	to	2.62%
2023	0.40%	to	2.45%	1,337,915	17.06	to	15.81	22,022,857	1.51%	18.21%	to	15.78%
2022	0.40%	to	2.40%	1,038,753	14.44	to	13.68	14,605,662	1.60%	-7.18%	to	-9.04%
2021	0.40%	to	2.15%	491,909	15.55	to	15.10	7,523,821	1.08%	14.48%	to	12.47%
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB (PVNOB)
2024	0.75%	to	2.00%	555,100	14.17	to	13.87	7,782,731	0.21%	22.10%	to	20.55%
2023	1.30%	to	2.00%	211,758	11.56	to	11.51	2,447,112	0.00%	15.60%	to	15.06%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2024	0.90%	to	2.85%	1,379,289	10.19	to	18.21	32,390,973	2.09%	2.04%	to	0.02%
2023	0.90%	to	2.85%	1,227,979	9.98	to	18.21	28,988,121	0.03%	17.44%	to	15.14%
2022	0.90%	to	2.85%	1,129,390	8.50	to	15.81	23,072,362	1.40%	-15.11%	to	-17.19%
2021	1.15%	to	2.85%	787,260	26.40	to	19.10	19,714,613	1.05%	7.57%	to	5.72%
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2024	0.40%	to	0.60%	3,007	21.57	to	21.07	64,460	1.22%	2.99%	to	2.78%
2023	0.40%	to	0.60%	3,111	20.94	to	20.50	64,771	0.56%	25.42%	to	25.17%
2022	0.40%	to	0.60%	5,946	16.70	to	16.38	98,952	0.30%	-9.56%	to	-9.74%
2021	0.40%	to	0.60%	11,542	18.46	to	18.14	212,793	1.38%	28.30%	to	28.04%
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2024	0.40%	to	2.80%	5,198,813	63.00	to	44.06	279,015,313	0.00%	1.01%	to	-1.44%
2023	0.40%	to	2.85%	5,524,111	62.37	to	44.39	296,162,901	0.00%	2.28%	to	-0.23%
2022	0.40%	to	2.85%	5,896,603	60.99	to	44.49	311,876,141	0.00%	-13.04%	to	-15.17%
2021	0.40%	to	2.85%	6,178,640	70.13	to	52.45	379,495,777	0.00%	12.38%	to	9.61%
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2024	0.60%	to	2.40%	1,772,795	12.14	to	11.78	21,249,922	0.00%	8.38%	to	6.40%
2023	1.15%	to	2.50%	1,325,564	11.16	to	11.06	14,760,997	0.00%	11.64%	to	10.63%	****
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2024	0.60%	to	1.45%	12,661	15.43	to	9.79	179,127	3.65%	13.72%	to	12.74%
2023	0.40%	to	1.45%	24,811	13.72	to	8.68	323,824	0.00%	9.97%	to	8.81%
2022	0.40%	to	1.45%	31,339	12.48	to	7.98	370,876	0.00%	-13.70%	to	-14.61%
2021	0.40%	to	1.45%	25,278	14.46	to	9.34	344,244	8.11%	-14.35%	to	-15.26%
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2024	0.80%	to	1.40%	150,341	22.68	to	21.57	3,766,233	7.10%	1.95%	to	1.33%
2023	0.80%	to	1.40%	169,384	22.24	to	21.29	4,226,078	4.19%	10.51%	to	9.85%
2022	0.80%	to	1.40%	188,129	20.13	to	19.38	4,215,455	4.50%	-7.67%	to	-8.23%
2021	0.80%	to	1.40%	201,742	21.80	to	21.12	4,947,081	5.11%	-4.82%	to	-5.40%
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2024	0.80%	to	1.40%	256,682	29.56	to	24.94	6,557,424	1.67%	0.39%	to	-0.22%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2024

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
2023	0.80%	to	1.40%	279,464	29.44	to	24.99	7,150,731	3.51%	8.90%	to	8.24%
2022	0.80%	to	1.40%	334,358	27.04	to	23.09	7,879,360	0.27%	-24.98%	to	-25.43%
2021	0.80%	to	1.40%	378,341	36.04	to	30.96	11,950,296	0.91%	-12.57%	to	-13.10%
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2024	0.80%	to	2.35%	312,531	37.37	to	7.05	7,897,840	2.53%	-3.61%	to	-5.13%
2023	0.80%	to	2.35%	373,229	38.77	to	7.43	9,560,002	2.81%	-4.35%	to	-5.84%
2022	0.80%	to	2.35%	405,145	40.54	to	7.89	10,812,599	1.63%	7.53%	to	5.85%
2021	0.80%	to	2.35%	458,661	37.70	to	7.46	11,176,423	0.43%	17.97%	to	16.13%
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S (VWHAS)
2024	0.40%	to	2.55%	4,405,674	9.32	to	6.60	33,471,087	2.37%	-3.48%	to	-5.57%
2023	0.40%	to	2.85%	5,067,207	9.65	to	6.74	40,253,974	2.26%	-4.22%	to	-6.57%
2022	0.40%	to	2.85%	7,565,765	10.08	to	7.22	62,771,460	1.36%	7.69%	to	5.05%
2021	0.40%	to	2.85%	5,854,613	9.36	to	6.87	45,997,786	0.34%	18.20%	to	15.30%
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2024	0.40%	to	2.40%	1,494,153	13.97	to	12.45	19,709,367	1.94%	10.47%	to	8.24%
2023	0.40%	to	2.40%	1,451,675	12.64	to	11.50	17,510,023	2.24%	10.58%	to	8.37%
2022	0.40%	to	2.40%	1,298,027	11.43	to	10.61	14,290,774	1.02%	-26.39%	to	-27.86%
2021	0.40%	to	2.35%	1,017,854	15.53	to	14.73	15,391,531	1.09%	45.83%	to	42.98%
2020	0.40%	to	1.95%	215,053	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2024

Independent Auditors’ Report

Audit Committee of the Board of Directors

Nationwide Life Insurance Company:

Opinions

We have audited the financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the statutory financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance (Department) described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 2 to the financial statements, the Company’s subsidiary received permission from the Department in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2024 and 2023, the permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. Our opinions are not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Summary of Investments - Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

March 20, 2025

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2024	2023

Admitted assets
Invested assets
Bonds	$45,798	$43,867
Stocks	3,971	3,714
Mortgage loans, net of allowance	9,619	9,144
Policy loans	1,038	969
Derivative assets	194	113
Cash, cash equivalents and short-term investments	1,687	1,555
Securities lending collateral assets	247	359
Other invested assets	2,776	2,198
Total invested assets	$65,330	$61,919
Accrued investment income	699	965
Deferred federal income tax assets, net	660	632
Other assets	580	404
Separate account assets	122,872	113,270
Total admitted assets	$190,141	$177,190

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$51,793	$49,373
Policyholders’ dividend accumulation	361	380
Asset valuation reserve	950	841
Payable for securities	845	512
Securities lending payable	247	359
Funds held under coinsurance	1,199	1,323
Other liabilities	1,018	1,447
Accrued transfers from separate accounts	(1,685)	(1,548)
Separate account liabilities	122,872	113,270
Total liabilities	$177,600	$165,957

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Special surplus funds	116	93
Additional paid-in capital	2,543	2,443
Unassigned surplus	8,778	7,593
Total capital and surplus	$12,541	$11,233
Total liabilities, capital and surplus	$190,141	$177,190

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Years ended December 31,
(in millions)	2024	2023	2022

Revenues
Premiums and annuity considerations	$16,402	$14,670	$14,535
Net investment income	3,329	3,136	2,019
Other revenues	2,764	2,389	2,346
Total revenues	$22,495	$20,195	$18,900

Benefits and expenses
Benefits to policyholders and beneficiaries	$20,838	$17,416	$15,963
Increase in reserves for future policy benefits and claims	1,967	3,747	2,525
Net transfers from separate accounts	(3,469)	(3,742)	(1,635)
Commissions	843	766	810
Reserve adjustment on reinsurance assumed	(144)	(153)	(161)
Other expenses	766	702	564
Total benefits and expenses	$20,801	$18,736	$18,066

Income before federal income tax expense and net realized capital (losses) gains on investments	$1,694	$1,459	$834
Federal income tax expense	67	108	100

Income before net realized capital (losses) gains on investments	$1,627	$1,351	$734
Net realized capital (losses) gains on investments, net of federal income tax expense (benefit) of $1, $(4) and $3 in 2024, 2023 and 2022, respectively, and excluding $(53), $(30) and $(103) of net realized capital losses transferred to the interest maintenance reserve in 2024, 2023 and 2022, respectively	(476)	(402)	240
Net income	$1,151	$949	$974

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Special surplus funds	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2021	$4	$1,100	$-	$1,998	$5,989	$9,091

Correction of error (see Note 2)	-	-	-	-	(39)	(39)
Balance as of January 1, 2022	$4	$1,100	$-	$1,998	$5,950	$9,052

Net income	-	-	-	-	974	974
Change in asset valuation reserve	-	-	-	-	(97)	(97)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $37	-	-	-	-	(40)	(40)
Change in nonadmitted assets	-	-	-	-	(33)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	310	-	310
Other, net	-	-	-	-	1	1
Balance as of December 31, 2022	$4	$1,100	$-	$2,308	$6,783	$10,195

Net income	-	-	-	-	949	949
Change in asset valuation reserve	-	-	-	-	(103)	(103)
Change in deferred income taxes	-	-	-	-	132	132
Change in net unrealized capital gains and losses, net of tax benefit of $37	-	-	-	-	(77)	(77)
Change in nonadmitted assets, including admitted disallowed interest maintenance reserve	-	-	93	-	(126)	(33)
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	135	-	135
Other, net	-	-	-	-	35	35
Balance as of December 31, 2023	$4	$1,100	$93	$2,443	$7,593	$11,233

Net income	-	-	-	-	1,151	1,151
Change in asset valuation reserve	-	-	-	-	(109)	(109)
Change in deferred income taxes	-	-	-	-	28	28
Change in net unrealized capital gains and losses, net of tax expense of $53	-	-	-	-	32	32
Change in nonadmitted assets	-	-	-	-	66	66
Capital contributions from Nationwide
Financial Services, Inc.	-	-	-	100	-	100
Other, net	-	-	23	-	17	40
Balance as of December 31, 2024	$4	$1,100	$116	$2,543	$8,778	$12,541

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2024	2023	2022

Cash flows from operating activities:
Premiums collected, net of reinsurance	$16,395	$14,675	$14,545
Net investment income	3,570	2,775	2,064
Other revenue	2,440	2,021	3,178
Policy benefits and claims paid	(20,851)	(17,567)	(15,962)
Commissions, operating expenses and taxes, other than federal income tax paid	(1,455)	(1,268)	(1,275)
Net transfers from separate accounts	3,332	3,792	1,658
Policyholders’ dividends paid	(28)	(28)	(30)
Federal income taxes (paid) recovered	(93)	98	(261)
Net cash provided by operating activities	$3,310	$4,498	$3,917

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$6,588	$2,594	$3,444
Stocks	60	46	19
Mortgage loans	754	635	1,139
Derivative assets	-	-	431
Other invested assets and other	769	467	641
Total investment proceeds	$8,171	$3,742	$5,674
Cost of investments acquired:
Bonds	$(8,665)	$(6,256)	$(6,024)
Stocks	(438)	(35)	(901)
Mortgage loans	(1,206)	(1,370)	(1,305)
Derivative assets	(302)	(556)	-
Other invested assets and other	(862)	(766)	(1,057)
Total investments acquired	$(11,473)	$(8,983)	$(9,287)
Net increase in policy loans	(69)	(37)	(19)
Net cash used in investing activities	$(3,371)	$(5,278)	$(3,632)

Cash flows from financing activities and miscellaneous sources:
Capital contributions from Nationwide Financial Services, Inc.	$100	$135	$310
Net change in deposits on deposit-type contract funds and other insurance liabilities	499	270	391
Other cash (used) provided	(406)	309	(1)
Net cash provided by financing activities and miscellaneous	$193	$714	$700

Net increase (decrease) in cash, cash equivalents and short-term investments	$132	$(66)	$985
Cash, cash equivalents and short-term investments at beginning of year	1,555	1,621	636
Cash, cash equivalents and short-term investments at end of year	$1,687	$1,555	$1,621
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$386	$385	$349
Intercompany transfer of securities from merger	$-	$203	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a wholly-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed, variable and registered index-linked annuities, public and private sector group retirement plans including retirement guarantee products, life insurance, investment advisory services, pension risk transfer (“PRT”) contracts and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell, recommend or direct the purchase of the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Affiliates that market products directly to a customer base include Nationwide Retirement Solutions, Inc., Nationwide Securities, LLC and Nationwide Financial General Agency, Inc. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2024 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Life Insurance Company (“JNL”) and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisors, LLC (“NIA”). NLAIC primarily offers individual annuity contracts including fixed annuity contracts, group annuity contracts including PRT contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a dormant Vermont domiciled special purpose financial insurance company and a nonadmitted subsidiary. NWSBL is an Ohio limited liability company that offers a securities-backed consumer lending product and is a nonadmitted subsidiary. JNL and JNLNY primarily offer individual deferred fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor and a nonadmitted subsidiary.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2024 and 2023, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact to the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment and derivative valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

Effective October 1, 2023, Jefferson National Financial Corporation (“JNFC”), a holding company and wholly-owned subsidiary of the Company, completed a merger agreement with the Company. Pursuant to the merger agreement, which was deemed a statutory merger, the operations of JNFC were merged with and into the Company, with the Company continuing as the surviving corporation. Concurrently, JNL, a wholly-owned subsidiary of JNFC prior to the merger, became a wholly-owned subsidiary of the Company. There was not a material impact on the Company’s surplus as a result of the merger.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state but allowed by the domiciliary state regulatory authority.

NLIC and NLAIC have elected to apply a prescribed practice promulgated under Ohio Administrative Code Section 3901-1-67 (“OAC 3901-1-67”) to its derivative instruments hedging indexed products and indexed annuity reserve liabilities in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Under OAC 3901-1-67, derivative instruments are carried at amortized cost with the initial hedge cost amortized over the term and asset payoffs realized at the end of the term being reported through net investment income, rather than the derivative instruments being carried at fair value with asset payoffs realized over the term through net realized capital gains and losses. Additionally, the cash surrender value reserves for indexed annuity products only reflect index interest credits at the end of the crediting term as compared to partial index interest credits accumulating throughout the crediting term in increase in reserves for future policy benefits and claims.

Eagle applies one prescribed practice with multiple applications as provided under the State of Ohio’s captive law, which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLIC and NLAIC using an alternative reserving basis from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department.

Effective October 1, 2023, Eagle was granted a permitted practice from the Department, allowing Eagle to carry a reinsurance recoverable asset under an excess of loss reinsurance agreement with a third-party reinsurer as an admitted asset.

Prior to October 1, 2023, Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value for certain universal life and term life insurance policies. Effective October 1, 2023, Olentangy terminated this permitted practice due to NLAIC’s recapture of the reinsurance agreements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

If the prescribed or permitted practices were not applied, the Company’s risk-based capital (“RBC”) would continue to be above regulatory action levels. A reconciliation of the Company’s net income between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	December 31,
			2024	2023	2022

Net Income
Statutory Net Income		OH	$1,151	$949	$974
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	270	110	(43)
Reserves for indexed annuities	51	OH	(308)	(75)	15
Tax impact	101	OH	8	(7)	6

NAIC SAP			$1,121	$977	$952

A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	State of domicile	As of December 31,
			2024	2023

Surplus
Statutory Capital and Surplus		OH	$12,541	$11,233
State Prescribed Practice:
OAC 3901-1-67:
Derivative instruments	86	OH	350	84
Reserves for indexed annuities	51	OH	(389)	(82)
Tax impact	101	OH	8	-
Subsidiary Valuation - NLAIC	51,86,101	OH	227	89
Subsidiary valuation - Eagle	51	OH	(529)	(228)
State Permitted Practice:
Subsidiary valuation - Eagle	61R	OH	(861)	(853)

NAIC SAP			$11,347	$10,243

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability or other asset, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flow are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated (“SCA”) entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●

with the exception of derivatives applying the prescribed practice under OAC 3901-1-67, unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. The Company has applied principle-based reserving to all new individual life business. For business subject to principle-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principle-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Future policy benefits for PRT contracts have been established in accordance with the CRVM. Statutory reserves for PRT business written during or after 2020 are calculated as the present value of future benefit payments, using the prescribed 1994 Group Annuity Mortality (“GAM”) table along with the AA projection mortality improvement scale and prescribed valuation rates as specified in Chapter 22 of the Valuation Manual. For the PRT business written before 2020, the statutory reserves are calculated using prescribed GAM tables and valuation interest rates that vary by issue year, as specified in the Standard Valuation Law.

The Company calculated its reserves for variable annuities using a stochastic reserve or alternate methodology, which is floored at the cash surrender value, per Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized to determine the fair value of bonds and stocks for which market quotations, quotations on comparable securities or models are used. These are compared to pricing from additional sources when available. Pricing may also be received directly from third-party managers who utilize various methodologies, primarily discounted cash flow models using market-based interest rates and spreads, adjusted for borrower-specific factors. For these bonds and stocks, the Company obtains the pricing services’ and managers’ methodologies and classifies the investments accordingly in the fair value hierarchy.

Corporate pricing matrices are used in valuing certain bonds. The corporate pricing matrices were developed using publicly and privately available spreads segmented by various weighted average lives and credit quality ratings. Certain private placement bonds have adjusted spreads to capture the impacts of liquidity premium based on industry sector. The weighted average life and credit quality rating of a particular bond to be priced using those matrices are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate industry sector or U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or corporate pricing matrices. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investment’s fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC, JNL and Eagle, are carried using the equity method of accounting applicable to U.S. insurance SCA entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance SCA entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNL and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less an allowance for credit losses. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by first-priority liens on real estate, partnership equity interests and common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require an allowance for credit losses when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires an allowance for credit losses, a provision for losses is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Allowance for credit losses charges are recorded in net unrealized capital gains and losses. In the event an allowance for credit losses charge is reversed, the recovery is also recorded in net unrealized capital gains and losses. If the mortgage loan is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the loan and the fair value of the collateral less estimated costs to obtain and sell. Any previously recorded allowance for credit losses is reversed.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of an allowance for credit losses, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above and instead are evaluated using other qualitative metrics.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments primarily consist of outstanding unsecured promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships, limited liability companies, joint ventures and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company sold $3.2 billion, $3.1 billion and $2.9 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2024, 2023 and 2022, respectively. The Company guarantees after-tax benefits to the third-party investors through periods ending in 2042. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $2.4 billion as of December 31, 2024, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, total return swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. With the exception of derivatives applying the prescribed practice under OAC 3901-1-67, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs and internal models. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income in the statutory statements of operations and cash flow. Cash flows associated with the acquisition, maturity, and termination of derivative instruments are recorded as investing activities in derivative assets in the statutory statements of cash flow.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secured Overnight Financing Rate (“SOFR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest- related realized gains or losses on sales of the securities.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as the IMR. The IMR is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified to an asset and evaluated for admittance under INT 23-01, Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”). The Company utilizes the grouped method for amortization. Under the grouped method, the IMR is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands. Refer to Recently Adopted Accounting Standards for additional discussion of IMR.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus. Goodwill was immaterial as of December 31, 2024 and 2023.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is recognized directly in surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 3% of the Company’s life insurance in force in 2024 and 2023, and 47% and 48% of the number of life insurance policies in force in 2024 and 2023, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Correction of Error

During 2022, the Company identified and corrected an error in annuity product allocation drivers for general operating expenses between the Company and NLAIC that resulted in an understatement of the Company’s general insurance expenses for the years ended December 31, 2021, 2020 and 2019. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors (“SSAP No. 3”), the total prior period correction was recorded as a decrease to total surplus of $45 million, a decrease to total assets of $13 million and an increase to total liabilities of $32 million as of January 1, 2022. Additionally, the Company’s subsidiary, NLAIC, identified and corrected errors as of January 1, 2022 that increased the Company’s investment in NLAIC and total surplus by $6 million. The net decrease to the Company’s total surplus of $39 million in 2022 as a result of these corrections is reported as a negative adjustment to unassigned surplus.

Recently Adopted Accounting Standards

Effective December 31, 2023, the Company adopted INT 23-04, Life Reinsurance Liquidation Questions, that addresses accounting and reporting questions about a recent life reinsurer liquidation. On July 18, 2023, Scottish Re U.S. (“SRUS”) was declared insolvent and ordered liquidated by the Court of Chancery of the State of Delaware, resulting in termination of the reinsurance agreements between the Company and SRUS on September 30, 2023, and recapture of the ceded liabilities. The Company has accrued adequate provisions as of December 31, 2023, in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, related to SRUS reinsurance recoverables. During 2024, the Company received a final payment from the assets previously held in a trust by SRUS that secured annuity reinsurance recoverables of $19 million in full satisfaction of the outstanding annuity reinsurance recoverables from SRUS.

Effective September 30, 2023, the Company adopted INT 23-01, a short-term solution related to the accounting treatment of an insurer’s negative IMR balance. INT 23-01 allows an insurer with an authorized control level RBC greater than 300%, after an adjustment to total adjusted capital, to admit negative IMR up to 10% of its general account capital and surplus, subject to certain restrictions and reporting obligations. There is no admitted disallowed IMR in the separate accounts. Fixed income investments generating IMR losses comply with the Company’s investment policies. There are no deviations from the investment policies and sales were not compelled by liquidity pressures. The Company has not allocated gains or losses to IMR from derivatives that were reported at fair value prior to the termination of the derivative. As of December 31, 2024 and 2023, the Company has $116 million and $93 million, respectively, of admitted disallowed IMR in capital and surplus in the general account.

Subsequent Events

The Company evaluated subsequent events through March 20, 2025, the date the statutory financial statements were issued.

On January 30, 2025, the Company entered into a definitive Purchase Agreement to acquire the employer stop loss business of The Allstate Corporation, which comprises Direct General Life Insurance Company, NSM Sales Corporation and The Association Benefits Solution, LLC, for $1.25 billion. The transaction is subject to regulatory approvals and other customary closing conditions.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$7,075	$41	$-	$7,116	8%
At book value less current surrender charge of 5% or more	2,849	-	-	2,849	4%
At fair value	-	-	64,460	64,460	80%
Total with market value adjustment or at fair value	$9,924	$41	$64,460	$74,425	92%
At book value without adjustment (minimal or no charge or adjustment)	3,446	-	5	3,451	4%
Not subject to discretionary withdrawal	2,867	-	56	2,923	4%
Total, gross	$16,237	$41	$64,521	$80,799	100%
Less: Reinsurance ceded	(88)	-	-	(88)
Total, net	$16,149	$41	$64,521	$80,711

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$65	$-	$-	$65

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$4,389	$64	$-	$4,453	6%
At book value less current surrender charge of 5% or more	2,210	-	-	2,210	3%
At fair value	10	-	61,993	62,003	83%
Total with market value adjustment or at fair value $	6,609	$64	$61,993	$68,666	92%
At book value without adjustment (minimal or no charge or adjustment)	3,532	-	6	3,538	5%
Not subject to discretionary withdrawal	2,342	-	62	2,404	3%
Total, gross	$12,483	$64	$62,061	$74,608	100%
Less: Reinsurance ceded	(98)	-	-	(98)
Total, net	$12,385	$64	$62,061	$74,510

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$78	$-	$-	$78
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of group annuity actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account[1]	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$16,049	$1,696	$-	$17,745	42%
At book value less current surrender charge of 5% or more	-	-	-	-	0%
At fair value	-	-	19,048	19,048	46%
Total with market value adjustment or at fair value	$16,049	$1,696	$19,048	$36,793	88%
At book value without adjustment (minimal or no charge or adjustment)	3,558	-	-	3,558	8%
Not subject to discretionary withdrawal	1,175	478	2	1,655	4%
Total, gross	$20,782	$2,174	$19,050	$42,006	100%
Less: Reinsurance ceded	(26)	-	-	(26)
Total, net	$20,756	$2,174	$19,050	$41,980

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$-	$-	$-	$-

December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$17,300	$1,857	$-	$19,157	45%
At book value less current surrender charge of 5% or more	2	-	-	2	0%
At fair value	-	-	17,922	17,922	43%
Total with market value adjustment or at fair value	$17,302	$1,857	$17,922	$37,081	88%
At book value without adjustment (minimal or no charge or adjustment)	3,867	-	-	3,867	9%
Not subject to discretionary withdrawal	1,237	102	-	1,339	3%
Total, gross	$22,406	$1,959	$17,922	$42,287	100%
Less: Reinsurance ceded	(29)	-	-	(29)
Total, net	$22,377	$1,959	$17,922	$42,258

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$2	$-	$-	$2
[1]	Includes reserves applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2024
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	10	-	10	0%
Total with market value adjustment or at fair value	$11	$-	$11	0%
At book value without adjustment (minimal or no charge or adjustment)	835	2	837	17%
Not subject to discretionary withdrawal	4,113	18	4,131	83%
Total, gross	$4,959	$20	$4,979	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,959	$20	$4,979
December 31, 2023
Subject to discretionary withdrawal:
With market value adjustment	$1	$-	$1	0%
At fair value	-	-	-	0%
Total with market value adjustment or at fair value	$1	$-	$1	0%
At book value without adjustment (minimal or no charge or adjustment)	781	2	783	17%
Not subject to discretionary withdrawal	3,677	17	3,694	83%
Total, gross	$4,459	$19	$4,478	100%
Less: Reinsurance ceded	-	-	-
Total, net	$4,459	$19	$4,478

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$36,892	$34,748
Supplemental contracts with life contingencies, net	13	14
Deposit-type contracts	4,959	4,459
Subtotal	$41,864	$39,221
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$85,786	$82,006
Other contract deposit funds	20	19
Subtotal	$85,806	$82,025
Total annuity actuarial reserves and deposit fund liabilities, net	$127,670	$121,246

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the analysis of life insurance actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2024
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$50	$50	$-	$-	$-
Universal life	2,560	2,568	2,729	-	-	-
Universal life with secondary guarantees	486	430	1,154	-	-	-
Indexed universal life with secondary guarantees	408	327	438	-	-	-
Other permanent cash value life insurance	-	1,838	2,305	-	-	-
Variable life	3,125	3,166	3,295	35,196	35,192	35,277
Subtotal	$6,579	$8,379	$9,971	$35,196	$35,192	$35,277
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	127	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	18	-	-	-
Disability - disabled lives	-	-	60	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,579	$8,379	$10,209	$35,196	$35,192	$35,277
Less: Reinsurance ceded	(8)	(8)	(138)	-	-	-
Total, net	$6,571	$8,371	$10,071	$35,196	$35,192	$35,277

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2023
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$10	$10	$-	$-	$-
Universal life	2,616	2,629	2,790	-	-	-
Universal life with secondary guarantees	453	390	1,032	-	-	-
Indexed universal life with secondary guarantees	341	265	367	-	-	-
Other permanent cash value life insurance	-	1,919	2,398	-	-	-
Variable life	3,435	3,483	3,603	29,611	29,607	29,607
Subtotal	$6,845	$8,696	$10,200	$29,611	$29,607	$29,607
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	181	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	17	-	-	-
Disability - disabled lives	-	-	59	-	-	-
Miscellaneous reserves	-	-	32	-	-	-
Total, gross	$6,845	$8,696	$10,490	$29,611	$29,607	$29,607
Less: Reinsurance ceded	(8)	(8)	(151)	-	-	-
Total, net	$6,837	$8,688	$10,339	$29,611	$29,607	$29,607

The following table is a reconciliation of life insurance actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2024	2023
Life, accident and health annual statement:
Life Insurance, net	$9,971	$10,241
Accidental death benefits, net	1	1
Disability - active lives, net	18	17
Disability - disabled lives, net	54	53
Miscellaneous reserves, net	27	27
Subtotal	$10,071	$10,339
Separate accounts annual statement:
Life insurance[1]	$35,585	$29,909
Subtotal	$35,585	$29,909
Total life insurance actuarial reserves, net	$45,656	$40,248
[1]	Life insurance account value, cash value and reserve include separate accounts with guarantees of $308 million and $302 million for universal life as of December 31, 2024 and 2023, respectively.

The total direct premium written by managing general agents and third-party administrators was $528 million, $451 million and $415 million as of December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2024		December 31, 2023
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$70,404	$-	$67,634	$-
Group annuities	16,203	-	15,453	-
Life insurance	35,783	-	30,082	-
Pension risk transfer group annuities	482	-	101	-
Total	$122,872	$-	$113,270	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2024	$25	$741
2023	$78	$780
2022	$79	$722
2021	$12	$674
2020	$26	$631

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in private placement separate accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

The Company has a separate account that holds group annuity contracts offered through the Company’s PRT business, wherein the Company provides guaranteed benefit payments to annuitants. The Company issues PRT business out of both the general and separate accounts, and within both, the assets and liabilities of this business are carried at amortized cost. The PRT separate account business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a private placement separate account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2024
Premiums, considerations or deposits	$500	$-	$9,207	$9,707
Reserves
For accounts with assets at:
Fair value	$1,629	$108	$118,868	$120,605
Amortized cost	786	-	-	786
Total reserves[1]	$2,415	$108	$118,868	$121,391
By withdrawal characteristics: With market value adjustment	$1,629	$108	$-	$1,737
At fair value	-	-	118,785	118,785
At book value without market value adjustment and with current surrender charge less than 5%	308	-	7	315
Subtotal	$1,937	$108	$118,792	$120,837
Not subject to discretionary withdrawal	478	-	76	554
Total reserves[1]	$2,415	$108	$118,868	$121,391
1

The total reserves balance does not equal the liabilities related to separate accounts of $122.9 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.5 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

(in millions)	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2023
Premiums, considerations or deposits	$88	$-	$6,181	$6,269
Reserves
For accounts with assets at:
Fair value	$1,781	$143	$109,609	$111,533
Amortized cost	401	-	-	401
Total reserves[1]	$2,182	$143	$109,609	$111,934
By withdrawal characteristics: With market value adjustment	$1,779	$143	$-	$1,922
At fair value	-	-	109,522	109,522
At book value without market value adjustment and with current surrender charge less than 5%	304	-	6	310
Subtotal	$2,083	$143	$109,528	$111,754
Not subject to discretionary withdrawal	99	-	81	180
Total reserves[1]	$2,182	$143	$109,609	$111,934
1

The total reserves balance does not equal the liabilities related to separate accounts of $113.3 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.3 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table is a reconciliation of net transfers from separate accounts, as of the dates indicated:

	December 31,
(in millions)	2024	2023	2022
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$9,707	$6,268	$7,757
Transfers from separate accounts	(12,859)	(9,446)	(8,860)
Net transfers from separate accounts	$(3,152)	$(3,178)	$(1,103)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(431)	(889)	(606)
Fees not included in general account transfers	57	41	47
Other miscellaneous adjustments not included in the general account balance	57	284	27
Net transfers as reported in the statutory statements of operations	$(3,469)	$(3,742)	$(1,635)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2024
Bonds:
U.S. Government	$65	$-	$1	$64
States, territories and possessions	823	4	69	758
Political subdivisions	289	5	22	272
Special revenues	2,893	23	317	2,599
Industrial and miscellaneous	32,850	191	2,484	30,557
Loan-backed and structured securities	8,878	50	257	8,671
Total bonds	$45,798	$273	$3,150	$42,921
Common stocks unaffiliated	$221	$-	$-	$221
Preferred stocks unaffiliated	42	-	-	42
Total unaffiliated stocks[1]	$263	$-	$-	$263
Total bonds and unaffiliated stocks[1]	$46,061	$273	$3,150	$43,184

December 31, 2023
Bonds:
U.S. Government	$173	$3	$-	$176
States, territories and possessions	609	10	44	575
Political subdivisions	371	11	21	361
Special revenues	2,994	57	248	2,803
Industrial and miscellaneous	31,796	311	2,206	29,901
Loan-backed and structured securities	7,924	38	304	7,658
Total bonds	$43,867	$430	$2,823	$41,474
Common stocks unaffiliated	$231	$-	$-	$231
Preferred stocks unaffiliated	47	-	1	46
Total unaffiliated stocks[1]	$278	$-	$1	$277
Total bonds and unaffiliated stocks[1]	$44,145	$430	$2,824	$41,751
1

Excludes affiliated common stocks with a carrying value of $3.7 billion and 3.4 billion as of December 31, 2024 and 2023, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.5 billion and $209 million as of December 31, 2024, respectively. Affiliated common stocks include investment in NLAIC and JNL of $3.2 billion and $203 million as of December 31, 2023, respectively.

The carrying value of bonds on deposit with various states as required by law was immaterial as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2024. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,460	$1,454
Due after one year through five years	11,078	10,795
Due after five years through ten years	10,554	9,999
Due after ten years	13,828	12,002
Total bonds excluding loan-backed and structured securities	$36,920	$34,250
Loan-backed and structured securities	8,878	8,671
Total bonds	$45,798	$42,921

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2024
Bonds:
U.S. Government	$53	$1	$1	$-	$54	$1
States, territories and possessions	280	10	326	60	606	70
Political subdivisions	12	1	137	21	149	22
Special revenues	439	16	1,686	301	2,125	317
Industrial and miscellaneous	5,205	165	18,171	2,484	23,376	2,649
Loan-backed and structured securities	358	2	2,177	258	2,535	260
Total bonds	$6,347	$195	$22,498	$3,124	$28,845	$3,319
Common stocks unaffiliated	$-	$-	$-	$-	$-	$-
Preferred stocks unaffiliated	3	-	1	-	4	-
Total unaffiliated stocks	$3	$-	$1	$-	$4	$-
Total bonds and unaffiliated stocks	$6,350	$195	$22,499	$3,124	$28,849	$3,319

December 31, 2023
Bonds:
U.S. Government	$79	$-	$1	$-	$80	$-
States, territories and possessions	30	-	373	44	403	44
Political subdivisions	51	-	148	21	199	21
Special revenues	45	1	1,934	247	1,979	248
Industrial and miscellaneous	1,093	43	21,615	2,266	22,708	2,309
Loan-backed and structured securities	485	2	4,671	303	5,156	305
Total bonds	$1,783	$46	$28,742	$2,881	$30,525	$2,927
Common stocks unaffiliated	$-	$-	$37	$5	$37	$5
Preferred stocks unaffiliated	3	-	6	-	9	-
Total unaffiliated stocks	$3	$-	$43	$5	$46	$5
Total bonds and unaffiliated stocks	$1,786	$46	$28,785	$2,886	$30,571	$2,932

As of December 31, 2024, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be at maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

As of December 31, 2024, the Company had the intent to sell an immaterial balance of loan-backed and structured securities identified as having an other-than-temporary impairment. There were no loan-backed and structured securities with an other-than-temporary impairment that were intended to be sold as of December 31, 2023.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans and the related allowance for credit losses as of the dates indicated:

	December 31,
(in millions)	2024	2023
Total amortized cost	$9,619	$9,146
Less: Allowance for credit losses	-	2
Mortgage loans, net of allowance[1,2]	$9,619	$9,144

1	For the years ended December 31, 2024, 2023 and 2022, changes in the allowance for credit losses were immaterial and due to current period provisions.

2

Effective January 1, 2023, the Company changed its method for reserving for mortgage loans by removing the need for a non-specific reserve. In the Company’s judgment, the change in reserving approach appropriately reflects the credit risk inherent for mortgage loans held. The impact of the change was recorded as a reversal of the non-specific reserves, resulting in an increase to unassigned surplus of $4 million and recorded through ‘Other, net’ activity within the statutory statements of changes in capital and surplus. There was no impact on net income.

As of December 31, 2024 and 2023, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2024
Apartment	$3,790	$58	$3,848	$3,771	$77	$3,848
Industrial	1,977	62	2,039	2,039	-	2,039
Office	902	178	1,080	1,046	34	1,080
Retail	1,974	12	1,986	1,978	8	1,986
Other	250	-	250	207	43	250
Total[1]	$8,893	$310	$9,203	$9,041	$162	$9,203
Weighted average DSC ratio	2.16	1.39	2.13	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	60%	72%	60%

December 31, 2023
Apartment	$3,831	$22	$3,853	$3,823	$29	$3,852
Industrial	1,842	-	1,842	1,842	-	1,842
Office	1,057	71	1,128	1,126	3	1,129
Retail	1,888	8	1,896	1,887	9	1,896
Other	256	-	256	216	40	256
Total[1]	$8,874	$101	$8,975	$8,894	$81	$8,975
Weighted average DSC ratio	2.20	1.33	2.19	n/a	n/a	n/a
Weighted average LTV ratio	n/a	n/a	n/a	56%	71%	57%

1	Excludes $416 million and $171 million of commercial mortgage loans that were under development as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, the Company has a diversified mortgage loan portfolio with no more than 22% and 23%, respectively, in a geographic region in the U.S., no more than 44% in a property type and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2024 were 12.0% and 5.1%, respectively, and for those originated or acquired during 2023 were 9.2% and 4.8%, respectively. As of December 31, 2024 and 2023, the maximum LTV ratio of any one loan at the time of loan origination was 89% and 78%, respectively. As of December 31, 2024 and 2023, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $1.1 billion and $922 million as of December 31, 2024 and 2023, respectively. The Company held $247 million and $359 million of cash collateral on securities lending as of December 31, 2024 and 2023, respectively. The carrying value and fair value of reinvested collateral assets were $247 million and $359 million and had a contractual maturity of under 30 days as of December 31, 2024 and 2023, respectively. The fair value of bonds acquired with reinvested collateral assets was $252 million and $366 million as of December 31, 2024 and 2023, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $834 million and $584 million of non-cash collateral on securities lending as of December 31, 2024 and 2023, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2024	2023	2022
Bonds	$2,151	$1,917	$1,511
Mortgage loans	413	357	334
Other invested assets	740	868	196
Policy loans	46	43	42
Derivative instruments[1]	39	24	19
Other	83	62	44
Gross investment income	$3,472	$3,271	$2,146
Investment expenses	(143)	(135)	(127)
Net investment income	$3,329	$3,136	$2,019

1	Includes net investment income applying the prescribed practice under OAC 3901-1-67, as disclosed in Note 2.

The amount of investment income due and accrued that was nonadmitted as of December 31, 2024 and 2023 was immaterial. Investment income due and accrued as of December 31, 2024 and 2023 that was admitted was $699 million and $965 million, respectively.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

		December 31,
(in millions)	2024	2023	2022
Gross gains on sales	$55	$31	$31
Gross losses on sales	(102)	(68)	(149)
Net realized capital losses on sales	$(47)	$(37)	$(118)
Net realized derivative (losses) gains	(445)	(378)	284
Other-than-temporary impairments	(36)	(21)	(26)
Total net realized capital (losses) gains	$(528)	$(436)	$140
Tax expense (benefit) on net (losses) gains	1	(4)	3
Net realized capital (losses) gains, net of tax	$(529)	$(432)	$137
Less: Net realized capital losses transferred to the IMR	(53)	(30)	(103)
Net realized capital (losses) gains, net of tax and transfers to the IMR	$(476)	$(402)	$240

For the year ended December 31, 2024, gross realized gains and gross realized losses on sales of bonds were $29 million and $97 million, respectively. For the year ended December 31, 2023, gross realized gains and gross realized losses on sales of bonds were $25 million and $64 million, respectively. For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $7 million and $145 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2024, 2023 and 2022.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $1.3 billion and $1.0 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there were $267 million and $99 million of commitments to purchase private placement bonds, respectively. There were $434 million and $490 million of outstanding commitments to fund mortgage loans as of December 31, 2024 and 2023, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Indexed crediting risk management. The Company issues a variety of insurance and annuity products with indexed crediting features that expose the Company to risks related to the performance of an underlying index. To mitigate these risks, the Company enters into a variety of derivatives including index options, total return swaps and futures. The underlying indices can have exposure to equites, commodities and fixed income securities.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2024 and 2023, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2024
Interest rate swaps	$2,483	$-	$-	$-	$-
Options	196	2	4	-	-
Cross currency swaps	1,748	170	172	(11)	1
Futures	1,852	-	-	-	-
Total return swaps	600	16	16	-
Total derivatives¹	$6,879	$188	$192	$(11)	$1

December 31, 2023
Interest rate swaps	$2,410	$-	$-	$-	$-
Options	137	1	7	-	-
Cross currency swaps	1,621	94	120	(22)	1
Futures	2,925	-	-	-	-
Total derivatives¹	$7,093	$95	$127	$(22)	$1
1	Fair value balance excludes immaterial accrued interest on derivative assets for December 31, 2024 and 2023.

The Company received $717 million and $253 million of cash collateral and held $125 million and $49 million of securities off-balance sheet as collateral for derivative assets as of December 31, 2024 and 2023, respectively. Cash and securities pledged for derivative liabilities were immaterial as of December 31, 2024 and 2023. The impact of netting as a result of master netting agreements reduced the fair value of derivative assets and liabilities by $10 million and $20 million as of December 31, 2024 and 2023, respectively. As a result, the Company’s uncollateralized position for derivatives instruments was immaterial in each respective period. In addition, the Company posted initial margin on derivative instruments of $229 million and $256 million as of December 31, 2024 and 2023, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized gains (losses) recorded in capital and surplus
	December 31,			December 31,
(in millions)	2024	2023	2022	2024	2023	2022
Cross currency swaps	$1	$-	$1	$78	$(43)	$103
Futures	(446)	(378)	283	131	(173)	124
Total return swaps	-	-	-	16	-	-
Total	$(445)	$(378)	$284	$225	$(216)	$227

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2024:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$11	$-	$-	$11
Common stocks unaffiliated	39	182	-	-	221
Preferred stocks unaffiliated	-	32	10	-	42
Derivative assets	-	16	-	-	16
Separate account assets	112,173	1,558	35	7,927	121,693
Assets at fair value	$112,212	$1,799	$45	$7,927	$121,983

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2024:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2023	$7	$51	$58
Net gains (losses):
In surplus	(1)	5	4
Purchases	4	-	4
Sales	-	(21)	(21)
Balance as of December 31, 2024	$10	$35	$45

The following table summarizes assets and liabilities held at fair value as of December 31, 2023:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$7	$-	$-	$7
Common stocks unaffiliated	67	164	-	-	231
Preferred stocks unaffiliated	-	39	7	-	46
Separate account assets	104,555	1,637	51	6,430	112,673
Assets at fair value	$104,622	$1,847	$58	$6,430	$112,957

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2023:

(in millions)	Preferred stocks unaffiliated	Separate account assets	Assets at fair value
Balance as of December 31, 2022	$6	$55	$61
Net gains (losses):
In surplus	1	(1)	-
Purchases	3	-	3
Sales	(3)	(3)	(6)
Balance as of December 31, 2023	$7	$51	$58

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2024
Assets:
Bonds	$64	$36,103	$6,743	$42,910	$45,787
Mortgage loans, net of allowance	-	-	8,446	8,446	9,619
Policy loans	-	-	1,038	1,038	1,038
Derivative assets	-	172	4	176	178
Cash, cash equivalents and short-term investments	(66)	1,753	-	1,687	1,687
Securities lending collateral assets	247	-	-	247	247
Separate account assets	37	749	352	1,138	1,179
Total assets	$282	$38,777	$16,583	$55,642	$59,735
Liabilities:
Investment contracts	$-	$-	$3,306	$3,306	$3,605
Derivative liabilities	-	11	-	11	6
Total liabilities	$-	$11	$3,306	$3,317	$3,611
December 31, 2023
Assets:
Bonds	$175	$35,293	$5,999	$41,467	$43,860
Mortgage loans, net of allowance	-	-	8,047	8,047	9,144
Policy loans	-	-	969	969	969
Derivative assets	-	120	7	127	113
Cash, cash equivalents and short-term investments	(52)	1,607	-	1,555	1,555
Securities lending collateral assets	359	-	-	359	359
Separate account assets	5	411	157	573	597
Total assets	$487	$37,431	$15,179	$53,097	$56,597
Liabilities:
Investment contracts	$-	$-	$3,265	$3,265	$3,242
Derivative liabilities	-	22	-	22	17
Total liabilities	$-	$22	$3,265	$3,287	$3,259

Mortgage loans, net of allowance. The fair values of mortgage loans are primarily estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable-rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$950	$4	$954
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$950	$4	$954
Less: Deferred tax assets nonadmitted	(169)	-	(169)
Net admitted deferred tax assets	$781	$4	$785
Less: Deferred tax liabilities	(103)	(22)	(125)
Net admitted deferred tax assets	$678	$(18)	$660

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$953	$21	$974
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$953	$21	$974
Less: Deferred tax assets nonadmitted	(222)	-	(222)
Net admitted deferred tax assets	$731	$21	$752
Less: Deferred tax liabilities	(105)	(15)	(120)
Net admitted deferred tax assets	$626	$6	$632

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2024	2023	Change
Adjusted gross deferred tax assets	$954	$974	$(20)
Total deferred tax liabilities	(125)	(120)	(5)
Net deferred tax assets	$829	$854	$(25)
Less: Tax effect of unrealized gains and losses			(53)
Change in deferred income tax			$28

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2024
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$1	$1
Adjusted gross deferred tax assets expected to be realized[1]	657	2	659
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	124	1	125
Admitted deferred tax assets	$781	$4	$785

	December 31, 2023
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$3	$3
Adjusted gross deferred tax assets expected to be realized[1]	623	6	629
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	108	12	120
Admitted deferred tax assets	$731	$21	$752

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2024 and 2023, the threshold limitation for adjusted capital and surplus was $1.8 billion and $1.6 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $11.8 billion and $10.5 billion as of December 31, 2024 and 2023, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,108% and 1,062% as of December 31, 2024 and 2023, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2024
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	17.06%	0.33%	17.39%

	December 31, 2023
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	7.19%	0.00%	7.19%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2024 and 2023.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2024	2023	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$244	$231	$13
Investments	114	110	4
Deferred acquisition costs	350	297	53
Tax credit carry-forward	180	259	(79)
Other	62	56	6
Subtotal	$950	$953	$(3)
Nonadmitted	(169)	(222)	53
Admitted ordinary deferred tax assets	$781	$731	$50
Capital:
Investments	4	21	(17)
Subtotal	$4	$21	$(17)
Admitted capital deferred tax assets	$4	$21	$(17)
Admitted deferred tax assets	$785	$752	$33
Deferred tax liabilities
Ordinary:
Investments	$(70)	$(68)	$(2)
Future policy benefits and claims	(15)	(22)	7
Other	(18)	(15)	(3)
Subtotal	$(103)	$(105)	$2
Capital:
Investments	(22)	(15)	(7)
Subtotal	$(22)	$(15)	$(7)
Deferred tax liabilities	$(125)	$(120)	$(5)
Net deferred tax assets	$660	$632	$28

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2024 and 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

		December 31,
(in millions)	2024	2023	2022
Current income tax expense	$68	$104	$103
Change in deferred income tax (without tax on unrealized gains and losses)	(28)	(132)	(28)
Total income tax expense (benefit) reported	$40	$(28)	$75
Income before income and capital gains taxes	$1,219	$1,053	$1,077
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$256	$221	$226
(Decrease) increase in actual tax reported resulting from:
Dividends received deduction	(172)	(211)	(80)
Tax credits	(44)	(45)	(58)
Other	-	7	(13)
Total income tax expense (benefit) reported	$40	$(28)	$75

The Company incurred $1 million in federal income tax expense in 2023, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2024:

(in millions)	Amount	Origination	Expiration
Operating loss carryforwards	$2	2017	2032
Business credits	$22	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040
Business credits	$28	2021	2041
Business credits	$27	2022	2042
Business credits	$24	2023	2043
Business credits	$23	2024	2044

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company	Nationwide Financial General Agency, Inc.
Allied Insurance Company of America	Nationwide Financial Services, Inc.
Allied Property & Casualty Insurance Company	Nationwide General Insurance Company
Allied Texas Agency, Inc.	Nationwide Indemnity Company
AMCO Insurance Company	Nationwide Insurance Company of America
American Marine Underwriters	Nationwide Insurance Company of Florida
Crestbrook Insurance Company	Nationwide Investment Services Corporation
Depositors Insurance Company	Nationwide Life and Annuity Insurance Company
DVM Insurance Agency, Inc.	Nationwide Life Insurance Company
Eagle Captive Reinsurance, LLC	Nationwide Lloyds
Freedom Specialty Insurance Company	Nationwide Property & Casualty Insurance Company
Harleysville Insurance Company of New York	Nationwide Retirement Solutions, Inc.
Harleysville Insurance Company	Nationwide Sales Solutions, Inc.
Harleysville Insurance Company of New Jersey	Nationwide Trust Company, FSB
Harleysville Lake States Insurance Company	NBS Insurance Agency, Inc.
Harleysville Preferred Insurance Company	NFS Distributors, Inc.
Harleysville Worcester Insurance Company	Registered Investment Advisors Services, Inc.
Jefferson National Life Insurance Company	Retention Alternatives, Ltd.
Jefferson National Life Insurance Company of New York	Retention Alternatives Ltd. In Respect of Cell No. 1
Lone Star General Agency, Inc.	Segregated Account
National Casualty Company	Scottsdale Indemnity Company
Nationwide Advantage Mortgage Company	Scottsdale Insurance Company
Nationwide Affinity Insurance Company of America	Scottsdale Surplus Lines Insurance Company
Nationwide Agent Risk Purchasing Group. Inc.	Titan Insurance Company
Nationwide Agribusiness Insurance Company	Titan Insurance Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria Select Insurance Company
Nationwide Financial Assignment Company	VPI Services, Inc.

The method of allocation of regular tax among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return. Effective January 1, 2023, the Company revised its tax sharing agreement to address corporate alternative minimum tax (“CAMT”). If the consolidated federal income tax return group is an Applicable Corporation and has a CAMT liability, all members of the group will be treated as Applicable Corporations subject to CAMT. CAMT is paid by affiliates based on the ratio of the subsidiary’s CAMT liability to the total CAMT liabilities of all subsidiaries.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2024 and 2023.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal CAMT, effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an Applicable Corporation. A corporation is an Applicable Corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1 billion. The $1 billion threshold is determined on a controlled-group basis by aggregating the AFSI of all entities treated as a single employer under tax law. The controlled-group’s AFS is generally treated as the AFS for all separate entities in the controlled-group. Except under limited circumstances, once a corporation is an Applicable Corporation, it is an Applicable Corporation in all future years.

An Applicable Corporation is not automatically subject to a CAMT liability. An Applicable Corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds its regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. For financial statement reporting, in the event an Applicable Corporation is subject to CAMT there will be no impact to total tax as any CAMT paid will be offset by the establishment of a deferred tax asset for the credit carryover.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company comprises a controlled-group of entities and has determined that it will be an Applicable Corporation in 2024. In making such determination, the Company has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. While the U.S. Treasury Department issued proposed regulations on September 12, 2024, there remain many open questions and significant portions of the guidance will not be effective until the regulations are issued in final form. However, the proposed regulations, including the portions not effective until finalized, will not materially impact the Company’s financial statements.

The Company has made an accounting policy election to disregard CAMT when evaluating the need for a valuation allowance for its non-CAMT deferred tax assets.

For the years ended December 31, 2024 and 2023, the Act did not impact the Company’s total tax.

(9)	Short-Term Debt and FHLB Funding Agreements

Short-Term Debt

The Company is a party to a $750 million revolving variable rate credit facility agreement. The Company had no amounts outstanding under the facility as of December 31, 2024 and 2023.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to Effective Federal Funds Rate plus 0.18%. The Company had no amounts outstanding under this agreement as of December 31, 2024 and 2023.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2024 and 2023.

The amount of interest paid on short-term debt was immaterial in 2024, 2023 and 2022.

FHLB Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 40% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $6.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. FHLB membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $20 million in membership stock as of December 31, 2024 and 2023, none of which is eligible for redemption. As part of the agreement, the Company purchased and held an additional $160 million and $144 million in activity stock and an immaterial amount in excess stock as of December 31, 2024 and 2023, respectively, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $3.6 billion and $3.3 billion as of December 31, 2024 and 2023, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. Certain outstanding advances are subject to prepayment penalties under these agreements. The maximum amounts of aggregate advances from the FHLB were $3.6 billion and $3.3 billion for the years ended December 31, 2024 and 2023, respectively.

The Company has agreements with the FHLB to provide short-term financing for operations. These agreements, which were renewed in June 2024 and expire June 2025, allow the Company access to borrow up to $1.1 billion. As of December 31, 2024 and 2023, the Company had no amounts outstanding under these agreements.

Bonds and mortgage loans with a carrying value of $5.4 billion (2.9% of total admitted assets) and fair value of $4.8 billion

(2.5% of total admitted assets) as of December 31, 2024 and carrying value of $5.3 billion (3.0% of total admitted assets) and fair value of $4.6 billion (2.6% of total admitted assets) as of December 31, 2023 were pledged as collateral under FHLB agreements, as a condition for withdrawal, and are included in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus. The maximum amount of collateral pledged to the FHLB had a carrying value of $5.5 billion and fair value of $4.9 billion for the year ended December 31, 2024, and a carrying value of $5.3 billion and fair value of $4.6 billion for the year ended December 31, 2023.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/or principal	Date of maturity
December 31, 2024
12/19/2001	7.50%	$300	$300	$23	$518	$-	12/31/2031
6/27/2002	8.15%	300	300	24	545	-	6/27/2032
12/23/2003	6.75%	100	100	7	139	-	12/23/2033
12/20/2019	4.21%	400	400	17	84	-	12/19/2059
Total		$1,100	$1,100	$71	$1,286	$-
December 31, 2023 12/19/2001	7.50%	$300	$300	$23	$495	$-	12/31/2031
6/27/2002	8.15%	300	300	24	521	-	6/27/2032
12/23/2003	6.75%	100	100	7	132	-	12/23/2033
12/20/2019	4.21%	400	400	16	67	-	12/19/2059
Total		$1,100	$1,100	$70	$1,215	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has 100% coinsurance agreements with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts and certain fixed indexed annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC. Amounts ceded to Eagle during 2024, 2023 and 2022 included premiums of $643 million, $635 million and $637 million, respectively, benefits and claims, net of third-party reinsurance recoveries, of $23 million, $73 million, and $75 million respectively, net investment earnings on funds withheld assets of $43 million, $55 million and $52 million, respectively, and an expense allowance for third-party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2024 and 2023, the carrying value of the funds withheld assets recorded within funds held under coinsurance was $1.2 billion and $1.3 billion, respectively, which consists of bonds and cash equivalents that had a carrying value of $1.1 billion and $1.2 billion, respectively, and mortgage loans that had a carrying value of $70 million and $73 million, respectively. As of December 31, 2024 and 2023, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreements was $46 million and $91 million, respectively. Amounts payable to Eagle related to the reinsurance agreements were $116 million and $377 million as of December 31, 2024 and 2023, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $354 million, $307 million and $287 million for the years ended December 31, 2024, 2023 and 2022, respectively, while benefits, claims and expenses ceded were $341 million, $301 million and $267 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statements of operations for 2024, 2023 and 2022 and include considerations of $4 million, $46 million and $10 million, respectively, net investment income of $25 million, $31 million and $35 million, respectively, and benefits, claims and other expenses of $145 million, $186 million and $161 million, respectively. The reserve adjustment for 2024, 2023 and 2022 of $(143) million, $(153) million and $(161) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves under this agreement totaled $619 million and $737 million as of 2024 and 2023, respectively, and amounts payable related to this agreement were $2 million and $6 million as of December 31, 2024 and 2023, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $34 million as of December 31, 2024 and 2023. Total premiums assumed under this treaty were $11 million, $12 million and $12 million during 2024, 2023 and 2022, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $154 million as of December 31, 2024 and 2023.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unaffiliated reinsurers. Total reserve credits taken as of December 31, 2024 and 2023 were $252 million and $278 million, respectively. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder.

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, and other affiliates and subsidiaries as a part of its ongoing operations. These include, but are not limited to, annuity and life insurance contracts, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies in conformity with NAIC statutory accounting principles. In addition, the Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Affiliate receivables and payables are the result of cost sharing and intercompany service agreements between the Company and its affiliates in which settlement has not yet occurred. Affiliate receivables are presented net of affiliate payables when the Company has the right to offset. The net amounts due from affiliates were $41 million and $19 million as of December 31, 2024 and 2023, respectively, and are included in other assets in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. The net amounts due to affiliates were $56 million and $133 million as of December 31, 2024 and 2023, respectively, and are included in other liabilities in the Company’s statutory statements of admitted assets, liabilities, capital and surplus. These arrangements are subject to written agreements which require that intercompany balances be settled within a certain time period, generally 30 to 60 days.

The Company and various affiliates share a home office, other facilities, equipment, common management and administrative services. In addition, NMIC provided data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. The Company was allocated costs from NMIC totaling $276 million, $245 million, and $285 million for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and

$3.4 billion as of December 31, 2024 and 2023, respectively. Total revenues from these contracts were $117 million, $125 million and $127 million for the years ended December 31, 2024, 2023 and 2022, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $76 million, $84 million and $87 million for the years ended December 31, 2024, 2023 and 2022, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The amount the Company earned for the years ended December 31, 2024, 2023 and 2022 were immaterial.

Funds of Nationwide Variable Insurance Trust Funds (“NVITF”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2024 and 2023, customer allocations to NVITF totaled $65.4 billion and $63.9 billion, respectively. For the years ended December 31, 2024, 2023 and 2022, NVITF paid the Company $246 million, $234 million and $242 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.0 billion and $1.3 billion as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, amounts on deposit with NCMC were comprised of $938 million and $1.0 billion, respectively, of cash and cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2024, 2023 and 2022 were $53 million, $63 million and $112 million, respectively.

The Company provides commercial mortgage loans to subsidiaries of Nationwide Realty Investors, LTD, a subsidiary of NMIC, with interest rates ranging from 3.62% to 4.90% and maturity dates ranging from January 2031 to July 2041. As of December 31, 2024 and 2023, the Company had $286 million and $304 million, respectively, outstanding under these arrangements.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2024 and 2023, the Company had no outstanding borrowings from affiliated entities under such agreements. The amounts the Company incurred for interest expense on intercompany repurchase agreements during 2024, 2023 and 2022 were immaterial.

During 2024 and 2023, the Company received capital contributions of $100 million and $135 million, respectively, from NFS. During 2025, the Company received an additional capital contribution of $25 million from NFS as of the subsequent event date.

During 2024, the Company paid capital contributions to NLAIC of $400 million. During 2023, there were no capital contributions paid to NLAIC by the Company. During 2025, the Company paid capital contributions to NLAIC of $100 million as of the subsequent event date.

The Company has a replacement unsecured promissory note and revolving line of credit agreement with JNLNY whereby JNLNY can borrow up to $5 million. No amounts have been drawn on the note as of December 31, 2024 and 2023, or through the subsequent event date.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNL with the minimum capital and surplus required by each state in which NLAIC and JNL does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNL or provide any creditor of NLAIC or JNL with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end. During 2023, the Company made surplus contributions to Eagle. On September 29, 2023, the Company made a surplus contribution to Eagle of $10 million. During 2024 and 2023 Eagle declared distributions to the Company based on their earned surplus position. On February 11, 2025, the Company received a dividend distribution of $107 million that was declared on December 31, 2024. The dividend receivable was recorded in investment income due and accrued as of December 31, 2024. On November 8, 2024, the Company received a dividend distribution of $81 million that was declared on September 30, 2024. On August 9, 2024, the Company received a dividend distribution of $131 million that was declared on June 28, 2024. On May 10, 2024, the Company received a dividend distribution of $365 million that was declared on March 29, 2024. On February 9, 2024, the Company received a total distribution of $421 million that was declared on December 29, 2023 and consisted of a return of contributed surplus of $10 million and a dividend of $411 million. The return of contributed surplus receivable was recorded in other invested assets and the dividend receivable was recorded in investment income due and accrued as of December 31, 2023. On August 10, 2023, the Company received a dividend distribution of $205 million that was declared on June 30, 2023. On May 9, 2023, the Company received a dividend distribution of $204 million that was declared on March 31, 2023. On February 10, 2023, the Company received a total distribution of $332 million that was declared on December 30, 2022 and consisted of a return of contributed surplus of $221 million and a dividend of $111 million.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

The Company and NWSBL have entered into a $850 million unsecured promissory note and revolving line of credit agreement whereby NWSBL can borrow up to $850 million from the Company for up to 364 days after the date of the agreement with the outstanding balance being reported in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus. As of December 31, 2023, NWSBL had an outstanding borrowing of $328 million. During 2024, additional draws increased the outstanding balance to $363 million when, on February 28, 2024, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $363 million at an interest rate of 1-month SOFR plus 0.90% and a maturity date of February 27, 2025. As of December 31, 2024, NWSBL had an outstanding balance of $706 million. During 2025, additional draws increased the outstanding balance to $731 million when, on February 27, 2025, the outstanding balance was repaid and a $850 million replacement agreement was entered into with a draw amount of $746 million at an interest rate of 1-month SOFR plus 0.9% and a maturity date of February 26, 2026. The outstanding balance on this note is $771 million as of the subsequent event date.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $325 million and $251 million as of December 31, 2024 and 2023, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

NMIC sponsors multiple benefit plans for its current and former employees including two qualified defined benefit pension plans, the Nationwide Retirement Plan – Account Balance and the Nationwide Retirement Plan – Final Average Pay, collectively the “Pension Plans”. On December 10, 2024, the Pension Plans purchased group annuity contracts that transferred certain obligations to the Company and NLAIC. The impact of this transaction was immaterial to net income and capital and surplus.

(13)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force were immaterial as of December 31, 2024 and 2023.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2024, 2023 and 2022 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC RBC model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of surplus as regards policyholders as of the prior December 31 or (ii) the net income of the insurer as of the prior year. No dividends were paid by the Company to NFS for the years ended December 31, 2024 and 2023. The Company’s surplus as regards policyholders as of December 31, 2024, was $12.5 billion and statutory net income for 2024 was $1.2 billion. As of January 1, 2025, the Company has the ability to pay dividends to NFS totaling $1.3 billion without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend or distribution paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholder.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I  Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2024:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$65	$64	$65
	U.S. government and agencies	76	76	76
	Obligations of states and political subdivisions	3,423	3,091	3,423
	Foreign governments	519	474	519
	Public utilities	5,008	4,584	4,972
	All other corporate, mortgage-backed and asset-backed securities	36,880	34,632	36,743
	Total fixed maturity securities	$45,971	$42,921	$45,798
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	26	39	39
	Industrial, miscellaneous and all other	183	182	182
	Nonredeemable preferred stocks	38	42	42
	Total equity securities[1]	$247	$263	$263
	Mortgage loans	9,619		9,619
	Cash, cash equivalents and short-term investments	1,687		1,687
	Policy loans	1,039		1,038
	Other long-term investments[2]	2,821		2,821
	Total invested assets	$61,384		$61,226

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $3.7 billion are excluded.
2

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $396 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III  Supplementary Insurance Information

As of December 31, 2024, 2023 and 2022 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2024
Annuities		$18,942			$8,677
Retirement Solutions		18,911			3,498
Life Insurance		5,532			411
Corporate Solutions and Other		8,408			3,816
Total		$51,793			$16,402
2023
Annuities		$15,213			$7,368
Retirement Solutions		20,351			4,150
Life Insurance		5,428			412
Corporate Solutions and Other		8,381			2,740
Total		$49,373			$14,670
2022
Annuities		$10,635			$5,758
Retirement Solutions		21,824			5,097
Life Insurance		5,353			415
Corporate Solutions and Other		7,670			3,265
Total		$45,482			$14,535

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2024
Annuities	$882	$15,954		$184
Retirement Solutions	788	5,398		244
Life Insurance	285	866		105
Corporate Solutions and Other	1,374	1,430		204
Total	$3,329	$23,648		$737
2023
Annuities	$613	$13,619		$158
Retirement Solutions	835	5,610		214
Life Insurance	276	757		101
Corporate Solutions and Other	1,412	1,943		203
Total	$3,136	$21,929		$676
2022
Annuities	$346	$10,871		$136
Retirement Solutions	860	6,178		120
Life Insurance	261	730		105
Corporate Solutions and Other	552	1,519		174
Total	$2,019	$19,298		$535

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, increase in reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV  Reinsurance

As of December 31, 2024, 2023 and 2022 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2024
Life insurance in force	$153,575	$(24,712)	$557	$129,420
Premiums:
Life Insurance	$3,977	$(140)	$11	$3,848
Accident and health insurance	531	(540)	9	-
Total	$4,508	$(680)	$20	$3,848

2023
Life insurance in force	$147,725	$(26,722)	$579	$121,582
Premiums:
Life Insurance	$2,931	$(143)	$12	$2,800
Accident and health insurance	457	(465)	9	-
Total	$3,388	$(608)	$21	$2,800

2022
Life insurance in force	$145,173	$(29,598)	$605	$116,180
Premiums:
Life Insurance	$3,473	$(144)	$12	$3,341
Accident and health insurance	425	(424)	-	1
Total	$3,898	$(568)	$12	$3,342

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V  Valuation and Qualifying Accounts

Years ended December 31, 2024, 2023 and 2022:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2024
Valuation allowances - mortgage loans	$2	$-	$(2)	$-

2023
Valuation allowances - mortgage loans[2]	$1	$1	$-	$2

2022
Valuation allowances - mortgage loans	$43	$(5)	$-	$38
1	Amounts generally represent recoveries, payoffs and sales.
2	Effective January 1, 2023, the Company changed its method for reserving for mortgage loans. Refer to Note 5 for further discussion and the resulting impacts of the change.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.